UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08274

MassMutual Select Funds

(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111

(Address of principal executive offices) (Zip code)

Eric Wietsma

1295 State Street, Springfield, MA 01111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 413-788-8411

Date of fiscal year end: 12/31/11

Date of reporting period: 3/31/11

Item 1. Schedule of Investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 1.5%

PREFERRED STOCK — 1.5%
Electric — 1.5%
PPL Corp. 9.500%	400,000	$21,296,000

TOTAL PREFERRED STOCK (Cost $21,450,000)		21,296,000

TOTAL EQUITIES (Cost $21,450,000)		21,296,000

	Principal Amount
BONDS & NOTES — 68.6%

CORPORATE DEBT — 44.1%
Agriculture — 0.8%
Reynolds American, Inc. 7.625% 6/01/16	$10,000,000	11,884,580

Auto Manufacturers — 0.2%
Volkswagen International Finance NV FRN (a) 0.762% 10/01/12	3,100,000	3,100,961

Banks — 12.5%
American Express Bank FSB 5.500% 4/16/13	10,800,000	11,583,421
Australia & New Zealand Banking Group Ltd. (a) 2.125% 1/12/14	2,400,000	2,400,864
Banco Santander Brasil SA (a) 4.250% 1/14/16	1,400,000	1,396,500
Banco Santander Brazil SA FRN (a) 2.409% 3/18/14	1,200,000	1,190,778
Banco Santander Chile FRN (a) 1.903% 1/19/16	1,000,000	1,001,390
Bank of Nova Scotia (a) 1.650% 10/29/15	900,000	863,365
Barclays Bank PLC 2.375% 1/13/14	1,000,000	1,005,661
Barclays Bank PLC (a) 10.179% 6/12/21	11,700,000	14,860,287
BBVA Bancomer SA (a) 4.500% 3/10/16	500,000	501,059
BBVA Bancomer SA (a) 6.500% 3/10/21	1,000,000	988,162
BNP Paribas 5.000% 1/15/21	1,800,000	1,816,826
Credit Suisse New York 2.200% 1/14/14	800,000	803,054
Dexia Credit Local SA (a) 2.750% 4/29/14	47,645,000	47,340,406

	Principal Amount	Value
Export-Import Bank of Korea 4.000% 1/29/21	$400,000	$364,762
First Horizon National Corp. 4.500% 5/15/13	1,100,000	1,130,923
GMAC, Inc. 6.875% 9/15/11	2,500,000	2,546,875
GMAC, Inc. 7.500% 12/31/13	5,000,000	5,381,250
Groupe BPCE (a) 2.375% 10/04/13	400,000	399,746
HSBC Bank PLC (a) 2.000% 1/19/14	800,000	797,421
ICICI Bank Ltd. 5.500% 3/25/15	2,200,000	2,293,716
ING Bank NV (a) 2.500% 1/14/16	500,000	479,644
Intesa Sanpaolo SpA FRN (a) 2.713% 2/24/14	1,800,000	1,823,090
JP Morgan Chase Bank NA 6.000% 10/01/17	11,700,000	12,797,086
Korea Development Bank 8.000% 1/23/14	1,000,000	1,141,333
Nordea Bank AB (a) 2.125% 1/14/14	400,000	399,073
Regions Financial Corp. 6.375% 5/15/12	10,000,000	10,310,730
Resona Bank Ltd. VRN (a) 5.850% 9/29/49	6,200,000	6,130,659
The Royal Bank of Scotland PLC EUR (b) 3.625% 5/17/13	800,000	1,121,760
The Royal Bank of Scotland PLC 4.375% 3/16/16	5,200,000	5,232,999
The Royal Bank of Scotland PLC (a) 4.875% 8/25/14	10,000,000	10,383,240
The Royal Bank of Scotland PLC EUR (b) 5.500% 3/23/20	7,200,000	9,892,313
Santander UK PLC EUR (b) 1.000% 10/10/17	4,900,000	5,679,092
Sumitomo Mitsui Banking Corp. (a) 1.950% 1/14/14	1,000,000	990,337
UBS AG FRN 1.304% 1/28/14	2,100,000	2,119,211
Wachovia Corp. 5.625% 10/15/16	11,700,000	12,643,675

		179,810,708

Building Materials — 0.2%
Corporacion GEO SAB de CV (a) 9.250% 6/30/20	3,000,000	3,337,500

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Coal — 0.3%
Arch Western Finance LLC 6.750% 7/01/13	$3,800,000	$3,838,000

Diversified Financial — 14.4%
Ally Financial, Inc. 2.200% 12/19/12	700,000	717,105
Ally Financial, Inc. 6.875% 8/28/12	1,425,000	1,496,784
BM&F Bovespa SA (a) 5.500% 7/16/20	3,300,000	3,375,771
CIT Group, Inc. 7.000% 5/01/15	2,600,000	2,622,750
Citigroup, Inc. FRN 1.164% 2/15/13	1,300,000	1,303,842
Citigroup, Inc. FRN 1.753% 1/13/14	2,200,000	2,234,751
Citigroup, Inc. 5.000% 9/15/14	11,700,000	12,217,175
FCE Bank PLC EUR (b) 7.125% 1/16/12	10,000,000	14,597,154
FCE Bank PLC EUR (b) 7.125% 1/15/13	10,000,000	14,880,594
Federal National Mortgage Association 0.500% 10/30/12	2,100,000	2,094,428
Federal National Mortgage Association 1.000% 12/27/12	20,000,000	20,077,356
FIA Card Services NA (a) 7.125% 11/15/12	10,700,000	11,527,485
General Electric Capital Corp. 2.000% 9/28/12	400,000	408,234
General Electric Capital Services, Inc. 7.500% 8/21/35	11,700,000	13,696,991
GMAC LLC 6.625% 5/15/12	10,000,000	10,305,660
The Goldman Sachs Group, Inc. 6.750% 10/01/37	11,700,000	11,800,959
HSBC Finance Corp. 5.500% 4/15/11	1,925,000	1,927,069
HSBC Holdings PLC (c) 5.100% 4/05/21	12,700,000	12,765,164
International Lease Finance Corp. 5.400% 2/15/12	5,000,000	5,081,250
International Lease Finance Corp. (a) 6.750% 9/01/16	700,000	749,000
Macquarie Bank Ltd (Acquired 4/7/11, Cost $2,395,320) (c) (d) 6.625% 4/07/21	2,400,000	2,395,320
Macquarie Bank Ltd. (a) 2.600% 1/20/12	11,730,000	11,928,190

	Principal Amount	Value
Merrill Lynch & Co., Inc. 5.450% 2/05/13	$900,000	$954,050
Morgan Stanley FRN 2.812% 5/14/13	1,300,000	1,345,816
SLM Corp. 6.250% 1/25/16	100,000	104,250
SLM Corp. 8.000% 3/25/20	8,200,000	8,938,000
SLM Corp. 8.450% 6/15/18	10,000,000	11,200,000
Sydney Airport Finance (a) 5.125% 2/22/21	300,000	293,638
TNK-BP Finance SA (a) 7.250% 2/02/20	5,000,000	5,500,000
TNK-BP Finance SA (e) 7.250% 2/02/20	4,500,000	4,950,000
TNK-BP Finance SA (e) 7.500% 3/13/13	5,000,000	5,462,500
UBS AG/Stamford CT FRN 1.413% 2/23/12	9,600,000	9,676,695

		206,627,981

Electric — 0.4%
Majapahit Holding BV (a) 7.750% 1/20/20	5,300,000	5,962,500

Foods — 0.0%
Kraft Foods, Inc. 5.625% 11/01/11	459,000	471,686

Holding Company – Diversified — 0.2%
Noble Group Ltd. (a) 4.875% 8/05/15	1,000,000	1,035,000
Noble Group Ltd. (e) 6.625% 8/05/20	1,400,000	1,442,000

		2,477,000

Insurance — 5.3%
American International Group, Inc. 4.950% 3/20/12	19,900,000	20,497,577
American International Group, Inc. 5.050% 10/01/15	12,500,000	12,888,737
American International Group, Inc. 6.250% 5/01/36	5,000,000	4,944,180
American International Group, Inc. 6.400% 12/15/20	8,400,000	8,965,270
Cincinnati Financial Corp. 6.920% 5/15/28	26,742,000	28,255,223

		75,550,987

Investment Companies — 0.8%
Gerdau Holdings, Inc. (a) (e) 7.000% 1/20/20	10,000,000	11,075,000

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Iron & Steel — 0.3%
CSN Islands XI Corp. (a) 6.875% 9/21/19	$2,000,000	$2,220,000
GTL Trade Finance, Inc. (a) 7.250% 10/20/17	1,600,000	1,800,000

		4,020,000

Oil & Gas — 2.7%
BP Capital Markets PLC 3.125% 3/10/12	10,000,000	10,219,780
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	400,000	367,500
Gazprom OAO Via Morgan Stanley Bank AG (e) 9.625% 3/01/13	2,500,000	2,840,000
Gazprom Via Gaz Capital SA (e) 9.250% 4/23/19	5,000,000	6,218,500
Novatek Finance Ltd. (a) 5.326% 2/03/16	400,000	411,354
Petrobras International Finance Co. 7.875% 3/15/19	2,300,000	2,700,395
Petroleos Mexicanos 5.500% 1/21/21	2,800,000	2,842,000
Ras Laffan LNG 3 (e) 5.500% 9/30/14	1,800,000	1,931,778
Reliance Holdings USA, Inc. (a) 4.500% 10/19/20	6,600,000	6,217,933
Transocean, Inc., Series C, Convertible 1.500% 12/15/37	4,500,000	4,381,875

		38,131,115

Retail — 0.0%
CVS Pass-Through Trust 6.943% 1/10/30	93,196	101,110

Savings & Loans — 3.7%
AK Transneft OJSC Via TransCapitalInvest Ltd. (e) 7.700% 8/07/13	15,000,000	16,795,200
Fibria Overseas Finance Ltd. (a) 7.500% 5/04/20	2,000,000	2,170,000
LBG Capital No.1 PLC GBP (b) 7.588% 5/12/20	5,415,000	8,208,968
LBG Capital No.1 PLC GBP (b) 7.867% 12/17/19	4,887,000	7,447,735
LBG Capital No.1 PLC GBP (b) 7.869% 8/25/20	2,906,000	4,428,852
Odebrecht Drilling Norbe VIII/IX Ltd. (a) 6.350% 6/30/21	400,000	421,500
RZD Capital Ltd. 5.739% 4/03/17	3,100,000	3,230,820
Vnesheconombank Via VEB Finance Ltd. (a) 5.450% 11/22/17	400,000	406,000

	Principal Amount	Value
Vnesheconombank Via VEB Finance Ltd. (a) 6.902% 7/09/20	$9,500,000	$10,223,900

		53,332,975

Telecommunications — 1.7%
AT&T, Inc. 5.500% 2/01/18	10,500,000	11,461,748
Deutsche Telekom International Finance BV GBP (b) 6.500% 4/08/22	3,300,000	5,812,761
Indosat Palapa Co. BV (a) 7.375% 7/29/20	5,000,000	5,494,000
Qtel International Finance Ltd. (a) 4.750% 2/16/21	200,000	186,500
Qwest Corp. FRN 3.560% 6/15/13	1,300,000	1,355,250

		24,310,259

Transportation — 0.6%
Asciano Finance (a) (c) 5.000% 4/07/18	9,000,000	8,951,220

TOTAL CORPORATE DEBT (Cost $608,883,503)		632,983,582

FLOATING RATE LOAN INTEREST — 0.1%
Diversified Financial — 0.1%
Petroleum Export Term Loan B 3.319% 12/20/12	1,558,000	1,550,210

TOTAL FLOATING RATE LOAN INTEREST (Cost $1,534,209)		1,550,210

MUNICIPAL OBLIGATIONS — 3.2%
Bay Area Toll Authority BAB 6.918% 4/01/40	6,300,000	6,443,388
Bay Area Toll Authority BAB 7.043% 4/01/50	10,500,000	10,715,460
Irvine Ranch Water District BAB 6.622% 5/01/40	6,700,000	6,852,023
Los Angeles Community College District BAB 6.750% 8/01/49	3,000,000	3,156,330
New York City Municipal Water Finance Authority BAB 6.124% 6/15/42	10,000,000	9,657,300
New York State Dormitory Authority 5.051% 9/15/27	600,000	563,052
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	5,000,000	4,873,600
State of California BAB 5.700% 11/01/21	3,500,000	3,551,905

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Texas State Transportation Commission BAB 5.178% 4/01/30	$400,000	$393,112

		46,206,170

TOTAL MUNICIPAL OBLIGATIONS (Cost $46,788,096)		46,206,170

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.2%
Commercial MBS — 6.0%
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.679% 2/24/51	6,500,000	6,908,348
BCRR Trust, Series 2009-1, Class 2A2 VRN (a) 5.858% 7/17/40	31,036,000	31,865,059
Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3 VRN 6.211% 2/15/41	2,800,000	2,982,552
European Loan Conduit, Series 25X, Class A FRN EUR (b) (e) 1.243% 5/15/19	171,566	216,136
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	3,500,000	3,668,791
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.808% 8/15/45	25,000,000	26,885,155
Real Estate Capital PLC, Series 4, Class A1 FRN GBP (b) (e) 1.026% 10/20/14	8,550,000	13,235,832

		85,761,873

Other Loans ABS — 0.3%
Hillmark Funding (Acquired 3/18/11, Cost $3,543,500), Series 2006-1A, Class A1 FRN (a) (d) 0.563% 5/21/21	3,800,000	3,551,917
Penta CLO SA, Series 2007-1X, Class A1 FRN EUR (b) (e) (f) 1.478% 6/04/24	968,307	1,238,878

		4,790,795

WL Collateral CMO — 2.9%
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A1B FRN EUR (a) (b) 2.291% 5/16/47	927,703	1,315,789

	Principal Amount	Value
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B FRN EUR (a) (b) 2.491% 5/16/47	$1,900,000	$2,697,150
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 6.000% 9/25/36	551,245	510,779
Granite Master Issuer PLC, Series 2006-4, Class A7 FRN EUR (b) (e) 0.997% 12/20/54	3,398,225	4,557,009
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.815% 9/25/35	6,464,874	6,072,452
Holmes Master Issuer PLC, Series 2011-1A, Class A3 EUR (a) (b) 2.339% 10/15/54	1,000,000	1,417,097
Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A3 VRN 5.482% 7/25/36	13,043,654	11,572,928
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2 FRN 5.198% 8/25/35	4,275,000	3,943,903
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class IIA1 VRN 2.759% 10/25/35	2,849,879	2,611,625
Wells Fargo Mortgage Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	6,604,701	6,482,679

		41,181,411

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $121,018,142)		131,734,079

SOVEREIGN DEBT OBLIGATIONS — 1.8%
Canada Government Bond CAD (b) 1.500% 12/01/12	1,300,000	1,336,432
Canada Government Bond CAD (b) 1.750% 3/01/13	2,800,000	2,885,199
Canada Housing Trust No. 1 CAD (b) 2.750% 12/15/15	300,000	307,498
Canada Housing Trust No. 1 CAD (b) 3.350% 12/15/20	4,100,000	4,112,137
Canada Housing Trust No. 1 CAD (b) 4.000% 6/15/12	2,100,000	2,228,708
Canada Housing Trust No. 1 CAD (b) 4.550% 12/15/12	3,000,000	3,236,225
Canada Housing Trust No. 1 CAD (b) 4.800% 6/15/12	1,500,000	1,606,601

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Canada Housing Trust No. 1 (Acquired 3/04/11, Cost 408,100) CAD (d) 3.950% 12/15/11	$400,000	$420,270
Canadian Government Bond CAD (b) 2.500% 9/01/13	3,000,000	3,131,573
Canadian Government Bond CAD (b) 3.000% 12/01/15	400,000	418,715
Korea Housing Finance Corp. (a) 4.125% 12/15/15	400,000	408,441
Mexican Bonos MXN (b) 6.000% 6/18/15	9,900,000	808,158
Province of Ontario Canada 1.375% 1/27/14	1,900,000	1,894,984
Province of Ontario Canada CAD (b) 4.200% 3/08/18	100,000	107,034
Province of Ontario Canada CAD (b) 4.300% 3/08/17	700,000	758,736
Province of Ontario Canada CAD (b) 4.400% 6/02/19	1,300,000	1,392,830
Province of Ontario Canada CAD (b) 4.600% 6/02/39	700,000	730,563
Province of Ontario Canada CAD (b) 5.500% 6/02/18	300,000	344,788
Province of Quebec Canada CAD (b) 4.500% 12/01/16	100,000	109,556
Russian Foreign Bond (e) 3.625% 4/29/15	200,000	202,250

		26,440,698

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $25,790,023)		26,440,698

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 9.7%
Pass-Through Securities — 9.7%
Federal Home Loan Mortgage Corp. TBA Pool #6949 4.500% 2/01/39 (c)	2,000,000	2,032,031
Federal National Mortgage Association Pool #889304 4.000% 4/01/23	43,058	44,438
Pool #995703 4.000% 5/01/24	153,049	157,473
Pool #AH5938 4.000% 2/01/41	499,540	491,188
Pool #AE2466 4.000% 2/01/41	409,197	402,356
Pool #AH6056 4.000% 2/01/41	89,801	88,300
Pool #983629 4.500% 5/01/23	41,740	43,845

	Principal Amount	Value
Pool #931412 4.500% 6/01/24	$854,399	$896,151
Pool #932324 4.500% 12/01/39	595,694	606,979
Pool #AC8568 4.500% 1/01/40	323,167	329,289
Pool #AD1654 4.500% 3/01/40	1,381,603	1,411,232
Pool #AD7854 4.500% 6/01/40	2,399,755	2,445,219
Pool #AD9958 4.500% 8/01/40	517,292	527,093
Pool #AD8035 4.500% 8/01/40	799,605	814,754
Pool #AE7154 4.500% 9/01/40	263,769	268,766
Pool #AE3145 4.500% 9/01/40	363,487	370,373
Pool #AE3151 4.500% 9/01/40	303,588	309,339
Pool #AE1589 4.500% 10/01/40	471,742	480,680
Pool #AE8864 4.500% 11/01/40	1,000,000	1,018,946
Pool #AE5157 4.500% 11/01/40	399,960	407,538
Pool #932866 4.500% 12/01/40	426,122	434,195
Pool #AH2085 4.500% 12/01/40	281,264	286,593
Pool #AE3729 4.500% 1/01/41	964,246	982,513
Pool #AE0986 4.500% 1/01/41	1,051,593	1,071,516
Pool #AH3115 4.500% 1/01/41	526,781	536,761
Pool #AC9286 4.500% 2/01/41	958,486	976,645
Pool #AH4198 4.500% 2/01/41	755,682	769,999
Pool #AH0347 4.500% 2/01/41	363,026	369,903
Pool #MA0666 4.500% 3/01/41	276,593	281,833
Pool #AH8757 4.500% 3/01/41	36,552	37,245
Pool #AH7896 4.500% 3/01/41	244,218	248,845
Pool #AH6884 4.500% 3/01/41	313,807	319,752
Pool #AH6901 4.500% 3/01/41	127,707	130,126

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AH6691 4.500% 3/01/41	$618,198	$629,910
Pool #AH8987 4.500% 4/01/41	939,092	956,883
Pool #725205 5.000% 3/01/34	1,006,249	1,059,077
Pool #735288 5.000% 3/01/35	4,467,024	4,695,261
Pool #256714 5.500% 5/01/27	320,434	344,742
Pool #257325 5.500% 8/01/28	864,161	928,095
Pool #912872 5.500% 2/01/37	39,879	42,679
Pool #888129 5.500% 2/01/37	517,575	554,553
Pool #256597 5.500% 2/01/37	96,395	103,161
Pool #914803 5.500% 4/01/37	28,852	30,877
Pool #256673 5.500% 4/01/37	492,831	527,425
Pool #918069 5.500% 5/01/37	81,027	86,714
Pool #937466 5.500% 6/01/37	169,357	181,245
Pool #967740 5.500% 7/01/37	279,414	299,027
Pool #944822 5.500% 12/01/37	133,324	142,599
Pool #968385 5.500% 1/01/38	299,033	319,836
Pool #966577 5.500% 1/01/38	13,363	14,293
Pool #953591 5.500% 1/01/38	373,657	399,652
Pool #972295 5.500% 2/01/38	1,688,388	1,805,850
Pool #972539 5.500% 2/01/38	588,647	629,599
Pool #965682 5.500% 2/01/38	11,830	12,653
Pool #961426 5.500% 2/01/38	12,560	13,433
Pool #961440 5.500% 2/01/38	36,069	38,579
Pool #257072 5.500% 2/01/38	617,521	660,482
Pool #973880 5.500% 3/01/38	90,880	97,202
Pool #972447 5.500% 3/01/38	48,192	51,545

	Principal Amount	Value
Pool #970127 5.500% 3/01/38	$892,160	$954,228
Pool #962371 5.500% 3/01/38	1,676,662	1,793,308
Pool #962129 5.500% 3/01/38	280,060	299,544
Pool #953613 5.500% 3/01/38	29,404	31,449
Pool #981199 5.500% 4/01/38	722,941	773,010
Pool #979507 5.500% 4/01/38	400,297	428,020
Pool #929311 5.500% 4/01/38	20,642	22,078
Pool #983471 5.500% 5/01/38	292,804	313,083
Pool #983007 5.500% 5/01/38	49,271	52,683
Pool #975123 5.500% 5/01/38	284,258	303,946
Pool #929362 5.500% 5/01/38	282,102	301,640
Pool #889452 5.500% 5/01/38	279,951	299,427
Pool #986183 5.500% 6/01/38	89,029	95,195
Pool #985559 5.500% 6/01/38	812,549	868,824
Pool #985557 5.500% 6/01/38	369,114	394,678
Pool #985530 5.500% 6/01/38	57,096	61,050
Pool #984600 5.500% 6/01/38	294,524	314,922
Pool #984277 5.500% 6/01/38	768,807	822,774
Pool #979633 5.500% 6/01/38	392,274	419,442
Pool #963364 5.500% 6/01/38	94,946	101,522
Pool #934307 5.500% 6/01/38	168,698	180,381
Pool #934265 5.500% 6/01/38	299,899	320,669
Pool #934082 5.500% 6/01/38	633,707	677,596
Pool #987421 5.500% 7/01/38	13,448	14,379
Pool #982187 5.500% 7/01/38	268,172	286,745
Pool #981344 5.500% 7/01/38	600,217	641,787

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #964072 5.500% 7/01/38	$3,392,441	$3,627,394
Pool #889679 5.500% 7/01/38	942,748	1,008,335
Pool #987751 5.500% 8/01/38	345,290	369,204
Pool #986422 5.500% 8/01/38	278,911	298,228
Pool #929831 5.500% 8/01/38	805,137	860,899
Pool #992723 5.500% 10/01/38	16,271	17,398
Pool #992694 5.500% 10/01/38	146,420	156,560
Pool #988731 5.500% 10/01/38	157,459	168,364
Pool #970650 5.500% 10/01/38	279,179	298,515
Pool #AA0005 5.500% 11/01/38	778,010	831,893
Pool #994126 5.500% 11/01/38	399,007	426,641
Pool #994119 5.500% 11/01/38	262,635	280,825
Pool #994118 5.500% 11/01/38	173,840	185,880
Pool #960080 5.500% 11/01/38	298,992	319,700
Pool #934647 5.500% 11/01/38	2,335,914	2,497,695
Pool #934645 5.500% 11/01/38	10,266	10,977
Pool #934613 5.500% 11/01/38	944,053	1,009,436
Pool #992256 5.500% 12/01/38	89,877	96,101
Pool #934217 5.500% 12/01/38	323,315	345,708
Pool #930255 5.500% 12/01/38	665,400	711,484
Pool #257496 5.500% 12/01/38	22,551	24,113
Pool #995258 5.500% 1/01/39	100,670	107,705
Pool #993100 5.500% 1/01/39	73,465	78,553
Pool #970966 5.500% 1/01/39	371,075	396,775
Pool #257533 5.500% 1/01/39	668,691	715,004
Pool #995502 5.500% 2/01/39	12,267	13,143

	Principal Amount	Value
Pool #995845 5.500% 4/01/39	$208,246	$222,864
Pool #935063 5.500% 4/01/39	217,024	232,055
Pool #AC2235 5.500% 8/01/39	99,273	106,149
Pool #190399 5.500% 11/01/39	1,281,200	1,369,933
Pool #AD4567 5.500% 4/01/40	38,415	41,075
Federal National Mortgage Association TBA Pool #6330 4.000% 1/01/24 (c)	1,000,000	1,027,656
Pool #11264 4.500% 1/01/21 (c)	3,800,000	3,972,039
Pool #14170 4.500% 2/01/39 (c)	38,700,000	39,386,321
Pool #27350 5.000% 6/01/36 (c)	24,000,000	25,032,187
Pool #45577 5.500% 4/01/35 (c)	300,000	320,859
Pool #53246 6.000% 9/01/35 (c)	7,000,000	7,613,047

		139,170,383

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $138,848,154)		139,170,383

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bonds & Notes — 0.5%
U.S. Treasury Inflation Index 2.000% 1/15/26	3,660,987	3,906,959
U.S. Treasury Inflation Index 2.375% 1/15/25	1,401,756	1,573,471
U.S. Treasury Inflation Index 2.375% 1/15/27	2,074,534	2,309,216

		7,789,646

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,810,161)		7,789,646

TOTAL BONDS & NOTES (Cost $950,672,288)		985,874,768

TOTAL LONG-TERM INVESTMENTS (Cost $972,122,288)		1,007,170,768

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 34.9%
Commercial Paper — 2.3%
Bank of Nova Scotia 0.562% 8/09/12	$1,100,000	$1,099,701
Kells Funding LLC (a) 0.310% 5/12/11	8,700,000	8,696,928
Kells Funding LLC (a) 0.330% 5/03/11	6,870,000	6,867,985
Kells Funding LLC (a) 0.330% 5/11/11	4,700,000	4,698,277
Kells Funding LLC (a) 0.340% 5/06/11	4,700,000	4,698,446
Nissan Motor Acceptance Corp. (a) 0.600% 6/22/11	1,900,000	1,897,403
Straight-A Funding LLC (a) 0.230% 5/09/11	300,000	299,927
Straight-A Funding LLC (a) 0.250% 5/11/11	1,500,000	1,499,583
Straight-A Funding LLC (a) 0.250% 5/17/11	400,000	399,872
Straight-A Funding LLC (a) 0.250% 5/18/11	1,800,000	1,799,413
Straight-A Funding LLC (a) 0.250% 6/03/11	600,000	599,738

		32,557,273

Repurchase Agreements — 17.4%
Bank of America Repurchase Agreement, dated 3/31/11, 0.140%, due 4/01/11 (i)	19,000,000	19,000,000
Barclays Capital Repurchase Agreement, dated 3/31/11, 0.130%, due 4/01/11 (j)	13,300,000	13,300,000
Barclays Capital Repurchase Agreement, dated 3/31/11, 0.140%, due 4/01/11 (k)	21,200,000	21,200,000
Credit Suisse First Boston Repurchase Agreement, dated 3/31/11, 0.140%, due 4/01/11 (l)	14,200,000	14,200,000
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/11, 0.160%, due 4/01/11 (m)	10,000,000	10,000,000
JP Morgan Chase Bank Repurchase Agreement, dated 3/31/2011, 0.140%, due 4/01/11 (n)	100,000,000	100,000,000
Morgan Stanley Repurchase Agreement, dated 3/31/2011, 0.140%, due 4/01/11 (o)	57,000,000	57,000,000

	Principal Amount	Value
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (p)	$14,126,232	$14,126,232

		248,826,232

U.S. Treasury Bills — 15.2%
U.S. Treasury Bill 0.140% 9/08/11	17,500,000	17,488,917
U.S. Treasury Bill 0.156% 8/25/11	7,700,000	7,695,044
U.S. Treasury Bill 0.164% 9/01/11	29,600,000	29,580,486
U.S. Treasury Bill 0.170% 8/04/11	18,800,000	18,788,821
U.S. Treasury Bill 0.175% 8/11/11	28,700,000	28,681,729
U.S. Treasury Bill (g) (h) 0.175% 8/18/11	42,800,000	42,773,717
U.S. Treasury Bill (h) 0.175% 6/09/11	60,000	59,979
U.S. Treasury Bill 0.177% 6/09/11	180,000	179,939
U.S. Treasury Bill 0.180% 7/14/11	5,900,000	5,897,307
U.S. Treasury Bill 0.181% 6/09/11	40,000	39,986
U.S. Treasury Bill 0.185% 7/21/11	8,290,000	8,285,809
U.S. Treasury Bill 0.186% 6/23/11	400,000	399,845
U.S. Treasury Bill 0.186% 6/16/11	3,900,000	3,899,094
U.S. Treasury Bill (g) (h) 0.190% 7/07/11	33,760,000	33,745,429
U.S. Treasury Bill 0.254% 8/25/11	6,800,000	6,795,726
U.S. Treasury Bill (h) 0.298% 7/28/11	13,320,000	13,312,929

		217,624,757

TOTAL SHORT-TERM INVESTMENTS (Cost $499,008,262)		499,008,262

TOTAL INVESTMENTS — 105.0% (Cost $1,471,130,550) (q)		1,506,179,030

Other Assets/(Liabilities) — (5.0)%		(71,687,464)

NET ASSETS — 100.0%		$1,434,491,566

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SECURITIES SOLD SHORT — (0.5)%

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — (0.5)%

Pass-Through Securities — (0.5)%
Federal National Mortgage Association TBA Pool #45577 5.500% 4/01/35 (c)	$(7,000,000)	$(7,486,718)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $(7,474,844))		(7,486,718)

TOTAL SECURITIES SOLD SHORT — (0.5)% (Cost $(7,474,844))		$(7,486,718)

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
MXN	Mexican Peso
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $294,840,001 or 20.55% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2011, these securities amounted to a value of $6,367,507 or 0.44% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2011, these securities amounted to a value of $70,165,083 or 4.89% of net assets.
(f)	This security is valued in good faith under procedures established by the Board of Trustees.
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	A portion of this security is held as collateral for open swap agreements and written options outstanding. (Note 2).
(i)	Maturity value of $19,000,073. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 3/31/16, and an aggregate market value, including accrued interest, of $19,409,503.
(j)	Maturity value of $13,300,048. Collateralized by U.S. Government Agency obligations with a rate of 8.750%, maturity date of 8/15/20, and an aggregate market value, including accrued interest, of $13,617,514.
(k)	Maturity value of $21,200,082. Collateralized by U.S. Government Agency obligations with a rate of 0.300%, maturity date of 11/23/12, and an aggregate market value, including accrued interest, of $21,632,516.
(l)	Maturity value of $14,200,055. Collateralized by U.S. Government Agency obligations with a rate ranging from 1.375% - 2.625%, maturity date ranging from 5/15/13 - 4/30/16, and an aggregate market value, including accrued interest, of $14,544,610.
(m)	Maturity value of $10,000,044. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 5/01/38, and an aggregate market value, including accrued interest, of $10,335,254.
(n)	Maturity value of $100,000,389. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 2/15/13, and an aggregate market value, including accrued interest, of $102,070,663.
(o)	Maturity value of $57,000,219. Collateralized by U.S. Government Agency obligations with a rate ranging from 1.750% - 3.500%, maturity date ranging from 7/31/15 - 5/15/20, and an aggregate market value, including accrued interest, of $58,461,937.
(p)	Maturity value of $14,126,235. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/01/25, and an aggregate market value, including accrued interest, of $14,411,392.
(q)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

COMMON STOCK — 0.0%
Pipelines — 0.0%
SemGroup Corp. Class A (a)	245	$6,899

TOTAL COMMON STOCK (Cost $7,576)		6,899

CONVERTIBLE PREFERRED STOCK — 0.0%
Auto Manufacturers — 0.0%
Motors Liquidation Co. Series C 6.250% (a)	6,475	47,332

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $149,913)		47,332

PREFERRED STOCK — 0.3%
Auto Manufacturers — 0.0%
Motors Liquidation Co. 7.375% (a)	5,000	34,000

Diversified Financial — 0.2%
Citigroup Capital XII 8.500%	12,300	323,859
Citigroup Capital XIII 7.875%	1,800	49,320

		373,179

U.S. Government Agencies — 0.1%
Federal Home Loan Mortgage Corp. 8.375% (a)	42,725	72,632
Federal National Mortgage Association 0.000% (a)	1,300	3,705
Federal National Mortgage Association 8.250% (a)	29,475	50,108

		126,445

TOTAL PREFERRED STOCK (Cost $2,301,778)		533,624

TOTAL EQUITIES (Cost $2,459,267)		587,855

	Principal Amount
BONDS & NOTES — 98.9%

CORPORATE DEBT — 27.1%
Aerospace & Defense — 0.2%
The Boeing Co. 4.875% 2/15/20	$100,000	106,854
The Boeing Co. 6.000% 3/15/19	130,000	149,578
Raytheon Co. 3.125% 10/15/20	120,000	109,955

		366,387

	Principal Amount	Value
Agriculture — 0.3%
Altria Group, Inc. 9.250% 8/06/19	$180,000	$234,913
Reynolds American, Inc. 6.750% 6/15/17	175,000	200,121
Reynolds American, Inc. 7.250% 6/01/12	60,000	64,015

		499,049

Airlines — 0.2%
Continental Airlines, Inc. (b) 6.750% 9/15/15	20,000	20,175
Delta Air Lines, Inc. Series 2007-1 Class A (b) 6.821% 2/10/24	274,714	286,390
United Air Lines, Inc. 9.750% 1/15/17	129,199	146,641

		453,206

Auto Manufacturers — 0.0%
Motors Liquidation Co. (c) 8.250% 7/15/23	80,000	22,800
Motors Liquidation Co. EUR (c) (d) 8.375% 7/05/33	40,000	15,731

		38,531

Banks — 4.7%
BAC Capital Trust XIV VRN 5.630% 9/29/49	30,000	23,100
Bank of America Corp. 4.500% 4/01/15	20,000	20,768
Bank of America Corp. 5.625% 7/01/20	300,000	308,003
Bank of America Corp. 7.625% 6/01/19	170,000	196,894
Bank of Tokyo-Mitsubishi UFJ Ltd. (b) 3.850% 1/22/15	110,000	114,005
Barclays Bank PLC (b) 6.050% 12/04/17	130,000	135,443
Commonwealth Bank of Australia (b) 3.750% 10/15/14	200,000	207,629
Commonwealth Bank of Australia (b) 5.000% 10/15/19	110,000	113,590
Credit Agricole SA VRN (b) 8.375% 10/29/49	490,000	524,300
Glitnir Banki HF (Acquired 6/15/06, Cost $310,000) VRN (b) (c) (e) 6.693% 6/15/16	420,000	4
Glitnir Banki HF (Acquired 7/28/06, Cost $290,000) (b) (c) (e) 6.330% 7/28/11	290,000	88,450
Glitnir Banki HF (Acquired 9/20/07, Cost $98,989) VRN (b) (c) (e) 1.000% 9/14/16	100,000	1

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Glitnir Banki HF (Acquired 9/25/07, Cost $389,126) (b) (c) (e) 6.375% 9/25/12	$390,000	$118,950
Hypothekenbank in Essen (b) 5.000% 1/20/12	100,000	103,730
ICICI Bank Ltd. VRN (b) 6.375% 4/30/22	148,000	147,260
ICICI Bank Ltd. VRN (f) 6.375% 4/30/22	180,000	179,100
Intesa Sanpaolo SPA (b) 3.625% 8/12/15	140,000	135,302
Landsbanki Islands HF (Acquired 8/25/06, Cost $669,826) (b) (c) (e) 6.100% 8/25/11	670,000	53,600
Lloyds TSB Bank PLC (b) 5.800% 1/13/20	90,000	90,089
Lloyds TSB Bank PLC 6.375% 1/21/21	310,000	323,050
Nordea Bank AB (b) 3.700% 11/13/14	280,000	289,933
Rabobank Nederland 11.000% 6/29/49	210,000	273,525
Royal Bank of Scotland Group PLC 3.950% 9/21/15	20,000	20,015
Royal Bank of Scotland Group PLC 4.875% 3/16/15	180,000	187,087
Royal Bank of Scotland Group PLC 5.000% 11/12/13	70,000	70,938
Royal Bank of Scotland Group PLC 5.000% 10/01/14	220,000	220,619
Royal Bank of Scotland Group PLC 5.050% 1/08/15	80,000	80,018
Royal Bank of Scotland Group PLC 6.400% 10/21/19	380,000	391,208
Royal Bank of Scotland Group PLC VRN 7.640% 3/29/49	200,000	159,000
RSHB Capital SA for OJSC Russian Agricultural Bank (b) 6.299% 5/15/17	190,000	199,025
Santander US Debt SA Unipersonal (b) 2.485% 1/18/13	200,000	196,323
Santander US Debt SA Unipersonal (b) 3.724% 1/20/15	400,000	386,820
State Street Corp. 4.956% 3/15/18	310,000	319,443
Sumitomo Mitsui Banking Corp. (b) 3.100% 1/14/16	200,000	197,883
Sumitomo Mitsui Banking Corp. (b) 3.150% 7/22/15	260,000	258,844
UBS AG 3.875% 1/15/15	310,000	317,724
Wachovia Capital Trust III VRN 5.570% 3/29/49	200,000	183,500

	Principal Amount	Value
Wachovia Corp. 5.250% 8/01/14	$790,000	$844,882
Wachovia Corp. 5.625% 10/15/16	330,000	356,616
Wells Fargo & Co. 3.676% 6/15/16	170,000	171,005
Wells Fargo & Co. 5.300% 8/26/11	180,000	183,410
Wells Fargo Capital 5.950% 12/15/36	310,000	305,242

		8,496,328

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	100,000	104,581
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	260,000	279,059
Diageo Capital PLC 4.828% 7/15/20	300,000	310,098

		693,738

Chemicals — 0.0%
Potash Corp. of Saskatchewan, Inc. 4.875% 3/30/20	50,000	51,845

Coal — 0.1%
Consol Energy, Inc. (b) 6.375% 3/01/21	160,000	160,200

Commercial Services — 0.1%
Service Corp. International 7.500% 4/01/27	135,000	128,250
Service Corp. International 7.625% 10/01/18	10,000	10,925

		139,175

Diversified Financial — 7.5%
American Express Co. VRN 6.800% 9/01/66	190,000	193,800
Boeing Capital Corp. 4.700% 10/27/19	150,000	158,369
Citigroup, Inc. 5.500% 10/15/14	80,000	86,288
Citigroup, Inc. 6.010% 1/15/15	290,000	316,916
Citigroup, Inc. 6.375% 8/12/14	30,000	33,163
Citigroup, Inc. 6.875% 3/05/38	660,000	725,303
Countrywide Financial Corp. 5.800% 6/07/12	10,000	10,519
Countrywide Financial Corp. 6.250% 5/15/16	360,000	384,332
Credit Suisse Guernsey Ltd. VRN 5.860% 5/29/49	170,000	164,900

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Agricultural Mortgage Corp. 3.875% 8/19/11	$410,000	$414,948
Federal Home Loan Mortgage Corp. 0.875% 10/28/13	330,000	327,334
Federal National Mortgage Association 0.010% 10/09/19	2,500,000	1,698,438
Federal National Mortgage Association 4.625% 5/01/13	950,000	1,019,017
FIA Card Services NA (b) 7.125% 11/15/12	450,000	484,801
Financing Corp. Fico Strip 0.010% 6/06/13	240,000	233,149
General Electric Capital Corp. VRN 6.375% 11/15/67	990,000	1,017,225
General Electric Capital Corp. 6.875% 1/10/39	190,000	212,039
The Goldman Sachs Group, Inc. 3.625% 8/01/12	60,000	61,876
The Goldman Sachs Group, Inc. 4.750% 7/15/13	30,000	31,790
The Goldman Sachs Group, Inc. 5.250% 10/15/13	80,000	85,907
The Goldman Sachs Group, Inc. 5.300% 2/14/12	20,000	20,779
The Goldman Sachs Group, Inc. 5.375% 3/15/20	350,000	355,367
The Goldman Sachs Group, Inc. 5.450% 11/01/12	150,000	159,426
The Goldman Sachs Group, Inc. 6.000% 6/15/20	240,000	253,710
The Goldman Sachs Group, Inc. 6.250% 2/01/41	430,000	428,219
HSBC Finance Corp. (b) 6.676% 1/15/21	410,000	425,574
International Lease Finance Corp. (b) 6.750% 9/01/16	720,000	770,400
JPMorgan Chase & Co. 4.250% 10/15/20	120,000	114,685
JPMorgan Chase & Co. 5.125% 9/15/14	820,000	880,122
JPMorgan Chase & Co. 5.150% 10/01/15	600,000	642,724
Kaupthing Bank (Acquired 10/06/06, Cost $99,469) (b) (c) (e) 5.750% 10/04/11	100,000	28,000
Kaupthing Bank HF (Acquired 2/28/08, Cost $1,507,428) (b) (c) (e) 7.625% 2/28/15	1,800,000	504,000
Kaupthing Bank HF (Acquired 5/19/06, Cost $149,208) (b) (c) (e) 7.125% 5/19/16	375,000	4

	Principal Amount	Value
Lehman Brothers Holdings Capital Trust VII VRN (c) 5.857% 11/29/49	$310,000	$31
Lehman Brothers Holdings, Inc. (c) 6.500% 7/19/17	440,000	44
Lehman Brothers Holdings, Inc. Series I (c) 6.750% 12/28/17	1,320,000	132
MBNA Capital A Series A 8.278% 12/01/26	110,000	112,750
Merrill Lynch & Co., Inc. 6.875% 4/25/18	110,000	122,176
Morgan Stanley Series F 5.550% 4/27/17	200,000	210,369
Morgan Stanley Series F 5.625% 1/09/12	460,000	477,607
MUFG Capital Finance 1 Ltd. FRN 6.346% 7/29/49	180,000	180,266
SLM Corp. 5.000% 4/15/15	20,000	20,137
SLM Corp. 5.050% 11/14/14	120,000	121,131
SLM Corp. 5.625% 8/01/33	90,000	76,945

		13,564,712

Electric — 1.7%
The Cleveland Electric Illuminating Co. 5.650% 12/15/13	190,000	205,726
The Cleveland Electric Illuminating Co. 5.700% 4/01/17	20,000	21,268
Dominion Resources, Inc. 5.700% 9/17/12	510,000	542,088
Duke Energy Corp. 5.625% 11/30/12	595,000	637,390
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.000% 12/01/20	495,000	524,539
Exelon Corp. 5.625% 6/15/35	290,000	270,312
FirstEnergy Corp. Series B 6.450% 11/15/11	8,000	8,240
FirstEnergy Corp. Series C 7.375% 11/15/31	480,000	519,938
NRG Energy, Inc. 7.375% 1/15/17	150,000	156,375
Pacific Gas & Electric Co. 5.800% 3/01/37	130,000	131,423

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pacific Gas & Electric Co. 8.250% 10/15/18	$20,000	$25,547

		3,042,846

Environmental Controls — 0.2%
Waste Management, Inc. 6.375% 11/15/12	300,000	325,200

Foods — 0.4%
Kraft Foods, Inc. 5.375% 2/10/20	530,000	559,545
The Kroger Co. 6.400% 8/15/17	30,000	34,517
Safeway, Inc. 3.950% 8/15/20	90,000	85,127

		679,189

Health Care – Services — 0.4%
Roche Holdings, Inc. (b) 6.000% 3/01/19	220,000	249,364
UnitedHealth Group, Inc. 5.700% 10/15/40	120,000	116,988
UnitedHealth Group, Inc. 5.800% 3/15/36	70,000	69,541
UnitedHealth Group, Inc. 6.000% 2/15/18	110,000	122,346
WellPoint, Inc. 5.875% 6/15/17	20,000	22,433
WellPoint, Inc. 7.000% 2/15/19	150,000	177,795

		758,467

Household Products — 0.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (b) 6.875% 2/15/21	350,000	352,625

Insurance — 0.8%
American International Group, Inc. (b) 3.750% 11/30/13	100,000	102,073
American International Group, Inc. 6.250% 3/15/37	570,000	521,550
MetLife Capital Trust IV (b) 7.875% 12/15/37	200,000	215,000
MetLife, Inc. 6.400% 12/15/36	260,000	250,406
Teachers Insurance & Annuity Association of America (b) 6.850% 12/16/39	260,000	293,157

		1,382,186

Iron & Steel — 0.1%
Steel Dynamics, Inc. 6.750% 4/01/15	140,000	143,325
Steel Dynamics, Inc. 7.625% 3/15/20	40,000	42,900

		186,225

	Principal Amount	Value
Lodging — 0.1%
Inn of the Mountain Gods Resort & Casino (b) 8.750% 11/30/20	$15,000	$14,738
Inn of the Mountain Gods Resort & Casino (b) 8.750% 11/30/20	33,000	17,985
MGM Mirage 7.625% 1/15/17	50,000	47,187
MGM Resorts International 10.375% 5/15/14	10,000	11,450
MGM Resorts International 11.125% 11/15/17	20,000	22,900
Station Casinos, Inc. (c) 7.750% 8/15/16	200,000	20

		114,280

Manufacturing — 0.1%
Tyco International Group SA 6.000% 11/15/13	230,000	254,620

Media — 1.6%
Comcast Corp. 6.500% 1/15/15	1,195,000	1,352,348
Echostar DBS Corp. 7.000% 10/01/13	95,000	102,600
News America, Inc. 6.200% 12/15/34	20,000	20,114
News America, Inc. 6.650% 11/15/37	30,000	31,464
Reed Elsevier Capital, Inc. 8.625% 1/15/19	250,000	316,808
Time Warner Cable, Inc. 5.875% 11/15/40	190,000	178,533
Time Warner Cable, Inc. 6.200% 7/01/13	250,000	274,865
Time Warner Cable, Inc. 6.750% 6/15/39	180,000	188,203
Time Warner Cable, Inc. 8.250% 4/01/19	260,000	316,740
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	24,465
TL Acquisitions, Inc. (b) 10.500% 1/15/15	20,000	20,400
United Business Media Ltd. (b) 5.750% 11/03/20	130,000	126,454

		2,952,994

Mining — 1.2%
Barrick Gold Corp. 6.950% 4/01/19	140,000	167,433
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	470,000	554,951
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	270,000	297,675

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rio Tinto Finance USA Ltd. 1.875% 11/02/15	$20,000	$19,251
Rio Tinto Finance USA Ltd. 3.500% 11/02/20	350,000	326,270
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	150,000	172,708
Teck Resources Ltd. 9.750% 5/15/14	8,000	9,720
Teck Resources Ltd. 10.250% 5/15/16	9,000	10,822
Vale Overseas Ltd. 6.875% 11/21/36	361,000	384,415
Vedanta Resources PLC (b) 8.750% 1/15/14	190,000	202,587

		2,145,832

Oil & Gas — 2.7%
Apache Corp. 5.100% 9/01/40	360,000	334,662
BP Capital Markets PLC 3.125% 10/01/15	480,000	482,684
Conoco, Inc. 6.950% 4/15/29	155,000	185,063
ConocoPhillips 6.500% 2/01/39	120,000	136,609
Hess Corp. 7.300% 8/15/31	185,000	216,906
Hess Corp. 7.875% 10/01/29	90,000	111,127
Hess Corp. 8.125% 2/15/19	180,000	225,963
Kerr-McGee Corp. 6.950% 7/01/24	290,000	320,774
Kerr-McGee Corp. 7.875% 9/15/31	360,000	410,643
Noble Energy, Inc. 8.250% 3/01/19	300,000	377,432
Pemex Project Funding Master Trust 6.625% 6/15/35	623,000	624,939
Petrobras International Finance Co. 5.375% 1/27/21	340,000	341,026
Petrobras International Finance Co. 5.750% 1/20/20	142,000	146,492
Petrobras International Finance Co. 6.125% 10/06/16	166,000	183,951
QEP Resources, Inc. 6.875% 3/01/21	180,000	189,000
SandRidge Energy, Inc. (b) 9.875% 5/15/16	160,000	177,600
Shell International Finance BV 4.375% 3/25/20	330,000	340,657
Total Capital SA 4.450% 6/24/20	40,000	40,836

		4,846,364

	Principal Amount	Value
Pharmaceuticals — 0.4%
Giant Funding Corp. (b) 8.250% 2/01/18	$50,000	$51,312
Pfizer, Inc. 6.200% 3/15/19	370,000	426,371
Wyeth 5.950% 4/01/37	200,000	213,811

		691,494

Pipelines — 0.8%
El Paso Natural Gas Co. 8.375% 6/15/32	289,000	353,977
Kinder Morgan Energy Partners LP 5.000% 12/15/13	100,000	108,116
Kinder Morgan Energy Partners LP 5.850% 9/15/12	20,000	21,273
Kinder Morgan Energy Partners LP 6.000% 2/01/17	200,000	222,571
Southern Natural Gas Co. 8.000% 3/01/32	5,000	6,101
Tennessee Gas Pipeline Co. 7.625% 4/01/37	50,000	59,009
Williams Cos., Inc. 7.750% 6/15/31	126,000	149,641
Williams Cos., Inc. Series A 7.500% 1/15/31	388,000	453,920

		1,374,608

Retail — 0.4%
CVS Caremark Corp. 6.600% 3/15/19	100,000	114,708
CVS Caremark Corp. (b) 9.350% 1/10/23	240,000	248,604
CVS Pass-Through Trust (b) 5.298% 1/11/27	13,461	13,114
CVS Pass-Through Trust 5.880% 1/10/28	138,639	140,316
CVS Pass-Through Trust 6.036% 12/10/28	134,068	137,018
CVS Pass-Through Trust 6.943% 1/10/30	111,835	121,332
Wal-Mart Stores, Inc. 6.200% 4/15/38	50,000	54,894

		829,986

Savings & Loans — 0.4%
ASIF Global Financing XIX (b) 4.900% 1/17/13	20,000	20,900
The Goldman Sachs Capital II VRN 5.793% 6/01/43	390,000	336,375
ILFC E-Capital Trust II VRN (b) 6.250% 12/21/65	10,000	8,400

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Resona Preferred Global Securities Cayman Ltd. VRN (b) 7.191% 12/29/49	$385,000	$383,739

		749,414

Semiconductors — 0.0%
National Semiconductor Corp. 6.600% 6/15/17	30,000	33,012

Telecommunications — 2.0%
America Movil SAB de CV 5.000% 3/30/20	100,000	103,109
America Movil SAB de CV 5.625% 11/15/17	160,000	176,225
AT&T, Inc. 5.500% 2/01/18	410,000	447,554
AT&T, Inc. 6.550% 2/15/39	170,000	177,180
Cellco Partnership/Verizon Wireless Capital LLC 8.500% 11/15/18	50,000	64,241
Deutsche Telekom International Finance BV 5.750% 3/23/16	315,000	352,671
Intelsat Jackson Holdings SA (b) 7.250% 10/15/20	180,000	180,000
Intelsat Jackson Holdings SA (b) 8.500% 11/01/19	65,000	69,875
Intelsat Jackson Holdings SA 9.500% 6/15/16	30,000	31,650
Qwest Corp. 6.875% 9/15/33	100,000	100,125
Qwest Corp. 7.500% 10/01/14	55,000	62,837
Rogers Communications, Inc. 6.800% 8/15/18	120,000	140,284
SBC Communications, Inc. 5.100% 9/15/14	230,000	251,518
Telefonica Emisiones SAU 5.134% 4/27/20	130,000	129,345
Verizon Communications, Inc. 4.600% 4/01/21	290,000	288,759
Verizon Communications, Inc. 6.000% 4/01/41	580,000	577,754
Verizon Communications, Inc. 6.100% 4/15/18	240,000	268,986
Verizon Global Funding Corp. 7.375% 9/01/12	190,000	206,707

		3,628,820

	Principal Amount	Value
Transportation — 0.1%
Kansas City Southern de Mexico SA de CV 12.500% 4/01/16	$98,000	$119,070

TOTAL CORPORATE DEBT (Cost $52,195,347)		48,930,403

MUNICIPAL OBLIGATIONS — 1.3%
Birmingham Commercial Development Authority 5.500% 4/01/41	20,000	19,625
Imperial Irrigation District 5.125% 11/01/38	30,000	27,460
Kentucky Higher Education Student Loan Corp. FRN 1.504% 5/01/34	200,000	193,872
Los Angeles Department of Airports 5.000% 5/15/35	40,000	37,958
Los Angeles Department of Airports 5.000% 5/15/40	10,000	9,237
Los Angeles Department of Airports 5.250% 5/15/39	30,000	28,766
Los Angeles Department of Water & Power 6.574% 7/01/45	120,000	124,228
Municipal Electric Authority of Georgia 6.637% 4/01/57	130,000	123,500
Municipal Electric Authority of Georgia 6.655% 4/01/57	80,000	75,211
New York Liberty Development Corp. 5.250% 10/01/35	160,000	152,789
New York State Environmental Facilities Corp. 5.125% 6/15/38	50,000	49,598
North Texas Higher Education Authority FRN 1.203% 7/01/30	415,000	396,902
Port Authority of New York & New Jersey 5.000% 1/15/41	120,000	115,322
San Francisco City & County Public Utilities Commission 5.000% 11/01/39	30,000	28,096
San Mateo County Community College District 5.000% 9/01/38	60,000	58,169
State of California 7.300% 10/01/39	230,000	242,477
State of Illinois 5.665% 3/01/18	180,000	179,656
State of Illinois 5.877% 3/01/19	180,000	179,775

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tennessee Valley Authority 5.250% 9/15/39	$210,000	$219,912
Triborough Bridge & Tunnel Authority 5.000% 11/15/37	50,000	48,776

		2,311,329

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,307,545)		2,311,329

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.0%
Agency Collateral CMO — 0.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K006, Class AX1 VRN 1.073% 1/25/20	635,116	36,137
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K007, Class X1 VRN 1.244% 4/25/20	1,379,573	106,933
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K009, Class X1 VRN 1.521% 8/25/20	787,274	74,656
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K008, Class X1 VRN 1.687% 6/25/20	1,682,604	180,395
NCUA Guaranteed Notes, Series 2010-C1, Class APT 2.650% 10/29/20	257,089	249,055
NCUA Guaranteed Notes, Series 2010-C1, Class A2 2.900% 10/29/20	20,000	19,395

		666,571

Automobile ABS — 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A (b) 3.150% 3/20/17	60,000	60,007
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A (b) 4.640% 5/20/16	180,000	192,287
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (b) 5.290% 3/25/16	300,000	327,482

		579,776

	Principal Amount	Value
Commercial MBS — 2.2%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 VRN 5.196% 9/10/47	$650,000	$698,182
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.890% 7/10/38	310,000	338,513
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680% 7/10/39	156,124	158,614
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664% 7/15/30	79,284	82,135
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739% 7/15/30	1,500,000	1,584,594
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN 5.485% 3/12/51	280,000	282,749
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 VRN 5.965% 8/12/49	10,000	10,666
Morgan Stanley Capital I, Series 2007-IQ14, Class A4 VRN 5.692% 4/15/49	900,000	936,817

		4,092,270

Home Equity ABS — 2.3%
ACE Securities Corp., Series 2006-SD2, Class A FRN 0.550% 12/25/45	403,297	375,546
ACE Securities Corp., Series 2002-HE3, Class M1 FRN 2.050% 10/25/32	1,131,743	927,497
Bear Stearns Asset Back Securities Trust, Series 2005-SD4, Class 2A1 FRN 0.650% 12/25/42	159,288	147,068
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.485% 12/15/35	144,118	74,543
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F 6.340% 12/15/28	1,275	1,282
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN 0.470% 7/25/30	379,378	327,514
GSAA Home Equity Trust, Series 2006-19, Class A3A FRN 0.490% 12/25/36	1,516,639	835,966

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HSI Asset Securitization Corp. Series 2005-II, Class 2A4 VRN STEP 0.640% 11/25/35	$2,400,000	$1,183,091
Lehman XS Trust, Series 2005-5N, Class 1A1 FRN 0.550% 11/25/35	173,384	130,991
Structured Asset Securities Corp., Series 2002-AL1, Class A3 3.450% 2/25/32	121,551	104,950

		4,108,448

Manufactured Housing ABS — 2.2%
Greenpoint Manufactured Housing, Series 2000-6, Class A3 FRN 2.253% 11/22/31	150,000	125,442
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2 FRN 2.255% 3/13/32	200,000	166,551
Greenpoint Manufactured Housing, Series 2001-2, Class IA2 FRN 2.266% 2/20/32	150,000	127,193
Greenpoint Manufactured Housing, Series 1999-2, Class A2 FRN 3.252% 3/18/29	200,000	152,262
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2 FRN 3.754% 6/19/29	75,000	48,941
Greenpoint Manufactured Housing, Series 1999-4, Class A2 FRN 3.754% 2/20/30	75,000	52,287
Greenpoint Manufactured Housing, Series 2000-7, Class A2 FRN 3.754% 11/17/31	275,000	226,890
Origen Manufactured Housing, Series 2005-B, Class A3 5.605% 5/15/22	3,000,000	3,020,087

		3,919,653

Student Loans ABS — 1.3%
Brazos Higher Education Authority, Series 2011-1, Class A3 FRN 1.359% 11/25/33	400,000	375,817
Illinois Student Assistance Commission, Series 2010-1, Class A3 FRN 1.203% 7/25/45	700,000	664,636
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.563% 10/25/32	189,206	175,995
SLM Student Loan Trust, Series 2003-11, Class A6 FRN (b) 0.600% 12/15/25	300,000	284,371
SLM Student Loan Trust, Series 2001-4, Class B FRN 0.803% 1/25/21	600,000	567,532

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-4, Class A5E FRN (b) 1.060% 3/15/33	$293,683	$285,858

		2,354,209

WL Collateral CMO — 6.3%
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A VRN 5.134% 11/25/34	624,932	568,853
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN 0.580% 10/25/35	222,761	129,051
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 FRN 0.584% 11/20/35	415,784	251,905
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN (b) 0.650% 9/25/35	385,138	342,497
Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A3 VRN (b) 5.214% 6/26/35	970,000	931,319
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN 0.600% 9/25/35	350,657	291,052
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 VRN 2.943% 10/25/35	406,283	327,581
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 2.841% 2/25/36	199,125	131,039
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 0.640% 12/25/34	36,663	21,587
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 VRN 2.448% 9/25/33	1,046,725	910,788
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1 VRN (b) 2.709% 11/25/35	1,419,099	894,411
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1 VRN 2.965% 1/25/36	363,421	296,483
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F FRN (b) 0.600% 5/25/35	349,419	299,928
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN 2.617% 3/25/36	287,946	169,752
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (b) 5.500% 5/25/35	480,426	462,528

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (b) 6.000% 5/25/35	$192,783	$188,002
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (b) 6.000% 5/25/35	1,514,023	1,379,745
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1 FRN 2.462% 3/25/46	1,150,463	691,809
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A1 FRN 0.510% 11/25/45	304,490	255,585
WaMu Mortgage Pass Through Certificates, Series 2005-AR8, Class 1A1A FRN 0.520% 7/25/45	62,106	53,514
WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.540% 10/25/45	235,945	202,563
WaMu Mortgage Pass Through Certificates, Series 2006-AR13, Class 1A FRN 1.192% 10/25/46	1,601,050	1,074,373
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 VRN 5.602% 11/25/36	1,940,000	1,458,634

		11,332,999

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $28,411,520)		27,053,926

SOVEREIGN DEBT OBLIGATIONS — 0.7%
Province of Ontario Canada 2.700% 6/16/15	660,000	672,591
Province of Ontario Canada 4.400% 4/14/20	310,000	320,882
United Mexican States 6.750% 9/27/34	155,000	174,840

		1,168,313

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,147,540)		1,168,313

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 33.9%
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corp. Series 3738, Class BP 4.000% 12/15/38	$400,000	$381,546
Government National Mortgage Association
Series 2010-H28 Class FE 0.660% 12/20/60	388,229	385,741
Series 2011-H08 Class FG 0.740% 3/20/61	300,000	299,250
Series 2011-H09 Class AF 0.781% 3/20/61	200,000	200,012
Series 2010-14, Class SC 4.539% 8/20/35	499,971	67,052
Series 2009-87, Class TS 5.847% 7/20/35	288,288	40,033
Series 2011-40 Class SA 5.870% 2/16/36	1,100,000	164,730
Series 2005-81, Class SD 6.047% 12/20/34	268,811	30,417
Series 2009-35, Class SP 6.147% 5/16/37	579,490	74,307
Series 2005-13, Class SD 6.547% 2/20/35	194,334	32,979

		1,676,067

Pass-Through Securities — 33.0%
Federal Home Loan Mortgage Corp.
Pool #1N1640 5.111% 1/01/37	276,138	287,716
Pool #1N1637 5.515% 1/01/37	639,563	670,838
Pool #1N2654 5.625% 11/23/35	170,000	175,814
Pool #1J1368 5.653% 10/01/36	175,354	185,897
Federal Home Loan Mortgage Corp. TBA (g) Pool #2789 4.000% 12/01/39	100,000	98,195
Federal National Mortgage Association
Pool #993117 4.500% 1/01/39	139,524	142,167
Pool #AA0856 4.500% 1/01/39	335,880	342,244
Pool #AA2450 4.500% 2/01/39	111,241	113,349
Pool #AA3495 4.500% 2/01/39	451,806	460,365

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #935520 4.500% 8/01/39	$360,283	$367,108
Pool #AD5481 4.500% 5/01/40	5,203,930	5,302,520
Pool #AD6914 4.500% 6/01/40	533,062	543,161
Pool #AD8685 4.500% 8/01/40	774,428	789,100
Pool #974965 5.000% 4/01/38	3,234,430	3,386,044
Pool #AE2266 5.000% 3/01/40	717,173	750,791
Pool #709406 5.500% 7/01/33	3,283,410	3,530,307
Pool #937948 5.500% 6/01/37	54,524	58,437
Pool #950385 5.779% 8/01/37	56,435	59,201
Pool #481473 6.000% 2/01/29	460	503
Pool #867557 6.000% 2/01/36	13,635	14,900
Pool #AE0469 6.000% 12/01/39	2,956,857	3,216,506
Federal National Mortgage Association TBA
Pool #2043 3.500% 9/01/25 (g)	200,000	200,516
Pool #6057 4.000% 12/01/39 (g)	1,500,000	1,470,820
Pool #27350 5.000% 6/01/36 (g)	1,300,000	1,360,125
Pool #27350 5.000% 6/01/36 (g)	4,200,000	4,380,633
Pool #45577 5.500% 4/01/35 (g)	1,500,000	1,599,316
Pool #45577 5.500% 4/01/36 (g)	4,100,000	4,385,078
Pool #53246 6.000% 4/01/35 (g)	400,000	434,047
Pool #53246 6.000% 9/01/35 (g)	2,500,000	2,718,945
Government National Mortgage Association
Pool #487588 6.000% 4/15/29	12,208	13,431
Pool #595077 6.000% 10/15/32	2,041	2,247
Pool #596620 6.000% 10/15/32	1,847	2,034
Pool #598000 6.000% 12/15/32	85	94
Pool #604706 6.000% 10/15/33	277,423	307,127
Pool #636251 6.000% 3/15/35	28,411	31,382

	Principal Amount	Value
Pool #782034 6.000% 1/15/36	$309,636	$342,402
Pool #658029 6.000% 7/15/36	265,531	292,634
Government National Mortgage Association TBA
Pool #3236 4.000% 5/01/40 (g)	200,000	200,031
Pool #8299 4.500% 7/01/39 (g)	800,000	825,438
Pool #1019 4.500% 1/01/40 (g)	7,200,000	7,416,562
Pool #1019 4.500% 1/01/40 (g)	7,400,000	7,597,719
Pool #11555 5.000% 5/01/38 (g)	100,000	106,078
Pool #1400 5.000% 3/01/39 (g)	2,300,000	2,440,516
Pool #16730 5.500% 4/01/36 (g)	1,600,000	1,732,750
Pool #2889 5.500% 7/01/36 (g)	200,000	216,031
Residual Funding Principal Strip 0.010% 10/15/19	1,280,000	947,156

		59,518,275

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $60,534,166)		61,194,342

U.S. TREASURY OBLIGATIONS — 20.9%
U.S. Treasury Bonds & Notes — 20.9%
U.S. Treasury Bond 4.375% 11/15/39	220,000	215,274
U.S. Treasury Bond 4.375% 5/15/40	480,000	469,388
U.S. Treasury Bond 4.750% 2/15/41	2,480,000	2,578,037
U.S. Treasury Inflation Index 2.125% 2/15/40	580,682	613,708
U.S. Treasury Inflation Index (i) 2.375% 1/15/27	939,000	1,045,224
U.S. Treasury Inflation Index 3.875% 4/15/29	2,062,691	2,759,494
U.S. Treasury Note 0.500% 11/15/13	30,000	29,550
U.S. Treasury Note 1.375% 2/15/13	70,000	70,835
U.S. Treasury Note 2.000% 1/31/16	180,000	178,706
U.S. Treasury Note 2.125% 2/29/16	8,610,000	8,583,766
U.S. Treasury Note 2.750% 2/28/18	3,770,000	3,741,725

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 2.875% 3/31/18	$7,940,000	$7,929,455
U.S. Treasury Note 3.500% 5/15/20	1,760,000	1,783,994
U.S. Treasury Note 3.625% 2/15/21	3,980,000	4,036,902
United States Treasury Strip Principal 0.010% 11/15/24	830,000	467,421
United States Treasury Strip Principal 0.010% 2/15/25	2,660,000	1,477,514
United States Treasury Strip Principal 0.010% 11/15/27	3,920,000	1,864,031

		37,845,024

TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,530,237)		37,845,024

TOTAL BONDS & NOTES (Cost $182,126,355)		178,503,337

	Units
PURCHASED OPTIONS — 0.0%
Options on Futures — 0.0%
Eurodollar Call, Expires 12/16/11, Strike 99.375	45	281
U.S. Treasury Note 10 Year Call, Expires 4/21/11, Strike 122.000	22	2,134
U.S. Treasury Note 10 Year Call, Expires 5/20/11, Strike 122.000	2	531
U.S. Treasury Note 10 Year Call, Expires 5/20/11, Strike 122.500	64	12,000
U.S. Treasury Note 30 Year Put, Expires 5/20/11, Strike 110.000	22	1,375

		16,321

TOTAL PURCHASED OPTIONS (Cost $34,004)		16,321

	Number of Shares
WARRANTS — 0.0%
Pipelines — 0.0%
SemGroup Corp., Expires 11/30/14, Strike 25.00 (a)	258	2,644

TOTAL WARRANTS (Cost $0)		2,644

TOTAL LONG-TERM INVESTMENTS (Cost $184,619,626)		179,110,157

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 20.3%
Discount Notes — 8.8%
Farmer Mac Discount Notes 0.010% 4/28/11	$1,850,000	$1,849,778
Federal Home Loan Bank Discount Notes 0.010% 4/29/11	4,150,000	4,149,481
Federal Home Loan Mortgage Corp. 0.010% 4/18/11	1,750,000	1,749,882
Federal Home Loan Mortgage Corp. (i) 0.010% 5/09/11	196,000	195,964
Federal Home Loan Mortgage Corp. (i) 0.010% 5/11/11	213,000	212,965
Federal National Mortgage Association 0.010% 4/25/11	3,500,000	3,499,650
Federal National Mortgage Association 0.010% 4/27/11	2,250,000	2,249,756
Federal National Mortgage Association (i) 0.010% 5/09/11	29,000	28,994
World Bank Discount Notes 0.010% 4/19/11	1,990,000	1,989,841

		15,926,311

Repurchase Agreement — 6.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (h)	10,807,815	10,807,815

U.S. Treasury Bills — 5.5%
U.S. Treasury Bill 0.010% 5/19/11	10,000,000	9,997,473
U.S. Treasury Bill (i) 0.010% 6/02/11	19,000	18,994

		10,016,467

TOTAL SHORT-TERM INVESTMENTS (Cost $36,750,593)		36,750,593

TOTAL INVESTMENTS — 119.5% (Cost $221,370,219) (j)		215,860,750

Other Assets/(Liabilities) — (19.5)%		(35,162,535)

NET ASSETS — 100.0%		$180,698,215

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $14,437,087 or 7.99% of net assets.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2011, these securities amounted to a value of $831,767 or 0.46% of net assets.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Restricted security. Certain securities are restricted as to resale. At March 31, 2011, these securities amounted to a value of $793,009 or 0.44% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(f)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2011, these securities amounted to a value of $179,100 or 0.10% of net assets.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	Maturity value of $10,807,818. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $11,025,539.
(i)	A portion of this security is held as collateral for open futures contracts and written options outstanding. (Note 2).
(j)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 67.6%

COMMON STOCK — 67.2%
Aerospace & Defense — 0.8%
United Technologies Corp.	6,532	$552,934

Agriculture — 0.8%
British American Tobacco PLC	6,019	241,877
Japan Tobacco, Inc.	42	150,315
Philip Morris International, Inc.	2,334	153,181

		545,373

Auto Manufacturers — 1.2%
Daimler AG (a)	2,222	156,804
General Motors Co. (a)	7,402	229,684
Nissan Motor Co. Ltd.	17,400	154,379
Paccar, Inc.	4,735	247,877

		788,744

Automotive & Parts — 0.9%
Bridgestone Corp.	3,800	79,019
Johnson Controls, Inc.	11,837	492,064

		571,083

Banks — 5.1%
Banco Bilbao Vizcaya Argentaria SA	10,723	130,183
Bank of America Corp.	40,790	543,731
Barclays PLC	40,005	179,464
BB&T Corp.	4,573	125,529
BNP Paribas	2,791	204,237
China Merchants Bank Co. Ltd.	48,900	135,213
DnB NOR ASA	9,765	149,836
Erste Group Bank AG	1,556	78,530
Fifth Third Bancorp	5,229	72,579
HSBC Holdings PLC	6,911	71,068
Huntington Bancshares, Inc.	2,024	13,439
KBC Groep NV (a)	2,725	102,510
Lloyds Banking Group PLC (a)	122,116	113,843
Regions Financial Corp.	6,989	50,740
Standard Chartered PLC	6,395	165,880
State Street Corp.	2,451	110,148
Sumitomo Mitsui Financial Group, Inc.	4,618	143,570
SVB Financial Group (a)	572	32,564
U.S. Bancorp	4,127	109,077
UniCredit SpA	48,019	118,758
Wells Fargo & Co.	22,127	701,426
Zions Bancorp	629	14,505

		3,366,830

Beverages — 1.3%
The Coca-Cola Co.	8,418	558,534
PepsiCo, Inc.	2,573	165,727
Pernod-Ricard SA	1,711	160,003

		884,264

	Number of Shares	Value
Biotechnology — 0.9%
Biogen Idec, Inc. (a)	3,151	$231,252
Celgene Corp. (a)	4,234	243,582
Dendreon Corp. (a)	2,564	95,970
Intercell AG (a)	2,070	26,415

		597,219

Building Materials — 0.3%
Daikin Industries Ltd.	3,800	113,799
Nippon Sheet Glass Co. Ltd.	40,000	115,412

		229,211

Chemicals — 1.8%
Air Products & Chemicals, Inc.	855	77,104
The Dow Chemical Co.	8,592	324,348
E.I. du Pont de Nemours & Co.	8,838	485,825
Huabao International Holdings Ltd.	60,000	92,651
Lanxess AG	2,325	173,918

		1,153,846

Commercial Services — 0.5%
Experian PLC	10,481	129,826
Genpact Ltd. (a)	1,033	14,958
MasterCard, Inc. Class A	465	117,050
McKesson Corp.	704	55,651
Visa, Inc. Class A	501	36,884

		354,369

Computers — 3.6%
Apple, Inc. (a)	3,555	1,238,740
Cognizant Technology Solutions Corp. Class A (a)	2,378	193,569
EMC Corp. (a)	6,761	179,505
Fujitsu LTD	20,000	113,008
Hewlett-Packard Co.	5,422	222,139
International Business Machines Corp.	2,061	336,087
SanDisk Corp. (a)	1,083	49,916

		2,332,964

Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	2,696	217,729
L’Oreal	1,245	145,006
The Procter & Gamble Co.	10,081	620,990
Shiseido Co. Ltd.	1,300	22,505

		1,006,230

Distribution & Wholesale — 0.5%
Marubeni Corp.	15,000	108,019
Mitsui & Co. Ltd.	11,100	198,967

		306,986

Diversified Financial — 2.8%
American Express Co.	2,615	118,198
Citigroup, Inc. (a)	101,935	450,553
CME Group, Inc.	346	104,336

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Credit Suisse Group	4,052	$172,191
The Goldman Sachs Group, Inc.	3,922	621,519
Invesco Ltd.	3,440	87,926
Morgan Stanley	5,826	159,166
ORIX Corp.	620	58,065
TD Ameritrade Holding Corp.	2,120	44,244

		1,816,198

Electric — 1.6%
CMS Energy Corp.	1,580	31,031
Constellation Energy Group, Inc.	402	12,514
Enel SpA	28,140	177,368
International Power PLC	11,643	57,524
NextEra Energy, Inc.	4,840	266,781
Northeast Utilities	3,210	111,066
NV Energy, Inc.	6,754	100,567
PG&E Corp.	3,333	147,252
Public Service Enterprise Group, Inc.	2,713	85,487
SCANA Corp.	555	21,850
Xcel Energy, Inc.	417	9,962

		1,021,402

Electrical Components & Equipment — 0.8%
Mitsubishi Electric Corp.	22,000	256,644
Schneider Electric SA	1,414	241,687

		498,331

Electronics — 0.6%
HON HAI Precision Industry Co. Ltd. GDR (Taiwan) (b)	16,402	116,782
Koninklijke Philips Electronics NV	6,514	208,060
Premier Farnell PLC	18,824	81,938

		406,780

Engineering & Construction — 0.3%
Fluor Corp.	2,895	213,246

Food Services — 0.3%
Sodexo	2,286	166,843

Foods — 1.1%
Campbell Soup Co.	1,866	61,783
General Mills, Inc.	4,789	175,038
Sysco Corp.	6,642	183,983
Unilever NV	8,805	276,474

		697,278

Forest Products & Paper — 0.2%
Stora Enso Oyj Class R	6,366	75,827
UPM-Kymmene OYJ	3,807	80,511

		156,338

Gas — 1.1%
Centrica PLC	37,232	194,186
Gaz De France	4,986	203,440
Perusahaan Gas Negara PT	152,000	67,964
Sempra Energy	1,837	98,280

	Number of Shares	Value
Snam Rete Gas SpA	29,032	$163,259

		727,129

Health Care – Products — 0.6%
Baxter International, Inc.	616	33,122
Covidien PLC	5,200	270,088
Hengan International Group Co. Ltd.	9,000	66,683

		369,893

Health Care – Services — 0.5%
Aetna, Inc.	87	3,256
DaVita, Inc. (a)	375	32,066
Humana, Inc. (a)	600	41,964
Thermo Fisher Scientific, Inc. (a)	1,045	58,050
UnitedHealth Group, Inc.	3,310	149,612
WellPoint, Inc.	1,101	76,839

		361,787

Holding Company – Diversified — 0.2%
Hutchison Whampoa Ltd.	9,000	106,352

Home Builders — 0.2%
Lennar Corp. Class A	3,065	55,538
NVR, Inc. (a)	134	101,304

		156,842

Household Products — 0.2%
Reckitt Benckiser Group PLC	3,046	156,444

Insurance — 2.7%
ACE Ltd.	2,407	155,733
Aflac, Inc.	1,689	89,146
Allianz SE	1,040	145,921
Berkshire Hathaway, Inc. Class B (a)	1,488	124,442
The Dai-ichi Life Insurance Co. Ltd.	63	95,053
Everest Re Group Ltd.	180	15,872
ING Groep NV (a)	16,302	206,909
MetLife, Inc.	6,271	280,502
Prudential Financial, Inc.	3,781	232,834
Prudential PLC	11,135	126,255
RenaissanceRe Holdings Ltd.	1,608	110,936
XL Group PLC	3,924	96,530
Zurich Financial Services AG	399	111,711

		1,791,844

Internet — 0.9%
Amazon.com, Inc. (a)	1,982	357,018
Google, Inc. Class A (a)	364	213,380

		570,398

Investment Companies — 0.2%
Man Group PLC	29,070	114,884

Iron & Steel — 0.2%
JFE Holdings, Inc.	4,900	143,383

Leisure Time — 0.5%
Carnival Corp.	7,875	302,085

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.4%
Genting Singapore PLC (a)	37,000	$60,051
Intercontinental Hotels Group PLC	8,836	181,348
Starwood Hotels & Resorts Worldwide, Inc.	792	46,031

		287,430

Machinery – Construction & Mining — 0.4%
Rio Tinto PLC	3,701	261,135

Machinery – Diversified — 0.1%
Mitsubishi Heavy Industries Ltd.	19,000	86,352

Manufacturing — 2.7%
3M Co.	4,519	422,527
Cookson Group PLC (a)	8,172	90,437
FUJIFILM Holdings Corp.	4,800	148,651
General Electric Co.	10,500	210,525
Honeywell International, Inc.	6,394	381,786
Parker Hannifin Corp.	409	38,724
Siemens AG	2,209	302,596
Tyco International Ltd.	3,478	155,710

		1,750,956

Media — 2.2%
Comcast Corp. Class A	8,371	206,931
Gannett Co., Inc.	5,277	80,369
Time Warner, Inc.	24,188	863,512
The Walt Disney Co.	6,503	280,214

		1,431,026

Mining — 1.4%
Alcoa, Inc.	10,876	191,961
First Quantum Minerals Ltd.	1,389	179,689
Freeport-McMoRan Copper & Gold, Inc.	7,684	426,846
Kinross Gold Corp.	6,022	94,911

		893,407

Oil & Gas — 7.7%
Anadarko Petroleum Corp.	1,397	114,442
Apache Corp.	1,974	258,436
BG Group PLC	8,922	221,642
BP PLC	25,426	185,179
Cairn Energy PLC (a)	10,104	74,993
Chevron Corp.	6,675	717,095
ConocoPhillips	2,246	179,366
Devon Energy Corp.	3,095	284,028
Ensco PLC Sponsored ADR (United Kingdom)	800	46,272
EOG Resources, Inc.	3,363	398,549
Exxon Mobil Corp.	13,779	1,159,227
Hess Corp.	1,087	92,623
JX Holdings, Inc.	21,800	146,766
Noble Energy, Inc.	262	25,322
Occidental Petroleum Corp.	5,314	555,260
Royal Dutch Shell PLC Class A	13,066	474,872

	Number of Shares	Value
Tullow Oil PLC	4,204	$97,768

		5,031,840

Oil & Gas Services — 1.2%
Baker Hughes, Inc.	1,819	133,569
Cameron International Corp. (a)	1,171	66,864
Halliburton Co.	1,628	81,140
Schlumberger Ltd.	5,198	484,765

		766,338

Pharmaceuticals — 4.2%
Abbott Laboratories	11,361	557,257
Bayer AG	3,190	247,020
Cardinal Health, Inc.	6,486	266,769
GlaxoSmithKline PLC	9,002	171,776
Medco Health Solutions, Inc. (a)	1,080	60,653
Merck & Co., Inc.	15,032	496,206
Pfizer, Inc.	23,719	481,733
Sanofi-Aventis	3,218	226,006
Shire Ltd.	4,517	131,157
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	2,954	148,202

		2,786,779

Pipelines — 0.0%
SemGroup Corp. Class A (a)	77	2,168

Real Estate — 0.7%
China Overseas Land & Investment Ltd.	54,000	110,861
China Resources Land Ltd.	46,000	86,075
Hang Lung Properties Ltd.	18,000	78,686
Sun Hung Kai Properties Ltd.	10,000	158,067

		433,689

Real Estate Investment Trusts (REITS) — 0.0%
Regency Centers Corp.	356	15,479

Retail — 2.1%
AutoZone, Inc. (a)	388	106,141
Cie Financiere Richemont SA	1,793	103,536
Coach, Inc.	580	30,183
CVS Caremark Corp.	3,643	125,028
Darden Restaurants, Inc.	1,163	57,138
The Home Depot, Inc.	5,018	185,967
Kohl’s Corp.	1,343	71,233
Lowe’s Cos., Inc.	3,668	96,945
PPR	899	137,781
Staples, Inc.	7,024	136,406
Target Corp.	1,953	97,670
Yum! Brands, Inc.	4,008	205,931

		1,353,959

Semiconductors — 2.1%
Analog Devices, Inc.	2,311	91,007
Applied Materials, Inc.	5,359	83,708
ASML Holding NV	2,939	129,630

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Broadcom Corp. Class A	4,535	$178,588
Infineon Technologies AG	13,507	138,458
Intersil Corp. Class A	3,191	39,728
KLA-Tencor Corp.	2,152	101,940
Lam Research Corp. (a)	3,150	178,479
Marvell Technology Group Ltd. (a)	2,646	41,145
NVIDIA Corp. (a)	2,661	49,122
Samsung Electronics Co., Ltd.	175	148,467
Xilinx, Inc.	6,645	217,956

		1,398,228

Software — 2.2%
Adobe Systems, Inc. (a)	6,272	207,980
Citrix Systems, Inc. (a)	628	46,133
Infosys Technologies Ltd. Sponsored ADR (India)	1,769	126,837
Microsoft Corp.	26,978	684,162
Oracle Corp.	11,084	369,873

		1,434,985

Telecommunications — 4.5%
American Tower Corp. Class A (a)	855	44,306
AT&T, Inc.	10,696	327,298
Cable & Wireless Worldwide PLC	1,892	1,592
Cisco Systems, Inc.	30,249	518,770
Juniper Networks, Inc. (a)	4,779	201,100
KDDI Corp.	18	110,473
Koninklijke KPN NV	10,239	174,603
Motorola Mobility Holdings, Inc. (a)	3,830	93,452
QUALCOMM, Inc.	5,030	275,795
Sprint Nextel Corp. (a)	46,150	214,136
Telefonica SA	6,377	159,659
Verizon Communications, Inc.	11,350	437,429
Vodafone Group PLC	117,194	331,824
ZTE Corp. Class H	15,800	73,812

		2,964,249

Transportation — 1.0%
East Japan Railway	1,900	104,406
Norfolk Southern Corp.	6,974	483,089
Union Pacific Corp.	811	79,746

		667,241

Water — 0.1%
American Water Works Co., Inc.	1,708	47,909

TOTAL COMMON STOCK (Cost $37,272,536)		44,080,680

PREFERRED STOCK — 0.4%
Auto Manufacturers — 0.3%
Volkswagen AG 2.010% (Germany)	1,227	199,462

	Number of Shares	Value
Diversified Financial — 0.1%
Citigroup Capital XII 8.500%	1,275	$33,571
Citigroup Capital XIII 7.875%	700	19,180

		52,751

U.S. Government Agencies — 0.0%
Federal Home Loan Mortgage Corp. 8.375% (a)	11,350	19,295
Federal National Mortgage Association 0.000% (a)	400	1,140
Federal National Mortgage Association 8.250% (a)	7,175	12,197

		32,632

TOTAL PREFERRED STOCK (Cost $647,254)		284,845

TOTAL EQUITIES (Cost $37,919,790)		44,365,525

	Principal Amount
BONDS & NOTES — 30.5%

CORPORATE DEBT — 8.9%
Aerospace & Defense — 0.1%
The Boeing Co. 4.875% 2/15/20	$40,000	42,742
Raytheon Co. 3.125% 10/15/20	10,000	9,163

		51,905

Agriculture — 0.1%
Altria Group, Inc. 9.250% 8/06/19	30,000	39,152
Reynolds American, Inc. 7.625% 6/01/16	30,000	35,654

		74,806

Airlines — 0.2%
Continental Airlines 2007-1 Class A 5.983% 10/19/23	48,231	50,160
Delta Air Lines, Inc. Series 2007-1 Class A (c) 6.821% 2/10/24	39,245	40,913
Northwest Airlines, Inc. 7.575% 9/01/20	59,178	62,285
United Air Lines, Inc. 9.750% 1/15/17	9,229	10,474

		163,832

Auto Manufacturers — 0.1%
Motors Liquidation Co. EUR (d) (e) 8.375% 7/05/33	90,000	35,395

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Banks — 1.3%
Bank of America Corp. 4.500% 4/01/15	$120,000	$124,609
Bank of America Corp. 7.625% 6/01/19	60,000	69,492
Export-Import Bank of Korea (c) 5.250% 2/10/14	5,000	5,346
Glitnir Banki HF (Acquired 6/15/06, Cost $140,000) VRN (c) (e) (f) 6.693% 6/15/16	140,000	2
Glitnir Banki HF (Acquired 7/28/06, Cost $160,000) (c) (e) (f) 6.330% 7/28/11	160,000	48,800
Glitnir Banki HF (Acquired 9/25/07, Cost $99,776) (c) (e) (f) 6.375% 9/25/12	100,000	30,500
Hypothekenbank in Essen (c) 5.000% 1/20/12	20,000	20,746
Landsbanki Islands HF (Acquired 8/25/06, Cost $279,927) (c) (e) (f) 6.100% 8/25/11	280,000	22,400
Lloyds TSB Bank PLC 6.375% 1/21/21	50,000	52,105
Royal Bank of Scotland Group PLC 3.950% 9/21/15	110,000	110,083
Royal Bank of Scotland Group PLC 4.875% 3/16/15	30,000	31,181
Santander US Debt SA Unipersonal (c) 3.781% 10/07/15	100,000	96,658
State Street Corp. 4.956% 3/15/18	50,000	51,523
UBS AG/Stamford CT 4.875% 8/04/20	40,000	40,332
Wachovia Capital Trust III VRN 5.570% 3/29/49	50,000	45,875
Wachovia Corp. 5.750% 2/01/18	50,000	55,082
Wells Fargo & Co. 3.676% 6/15/16	20,000	20,118

		824,852

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	50,000	53,665
Diageo Capital PLC 4.828% 7/15/20	40,000	41,347
PepsiCo, Inc. 7.900% 11/01/18	4,000	5,077

		100,089

Coal — 0.0%
Consol Energy, Inc. (c) 6.375% 3/01/21	20,000	20,025

	Principal Amount	Value
Diversified Financial — 2.5%
American Express Co. 8.125% 5/20/19	$60,000	$74,860
Citigroup, Inc. 6.010% 1/15/15	70,000	76,497
Citigroup, Inc. 8.125% 7/15/39	60,000	75,211
Federal Agricultural Mortgage Corp. 3.875% 8/19/11	90,000	91,086
Federal Home Loan Mortgage Corp. 0.875% 10/28/13	50,000	49,596
Federal National Mortgage Association 0.000% 10/09/19	420,000	285,338
Federal National Mortgage Association 4.625% 5/01/13	160,000	171,624
General Electric Capital Corp. 2.250% 11/09/15	110,000	105,673
General Electric Capital Corp. 4.375% 9/16/20	10,000	9,718
General Electric Capital Corp. 4.625% 1/07/21	70,000	68,938
General Electric Capital Corp. 6.875% 1/10/39	40,000	44,640
The Goldman Sachs Group, Inc. 5.375% 3/15/20	70,000	71,073
The Goldman Sachs Group, Inc. 6.000% 6/15/20	90,000	95,141
The Goldman Sachs Group, Inc. 6.250% 2/01/41	50,000	49,793
International Lease Finance Corp. (c) 6.500% 9/01/14	20,000	21,350
International Lease Finance Corp. (c) 6.750% 9/01/16	10,000	10,700
JPMorgan Chase & Co. 3.400% 6/24/15	80,000	80,491
JPMorgan Chase & Co. 4.250% 10/15/20	20,000	19,114
Kaupthing Bank HF (Acquired 2/25/08, Cost $368,482) (c) (e) (f) 7.625% 2/28/15	440,000	123,200
Kaupthing Bank HF (Acquired 5/19/06, Cost $99,472) (c) (e) (f) 7.125% 5/19/16	100,000	1
Lehman Brothers Holdings Capital Trust VII VRN (e) 5.857% 11/29/49	130,000	13
Lehman Brothers Holdings, Inc. (e) 6.500% 7/19/17	30,000	3
Lehman Brothers Holdings, Inc. Series I (e) 6.750% 12/28/17	290,000	29

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MUFG Capital Finance 1 Ltd. FRN 6.346% 7/29/49	$100,000	$100,148

		1,624,237

Electric — 0.4%
Dominion Resources, Inc. 5.200% 8/15/19	60,000	63,955
Energy Future Holdings Corp. 11.250% 11/01/17	9,601	7,465
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.000% 12/01/20	21,000	22,253
FirstEnergy Corp. Series C 7.375% 11/15/31	70,000	75,824
NRG Energy, Inc. 7.375% 1/15/17	40,000	41,700
Pacific Gas & Electric Co. 5.800% 3/01/37	30,000	30,329

		241,526

Foods — 0.1%
Kraft Foods, Inc. 5.375% 2/10/20	60,000	63,345

Health Care – Services — 0.2%
HCA, Inc. 7.500% 11/15/95	50,000	41,000
HCA, Inc. 7.690% 6/15/25	10,000	9,525
Roche Holdings, Inc. (c) 6.000% 3/01/19	20,000	22,669
UnitedHealth Group, Inc. 3.875% 10/15/20	20,000	19,040
UnitedHealth Group, Inc. 5.700% 10/15/40	10,000	9,749
UnitedHealth Group, Inc. 5.800% 3/15/36	20,000	19,869
WellPoint, Inc. 7.000% 2/15/19	30,000	35,559

		157,411

Household Products — 0.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (c) 6.875% 2/15/21	100,000	100,750

Insurance — 0.2%
MetLife, Inc. 4.750% 2/08/21	20,000	20,046
MetLife, Inc. 5.875% 2/06/41	40,000	40,330
Teachers Insurance & Annuity Association of America (c) 6.850% 12/16/39	40,000	45,101

		105,477

	Principal Amount	Value
Lodging — 0.1%
Inn of the Mountain Gods Resort & Casino (c) 1.250% 11/30/20	$13,000	$7,062
Inn of the Mountain Gods Resort & Casino (c) 8.750% 11/30/20	6,000	5,895
MGM Mirage 6.625% 7/15/15	5,000	4,737
MGM Resorts International 10.375% 5/15/14	5,000	5,725
MGM Resorts International 11.125% 11/15/17	15,000	17,175
Station Casinos, Inc. (e) 7.750% 8/15/16	55,000	5

		40,599

Media — 0.5%
Comcast Corp. 5.150% 3/01/20	100,000	104,096
Comcast Corp. 6.950% 8/15/37	10,000	10,887
Reed Elsevier Capital, Inc. 8.625% 1/15/19	30,000	38,017
Time Warner Cable, Inc. 4.125% 2/15/21	10,000	9,344
Time Warner Cable, Inc. 6.750% 6/15/39	20,000	20,912
Time Warner Cable, Inc. 8.250% 4/01/19	80,000	97,458
Time Warner, Inc. 4.700% 1/15/21	10,000	9,958
United Business Media Ltd. (c) 5.750% 11/03/20	20,000	19,454

		310,126

Mining — 0.5%
Barrick Gold Corp. 6.950% 4/01/19	30,000	35,878
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	60,000	70,845
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	40,000	44,100
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	90,000	118,271
Teck Resources Ltd. 9.750% 5/15/14	2,000	2,430
Teck Resources Ltd. 10.250% 5/15/16	3,000	3,608
Vale Overseas Ltd. 6.875% 11/21/36	70,000	74,540

		349,672

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 0.9%
Anadarko Finance Co. Series B 7.500% 5/01/31	$10,000	$11,040
Anadarko Petroleum Corp. 6.375% 9/15/17	20,000	22,014
Apache Corp. 5.100% 9/01/40	40,000	37,185
BP Capital Markets PLC 3.125% 10/01/15	60,000	60,335
Chesapeake Energy Corp. 6.625% 8/15/20	30,000	31,950
ConocoPhillips 6.500% 2/01/39	20,000	22,768
Devon Energy Corp. 7.950% 4/15/32	30,000	38,914
Hess Corp. 6.000% 1/15/40	30,000	30,326
Hess Corp. 8.125% 2/15/19	10,000	12,553
Kerr-McGee Corp. 6.950% 7/01/24	40,000	44,245
Kerr-McGee Corp. 7.875% 9/15/31	10,000	11,407
Pemex Project Funding Master Trust 6.625% 6/15/35	111,000	111,345
Petrobras International Finance Co. 5.375% 1/27/21	20,000	20,060
Petrobras International Finance Co. 5.750% 1/20/20	22,000	22,696
Petrobras International Finance Co. 6.125% 10/06/16	26,000	28,812
QEP Resources, Inc. 6.875% 3/01/21	20,000	21,000
SandRidge Energy, Inc. (c) 9.875% 5/15/16	30,000	33,300
Shell International Finance BV 6.375% 12/15/38	40,000	45,204
Total Capital SA 4.450% 6/24/20	10,000	10,209

		615,363

Oil & Gas Services — 0.0%
Cie Generale de Geophysique-Veritas 7.750% 5/15/17	10,000	10,512

Pharmaceuticals — 0.1%
Giant Funding Corp. (c) 8.250% 2/01/18	10,000	10,262
Pfizer, Inc. 6.200% 3/15/19	50,000	57,618

		67,880

	Principal Amount	Value
Pipelines — 0.3%
Enterprise Products Operating LLC 6.500% 1/31/19	$50,000	$56,829
Kinder Morgan Energy Partners LP 6.850% 2/15/20	40,000	45,828
Southern Natural Gas Co. 8.000% 3/01/32	30,000	36,607
Williams Cos., Inc. 7.875% 9/01/21	40,000	49,778
Williams Partners LP 5.250% 3/15/20	10,000	10,432

		199,474

Retail — 0.3%
CVS Caremark Corp. 6.600% 3/15/19	50,000	57,354
CVS Caremark Corp. (c) 9.350% 1/10/23	90,000	93,226
CVS Pass-Through Trust 5.880% 1/10/28	28,594	28,940

		179,520

Savings & Loans — 0.3%
El Paso Performance-Linked Trust (c) 7.750% 7/15/11	40,000	40,571
ILFC E-Capital Trust II VRN (c) 6.250% 12/21/65	190,000	159,600

		200,171

Telecommunications — 0.4%
America Movil SAB de CV 5.625% 11/15/17	30,000	33,042
AT&T, Inc. 5.800% 2/15/19	80,000	88,863
Cellco Partnership/Verizon Wireless Capital LLC 8.500% 11/15/18	40,000	51,393
Qwest Corp. 6.875% 9/15/33	10,000	10,012
Verizon Communications, Inc. 4.600% 4/01/21	30,000	29,872
Verizon Communications, Inc. 6.000% 4/01/41	80,000	79,690

		292,872

Transportation — 0.0%
Kansas City Southern de Mexico SA de CV 12.500% 4/01/16	16,000	19,440

TOTAL CORPORATE DEBT (Cost $7,348,960)		5,849,279

MUNICIPAL OBLIGATIONS — 0.2%
Los Angeles Department of Airports 5.250% 5/15/39	20,000	19,177

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
New York Liberty Development Corp. 5.250% 10/01/35	$20,000	$19,099
New York State Environmental Facilities Corp. 5.125% 6/15/38	10,000	9,919
Port Authority of New York & New Jersey 5.000% 1/15/41	10,000	9,610
San Mateo County Community College District 5.000% 9/01/38	10,000	9,695
State of Illinois 5.665% 3/01/18	20,000	19,962
State of Illinois 5.877% 3/01/19	20,000	19,975
Tennessee Valley Authority 5.250% 9/15/39	40,000	41,888

		149,325

TOTAL MUNICIPAL OBLIGATIONS (Cost $145,446)		149,325

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
Agency Collateral CMO — 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K007, Class X1 VRN 1.244% 4/25/20	198,500	15,386
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K009, Class X1 VRN 1.521% 8/25/20	99,655	9,450
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K008, Class X1 VRN 1.687% 6/25/20	199,125	21,349
GS Mortgage Securities Corp. II, Series 2011-GC3, Class X 1.345% 3/10/44	400,000	24,504
NCUA Guaranteed Notes, Series 2010-C1, Class APT 2.650% 10/29/20	39,552	38,316

		109,005

Commercial MBS — 0.7%
Extended Stay America Trust, Series 2010-ESHA, Class A (c) 2.951% 11/05/27	99,355	97,757
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.890% 7/10/38	25,000	27,300
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4 VRN 5.808% 8/10/45	60,000	63,733

	Principal Amount	Value
GS Mortgage Securities Corp. II, Series 2001-1285, Class C (c) 6.712% 8/15/18	$90,000	$91,227
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4 5.372% 9/15/39	60,000	64,062
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4 VRN 5.661% 3/15/39	30,000	32,021
Mach One Trust Commercial Mortgage-Backed, Series 2004-1A, Class X (Acquired 7/28/04, Cost $180,089) VRN (c) (f) 0.989% 5/28/40	1,370,756	20,561
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN 5.485% 3/12/51	60,000	60,589
Morgan Stanley Capital I, Series 2006-IQ11, Class A4 VRN 5.726% 10/15/42	25,000	27,131
Mutual Fund Fee Trust, Series 2000-3 (c) (e) (g) 9.070% 7/01/08	655,398	7

		484,388

Home Equity ABS — 0.8%
MASTR Asset Backed Securities Trust, Series 2005-AB1, Class A5A STEP 5.712% 11/25/35	660,000	286,718
Morgan Stanley Capital Inc., Series 2003-NC9, Class M FRN 1.375% 9/25/33	283,952	221,922
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AII FRN 0.890% 8/25/32	2,790	2,225

		510,865

Manufactured Housing ABS — 0.1%
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2 FRN 2.255% 3/13/32	25,000	20,819
Greenpoint Manufactured Housing, Series 2001-2, Class IA2 FRN 2.266% 2/20/32	25,000	21,199
Greenpoint Manufactured Housing, Series 2000-7, Class A2 FRN 3.754% 11/17/31	75,000	61,879

		103,897

WL Collateral CMO — 1.7%
Banc of America Funding Corp., Series 2004-B, Class 6A1 FRN 3.344% 12/20/34	119,185	69,742

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R2, Class 2A1 (c) 7.000% 6/25/35	$125,896	$126,884
MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1 VRN (c) 5.456% 5/25/36	227,404	200,244
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A1 (c) 6.000% 8/25/34	39,219	37,013
MLCC Mortgage Investors, Inc., Series 2004-B, Class A3 FRN 3.202% 5/25/29	69,579	63,723
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (c) 6.000% 5/25/35	77,113	75,201
Structured Asset Securities Corp., Series 2005-RF1, Class A FRN (c) 0.600% 3/25/35	424,261	350,060
Structured Asset Securities Corp., Series 2005-RF3, Class 1A FRN (c) 0.600% 6/25/35	123,323	101,008
WaMu Mortgage Pass Through Certificates, Series 2004-AR12, Class A2A FRN 0.640% 10/25/44	49,444	41,953
Washington Mutual, Inc., Series 2004-AR14, Class A1 VRN 2.580% 1/25/35	46,018	44,365

		1,110,193

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,662,318)		2,318,348

SOVEREIGN DEBT OBLIGATIONS — 0.1%
Mexico Government International Bond 6.050% 1/11/40	10,000	10,300
Russia Government International Bond STEP (b) 7.500% 3/31/30	34,600	40,331
United Mexican States 6.750% 9/27/34	17,000	19,176

		69,807

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $64,014)		69,807

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 11.9%
Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp.
Series 3738, Class BP 4.000% 12/15/38	100,000	95,387

	Principal Amount	Value
Government National Mortgage Association
Series 2010-H20, Class AF 0.590% 10/20/60	$139,426	$137,608
Series 2010-H26, Class LF 0.610% 8/20/58	99,610	99,361
Series 2005-26, Class SC 6.497% 10/20/33	937,957	104,281

		436,637

Pass-Through Securities — 11.2%
Federal Home Loan Banks 0.460% 3/14/12	70,000	70,038
Federal Home Loan Mortgage Corp. Pool #1N2654 5.625% 11/23/35	140,000	144,788
Federal Home Loan Mortgage Corp. TBA Pool #270 3.500% 10/01/40 (h)	100,000	93,976
Federal National Mortgage Association
Pool #974701 4.500% 4/01/38	193,064	197,083
Pool #AD1593 4.500% 2/01/40	685,848	698,842
Pool #944103 5.735% 7/01/37	168,421	178,458
Pool #595775 6.000% 8/01/31	7,105	7,794
Pool #896048 6.000% 6/01/36	216,813	236,258
Pool #831669 6.000% 7/01/36	165,056	179,963
Pool #AE0469 6.000% 12/01/39	337,927	367,601
Pool #902990 6.500% 11/01/36	14,268	15,982
Federal National Mortgage Association Principal Strip 0.000% 2/01/19	30,000	19,480
Federal National Mortgage Association TBA
Pool #2043 3.500% 9/01/25 (h)	100,000	100,258
Pool #27350 5.000% 6/01/36 (h)	400,000	418,500
Pool #27350 5.000% 6/01/36 (h)	600,000	625,805
Pool #45577 5.500% 4/01/35 (h)	500,000	534,766
Pool #45577 5.500% 4/01/35 (h)	400,000	426,484
Pool #53246 6.000% 9/01/35 (h)	300,000	326,273

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association
Pool #783050 5.000% 7/20/40	$94,334	$100,215
Pool #4772 5.000% 8/20/40	95,107	101,036
Pool #575499 6.000% 1/15/32	44,969	49,510
Pool #579631 6.000% 2/15/32	23,612	25,988
Pool #582351 6.500% 10/15/32	31,213	35,204
Government National Mortgage Association TBA
1.000% 5/20/61 (h)	190,000	189,417
Pool #8299 4.500% 7/01/39 (h)	100,000	103,180
Pool #1019 4.500% 1/01/40 (h)	700,000	721,055
Pool #1019 4.500% 1/01/40 (h)	900,000	924,047
Pool #1400 5.000% 3/01/39 (h)	300,000	318,328
Residual Funding Principal Strip 0.010% 10/15/19	180,000	133,194

		7,343,523

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $7,718,536)		7,780,160

U.S. TREASURY OBLIGATIONS — 5.9%
U.S. Treasury Bonds & Notes — 5.9%
U.S. Treasury Bond 4.375% 11/15/39	490,000	479,473
U.S. Treasury Bond 4.375% 5/15/40	70,000	68,452
U.S. Treasury Bond 4.750% 2/15/41	340,000	353,441
U.S. Treasury Inflation Index 2.125% 2/15/40	71,312	75,368
U.S. Treasury Inflation Index 2.375% 1/15/27	10,919	12,154
U.S. Treasury Inflation Index (i) 2.500% 1/15/29	348,694	394,787
U.S. Treasury Inflation Index 3.875% 4/15/29	13,394	17,919
U.S. Treasury Note 2.000% 1/31/16	20,000	19,856
U.S. Treasury Note 2.125% 2/29/16	630,000	628,080
U.S. Treasury Note 2.750% 2/28/18	160,000	158,800

	Principal Amount	Value
U.S. Treasury Note 2.875% 3/31/18	$590,000	$589,216
U.S. Treasury Note 3.500% 5/15/20	70,000	70,954
U.S. Treasury Note 3.625% 2/15/21	980,000	994,011

		3,862,511

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,870,668)		3,862,511

TOTAL BONDS & NOTES (Cost $21,809,942)		20,029,430

	Units

PURCHASED OPTIONS — 0.0%
Options on Futures — 0.0%
Eurodollar Call, Expires 12/16/11, Strike 99.375	5	31
U.S. Treasury Note 10 Year Call, Expires 4/21/11, Strike 122.000	2	194
U.S. Treasury Note 10 Year Call, Expires 5/20/11, Strike 122.500	6	1,125
U.S. Treasury Note 30 Year Put, Expires 5/20/11, Strike 110.000	2	125

		1,475

TOTAL PURCHASED OPTIONS (Cost $3,111)		1,475

	Number of Shares

WARRANTS — 0.0%
Pipelines — 0.0%
SemGroup Corp., Expires 11/30/14, Strike 25.00 (a)	81	830

TOTAL WARRANTS (Cost $0)		830

TOTAL LONG-TERM INVESTMENTS (Cost $59,732,843)		64,397,260

	Principal Amount

SHORT-TERM INVESTMENTS — 9.6%
Discount Notes — 0.4%
Federal Home Loan Mortgage Corp. 0.010% 4/19/11	$200,000	199,977

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. 0.010% 12/01/11	$90,000	$89,860

		289,837

Repurchase Agreement — 9.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (j)	6,005,747	6,005,747

TOTAL SHORT-TERM INVESTMENTS (Cost $6,295,584)		6,295,584

TOTAL INVESTMENTS — 107.7% (Cost $66,028,427) (k)		70,692,844

Other Assets/(Liabilities) — (7.7)%		(5,051,403)

NET ASSETS — 100.0%		$65,641,441

Notes to Portfolio of Investments

ABS	Asset-Backed Security
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GDR	Global Depositary Receipt
MBS	Mortgage-Backed Security
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2011, these securities amounted to a value of $157,113 or 0.24% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $2,078,493 or 3.17% of net assets.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2011, these securities amounted to a value of $260,355 or 0.40% of net assets.
(f)	Restricted security. Certain securities are restricted as to resale. At March 31, 2011, these securities amounted to a value of $245,464 or 0.37% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(g)	This security is valued in good faith under procedures established by the Board of Trustees.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	A portion of this security is held as collateral for open futures contracts and written options outstanding. (Note 2).
(j)	Maturity value of $6,005,748. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $6,131,825.
(k)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 63.6%

COMMON STOCK — 62.2%
Aerospace & Defense — 0.8%
The Boeing Co.	16,374	$1,210,530
L-3 Communications Holdings, Inc.	800	62,648
Lockheed Martin Corp.	11,600	932,640
Northrop Grumman Corp.	8,490	532,408
Raytheon Co.	7,930	403,399
Spirit AeroSystems Holdings, Inc. Class A (a)	27,951	717,502
United Technologies Corp.	13,333	1,128,638

		4,987,765

Agriculture — 0.7%
Altria Group, Inc.	22,770	592,703
British American Tobacco Malaysia	13,600	215,632
British American Tobacco PLC	8,223	330,446
Chaoda Modern Agriculture Holdings Ltd.	822,339	512,974
Cresud SA Sponsored ADR (Argentina)	6,000	108,600
IOI Corp.	62,200	118,165
KT&G Corp.	8,005	416,388
Lorillard, Inc.	2,632	250,066
Philip Morris International, Inc.	14,245	934,899
SLC Agricola SA	40,600	570,462

		4,050,335

Airlines — 0.0%
Southwest Airlines Co.	3,600	45,468

Apparel — 0.0%
China Dongxiang Group Co.	373,548	117,996

Auto Manufacturers — 1.2%
Bayerische Motoren Werke AG	3,140	262,137
Daihatsu Motor Co. Ltd.	17,950	261,546
Daimler AG (a)	11,470	809,425
Dongfeng Motor Group Co. Ltd. Class H	101,500	173,849
Ford Motor Co. (a)	42,500	633,675
Fuji Heavy Industries Ltd.	90,030	580,140
General Motors Co. (a)	32,300	1,002,269
Guangzhou Automobile Group Co. Ltd.	244,283	298,367
Honda Motor Co. Ltd.	19,160	717,220
Suzuki Motor Corp.	55,237	1,234,499
Toyota Motor Corp.	14,310	572,399
Yulon Motor Co. Ltd.	157,000	290,067

		6,835,593

Automotive & Parts — 0.5%
Aisin Seiki Co. Ltd.	10,140	352,060
Autoliv, Inc.	800	59,384

	Number of Shares	Value
BorgWarner, Inc. (a)	3,600	$286,884
Bridgestone Corp.	16,500	343,110
Cheng Shin Rubber Industry Co. Ltd.	84,750	196,592
Denso Corp.	11,570	383,905
Futaba Industrial Co. Ltd. (a)	21,910	121,989
Magna International, Inc. Class A	1,300	62,283
Mando Corp.	600	94,745
Sumitomo Electric Industries Ltd.	22,500	311,343
Toyota Industries Corp.	26,221	785,842
TRW Automotive Holdings Corp. (a)	1,300	71,604

		3,069,741

Banks — 3.7%
Banco do Brasil SA	5,200	94,117
Banco Macro SA Class B Sponsored ADR (Argentina)	2,200	88,066
Banco Santander Brasil SA	19,500	236,487
Banco Santander Chile Sponsored ADR (Chile)	2,700	234,225
Banco Santander SA	90,667	1,056,693
Bank of America Corp.	157,478	2,099,182
The Bank of Kyoto Ltd.	20,990	185,725
Bank of New York Mellon Corp.	42,469	1,268,549
BNP Paribas	10,140	742,015
Capital One Financial Corp.	3,500	181,860
DBS Group Holdings Ltd.	24,000	279,056
Deutsche Bank AG	7,020	412,786
DnB NOR ASA	26,970	413,832
HSBC Holdings PLC	126,376	1,299,558
HSBC Holdings PLC	30,000	314,817
Intesa Sanpaolo	133,290	394,661
Lloyds Banking Group PLC (a)	490,900	457,645
Mitsubishi UFJ Financial Group, Inc.	107,110	494,473
Northern Trust Corp.	6,649	337,437
Oversea-Chinese Banking Corp. Ltd.	100,900	767,350
Sberbank of Russian Federation	454,800	1,709,955
Siam Commercial Bank PCL	100	350
Siam Commercial Bank PCL	134,116	478,203
Societe Generale	4,020	261,391
Standard Chartered PLC	11,750	304,784
State Bank of India	11,380	703,828
State Street Corp.	12,818	576,041
Sumitomo Mitsui Financial Group, Inc.	12,130	377,112
SunTrust Banks, Inc.	6,300	181,692
Turkiye Garanti Bankasi AS	94,636	442,681
U.S. Bancorp	47,287	1,249,795
UniCredit SpA	313,480	775,282
United Overseas Bank Ltd.	13,300	198,347
Wells Fargo & Co.	93,231	2,955,423

		21,573,418

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Beverages — 0.6%
China Huiyuan Juice Group Ltd.	69,000	$46,916
The Coca-Cola Co.	6,891	457,218
Coca-Cola Enterprises, Inc.	2,600	70,980
Constellation Brands, Inc. Class A (a)	4,999	101,380
Diageo PLC Sponsored ADR (United Kingdom)	16,604	1,265,557
Dr. Pepper Snapple Group, Inc.	4,700	174,652
Fomento Economico Mexicano SAB de CV Series B Sponsored ADR (Mexico)	3,300	193,710
Fraser and Neave Ltd.	110,900	529,178
Hokkaido Coca-Cola Bottling Co. Ltd.	2,700	13,297
Kirin Holdings Co. Ltd.	40,700	534,805
Mikuni Coca-Cola Bottling Co. Ltd.	5,100	45,189
Molson Coors Brewing Co. Class B	1,400	65,646

		3,498,528

Biotechnology — 0.4%
Amgen, Inc. (a)	11,218	599,602
Biogen Idec, Inc. (a)	1,000	73,390
Celgene Corp. (a)	5,300	304,909
CSL Ltd.	18,121	669,489
Life Technologies Corp. (a)	9,305	487,768

		2,135,158

Building Materials — 0.1%
Rinnai Corp.	4,700	311,902

Chemicals — 1.9%
Agrium, Inc.	429	39,580
Albemarle Corp.	1,200	71,724
BASF SE	12,940	1,121,930
Bayer AG Sponsored ADR (Germany)	400	31,088
China BlueChemical Ltd.	302,100	247,370
The Dow Chemical Co.	26,161	987,578
Eastman Chemical Co.	800	79,456
EI du Pont de Nemours & Co.	18,056	992,538
FMC Corp.	19,119	1,623,777
Formosa Chemicals & Fibre Corp.	47,000	178,075
Hitachi Chemical Co. Ltd.	16,900	343,567
JSR Corp.	4,000	79,134
Lanxess AG	3,260	243,859
The Lubrizol Corp.	700	93,772
LyondellBasell Industries NV Class A (a)	1,800	71,190
Nan Ya Plastics Corp.	59,000	173,792
Potash Corporation of Saskatchewan, Inc.	6,200	365,366
PPG Industries, Inc.	800	76,168
Praxair, Inc.	3,195	324,612
PTT Chemical PCL	151,492	739,895
Samsung Fine Chemicals Co. Ltd.	4,200	305,506
Shin-Etsu Chemical Co. Ltd.	22,788	1,132,825

	Number of Shares	Value
Sociedad Quimica y Minera de Chile SA Sponsored ADR (Chile)	5,000	$276,300
Sumitomo Chemical Co. Ltd.	251,870	1,256,625
Ube Industries Ltd.	131,400	418,622
Uralkali GDR (Russia) (b)	1,100	45,617

		11,319,966

Coal — 0.7%
Alliance Resource Partners LP	4,360	355,035
Bumi Resources Tbk PT	1,611,600	618,764
China Shenhua Energy Co. Ltd.	73,138	344,399
CONSOL Energy, Inc.	42,820	2,296,437
Kuzbassrazrezugol (a)	632,300	252,920
Mongolian Mining Corp. (a)	149,400	190,629

		4,058,184

Commercial Services — 0.3%
Donnelley (R.R.) & Sons Co.	2,049	38,767
Jiangsu Expressway Co. Ltd.	75,400	85,143
McKesson Corp.	8,822	697,379
PLUS Expressways	334,481	494,556
Visa, Inc. Class A	5,600	412,272
Western Union Co.	3,300	68,541
Xiamen International Port Co. Ltd.	470,700	96,072

		1,892,730

Computers — 2.9%
Accenture PLC Class A	1,349	74,154
Apple, Inc. (a)	17,587	6,128,190
Asustek Computer	13,700	118,447
Cognizant Technology Solutions Corp. Class A (a)	2,700	219,780
Compal Electronics, Inc.	66,282	65,769
Computer Sciences Corp.	2,330	113,541
Dell, Inc. (a)	46,432	673,728
EMC Corp. (a)	30,100	799,155
Hewlett-Packard Co.	44,468	1,821,854
HTC Corp.	36,100	1,412,644
International Business Machines Corp.	25,648	4,182,419
Lexmark International, Inc. Class A (a)	4,275	158,346
Research In Motion Ltd. (a)	1,100	62,227
SanDisk Corp. (a)	11,315	521,508
Seagate Technology (a)	2,200	31,680
TDK Corp.	5,180	306,080
Teradata Corp. (a)	2,078	105,355
Western Digital Corp. (a)	3,379	126,003

		16,920,880

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 0.5%
Beiersdorf AG	1,170	$71,420
Colgate-Palmolive Co.	11,023	890,218
The Procter & Gamble Co.	31,114	1,916,622

		2,878,260

Distribution & Wholesale — 0.7%
Adani Enterprises Ltd.	40,700	607,235
Marubeni Corp.	40,400	290,930
Mitsubishi Corp.	64,520	1,791,016
Mitsui & Co. Ltd.	75,452	1,352,476

		4,041,657

Diversified Financial — 1.7%
Ameriprise Financial, Inc.	1,200	73,296
Citigroup, Inc. (a)	468,271	2,069,758
Credit Suisse Group	9,460	402,005
The Goldman Sachs Group, Inc.	9,307	1,474,880
Guinness Peat Group (a)	451,870	272,954
Housing Development Finance Corp. Ltd.	64,370	1,005,276
JP Morgan Chase & Co.	69,962	3,225,248
Morgan Stanley	29,089	794,711
RHJ International (a) (c)	11,800	95,321
UBS AG (a)	26,100	468,490

		9,881,939

Electric — 2.0%
Adani Power Ltd. (a)	183,000	463,806
The AES Corp. (a)	26,473	344,149
American Electric Power Co., Inc.	12,394	435,525
CEZ AS	8,300	424,104
Cia Energetica de Minas Gerais Sponsored ADR (Brazil)	9,020	173,815
CMS Energy Corp.	14,506	284,898
Dominion Resources, Inc.	5,100	227,970
E-CL SA	117,500	299,869
Edison International	1,700	62,203
Enel SpA	90,500	570,426
Entergy Corp.	6,167	414,484
Exelon Corp.	9,006	371,407
Federal Hydrogeneration (a)	5,397	272
Fortum OYJ (a)	25,720	874,752
International Power PLC	127,400	629,433
National Grid PLC	109,300	1,044,019
NextEra Energy, Inc.	15,921	877,566
NRG Energy, Inc. (a)	6,100	131,394
Pampa Energia SA Sponsored ADR (Argentina)	7,200	102,024
PG&E Corp.	6,819	301,263
Power Grid Corp. of India Ltd.	14,537	32,897
PPL Corp.	22,965	581,015
RusHydro (a)	837,700	41,885
RusHydro (a)	1,425	7,253

	Number of Shares	Value
RusHydro Sponsored ADR (Russia) (a)	222,700	$1,133,543
Scottish & Southern Energy PLC	32,500	657,441
The Southern Co.	15,475	589,752
Tenaga Nasional	18,375	37,896
Wisconsin Energy Corp.	5,130	156,465
YTL Power International Bhd	853,705	648,493

		11,920,019

Electrical Components & Equipment — 0.3%
Bharat Heavy Electricals Ltd.	20,990	968,191
Delta Electronics, Inc.	156,000	618,216
Energizer Holdings, Inc. (a)	600	42,696
Hitachi Ltd.	47,700	245,988

		1,875,091

Electronics — 1.0%
Agilent Technologies, Inc. (a)	13,700	613,486
Arrow Electronics, Inc. (a)	1,700	71,196
Fanuc Ltd.	2,450	368,288
Garmin Ltd.	1,400	47,404
Hana Microelectronics PCL	127,299	101,014
Hon Hai Precision Industry Co. Ltd.	71,280	249,800
Hoya Corp.	28,920	659,896
Koninklijke Philips Electronics NV (a)	25,890	826,938
Koninklijke Philips Electronics NV Sponsored ADR (Netherlands) (a)	2,000	64,340
LG Display Co. Ltd.	5,600	175,326
Mettler-Toledo, Inc. (a)	2,083	358,276
Murata Manufacturing Co. Ltd.	8,170	588,342
NGK Insulators Ltd.	19,700	352,175
Nippon Electric Glass Co. Ltd.	21,190	300,094
PerkinElmer, Inc.	9,100	239,057
TE Connectivity Ltd.	4,300	149,726
Waters Corp. (a)	5,743	499,067

		5,664,425

Engineering & Construction — 0.5%
JGC Corp.	29,530	686,451
KBR, Inc.	14,285	539,544
Kinden Corp.	22,440	204,221
Larsen & Toubro Ltd.	8,200	304,596
McDermott International, Inc. (a)	30,303	769,393
Okumura Corp.	78,230	327,520
Toda Corp.	74,200	291,446

		3,123,171

Entertainment — 0.1%
International Game Technology	21,432	347,841
Paradise Co. Ltd.	23,600	118,328
Toho Co. Ltd.	15,450	221,590

		687,759

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foods — 1.2%
BIM Birlesik Magazalar AS	10,500	$353,229
ConAgra Foods, Inc.	6,800	161,500
Cosan Ltd. Class A	39,200	505,680
General Mills, Inc.	21,000	767,550
H.J. Heinz Co.	4,882	238,339
Kraft Foods, Inc. Class A	37,394	1,172,676
Nestle SA	29,257	1,678,759
Safeway, Inc.	1,496	35,216
Sara Lee Corp.	54,747	967,380
Unilever NV	11,950	375,225
Unilever NV NY Shares	4,500	141,120
Unilever PLC	7,900	240,929
Unilever PLC Sponsored ADR (United Kingdom)	5,000	153,100

		6,790,703

Forest Products & Paper — 0.2%
International Paper Co.	6,526	196,955
MeadWestvaco Corp.	2,400	72,792
Sino-Forest Corp. (a)	31,340	817,846

		1,087,593

Gas — 0.7%
Beijing Enterprises Holdings Ltd.	223,822	1,282,310
China Resources Gas Group Ltd.	132,000	180,431
Gaz De France	38,400	1,566,807
Sempra Energy	3,200	171,200
Tokyo Gas Co. Ltd.	136,988	621,444

		3,822,192

Health Care – Products — 1.2%
Becton, Dickinson & Co.	900	71,658
Cie Generale d’Optique Essilor International SA	14,217	1,056,441
Covidien PLC	7,349	381,707
Hologic, Inc. (a)	48,697	1,081,073
Johnson & Johnson	54,240	3,213,720
Medtronic, Inc.	29,500	1,160,825
Mindray Medical International Ltd. ADR (Cayman Islands) (a)	2,900	73,080
Stryker Corp.	600	36,480
Terumo Corp.	4,440	234,063

		7,309,047

Health Care – Services — 1.1%
Aetna, Inc.	28,238	1,056,948
CIGNA Corp.	11,005	487,302
DaVita, Inc. (a)	7,000	598,570
HealthSouth Corp. (a)	13,434	335,581
Humana, Inc. (a)	10,122	707,933
Life Healthcare Group Holdings Ltd.	100,600	236,211
Raffles Medical Group Ltd.	97,100	172,387
Thermo Fisher Scientific, Inc. (a)	11,445	635,770
UnitedHealth Group, Inc.	17,900	809,080

	Number of Shares	Value
WellPoint, Inc.	19,655	$1,371,723

		6,411,505

Holding Company – Diversified — 0.7%
Hutchison Whampoa Ltd.	49,600	586,117
Keppel Corp. Ltd.	85,920	839,056
Leucadia National Corp.	2,000	75,080
LG Corp.	3,200	238,305
LVMH Moet Hennessy Louis Vuitton SA	5,480	867,304
Noble Group Ltd.	84,954	143,939
Tianjin Development Holdings (a)	951,403	815,881
Wharf Holdings Ltd.	73,610	509,562

		4,075,244

Home Builders — 0.3%
Daiwa House Industry Co. Ltd.	21,880	267,234
MRV Engenharia e Participacoes SA	59,000	471,957
Pulte Group, Inc. (a)	38,100	281,940
Sekisui House Ltd.	62,490	581,719

		1,602,850

Household Products — 0.3%
Hypermarcas SA (a)	123,400	1,632,585
Kimberly-Clark Corp.	500	32,635

		1,665,220

Insurance — 2.5%
ACE Ltd.	21,836	1,412,789
AIA Group Ltd. (a)	69,800	215,204
Allianz SE	2,810	394,268
Allstate Corp.	5,923	188,233
Amlin PLC	17,900	109,614
Arch Capital Group Ltd. (a)	3,567	353,811
Assicurazioni Generali SpA	11,620	251,691
Axis Capital Holdings Ltd.	1,878	65,580
China Life Insurance Co. Ltd.	80,000	299,686
China Life Insurance Co. Ltd. Sponsored ADR (China)	5,599	313,824
China Pacific Insurance Group Co. Ltd.	13,300	55,716
The Chubb Corp.	9,800	600,838
CNA Financial Corp.	1,600	47,280
Endurance Specialty Holdings Ltd.	10,396	507,533
Fidelity National Financial, Inc. Class A	43,302	611,857
ING Groep NV (a)	18,910	240,010
Lincoln National Corp.	1,700	51,068
MetLife, Inc.	5,088	227,586
Millea Holdings, Inc.	55,275	1,477,898
Mitsui Sumitomo Insurance Group Holdings, Inc.	36,866	839,435
Muenchener Rueckversicherungs AG	1,230	193,420
NKSJ Holdings, Inc.	99,690	640,851
PartnerRe Ltd.	2,057	162,997

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ping An Insurance Group Co. of China Ltd.	23,581	$238,700
Platinum Underwriters Holdings Ltd.	4,371	166,491
Powszechny Zaklad Ubezpieczen SA	1,200	150,383
Principal Financial Group, Inc.	5,444	174,807
The Progressive Corp.	12,769	269,809
Prudential PLC	8,800	99,780
RenaissanceRe Holdings Ltd.	4,394	303,142
Sony Financial Holdings, Inc.	9,800	192,505
Torchmark Corp.	1,100	73,128
Transatlantic Holdings, Inc.	2,567	124,936
The Travelers Cos., Inc.	20,085	1,194,656
Unum Group	1,531	40,189
Validus Holdings Ltd.	6,584	219,445
Xl Group PLC	62,742	1,543,453
Zurich Financial Services AG	1,719	481,282

		14,533,895

Internet — 0.6%
Check Point Software Technologies Ltd. (a)	1,600	81,680
eBay, Inc. (a)	13,247	411,187
Expedia, Inc.	1,796	40,697
Google, Inc. Class A (a)	3,590	2,104,494
Symantec Corp. (a)	35,418	656,650
VeriSign, Inc.	2,100	76,041

		3,370,749

Investment Companies — 0.1%
Cheung Kong Infrastructure Holdings Ltd.	52,900	250,437
RHJ International (a)	52,900	427,028

		677,465

Iron & Steel — 0.2%
Magnitogorsk Iron & Steel Works GDR (Russia) (b)	17,900	261,877
Magnitogorsk Iron & Steel Works Sponsored GDR (Russia) (b)	23,100	338,069
POSCO	800	367,116
POSCO ADR (Republic of Korea)	3,600	411,444
Shougang Concord International Enterprises Co. Ltd. (a)	542,200	73,736

		1,452,242

Lodging — 0.0%
Wyndham Worldwide Corp.	1,600	50,896

Machinery – Construction & Mining — 0.1%
Ingersoll-Rand PLC	1,000	48,310
Komatsu Ltd.	12,900	435,311
Tadano Ltd.	5,900	37,664

		521,285

Machinery – Diversified — 0.2%
CNH Global NV (a)	1,300	63,115

	Number of Shares	Value
Eaton Corp.	1,300	$72,072
Kubota Corp.	92,220	860,520

		995,707

Manufacturing — 1.1%
3M Co.	9,265	866,277
Cheil Industries, Inc.	2,800	296,905
General Electric Co.	192,073	3,851,064
Pall Corp.	2,600	149,786
Parker Hannifin Corp.	800	75,744
Siemens AG	8,770	1,201,343
Tyco International Ltd.	4,200	188,034

		6,629,153

Media — 1.1%
Charter Communications, Inc. Class A (a)	1,900	96,197
Comcast Corp. Class A	69,406	1,715,716
DISH Network Corp. Class A (a)	7,515	183,065
Kabel Deutschland Holding AG (a)	9,440	500,589
Liberty Global, Inc. Class A (a)	1,800	74,538
The McGraw-Hill Cos., Inc.	1,900	74,860
News Corp. Class A	26,700	468,852
Rogers Communications, Inc. Class B	11,700	425,880
Singapore Press Holdings Ltd.	59,090	184,794
Time Warner Cable, Inc.	3,504	249,975
Time Warner, Inc.	7,028	250,900
Viacom, Inc. Class B	17,396	809,262
Vivendi	28,160	803,742
The Walt Disney Co.	14,800	637,732

		6,476,102

Metal Fabricate & Hardware — 0.1%
Catcher Technology Co. Ltd.	29,000	143,584
Precision Castparts Corp.	3,885	571,794
Tenaris SA Sponsored ADR (Luxembourg)	1,465	72,459

		787,837

Mining — 4.1%
Alamos Gold, Inc.	33,450	529,266
Alcoa, Inc.	32,900	580,685
Anglo American PLC	16,200	832,951
Anglo Platinum Ltd.	1,004	103,276
AngloGold Ashanti Ltd. Sponsored ADR (South Africa)	2,600	124,670
Antofagasta PLC	40,100	874,527
Barrick Gold Corp.	42,750	2,219,153
BHP Billiton Ltd.	57,418	2,751,906
Eldorado Gold Corp.	72,287	1,178,811
Freeport-McMoRan Copper & Gold, Inc.	15,886	882,467
Goldcorp, Inc.	43,015	2,142,147
Harmony Gold Mining Co. Ltd. Sponsored ADR (South Africa)	49,700	739,039

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
IAMGOLD Corp.	51,992	$1,144,864
IAMGOLD Corp.	23,633	520,925
Impala Platinum Holdings Ltd.	3,600	103,899
Katanga Mining Ltd. (a)	67,840	121,055
Kinross Gold Corp.	23,053	363,085
Kinross Gold Corp.	82,944	1,307,256
MMC Norilsk Nickel Sponsored ADR (Russia)	14,600	385,553
Newcrest Mining Ltd.	43,130	1,781,978
Newmont Mining Corp.	29,890	1,631,396
Petropavlovsk PLC	6,600	105,558
Polyus Gold Co. Sponsored ADR (Russia)	34,300	1,203,812
Rio Tinto Ltd.	16,422	1,437,048
Silver Wheaton Corp.	26,200	1,136,032
Teck Resources Ltd. Class B	1,240	65,745

		24,267,104

Office Equipment/Supplies — 0.3%
Canon, Inc.	20,655	898,907
Pitney Bowes, Inc.	1,383	35,529
Xerox Corp.	63,667	678,054

		1,612,490

Oil & Gas — 8.0%
Anadarko Petroleum Corp.	11,240	920,781
Apache Corp.	10,800	1,413,936
BG Group PLC	83,000	2,061,902
BP PLC	104,698	762,522
BP PLC Sponsored ADR (United Kingdom)	21,500	949,010
Canadian Natural Resources Ltd.	16,500	815,595
Cenovus Energy, Inc.	500	19,690
Chevron Corp.	39,163	4,207,281
Cimarex Energy Co.	800	92,192
ConocoPhillips	29,931	2,390,290
Daylight Energy Ltd.	56,420	658,185
Devon Energy Corp.	14,301	1,312,403
Eni SpA	30,420	746,734
ENSCO PLC ADR (United Kingdom)	900	52,056
EOG Resources, Inc.	8,300	983,633
Exxon Mobil Corp.	86,434	7,271,692
Gazprom OAO Sponsored ADR (Russia)	26,200	849,120
Hess Corp.	10,122	862,496
Inpex Corp.	167	1,256,283
KazMunaiGas Exploration Production GDR (Kazakhstan) (b)	200	4,503
KazMunaiGas Exploration Production GDR (Kazakhstan) (b)	40,100	902,250
Marathon Oil Corp.	18,881	1,006,546
Noble Corp.	1,500	68,430
Occidental Petroleum Corp.	22,938	2,396,792

	Number of Shares	Value
OGX Petroleo e Gas Participacoes SA (a)	24,600	$296,077
Petroleo Brasileiro SA Sponsored ADR (Brazil)	134,027	4,763,320
Pride International, Inc. (a)	900	38,655
PTT PCL	38,749	451,843
PTT Public Co. Ltd.	100	1,170
Quicksilver Resources, Inc. (a)	46,700	668,277
Reliance Industries Ltd.	32,020	752,781
Repsol YPF SA	14,800	507,863
Rosneft Oil Co. GDR (Russia) (b)	81,200	741,762
Royal Dutch Shell PLC ADR (United Kingdom)	8,624	628,345
Sasol Ltd.	1,800	104,251
SM Energy Co.	14,084	1,044,892
Statoil ASA	19,570	543,125
Suncor Energy, Inc.	9,305	417,309
Talisman Energy, Inc.	7,600	187,903
Total SA	18,061	1,099,492
Total SA Sponsored ADR (France)	17,100	1,042,587
Tupras Turkiye Petrol Rafine	13,000	381,481
Valero Energy Corp.	18,835	561,660
Whiting Petroleum Corp. (a)	4,900	359,905
Woodside Petroleum Ltd.	6,500	314,342

		46,911,362

Oil & Gas Services — 1.3%
Complete Production Services, Inc. (a)	12,025	382,515
Global Industries Ltd. (a)	55,443	542,787
Halliburton Co.	25,000	1,246,000
National Oilwell Varco, Inc.	18,100	1,434,787
Oceaneering International, Inc. (a)	800	71,560
Schlumberger Ltd.	27,005	2,518,486
Technip SA	1,670	178,387
Transocean Ltd. (a)	7,800	608,010
Weatherford International Ltd. (a)	21,645	489,177

		7,471,709

Packaging & Containers — 0.1%
Ball Corp.	2,000	71,700
Crown Holdings, Inc. (a)	7,500	289,350

		361,050

Pharmaceuticals — 3.5%
Abbott Laboratories	23,550	1,155,128
Allergan, Inc.	3,100	220,162
AmerisourceBergen Corp.	11,702	462,931
Astellas Pharma, Inc.	7,270	268,072
AstraZeneca PLC Sponsored ADR (United Kingdom)	1,200	55,344
Bayer AG	8,780	679,885
Bristol-Myers Squibb Co.	126,824	3,351,958
Cardinal Health, Inc.	1,677	68,975

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cephalon, Inc. (a)	7,800	$591,084
Dainippon Sumitomo Pharma Co. Ltd.	1,000	9,317
Eli Lilly & Co.	11,100	390,387
Endo Pharmaceuticals Holdings, Inc. (a)	2,318	88,455
Forest Laboratories, Inc. (a)	3,355	108,367
Gilead Sciences, Inc. (a)	16,182	686,764
GlaxoSmithKline PLC ADR (United Kingdom)	1,900	72,979
Kyowa Hakko Kirin Co. Ltd.	31,610	296,415
Mead Johnson Nutrition Co. Class A	16,032	928,734
Medco Health Solutions, Inc. (a)	14,835	833,134
Merck & Co., Inc.	59,396	1,960,662
Mitsubishi Tanabe Pharma Corp.	15,100	245,071
Mylan, Inc. (a)	32,130	728,387
Novartis AG	14,070	762,836
Perrigo Co.	6,300	500,976
Pfizer, Inc.	150,368	3,053,974
PharMerica Corp. (a)	200	2,288
Roche Holding AG	4,220	602,791
Sanofi-Aventis	11,220	788,000
Sanofi-Aventis ADR (France)	1,700	59,874
Shionogi & Co. Ltd.	17,160	292,739
Shire PLC Sponsored ADR (United Kingdom)	400	34,840
Sinopharm Group Co.	72,900	259,453
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	22,285	1,118,038

		20,678,020

Pipelines — 0.4%
China Gas Holdings Ltd.	70,200	34,616
El Paso Corp.	138,946	2,501,028
The Williams Cos., Inc.	2,000	62,360

		2,598,004

Real Estate — 0.8%
AFI Development PLC GDR (Cyprus) (a) (b)	37,000	90,990
AFI Development PLC, Class B	37,000	38,133
Capitaland Ltd.	92,200	241,610
Cheung Kong Holdings	28,300	460,938
Cyrela Brazil Realty SA	50,300	476,920
Global Logistic Properties Ltd. (a)	46,900	69,632
IRSA Inversiones y Representaciones SA Sponsored ADR (Argentina)	6,900	95,634
LSR Group GDR (Russia) (c)	79,800	654,360
Mitsui Fudosan Co. Ltd.	12,900	209,441
NTT Urban Development Corp.	100	83,794
The St. Joe Co. (a)	81,400	2,040,698

		4,462,150

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 0.3%
Japan Real Estate Investment Corp.	9	$84,664
Japan Retail Fund Investment Corp.	20	31,306
The Link REIT	290,633	912,167
Nippon Building Fund, Inc.	12	116,401
Parkway Life REIT	2,200	2,987
Simon Property Group, Inc.	3,200	342,912

		1,490,437

Retail — 0.8%
Advance Auto Parts, Inc.	1,077	70,673
Coach, Inc.	1,300	67,652
CVS Caremark Corp.	23,312	800,068
Darden Restaurants, Inc.	800	39,304
Limited Brands, Inc.	2,442	80,293
Macy’s, Inc.	2,000	48,520
McDonald’s Corp.	7,654	582,393
Polo Ralph Lauren Corp.	600	74,190
Ports Design Ltd.	1,200	2,771
Ross Stores, Inc.	700	49,784
Seven & I Holdings Co. Ltd.	18,414	469,758
Wal-Mart Stores, Inc.	33,752	1,756,792
Yamada Denki Co. Ltd.	3,200	213,071
Zhongsheng Group Holdings Ltd. (a)	173,500	323,598

		4,578,867

Semiconductors — 1.2%
Advanced Micro Devices, Inc. (a)	62,000	533,200
Altera Corp.	1,900	83,638
Analog Devices, Inc.	1,800	70,884
ASM International NV (a)	3,572	141,416
Broadcom Corp. Class A	5,232	206,036
Infineon Technologies AG	31,580	323,721
Intel Corp.	62,728	1,265,224
KLA-Tencor Corp.	1,500	71,055
Lam Research Corp. (a)	1,300	73,658
Marvell Technology Group Ltd. (a)	18,200	283,010
MediaTek, Inc.	24,027	275,999
Micron Technology, Inc. (a)	5,100	58,446
National Semiconductor Corp.	2,224	31,892
Rohm Co. Ltd.	5,860	363,867
Samsung Electronics Co. Ltd.	1,500	1,272,570
Taiwan Semiconductor Manufacturing Co. Ltd.	328,000	786,431
Texas Instruments, Inc.	28,734	993,047

		6,834,094

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. (a)	1,415	58,723
SembCorp Marine Ltd.	57,230	265,359

		324,082

Software — 1.6%
Activision Blizzard, Inc.	52,700	578,119
Adobe Systems, Inc. (a)	5,800	192,328

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Autodesk, Inc. (a)	1,700	$74,987
BMC Software, Inc. (a)	1,700	84,558
CA, Inc.	45,049	1,089,285
Electronic Arts, Inc. (a)	24,713	482,645
Fidelity National Information Services, Inc.	1,396	45,635
Intuit, Inc. (a)	1,500	79,650
Microsoft Corp. (d)	189,971	4,817,665
Oracle Corp.	59,741	1,993,557

		9,438,429

Telecommunications — 5.9%
Amdocs Ltd. (a)	2,357	67,999
America Movil SAB de C.V. Sponsored ADR (Mexico)	13,900	807,590
American Tower Corp. Class A (a)	11,329	587,069
AT&T, Inc. (d)	114,134	3,492,500
Axiata Group (a)	173,500	274,110
BCE, Inc.	1,500	54,510
BT Group PLC	224,400	670,290
CenturyTel, Inc.	7,059	293,302
China Mobile Ltd.	154,200	1,424,540
China Telecom Corp. Ltd. Class H	370,300	226,430
China Unicom Ltd.	144,400	240,131
Chunghwa Telecom Co. Ltd.	115,708	360,445
Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan)	22,704	707,457
Cisco Systems, Inc.	112,862	1,935,583
Comverse Technology, Inc. (a)	30,567	229,558
Corning, Inc.	74,808	1,543,289
Deutsche Telekom AG Sponsored ADR (Germany)	3,000	46,260
Far EasTone Telecommunications Co. Ltd.	190,000	284,361
France Telecom SA	18,487	414,700
General Communication, Inc. Class A (a)	3,000	32,820
Harris Corp.	1,200	59,520
KDDI Corp.	171	1,049,496
Koninklijke KPN NV	28,954	493,745
KT Corp.	2,000	70,893
KT Corp. Sponsored ADR (Republic of Korea) (a)	27,660	540,200
MetroPCS Communications, Inc. (a)	13,400	217,616
Millicom International Cellular SA	1,600	153,872
MobileOne Ltd.	126,200	241,360
Motorola Solutions, Inc. (a)	7,757	346,660
NII Holdings, Inc. (a)	1,300	54,171
Nippon Telegraph & Telephone Corp.	14,670	658,123
Nokia OYJ Sponsored ADR (Finland)	3,800	32,338
NTT DoCoMo, Inc.	1,110	1,931,831
Philippine Long Distance Telephone Co. Sponsored ADR (Philippines)	4,200	224,700

	Number of Shares	Value
Polycom, Inc. (a)	12,925	$670,161
QUALCOMM, Inc.	47,345	2,595,926
Qwest Communications International, Inc.	108,535	741,294
Rogers Communications, Inc. Class B	1,700	61,793
Singapore Telecommunications Ltd.	268,528	643,689
SK Telecom Co. Ltd.	3,230	481,430
Swisscom AG	820	365,608
Telecom Argentina SA Sponsored ADR (Argentina)	2,200	54,560
Telecom Egypt	127,924	373,466
Telecom Italia SpA	155,180	238,961
Telefonica SA	46,160	1,155,695
Telefonica SA Sponsored ADR (Spain)	7,700	194,194
Telekom Austria AG	10,240	149,914
Telekom Malaysia	131,400	175,344
Telekomunikasi Indonesia Tbk PT	193,300	162,761
Telenor ASA	11,570	190,406
Telstra Corp. Ltd.	91,016	265,313
TELUS Corp.	4,300	219,857
Turk Telekomunikasyon AS	70,120	352,598
Turkcell Iletisim Hizmetleri AS	31,754	189,399
Verizon Communications, Inc.	57,109	2,200,981
VimpelCom Ltd. Sponsored ADR (Bermuda)	32,500	458,900
Vivo Participacoes SA Sponsored ADR (Brazil)	33,200	1,340,616
Vodafone Group PLC	322,100	911,998
Vodafone Group PLC Sponsored ADR (United Kingdon)	23,800	684,250
Windstream Corp.	6,216	80,000

		34,726,583

Textiles — 0.1%
Kuraray Co. Ltd.	27,910	359,696

Toys, Games & Hobbies — 0.1%
Mattel, Inc.	17,827	444,427
Nintendo Co. Ltd.	930	251,228

		695,655

Transportation — 1.2%
All America Latina Logistica SA	26,000	213,395
Asciano Group	67,000	120,512
Canadian Pacific Railway Ltd.	7,702	495,547
Canadian Pacific Railway Ltd.	8,062	518,230
China South Locomotive and Rolling Stock Corp.	111,900	114,672
Container Corp. of India Ltd.	3,660	98,054
East Japan Railway	21,513	1,182,153
Guangshen Railway Co. Ltd.	450,400	171,880
Mitsui O.S.K. Lines Ltd.	38,050	219,115
Novorossiysk Commercial Sea Port GDR (Russia) (b)	45,979	463,928

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ryder System, Inc.	900	$45,540
Tianjin Port Development Holdings Ltd.	1,485,500	360,317
Union Pacific Corp.	23,102	2,271,620
Viterra, Inc.	12,900	156,476
West Japan Railway Co.	110	420,949

		6,852,388

Water — 0.1%
American Water Works Co., Inc.	11,477	321,930

TOTAL COMMON STOCK (Cost $318,405,925)		363,133,720

CONVERTIBLE PREFERRED STOCK — 0.1%
Agriculture — 0.0%
Bunge Ltd. 4.875%	1,100	115,390

Insurance — 0.0%
XL Group PLC 10.750%	3,400	114,376

Savings & Loans — 0.1%
Omnicare Capital Trust II 4.000%	4,900	219,961

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $355,237)		449,727

PREFERRED STOCK — 1.3%
Auto Manufacturers — 0.3%
General Motors Co. 4.750%	17,600	848,320
Volkswagen AG (a)	6,818	1,108,340

		1,956,660

Banks — 0.2%
HSBC Holdings PLC 8.000%	15,000	409,200
Itau Unibanco Holding SA 2.730%	22,600	538,474
UBS AG 9.375%	15,100	416,307

		1,363,981

Diversified Financial — 0.1%
Citigroup Capital XIII 7.875%	10,733	294,084

Foods — 0.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 0.980%	24,814	1,020,130

	Number of Shares	Value
Iron & Steel — 0.0%
Usinas Siderurgicas de Minas Gerais SA Class A 2.720%	11,600	$140,324

Mining — 0.2%
Vale SA Class A 2.550%	38,000	1,103,004

Oil & Gas — 0.1%
SandRidge Energy, Inc. (c) 7.000%	2,500	464,063

Real Estate Investment Trusts (REITS) — 0.1%
Health Care REIT, Inc. 6.500%	7,500	390,750

Savings & Loans — 0.1%
GMAC Capital Trust I VRN 8.125%	30,000	765,000

TOTAL PREFERRED STOCK (Cost $6,576,472)		7,497,996

TOTAL EQUITIES (Cost $325,337,634)		371,081,443

	Principal Amount
BONDS & NOTES — 25.7%

CORPORATE DEBT — 10.1%
Agriculture — 0.1%
Wilmar International Ltd., Convertible 0.000% 12/18/12	$400,000	515,000

Auto Manufacturers — 0.0%
Hyundai Motor Manufacturing Czech (c) 4.500% 4/15/15	153,000	156,785

Banks — 1.1%
BBVA Bancomer SA/Texas (c) 6.500% 3/10/21	536,000	529,655
BBVA Bancomer SA/Texas (c) 7.250% 4/22/20	279,000	281,670
Export-Import Bank of Korea 4.125% 9/09/15	1,000,000	1,026,194
Hana Bank (c) 4.500% 10/30/15	137,000	141,095
Korea Development Bank 4.375% 8/10/15	519,000	538,823
Kreditanstalt fuer Wiederaufbau, Convertible EUR (e) 3.250% 6/27/13	900,000	1,324,968
Lloyds TSB Bank PLC STEP GBP (e) 13.000% 12/31/29	465,000	954,819

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Mie Bank Ltd., Convertible JPY (e) 1.000% 10/31/11	$5,000,000	$59,960
Swedish Export Credit TRY (e) 10.500% 9/29/15	410,600	273,822
UBS AG/Stamford CT 4.875% 8/04/20	1,339,000	1,350,100

		6,481,106

Beverages — 0.0%
Cott Beverages, Inc. 8.125% 9/01/18	76,000	81,130

Biotechnology — 0.3%
Amylin Pharmaceuticals, Inc., Convertible 3.000% 6/15/14	579,000	497,940
Gilead Sciences, Inc., Convertible 0.500% 5/01/11	187,000	203,830
Gilead Sciences, Inc., Convertible 0.625% 5/01/13	671,000	817,781
Gilead Sciences, Inc., Convertible (c) 1.625% 5/01/16	153,000	177,098

		1,696,649

Building Materials — 0.1%
Building Materials Corp. of America (c) 6.875% 8/15/18	114,000	116,565
Interline Brands, Inc. 7.000% 11/15/18	33,000	33,825
Texas Industries, Inc. 9.250% 8/15/20	303,000	327,240

		477,630

Chemicals — 0.1%
CF Industries, Inc. 7.125% 5/01/20	264,000	299,640
Phibro Animal Health Corp. (c) 9.250% 7/01/18	54,000	57,645

		357,285

Coal — 0.2%
Bumi Investment Pte Ltd. (c) 10.750% 10/06/17	251,000	283,329
Consol Energy, Inc. 8.000% 4/01/17	775,000	848,625

		1,131,954

Commercial Services — 0.0%
Hertz Corp. (c) 7.500% 10/15/18	85,000	87,975

Computers — 0.3%
SanDisk Corp., Convertible 1.000% 5/15/13	1,126,000	1,104,887
SunGard Data Systems, Inc. (c) 7.375% 11/15/18	202,000	206,545

	Principal Amount	Value
Telvent GIT SA, Convertible (c) 5.500% 4/15/15	$352,000	$409,200

		1,720,632

Cosmetics & Personal Care — 0.0%
Alberto-Culver Co. 5.150% 6/01/20	90,000	92,979

Diversified Financial — 0.6%
Ally Financial, Inc. 4.500% 2/11/14	947,000	947,000
Ford Motor Credit Co. LLC 5.750% 2/01/21	762,000	752,474
Ford Motor Credit Co. LLC 6.625% 8/15/17	116,000	123,801
Ford Motor Credit Co. LLC 7.000% 4/15/15	100,000	108,243
Ford Motor Credit Co. LLC 8.000% 12/15/16	200,000	227,036
HSBC Finance Corp. (c) 6.676% 1/15/21	110,000	114,178
Hyundai Capital Services, Inc. (c) 4.375% 7/27/16	200,000	201,063
Pinafore LLC/Pinafore, Inc. (c) 9.000% 10/01/18	75,000	81,375
TNK-BP Finance SA (c) 6.625% 3/20/17	486,000	520,020
TNK-BP Finance SA (c) 7.500% 7/18/16	200,000	224,000

		3,299,190

Electric — 0.2%
Calpine Corp. (c) 7.500% 2/15/21	80,000	82,800
Calpine Corp. (c) 7.875% 7/31/20	184,000	195,500
Empresa Distribuidora Y Comercializadora Norte (c) 9.750% 10/25/22	80,000	82,400
Korea Electric Power Corp. STEP 0.000% 4/01/16	409,000	283,778
Korea Electric Power Corp. (b) 5.125% 4/23/34	508,000	537,808
NRG Energy, Inc. (c) 8.250% 9/01/20	109,000	113,360

		1,295,646

Electrical Components & Equipment — 0.2%
Suzlon Energy Ltd., Convertible 0.000% 6/12/12	325,000	369,687
Suzlon Energy Ltd., Convertible 0.000% 10/11/12	498,000	541,575
Suzlon Energy Ltd., Convertible (Acquired 12/02/09, Cost $427,800) (f) 0.000% 7/25/14	465,000	394,088

		1,305,350

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electronics — 0.0%
Thermo Fisher Scientific, Inc. 3.200% 5/01/15	$167,000	$170,970

Foods — 0.2%
Kraft Foods, Inc. 4.125% 2/09/16	398,000	412,937
Olam International Ltd., Convertible 6.000% 10/15/16	800,000	1,029,439

		1,442,376

Forest Products & Paper — 0.2%
Sino Forest Corp., Convertible (b) (c) 5.000% 8/01/13	47,000	66,094
Sino-Forest Corp., Convertible (Acquired 12/02/19, Cost $1,082,093), Convertible (c) (f) 5.000% 8/01/13	918,000	1,290,937

		1,357,031

Health Care – Products — 0.5%
DJO Finance LLC / DJO Finance Corp. (c) 9.750% 10/15/17	75,000	78,750
Fresenius Finance Jersey Ltd. EUR (e) 5.625% 8/14/11	500,000	901,693
Hologic, Inc. Convertible STEP 2.000% 12/15/37	1,123,000	1,365,849
Kinetic Concepts, Inc., Convertible (c) 3.250% 4/15/15	110,000	136,812
SonoSite, Inc., Convertible 3.750% 7/15/14	114,000	127,253

		2,610,357

Health Care – Services — 0.1%
DaVita, Inc. 6.375% 11/01/18	169,000	170,690
DaVita, Inc. 6.625% 11/01/20	150,000	151,875

		322,565

Holding Company – Diversified — 0.5%
Hutchison Whampoa International Ltd. (b) 4.625% 9/11/15	565,000	598,527
Hutchison Whampoa International Ltd. (c) 4.625% 9/11/15	365,000	386,626
Hutchison Whampoa International Ltd. (b) 6.250% 1/24/14	165,000	182,066
Hutchison Whampoa International Ltd. (c) 7.625% 4/09/19	386,000	461,959
REI Agro Ltd., Convertible (Acquired 12/02/09, Cost $614,910) (c) (f) 5.500% 11/13/14	618,000	668,985

	Principal Amount	Value
Votorantim Cimentos SA (c) 7.250% 4/05/41	$368,000	$365,774

		2,663,937

Investment Companies — 0.0%
Hongkong Land CB Ltd., Convertible (b) 2.750% 12/21/12	100,000	181,050

Iron & Steel — 0.2%
CSN Islands XII Corp. (c) 7.000% 9/29/49	376,000	369,044
Evraz Group SA (b) (c) 8.250% 11/10/15	100,000	112,125
Evraz Group SA (c) 8.875% 4/24/13	140,000	153,818
Evraz Group SA (c) 9.500% 4/24/18	200,000	234,400
Tata Steel Ltd., Convertible 1.000% 9/05/12	300,000	363,000

		1,232,387

Media — 0.0%
Ono Finance II PLC (c) 10.875% 7/15/19	153,000	163,710

Mining — 0.0%
Anglo American PLC, Convertible (b) (c) 4.000% 5/07/14	100,000	193,750

Multi-National — 0.1%
European Investment Bank EUR (e) 3.625% 10/15/11	187,000	268,193
European Investment Bank EUR (e) 4.375% 4/15/13	383,000	566,731

		834,924

Oil & Gas — 1.1%
BP Capital Markets PLC 3.125% 10/01/15	209,000	210,169
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	674,000	732,132
China Petroleum & Chemical Corp., Convertible HKD (e) 0.000% 4/24/14	5,300,000	786,972
Daylight Energy Ltd. CAD (e) 6.250% 12/31/14	232,000	258,443
Essar Energy PLC, Convertible 4.250% 2/01/16	500,000	485,000
Linn Energy LLC/Linn Energy Finance Corp. (c) 7.750% 2/01/21	339,000	361,882
McMoRan Exploration Co., Convertible (c) 5.250% 10/06/11	83,000	96,073
McMoRan Exploration Co., Convertible 5.250% 10/06/11	146,000	168,995

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pemex Project Funding Master Trust 6.625% 6/15/35	$376,000	$377,170
PetroBakken Energy Ltd., Convertible (b) (c) 3.125% 2/08/16	900,000	877,500
Petroleos Mexicanos 6.000% 3/05/20	621,000	659,191
Petroleum Co. of Trinidad & Tobago Ltd. (c) 9.750% 8/14/19	130,000	157,625
Reliance Holdings USA, Inc. (c) 4.500% 10/19/20	323,000	304,302
Reliance Holdings USA, Inc. (c) 6.250% 10/19/40	250,000	236,515
SM Energy Co., Convertible 3.500% 4/01/27	292,000	417,925

		6,129,894

Oil & Gas Services — 0.1%
Acergy SA, Convertible 2.250% 10/11/13	100,000	123,000
Subsea 7, Inc., Convertible 2.800% 6/06/11	400,000	387,500

		510,500

Packaging & Containers — 0.0%
Crown Cork & Seal Co., Inc. 7.500% 12/15/96	77,000	63,621

Pharmaceuticals — 0.3%
Giant Funding Corp. (c) 8.250% 2/01/18	39,000	40,024
Mylan, Inc., Convertible 1.250% 3/15/12	783,000	862,279
Omnicare, Inc., Convertible 3.750% 12/15/25	554,000	713,967
Valeant Pharmaceuticals International (c) 6.750% 10/01/17	113,000	111,305
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	189,000	183,330

		1,910,905

Real Estate — 1.0%
CapitaLand Ltd., Convertible SGD (e) 2.100% 11/15/16	750,000	590,936
CapitaLand Ltd., Convertible SGD (e) 2.950% 6/20/22	2,000,000	1,485,522
CapitaLand Ltd., Convertible SGD (e) 3.125% 3/05/18	1,750,000	1,437,856
Keppel Land Ltd., Convertible SGD (e) 2.500% 6/23/13	200,000	166,601
Pyrus Ltd., Convertible, (Acquired 12/20/10, Cost $500,000) (b) (c) (f) 7.500% 12/20/15	500,000	507,500
Yanlord Land Group Ltd. (c) 9.500% 5/04/17	377,000	373,682

	Principal Amount	Value
Yanlord Land Group Ltd., Convertible SGD (e) 5.850% 7/13/14	$750,000	$611,315
Ying Li International Real Estate Ltd., Convertible SGD (e) 4.000% 3/03/15	750,000	511,702

		5,685,114

Savings & Loans — 1.1%
Aldar Funding Ltd., Convertible 5.767% 11/10/11	223,000	222,443
Dana Gas Sukuk Ltd., Convertible 7.500% 10/31/12	2,780,000	2,515,900
IOI Capital Bhd, Convertible 0.000% 12/18/11	449,000	635,559
Odebrecht Drilling Norbe VIII/IX Ltd. (c) 6.350% 6/30/21	440,000	463,650
Paka Capital Ltd., Convertible 0.000% 3/12/13	300,000	303,000
Rafflesia Capital Ltd., Convertible VRN 1.250% 10/04/11	800,000	1,241,040
Zeus Cayman, Convertible JPY (e) 0.000% 8/19/13	106,000,000	1,287,088

		6,668,680

Semiconductors — 0.6%
Advanced Micro Devices, Inc. 8.125% 12/15/17	142,000	147,680
Advanced Micro Devices, Inc., Convertible 6.000% 5/01/15	1,353,000	1,395,281
Intel Corp., Convertible 2.950% 12/15/35	564,000	580,215
Intel Corp., Convertible (c) 3.250% 8/01/39	1,091,000	1,283,289

		3,406,465

Telecommunications — 0.7%
GCI, Inc. 7.250% 2/15/14	213,000	215,130
Intelsat Jackson Holdings SA (c) 7.500% 4/01/21	406,000	407,015
Intelsat Subsidiary Holding Co. SA 8.500% 1/15/13	195,000	195,585
Intelsat Subsidiary Holding Co. SA 8.875% 1/15/15	41,000	42,333
Reliance Communications Ltd., Convertible 0.000% 3/01/12	1,400,000	1,648,501
Reliance Communications Ltd., Convertible 0.000% 5/10/11	503,000	628,197

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SBA Communications Corp., Convertible 1.875% 5/01/13	$281,000	$320,340
SBA Communications Corp., Convertible 4.000% 10/01/14	233,000	340,180

		3,797,281

Transportation — 0.2%
Inversiones Alsacia SA (c) 8.000% 8/18/18	566,000	535,572
Nagoya Railroad Co. Ltd., Convertible JPY (e) 0.000% 3/30/12	2,000,000	23,828
Viterra, Inc. (c) 5.950% 8/01/20	382,000	382,123

		941,523

TOTAL CORPORATE DEBT (Cost $55,384,935)		58,986,351

FLOATING RATE LOAN INTEREST — 0.4%
Mining — 0.1%
PT Multi Daerah Bersaing Term Loan 7.303% 4/13/12	366,106	369,767

Oil & Gas — 0.3%
Globalspace Energy Corp. Term Loan 1.000% 12/01/15	462,000	462,000
Obsidian Natural Gas Trust Term Loan, (Acquired 3/14/11, Cost $1,412,369) (f) 7.000% 11/02/15	1,425,195	1,453,699

		1,915,699

TOTAL FLOATING RATE LOAN INTEREST (Cost $2,235,349)		2,285,466

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Commercial MBS — 0.2%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN FRN (c) 2.005% 11/15/15	1,409,273	1,333,373

Other ABS — 0.0%
Latitude CLO Ltd., Series 2005-1I, Class SUB 0.000% 12/15/17	100,000	55,000

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,251,167)		1,388,373

	Principal Amount	Value

SOVEREIGN DEBT OBLIGATIONS — 8.0%
Australia Government Bond AUD (e) 5.750% 6/15/11	$1,431,000	$1,483,070
Brazil Notas do Tesouro Nacional Serie B BRL (e) 6.000% 5/15/15	1,187,000	1,462,957
Brazil Notas do Tesouro Nacional Serie F BRL (e) 10.000% 1/01/21	4,815,000	2,502,202
Bundesrepublik Deutschland EUR (e) 3.500% 7/04/19	1,634,000	2,362,157
Bundesrepublik Deutschland EUR (e) 4.000% 7/04/16	2,513,000	3,777,351
Bundesrepublik Deutschland EUR (e) 4.000% 1/04/18	741,000	1,111,788
Bundesrepublik Deutschland EUR (e) 4.250% 7/04/18	387,000	589,113
Canadian Government Bond CAD (e) 3.500% 6/01/20	792,000	827,699
Canadian Government Bond CAD (e) 4.000% 6/01/16	645,000	705,488
Deutsche Bundesrepublik Inflation Linked EUR (e) 1.500% 4/15/16	377,735	563,538
Federal Republic of Germany (c) 1.500% 9/21/12	1,581,000	1,604,296
Federal Republic of Germany (b) (c) 1.500% 9/21/12	50,000	50,737
Hong Kong Government Bond HKD (e) 2.030% 3/18/13	11,800,000	1,554,714
Hong Kong Government Bond HKD (e) 4.130% 2/22/13	3,700,000	506,437
Korea Development Bank 4.000% 9/09/16	596,000	602,337
Malaysia Government Bond MYR (e) 3.461% 7/31/13	4,116,000	1,365,134
Malaysia Government Bond MYR (e) 3.756% 4/28/11	2,800,000	925,623
Mexico Cetes MXN (e) 0.010% 9/08/11	9,129,900	752,566
Mexico Cetes MXN (e) 0.010% 9/22/11	13,360,060	1,098,776
Mexico Cetes MXN (e) 4.459% 8/11/11	9,348,440	773,100
Mexico Cetes MXN (e) 9.785% 8/11/11	9,378,280	775,588
Mexico Cetes MXN (e) 9.791% 8/11/11	4,674,220	386,584
Netherlands Government Bond EUR (e) 3.750% 7/15/14	312,000	461,931
New Zealand Government Bond NZD (e) 6.204% 2/15/16	276,000	327,351

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Poland Government Bond PLN (e) 3.000% 8/24/16	$2,273,848	$815,017
Republic of Brazil BRL (e) 10.000% 1/01/17	8,742,000	4,750,864
Republic of Germany EUR (e) 4.250% 7/04/17	1,596,000	2,428,345
Socialist Republic of Vietnam (b) (c) 6.750% 1/29/20	100,000	103,750
Turkey Government Bond TRY (e) 4.000% 4/01/20	566,608	408,979
Turkey Government Bond TRY (e) 10.000% 1/09/13	277,000	182,538
Turkey Government Bond TRY (e) 10.500% 1/15/20	2,218,000	1,535,599
Ukraine Government Bond (c) 6.875% 9/23/15	113,000	116,955
Ukraine Government Bond (c) 7.750% 9/23/20	301,000	310,406
United Kingdom Gilt GBP (e) 4.750% 3/07/20	3,701,170	6,456,344
United Kingdom Gilt GBP (e) 9.000% 7/12/11	1,762,570	2,894,441
Vietnam Government International Bond (b) (c) 6.750% 1/29/20	100,000	103,750

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $46,872,960)		46,677,525

U.S. TREASURY OBLIGATIONS — 7.0%
U.S. Treasury Bonds & Notes — 7.0%
U.S. Treasury Inflation Index 2.375% 1/15/27	990,535	1,102,590
U.S. Treasury Note 2.125% 11/30/14	2,593,700	2,641,116
U.S. Treasury Note 2.250% 1/31/15	3,191,000	3,257,313
U.S. Treasury Note 2.375% 2/28/15	4,600,000	4,712,664
U.S. Treasury Note 2.500% 3/31/15	4,393,000	4,518,956
U.S. Treasury Note 2.625% 12/31/14	4,667,700	4,833,258
U.S. Treasury Note 2.625% 2/29/16	1,202,300	1,227,050
U.S. Treasury Note 2.625% 8/15/20	7,004,000	6,571,448
U.S. Treasury Note 2.625% 11/15/20	2,349,400	2,192,651

	Principal Amount	Value
U.S. Treasury Note (g) 3.500% 5/15/20	$9,537,600	$9,667,624

		40,724,670

TOTAL U.S. TREASURY OBLIGATIONS (Cost $41,147,335)		40,724,670

TOTAL BONDS & NOTES (Cost $146,891,746)		150,062,385

	Number of Shares
MUTUAL FUNDS — 3.6%
Diversified Financial — 3.6%
BlackRock Liquidity Funds TempFund Portfolio	5,690	5,690
Consumer Staples Select Sector SPDR Fund	16,801	503,022
Dragon Capital - Vietnam Enterprise Investments Ltd. (a)	36,880	78,186
Energy Select Sector SPDR Fund	42,951	3,427,919
Financial Select Sector SPDR Fund	49,891	818,711
Health Care Select Sector SPDR Fund	17,420	577,124
iShares Dow Jones US Telecommunications Sector Index Fund	9,117	217,167
Market Vectors - Gold Miners ETF	222,505	13,363,650
SPDR KBW Regional Banking ETF	11,201	297,947
Technology Select Sector SPDR Fund	27,700	722,139
Utilities Select Sector SPDR Fund	20,500	653,950
Vanguard Telecommunication Services ETF	300	20,571
Vinaland Ltd. (a)	190,740	178,368

		20,864,444

TOTAL MUTUAL FUNDS (Cost $17,160,965)		20,864,444

	Units
PURCHASED OPTIONS — 0.1%
Diversified Financial — 0.0%
Market Vectors Gold Miners, Put, Expires 1/21/12, Strike 50.00	370	102,120
Market Vectors Gold Miners, Put, Expires 4/22/11, Strike 54.00	200	789
Market Vectors Gold Miners, Put, Expires 9/17/11, Strike 50.00	210	31,080
Market Vectors Gold Miners, Put, Expires 9/17/11, Strike 56.00	230	71,300

		205,289

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Units	Value
Foods — 0.0%
General Mills, Inc. Call, Expires 7/16/11, Strike 38.00	72	$5,184

Internet — 0.0%
Google, Inc. Class A, Call, Expires 6/18/11, Strike 575.00	13	43,160

Oil & Gas — 0.0%
Quicksilver Resources, Inc., Call, Expires 4/16/11, Strike 15.00	144	1,296

TOTAL PURCHASED OPTIONS (Cost $502,596)		254,929

STRUCTURED OPTIONS (OVER THE COUNTER TRADED) — 0.1%
Diversified Financial — 0.1%
DJ Euro Stoxx 50, Expires 7/07/11, Broker Credit Suisse International (h)	390	5,224
DJ Euro Stoxx 50, Expires 8/05/11, Broker Credit Suisse International (i)	602	29,266
DJ Euro Stoxx 50, Expires 9/16/11, Broker JP Morgan Chase Bank (j)	763	201,356
Euro Stoxx Index, Expires 12/16/11, Broker UBS AG (k)	293	(220)
MSCI Europe ex-UK, Expires 9/01/11, Broker Deutsche Bank (l)	31,244	225,883
S&P 500 Index, Expires 3/16/12, Broker JP Morgan Chase Bank NA (m)	1,461	20,383
Taiwan Index, Expires 12/21/11, Broker Citigroup NA (n)	2,765	(38,363)
Taiwan Index, Expires 12/19/11, Broker Citigroup NA (o)	1,731	(5,713)

		437,816

TOTAL STRUCTURED OPTIONS (OVER THE COUNTER TRADED) (Cost $0)		437,816

	Number of Shares

WARRANTS — 0.0%
Auto Manufacturers — 0.0%
Ford Motor Co., Expires 1/01/13, Strike 9.20 (a)	44,770	285,633

Banks — 0.0%
Bank of America Corp., Expires 1/16/19, Strike 13.30 (a)	22,509	172,644

Insurance — 0.0%
Citigroup, Inc., Expires 10/18/28, Strike 0.19 (a)	20,700	3,933

	Number of Shares	Value
Mining — 0.0%
Kinross Gold Corp., Expires 9/03/13, Strike 32.00 (a)	7,400	$10,915

TOTAL WARRANTS (Cost $450,555)		473,125

TOTAL LONG-TERM INVESTMENTS (Cost $490,343,496)		543,174,142

	Principal Amount
SHORT-TERM INVESTMENTS — 6.3%
Time Deposits — 0.0%
Brown Brothers Time Deposit 0.030% 4/01/11	$761	761

U.S. Treasury Bills — 6.3%
U.S. Treasury Bill 0.010% 4/14/11	747,000	746,964
U.S. Treasury Bill 0.010% 4/21/11	661,000	660,952
U.S. Treasury Bill 0.010% 5/05/11	615,000	614,941
U.S. Treasury Bill 0.010% 6/02/11	21,300,000	21,294,903
U.S. Treasury Bill 0.010% 6/09/11	9,000,000	8,997,887
U.S. Treasury Bill 0.010% 6/16/11	300,000	299,953
U.S. Treasury Bill 0.010% 6/23/11	4,400,000	4,399,159

		37,014,759

TOTAL SHORT-TERM INVESTMENTS (Cost $37,015,520)		37,015,520

TOTAL INVESTMENTS — 99.3% (Cost $527,359,016) (p)		580,189,662

Other Assets/(Liabilities) —0.7%		3,956,492

NET ASSETS — 100.0%		$584,146,154

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

EQUITIES SOLD SHORT — (0.1)%
Auto Manufacturers — (0.1)%
Nissan Motor Co. Ltd.	(33,200)	$(294,561)

TOTAL EQUITIES SOLD SHORT (Cost $(278,219))		(294,561)

TOTAL SECURITIES SOLD SHORT (Cost $(278,219))		(294,561)

Notes to Portfolio of Investments

ABS	Asset-Backed Security
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
MBS	Mortgage-Backed Security
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
STEP	Step Up Bond
TRY	New Turkish Lira
VRN	Variable Rate Note
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2011, these securities amounted to a value of $6,363,653 or 1.09% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $19,903,440 or 3.41% of net assets.
(d)	These securities are held as collateral for written options. (Note 2).
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Restricted security. Certain securities are restricted as to resale. At March 31, 2011, these securities amounted to a value of $4,315,209 or 0.74% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	Credit Suisse International DJ EuroStoxx 50 Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,803.75. Each unit contains (a) one written put on the index at a strike price of 2,523.375 and (b) one call option on the index with a strike of 2,943.9375. The Fund holds 390 units of the structure. On March 31, 2011, the EuroStoxx 50 Index was 2,910.91. At this time, the value of the structured option was $5,224 based on a price of $13.40 per unit. The option expires on July 7, 2011.
(i)	Credit Suisse International DJ EuroStoxx 50 Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,819.34. Each unit contains (a) one written put on the index at a strike price of 2,650.18 and (b) one call option on the index with a strike of 2,819.34. The Fund holds 602 units of the structure. On March 31, 2011, the DJ EuroStoxx 50 Index was 2,910.91. At this time, the value of the structured option was $29,266 based on a price of $48.61 per unit. The option expires on August 15, 2011.
(j)	JP Morgan Chase Bank DJ EuroStoxx 50 Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,622.91. Each unit contains (a) one written put on the index at a strike price of 2,461.601 and (b) 1.1 call options on the index with a strike of 2,622.91. The Fund holds 763 units of the structure. On March 31, 2011, the DJ EuroStoxx 50 Index was 2,910.91. At this time, the value of the structured option was $201,356 based on a price of $264.07 per unit. The option expires on September 16, 2011.
(k)	UBS AG DJ EuroStoxx Index Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,901.28. Each unit contains (a) one written put on the index at a strike price of 2,437.08 and (b) one call option on the index with a strike of 3,069.55. The Fund holds 293 units of the structure. On March 31, 2011, the EuroStoxx 50 Index was 2,910.91. At this time, the value of the structured option was $(220) based on a price of $(0.751) per unit. The option expires on December 16, 2011.
(l)	Deutsche Bank MSCI Europe ex-UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex-UK Index, with an initial reference strike of 96.0170. Each unit contains (a) one written put on the index at a strike price of 90.7361 and (b) one call option on the index with a strike 96.0170. The Fund holds 31,244 units of the structure. On March 31, 2011, the MSCI Europe ex-UK Index was 104.00. At this time, the value of the structured option was $225,883 based on a price of $7.23 per unit. The option expires on September 1, 2011.
(m)

JP Morgan Chase Bank S&P 500 Index Structured Option is issued in units. Each unit represents a structure based on the S&P 500 Index, with an initial reference strike of 1,300.35. Each unit contains (a) one written put on the index at a strike price of 1,131.30 and (b) one call option on the index with a strike of 1,379.67. The Fund holds 1,461 units of the

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

structure. On March 31, 2011, the S&P 500 Index was 1,325.83. At this time, the value of the structured option was $20,383 based on a price of $13.95 per unit. The option expires on March 16, 2012.
(n)	Citigroup NA Taiwan Index Structured Option is issued in units. Each unit represents a structure based on the Taiex Index. Each unit contains (a) one written put on the index at a strike price of 8,400 and (b) one call option on the index with a strike of 9,000. The Fund holds 2,765 units of the structure. On March 31, 2011, the Taiex Index was 8,683.30. At this time, the value of the structured option was $(38,363) based on a price of $(13.874) per unit. The option expires on December 21, 2011.
(o)	Citigroup NA Taiwan Index Structured Option is issued in units. Each unit represents a structure based on the Taiex Index. Each unit contains (a) one written put on the index at a strike price of USD 243.4051 and (b) one call option on the index with a strike of USD 290.8066. The Fund holds 1,731 units of the structure. On March 31, 2011, the Taiex Index was TWD 8,683.30. At this time, the value of the structured option was $(5,713) based on a price of $(3.2678) per unit. The option expires on December 19, 2011.
(p)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Advertising — 0.6%
Omnicom Group, Inc.	39,002	$1,913,438

Aerospace & Defense — 2.1%
General Dynamics Corp.	10,900	834,504
Northrop Grumman Corp.	49,183	3,084,266
Spirit AeroSystems Holdings, Inc. Class A (a)	3,900	100,113
United Technologies Corp.	28,100	2,378,665

		6,397,548

Agriculture — 1.7%
Altria Group, Inc.	44,500	1,158,335
Archer-Daniels-Midland Co.	14,500	522,145
Lorillard, Inc.	4,600	437,046
Philip Morris International, Inc.	38,200	2,507,066
Reynolds American, Inc.	16,800	596,904

		5,221,496

Apparel — 0.1%
VF Corp.	3,400	335,002

Auto Manufacturers — 0.4%
General Motors Co. (a)	43,745	1,357,407

Automotive & Parts — 0.9%
The Goodyear Tire & Rubber Co. (a)	73,725	1,104,400
Johnson Controls, Inc.	40,982	1,703,622

		2,808,022

Banks — 7.6%
Bank of America Corp.	193,052	2,573,383
Bank of New York Mellon Corp.	90,317	2,697,769
BOK Financial Corp.	1,700	87,856
Capital One Financial Corp.	10,300	535,188
City National Corp.	1,300	74,165
Commerce Bancshares, Inc.	1,900	76,836
Fifth Third Bancorp	151,170	2,098,239
M&T Bank Corp.	2,600	230,022
PNC Financial Services Group, Inc.	43,817	2,760,033
State Street Corp.	66,485	2,987,836
U.S. Bancorp	112,542	2,974,485
Wells Fargo & Co.	200,021	6,340,666

		23,436,478

Beverages — 1.8%
Coca-Cola Enterprises, Inc.	83,017	2,266,364
Constellation Brands, Inc. Class A (a)	6,100	123,708
Dr. Pepper Snapple Group, Inc.	3,200	118,912
Molson Coors Brewing Co. Class B	4,200	196,938
PepsiCo, Inc.	41,587	2,678,619

		5,384,541

	Number of Shares	Value
Biotechnology — 1.0%
Amgen, Inc. (a)	50,107	$2,678,219
Biogen Idec, Inc. (a)	5,500	403,645

		3,081,864

Chemicals — 1.3%
Air Products & Chemicals, Inc.	21,853	1,970,704
Albemarle Corp.	2,000	119,540
Ashland, Inc.	1,700	98,192
E.I. du Pont de Nemours & Co.	17,200	945,484
Eastman Chemical Co.	1,700	168,844
FMC Corp.	3,700	314,241
International Flavors & Fragrances, Inc.	2,100	130,830
RPM International, Inc.	5,300	125,769
The Valspar Corp.	2,700	105,570

		3,979,174

Coal — 0.4%
CONSOL Energy, Inc.	24,610	1,319,834

Commercial Services — 0.5%
Alliance Data Systems Corp. (a)	1,300	111,657
H&R Block, Inc.	6,600	110,484
McKesson Corp.	12,100	956,505
Quanta Services, Inc. (a)	4,600	103,178
Western Union Co.	13,900	288,703

		1,570,527

Computers — 2.0%
Dell, Inc. (a)	41,000	594,910
Hewlett-Packard Co.	27,171	1,113,196
International Business Machines Corp.	26,300	4,288,741
Lexmark International, Inc. Class A (a)	1,700	62,968

		6,059,815

Cosmetics & Personal Care — 0.7%
The Procter & Gamble Co.	34,888	2,149,101

Distribution & Wholesale — 0.0%
Ingram Micro, Inc. Class A (a)	5,700	119,871

Diversified Financial — 7.6%
American Express Co.	25,600	1,157,120
Ameriprise Financial, Inc.	46,499	2,840,159
CIT Group, Inc. (a)	4,300	182,965
Citigroup, Inc. (a)	606,845	2,682,255
Discover Financial Services	109,172	2,633,229
The Goldman Sachs Group, Inc.	12,100	1,917,487
JP Morgan Chase & Co.	207,832	9,581,055
Legg Mason, Inc.	63,031	2,274,789
The NASDAQ OMX Group, Inc. (a)	4,600	118,864
Raymond James Financial, Inc.	4,800	183,552

		23,571,475

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electric — 3.6%
Alliant Energy Corp.	2,800	$109,004
Ameren Corp.	5,200	145,964
American Electric Power Co., Inc.	10,200	358,428
Calpine Corp. (a)	141,450	2,244,811
Consolidated Edison, Inc.	6,800	344,896
Dominion Resources, Inc.	13,400	598,980
DPL, Inc.	3,100	84,971
DTE Energy Co.	6,200	303,552
Duke Energy Corp.	33,900	615,285
Edison International	12,400	453,716
Exelon Corp.	9,500	391,780
Great Plains Energy, Inc.	3,000	60,060
Integrys Energy Group, Inc.	2,000	101,020
MDU Resources Group, Inc.	4,100	94,177
NextEra Energy, Inc.	8,200	451,984
NV Energy, Inc.	9,700	144,433
OGE Energy Corp.	2,900	146,624
Pepco Holdings, Inc.	4,900	91,385
PPL Corp.	80,120	2,027,036
Public Service Enterprise Group, Inc.	54,121	1,705,353
SCANA Corp.	2,700	106,299
TECO Energy, Inc.	5,900	110,684
Westar Energy, Inc.	3,200	84,544
Wisconsin Energy Corp.	5,000	152,500
Xcel Energy, Inc.	13,300	317,737

		11,245,223

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc. (a)	1,600	113,856
Molex, Inc.	3,500	87,920

		201,776

Electronics — 0.1%
Arrow Electronics, Inc. (a)	4,900	205,212
Avnet, Inc. (a)	6,200	211,358

		416,570

Engineering & Construction — 1.1%
ABB Ltd. Sponsored ADR (Switzerland) (a)	71,815	1,737,205
Foster Wheeler AG (a)	40,921	1,539,448
KBR, Inc.	3,500	132,195
URS Corp. (a)	1,700	78,285

		3,487,133

Environmental Controls — 0.0%
Nalco Holding Co.	3,000	81,930

Foods — 1.7%
ConAgra Foods, Inc.	36,125	857,969
Corn Products International, Inc.	2,500	129,550
General Mills, Inc.	15,300	559,215
Hormel Foods Corp.	7,400	206,016
The J.M. Smucker Co.	3,200	228,448

	Number of Shares	Value
Kellogg Co.	46,242	$2,496,143
The Kroger Co.	14,400	345,168
Ralcorp Holdings, Inc. (a)	1,300	88,959
Smithfield Foods, Inc. (a)	3,500	84,210
Tyson Foods, Inc. Class A	8,000	153,520

		5,149,198

Forest Products & Paper — 1.2%
AbitibiBowater, Inc. (a)	35,563	955,578
Domtar Corp.	1,200	110,136
International Paper Co.	9,700	292,746
MeadWestvaco Corp.	6,900	209,277
Weyerhaeuser Co.	88,119	2,167,727

		3,735,464

Gas — 0.3%
Atmos Energy Corp.	2,700	92,070
Energen Corp.	2,800	176,736
NiSource, Inc.	6,000	115,080
Sempra Energy	5,100	272,850
Southern Union Co.	4,700	134,514
UGI Corp.	2,400	78,960

		870,210

Hand & Machine Tools — 0.6%
Stanley Black & Decker, Inc.	23,174	1,775,129

Health Care – Products — 3.6%
Alere, Inc. (a)	34,056	1,332,952
Baxter International, Inc.	12,300	661,371
Becton, Dickinson & Co.	5,500	437,910
Covidien PLC	59,145	3,071,991
Johnson & Johnson	34,700	2,055,975
Kinetic Concepts, Inc. (a)	2,100	114,282
Medtronic, Inc.	60,725	2,389,529
St. Jude Medical, Inc.	7,400	379,324
Zimmer Holdings, Inc. (a)	9,300	562,929

		11,006,263

Health Care – Services — 3.1%
Aetna, Inc.	12,200	456,646
CIGNA Corp.	8,200	363,096
Community Health Systems, Inc. (a)	2,600	103,974
Coventry Health Care, Inc. (a)	4,200	133,938
HCA Holdings, Inc. (a)	38,472	1,303,047
Health Net, Inc. (a)	2,700	88,290
Humana, Inc. (a)	5,100	356,694
Laboratory Corporation of America Holdings (a)	3,300	304,029
Lincare Holdings, Inc.	1,400	41,524
MEDNAX, Inc. (a)	600	39,966
Quest Diagnostics, Inc.	3,800	219,336
Thermo Fisher Scientific, Inc. (a)	8,400	466,620
UnitedHealth Group, Inc.	97,860	4,423,272

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Universal Health Services, Inc. Class B	2,700	$133,407
WellPoint, Inc.	17,500	1,221,325

		9,655,164

Holding Company – Diversified — 0.1%
Leucadia National Corp.	5,300	198,962

Home Builders — 0.1%
D.R. Horton, Inc.	6,700	78,055
Lennar Corp. Class A	3,700	67,044
Toll Brothers, Inc. (a)	4,400	86,988

		232,087

Household Products — 0.5%
Avery Dennison Corp.	2,300	96,508
The Clorox Co.	5,900	413,413
Kimberly-Clark Corp.	13,100	855,037
The Scotts Miracle-Gro Co. Class A	1,400	80,990
Tupperware Brands Corp.	1,700	101,507

		1,547,455

Housewares — 0.6%
Newell Rubbermaid, Inc.	87,769	1,679,021

Insurance — 5.6%
ACE Ltd.	7,600	491,720
Aflac, Inc.	16,800	886,704
Alleghany Corp. (a)	204	67,520
Allied World Assurance Co. Holdings Ltd.	1,200	75,228
The Allstate Corp.	23,600	750,008
American Financial Group, Inc.	6,300	220,626
Arch Capital Group Ltd. (a)	3,400	337,246
Assurant, Inc.	5,900	227,209
Axis Capital Holdings Ltd.	7,200	251,424
The Chubb Corp.	18,200	1,115,842
Cincinnati Financial Corp.	5,600	183,680
Everest Re Group Ltd.	1,300	114,634
HCC Insurance Holdings, Inc.	3,900	122,109
Loews Corp.	26,200	1,128,958
Markel Corp. (a)	500	207,225
MetLife, Inc.	57,564	2,574,838
Principal Financial Group, Inc.	7,200	231,192
The Progressive Corp.	35,200	743,776
Reinsurance Group of America, Inc. Class A	2,300	144,394
RenaissanceRe Holdings Ltd.	3,300	227,667
Torchmark Corp.	4,700	312,456
The Travelers Cos., Inc.	57,078	3,394,999
Unum Group	100,693	2,643,191
Validus Holdings Ltd.	2,200	73,326
W.R. Berkley Corp.	5,100	164,271
White Mountains Insurance Group Ltd.	600	218,520
XL Group PLC	9,900	243,540

		17,152,303

	Number of Shares	Value
Internet — 1.1%
AOL, Inc. (a)	52,678	$1,028,801
eBay, Inc. (a)	68,551	2,127,823
Expedia, Inc.	6,000	135,960
IAC/InterActiveCorp (a)	5,800	179,162

		3,471,746

Iron & Steel — 0.0%
Reliance Steel & Aluminum Co.	2,100	121,338

Leisure Time — 0.5%
Carnival Corp.	30,300	1,162,308
Royal Caribbean Cruises Ltd. (a)	5,900	243,434

		1,405,742

Lodging — 0.2%
Hyatt Hotels Corp. Class A (a)	3,800	163,552
Wyndham Worldwide Corp.	14,100	448,521

		612,073

Machinery – Construction & Mining — 0.0%
Terex Corp. (a)	2,000	74,080

Machinery – Diversified — 0.1%
AGCO Corp. (a)	2,500	137,425
Flowserve Corp.	1,700	218,960

		356,385

Manufacturing — 6.1%
3M Co.	15,300	1,430,550
General Electric Co.	552,382	11,075,259
Harsco Corp.	36,877	1,301,389
Honeywell International, Inc.	39,377	2,351,201
ITT Corp.	5,100	306,255
Siemens AG Sponsored ADR (Germany)	14,273	1,960,254
Tyco International Ltd.	10,200	456,654

		18,881,562

Media — 5.2%
CBS Corp. Class B	132,806	3,325,462
Comcast Corp. Class A	217,546	5,377,737
DIRECTV Class A (a)	31,019	1,451,689
DISH Network Corp. Class A (a)	9,500	231,420
News Corp. Class A	61,500	1,079,940
Time Warner, Inc.	41,300	1,474,410
Viacom, Inc. Class B	65,638	3,053,480

		15,994,138

Mining — 0.5%
Vulcan Materials Co.	35,077	1,599,511

Office Equipment/Supplies — 0.0%
Pitney Bowes, Inc.	4,400	113,036

Oil & Gas — 8.7%
Chevron Corp.	82,839	8,899,394
ConocoPhillips	44,500	3,553,770

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Devon Energy Corp.	8,600	$789,222
Exxon Mobil Corp.	54,526	4,587,272
Hess Corp.	45,488	3,876,033
Marathon Oil Corp.	15,900	847,629
Murphy Oil Corp.	2,700	198,234
Nabors Industries Ltd. (a)	6,200	188,356
Newfield Exploration Co. (a)	2,900	220,429
Patterson-UTI Energy, Inc.	3,200	94,048
Total SA Sponsored ADR (France)	54,828	3,342,863
Valero Energy Corp.	12,800	381,696

		26,978,946

Oil & Gas Services — 1.4%
Schlumberger Ltd.	42,028	3,919,531
Tidewater, Inc.	1,100	65,835
Weatherford International Ltd. (a)	16,800	379,680

		4,365,046

Packaging & Containers — 0.3%
Ball Corp.	8,200	293,970
Bemis Co., Inc.	2,300	75,463
Crown Holdings, Inc. (a)	4,200	162,036
Greif, Inc. Class A	1,400	91,574
Sealed Air Corp.	6,500	173,290
Sonoco Products Co.	2,600	94,198

		890,531

Pharmaceuticals — 5.0%
Abbott Laboratories	25,600	1,255,680
AmerisourceBergen Corp.	8,900	352,084
Bristol-Myers Squibb Co.	121,335	3,206,884
Cardinal Health, Inc.	8,000	329,040
Eli Lilly & Co.	23,300	819,461
Endo Pharmaceuticals Holdings, Inc. (a)	4,800	183,168
Forest Laboratories, Inc. (a)	13,000	419,900
Gilead Sciences, Inc. (a)	17,100	725,724
Herbalife Ltd.	1,800	146,448
Merck & Co., Inc.	76,759	2,533,815
Patterson Cos., Inc.	2,700	86,913
Pfizer, Inc.	137,547	2,793,579
Sanofi-Aventis ADR (France)	69,158	2,435,745
Warner Chilcott PLC Class A	5,500	128,040

		15,416,481

Pipelines — 1.5%
El Paso Corp.	255,821	4,604,778

Retail — 5.3%
Advance Auto Parts, Inc.	1,700	111,554
AutoZone, Inc. (a)	1,000	273,560
Big Lots, Inc. (a)	1,600	69,488
CVS Caremark Corp.	94,078	3,228,757
Darden Restaurants, Inc.	3,900	191,607
Dollar Tree, Inc. (a)	2,700	149,904

	Number of Shares	Value
Foot Locker, Inc.	3,300	$65,076
GameStop Corp. Class A (a)	3,300	74,316
The Gap, Inc.	68,971	1,562,883
Guess?, Inc.	2,000	78,700
J.C. Penney Co., Inc.	5,100	183,141
Kohl’s Corp.	6,900	365,976
Limited Brands, Inc.	6,900	226,872
Lowe’s Cos., Inc.	70,077	1,852,135
Macy’s, Inc.	23,000	557,980
McDonald’s Corp.	22,400	1,704,416
Nordstrom, Inc.	4,800	215,424
Ross Stores, Inc.	3,300	234,696
Signet Jewelers Ltd. (a)	2,000	92,040
The TJX Cos., Inc.	12,000	596,760
Wal-Mart Stores, Inc.	71,700	3,731,985
Walgreen Co.	20,100	806,814

		16,374,084

Semiconductors — 2.2%
Analog Devices, Inc.	6,500	255,970
Applied Materials, Inc.	175,371	2,739,295
Intel Corp.	113,800	2,295,346
KLA-Tencor Corp.	3,600	170,532
Lam Research Corp. (a)	2,700	152,982
MEMC Electronic Materials, Inc. (a)	4,900	63,504
Novellus Systems, Inc. (a)	1,900	70,547
Texas Instruments, Inc.	26,800	926,208
Xilinx, Inc.	5,600	183,680

		6,858,064

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. (a)	8,197	340,183

Software — 2.5%
Activision Blizzard, Inc.	24,000	263,280
Broadridge Financial Solutions, Inc.	5,700	129,333
CA, Inc.	22,100	534,378
Dun & Bradstreet Corp.	1,100	88,264
Fiserv, Inc. (a)	3,400	213,248
Microsoft Corp.	120,300	3,050,808
Oracle Corp.	106,311	3,547,598

		7,826,909

Telecommunications — 5.1%
AT&T, Inc.	257,696	7,885,498
CenturyLink, Inc.	50,510	2,098,690
Cisco Systems, Inc.	100,225	1,718,859
Corning, Inc.	45,000	928,350
Harris Corp.	3,500	173,600
Telephone & Data Systems, Inc.	2,800	94,360
Vodafone Group PLC Sponsored ADR (United Kingdom)	93,678	2,693,242

		15,592,599

Textiles — 0.1%
Mohawk Industries, Inc. (a)	2,700	165,105

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Toys, Games & Hobbies — 0.2%
Hasbro, Inc.	5,900	$276,356
Mattel, Inc.	8,200	204,426

		480,782

Transportation — 0.8%
Norfolk Southern Corp.	36,177	2,505,981

Water — 0.0%
American Water Works Co., Inc.	4,000	112,200

TOTAL COMMON STOCK (Cost $260,543,962)		302,280,781

TOTAL EQUITIES (Cost $260,543,962)		302,280,781

MUTUAL FUNDS — 0.9%
Diversified Financial — 0.9%
iShares Russell 1000 Value Index Fund	38,500	2,643,795

TOTAL MUTUAL FUNDS (Cost $2,569,110)		2,643,795

TOTAL LONG-TERM INVESTMENTS (Cost $263,113,072)		304,924,576

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$4,337,434	4,337,434

TOTAL SHORT-TERM INVESTMENTS (Cost $4,337,434)		4,337,434

TOTAL INVESTMENTS — 100.2% (Cost $267,450,506) (c)		309,262,010

Other Assets/(Liabilities) — (0.2)%		(559,675)

NET ASSETS — 100.0%		$308,702,335

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,337,435. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% - 4.000%, maturity dates ranging from 8/15/39 - 11/15/40, and an aggregate market value, including accrued interest, of $4,424,385.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Aerospace & Defense — 1.5%
The Boeing Co.	164,500	$12,161,485
Lockheed Martin Corp.	71,400	5,740,560

		17,902,045

Agriculture — 1.2%
Philip Morris International, Inc.	215,900	14,169,517

Auto Manufacturers — 1.4%
General Motors Co. (a)	142,900	4,434,187
Paccar, Inc.	224,900	11,773,515

		16,207,702

Banks — 9.0%
Bank of America Corp.	1,329,400	17,720,902
Bank of New York Mellon Corp.	388,333	11,599,507
PNC Financial Services Group, Inc.	381,000	23,999,190
U.S. Bancorp	420,400	11,111,172
Wells Fargo & Co.	1,287,400	40,810,580

		105,241,351

Beverages — 2.0%
Molson Coors Brewing Co. Class B	250,400	11,741,256
PepsiCo, Inc.	187,900	12,102,639

		23,843,895

Biotechnology — 1.0%
Amgen, Inc. (a)	210,400	11,245,880

Chemicals — 4.2%
CF Industries Holdings, Inc.	66,000	9,028,140
The Dow Chemical Co.	378,500	14,288,375
E.I. du Pont de Nemours & Co.	222,300	12,219,831
The Mosaic Co.	166,300	13,096,125

		48,632,471

Computers — 0.8%
Hewlett-Packard Co.	243,600	9,980,292

Diversified Financial — 7.8%
Ameriprise Financial, Inc.	155,900	9,522,372
BlackRock, Inc.	65,200	13,105,852
Credit Suisse Group Sponsored ADR (Switzerland)	267,100	11,373,118
The Goldman Sachs Group, Inc.	113,800	18,033,886
JP Morgan Chase & Co.	859,036	39,601,560

		91,636,788

Electric — 2.9%
Edison International	245,600	8,986,504
Entergy Corp.	149,100	10,021,011
NextEra Energy, Inc.	76,300	4,205,656
Northeast Utilities	297,000	10,276,200

		33,489,371

	Number of Shares	Value
Environmental Controls — 0.9%
Waste Management, Inc.	284,100	$10,608,294

Foods — 2.8%
General Mills, Inc.	238,300	8,709,865
Kraft Foods, Inc. Class A	407,500	12,779,200
Sysco Corp.	397,200	11,002,440

		32,491,505

Hand & Machine Tools — 1.9%
Stanley Black & Decker, Inc.	290,300	22,236,980

Health Care – Products — 3.7%
Baxter International, Inc.	196,600	10,571,182
Covidien PLC	279,600	14,522,424
Johnson & Johnson	181,800	10,771,650
Zimmer Holdings, Inc. (a)	120,200	7,275,706

		43,140,962

Health Care – Services — 2.5%
HCA Holdings, Inc. (a)	406,660	13,773,574
UnitedHealth Group, Inc.	337,700	15,264,040

		29,037,614

Insurance — 6.7%
ACE Ltd.	362,000	23,421,400
The Chubb Corp.	226,700	13,898,977
Marsh & McLennan Cos., Inc.	509,100	15,176,271
Principal Financial Group, Inc.	339,448	10,899,675
Unum Group	554,400	14,553,000

		77,949,323

Iron & Steel — 1.6%
Nucor Corp.	78,900	3,630,978
Steel Dynamics, Inc.	777,900	14,601,183

		18,232,161

Machinery – Construction & Mining — 1.8%
Ingersoll-Rand PLC	435,700	21,048,667

Manufacturing — 6.9%
3M Co.	115,600	10,808,600
General Electric Co.	1,344,000	26,947,200
Illinois Tool Works, Inc.	251,700	13,521,324
Textron, Inc.	471,300	12,908,907
Tyco International Ltd.	365,900	16,381,343

		80,567,374

Media — 2.8%
CBS Corp. Class B	500,700	12,537,528
Comcast Corp. Class A	817,650	20,212,308

		32,749,836

Oil & Gas — 12.8%
Apache Corp.	119,400	15,631,848
Chevron Corp.	353,600	37,987,248
ConocoPhillips	157,200	12,553,992

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
EOG Resources, Inc.	73,800	$8,746,038
Exxon Mobil Corp.	199,600	16,792,348
Marathon Oil Corp.	303,800	16,195,578
Occidental Petroleum Corp.	251,800	26,310,582
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	79,300	5,807,932
Southwestern Energy Co. (a)	211,400	9,083,858

		149,109,424

Oil & Gas Services — 1.4%
Baker Hughes, Inc.	217,000	15,934,310

Packaging & Containers — 0.5%
Rexam PLC Sponsored ADR (United Kingdom)	211,000	6,218,170

Pharmaceuticals — 5.5%
Abbott Laboratories	187,700	9,206,685
Merck & Co., Inc.	345,400	11,401,654
Pfizer, Inc.	1,424,000	28,921,440
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	287,000	14,398,790

		63,928,569

Retail — 5.1%
CVS Caremark Corp.	364,100	12,495,912
The Home Depot, Inc.	383,200	14,201,392
Kohl’s Corp.	254,900	13,519,896
Nordstrom, Inc.	138,000	6,193,440
Staples, Inc.	374,800	7,278,616
Target Corp.	110,100	5,506,101

		59,195,357

Semiconductors — 4.4%
Analog Devices, Inc.	323,800	12,751,244
Intel Corp.	755,100	15,230,367
Maxim Integrated Products, Inc.	335,600	8,591,360
Xilinx, Inc.	450,000	14,760,000

		51,332,971

Software — 1.3%
Microsoft Corp.	583,400	14,795,024

Telecommunications — 4.3%
AT&T, Inc.	1,135,656	34,751,074
Cisco Systems, Inc.	590,600	10,128,790
Nokia Corp. Sponsored ADR (Finland)	626,000	5,327,260

		50,207,124

Toys, Games & Hobbies — 0.9%
Mattel, Inc.	436,000	10,869,480

TOTAL COMMON STOCK (Cost $944,928,510)		1,162,002,457

		Value
TOTAL EQUITIES (Cost $944,928,510)		$1,162,002,457

TOTAL LONG-TERM INVESTMENTS (Cost $944,928,510)		1,162,002,457

	Principal Amount

SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$3,879,915	3,879,915

TOTAL SHORT-TERM INVESTMENTS (Cost $3,879,915)		3,879,915

TOTAL INVESTMENTS — 99.9% (Cost $948,808,425) (c)		1,165,882,372

Other Assets/(Liabilities) — 0.1%		1,235,954

NET ASSETS — 100.0%		$1,167,118,326

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,879,916. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $3,960,055.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value

EQUITIES — 99.3%

COMMON STOCK — 99.3%
Aerospace & Defense — 2.9%
The Boeing Co.	6,510	$481,284
United Technologies Corp.	5,560	470,654

		951,938

Auto Manufacturers — 1.3%
Navistar International Corp. (a)	6,020	417,367

Automotive & Parts — 1.1%
Dana Holding Corp. (a)	8,690	151,119
Tenneco, Inc. (a)	5,360	227,532

		378,651

Banks — 5.2%
Bank of America Corp.	17,420	232,209
Regions Financial Corp.	34,940	253,664
Wells Fargo & Co.	38,600	1,223,620

		1,709,493

Beverages — 1.9%
Dr. Pepper Snapple Group, Inc.	17,140	636,922

Biotechnology — 1.1%
Biogen Idec, Inc. (a)	4,890	358,877

Chemicals — 1.5%
Ashland, Inc.	8,450	488,072

Coal — 0.4%
Alpha Natural Resources, Inc. (a)	2,460	146,050

Commercial Services — 2.1%
McKesson Corp.	5,270	416,593
Visa, Inc. Class A	3,890	286,382

		702,975

Computers — 3.4%
Apple, Inc. (a)	1,160	404,202
Dell, Inc. (a)	15,260	221,422
Hewlett-Packard Co.	7,410	303,588
Western Digital Corp. (a)	5,490	204,722

		1,133,934

Cosmetics & Personal Care — 3.6%
The Procter & Gamble Co.	19,530	1,203,048

Distribution & Wholesale — 1.1%
WESCO International, Inc. (a)	5,640	352,500

Diversified Financial — 13.6%
The Charles Schwab Corp.	17,890	322,557
Citigroup, Inc. (a)	174,020	769,168
CME Group, Inc.	1,530	461,371
Interactive Brokers Group, Inc. Class A	12,540	199,261
Invesco Ltd.	15,200	388,512

	Number of Shares	Value
JP Morgan Chase & Co.	30,020	$1,383,922
Morgan Stanley	21,750	594,210
TD Ameritrade Holding Corp.	18,670	389,643

		4,508,644

Electric — 5.0%
American Electric Power Co., Inc.	11,420	401,299
FirstEnergy Corp.	9,410	349,017
GenOn Energy, Inc. (a)	50,060	190,729
NRG Energy, Inc. (a)	13,940	300,267
PPL Corp.	16,220	410,366

		1,651,678

Electronics — 0.5%
Garmin Ltd.	4,440	150,338

Engineering & Construction — 0.8%
Foster Wheeler AG (a)	7,170	269,735

Entertainment — 0.8%
DreamWorks Animation SKG, Inc. Class A (a)	9,560	267,011

Health Care – Services — 1.0%
Thermo Fisher Scientific, Inc. (a)	6,110	339,411

Insurance — 5.4%
AEGON NV Sponsored ADR (Netherlands) (a)	42,800	321,000
Assurant, Inc.	4,970	191,395
Genworth Financial, Inc. Class A (a)	23,270	313,214
Lincoln National Corp.	14,100	423,564
Prudential Financial, Inc.	8,950	551,141

		1,800,314

Internet — 2.0%
Expedia, Inc.	16,820	381,141
Google, Inc. Class A (a)	490	287,243

		668,384

Lodging — 1.0%
Wyndham Worldwide Corp.	10,290	327,325

Machinery – Construction & Mining — 0.7%
Joy Global, Inc.	2,250	222,323

Machinery – Diversified — 1.2%
Cummins, Inc.	3,650	400,113

Manufacturing — 1.0%
General Electric Co.	15,800	316,790

Media — 2.6%
Comcast Corp. Class A	19,100	472,152
The Walt Disney Co.	8,970	386,517

		858,669

Metal Fabricate & Hardware — 1.1%
Precision Castparts Corp.	2,360	347,345

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 13.5%
Chevron Corp.	13,660	$1,467,494
Ensco PLC Sponsored ADR (United Kingdom)	6,000	347,040
Hess Corp.	4,910	418,381
Marathon Oil Corp.	14,230	758,601
Occidental Petroleum Corp.	6,910	722,026
Valero Energy Corp.	17,250	514,395
Whiting Petroleum Corp. (a)	2,980	218,881

		4,446,818

Oil & Gas Services — 0.6%
Oil States International, Inc. (a)	2,710	206,339

Pharmaceuticals — 8.6%
Express Scripts, Inc. (a)	4,530	251,913
Gilead Sciences, Inc. (a)	4,770	202,439
Medco Health Solutions, Inc. (a)	4,570	256,651
Merck & Co., Inc.	26,390	871,134
Pfizer, Inc.	62,050	1,260,236

		2,842,373

Retail — 4.7%
Best Buy Co., Inc.	7,030	201,902
CVS Caremark Corp.	21,100	724,152
Target Corp.	6,320	316,063
The TJX Cos., Inc.	6,200	308,326

		1,550,443

Semiconductors — 0.8%
Emulex Corp. (a)	11,570	123,452
Marvell Technology Group Ltd. (a)	8,100	125,955

		249,407

Telecommunications — 7.5%
American Tower Corp. Class A (a)	7,070	366,368
AT&T, Inc.	11,440	350,064
CenturyLink, Inc.	10,077	418,699
NII Holdings, Inc. (a)	13,440	560,045
QUALCOMM, Inc.	4,030	220,965
Qwest Communications International, Inc.	82,000	560,060

		2,476,201

Transportation — 1.3%
CSX Corp.	5,590	439,374

TOTAL COMMON STOCK (Cost $27,838,902)		32,818,862

TOTAL EQUITIES (Cost $27,838,902)		32,818,862

		Value
TOTAL LONG-TERM INVESTMENTS (Cost $27,838,902)		$32,818,862

	Principal Amount

SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$399,040	399,040

TOTAL SHORT-TERM INVESTMENTS (Cost $399,040)		399,040

TOTAL INVESTMENTS — 100.5% (Cost $28,237,942) (c)		33,217,902

Other Assets/(Liabilities) — (0.5)%		(149,518)

NET ASSETS — 100.0%		$33,068,384

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $399,040. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $411,105.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.8%
Aerospace & Defense — 0.7%
Lockheed Martin Corp.	62,160	$4,997,664

Agriculture — 1.2%
Philip Morris International, Inc.	128,600	8,440,018

Banks — 10.0%
Bank of New York Mellon Corp.	679,100	20,284,717
GAM Holding Ltd. (a)	152,700	2,901,413
Julius Baer Group Ltd.	312,300	13,556,249
Wells Fargo & Co.	1,070,776	33,943,599

		70,685,978

Beverages — 4.1%
The Coca-Cola Co.	151,200	10,032,120
Diageo PLC Sponsored ADR (United Kingdom)	117,100	8,925,362
Heineken Holding NV Class A	204,264	9,829,008

		28,786,490

Building Materials — 1.0%
Martin Marietta Materials, Inc.	81,200	7,281,204

Chemicals — 2.1%
Air Products & Chemicals, Inc.	36,810	3,319,526
Monsanto Co.	101,650	7,345,229
Potash Corp. of Saskatchewan, Inc.	42,360	2,496,275
Praxair, Inc.	14,800	1,503,680

		14,664,710

Coal — 0.7%
China Coal Energy Co. Class H	3,672,200	4,994,984

Commercial Services — 2.3%
Iron Mountain, Inc.	456,016	14,241,380
PortX Operacoes Portuarias SA (a)	92,600	218,930
Visa, Inc. Class A	25,210	1,855,960

		16,316,270

Computers — 0.7%
Hewlett-Packard Co.	125,300	5,133,541

Cosmetics & Personal Care — 0.7%
Natura Cosmeticos SA	48,000	1,352,403
The Procter & Gamble Co.	60,800	3,745,280

		5,097,683

Diversified Financial — 6.1%
American Express Co.	672,500	30,397,000
Ameriprise Financial, Inc.	122,660	7,492,072
The Charles Schwab Corp.	22,100	398,463
The Goldman Sachs Group, Inc.	24,270	3,846,067
JP Morgan Chase & Co.	16,588	764,707

		42,898,309

	Number of Shares	Value
Electronics — 1.0%
Agilent Technologies, Inc. (a)	160,870	$7,203,759

Foods — 1.2%
Kraft Foods, Inc. Class A	158,200	4,961,152
Nestle SA	13,320	764,298
Unilever NV NY Shares	83,900	2,631,104

		8,356,554

Forest Products & Paper — 1.5%
Sino-Forest Corp. (a) (b) (c)	12,800	334,028
Sino-Forest Corp. (a)	406,120	10,598,077

		10,932,105

Health Care – Products — 3.8%
Baxter International, Inc.	78,000	4,194,060
Becton, Dickinson & Co.	82,800	6,592,536
Johnson & Johnson	266,100	15,766,425

		26,553,021

Holding Company – Diversified — 1.3%
China Merchants Holdings International Co. Ltd.	2,200,764	9,284,255

Housewares — 0.3%
Hunter Douglas NV	36,548	1,864,691

Insurance — 9.5%
ACE Ltd.	54,240	3,509,328
Aon Corp.	17,420	922,563
Berkshire Hathaway, Inc. Class A (a)	84	10,525,200
Everest Re Group Ltd.	9,660	851,819
Fairfax Financial Holdings Ltd.	7,380	2,788,238
Fairfax Financial Holdings Ltd. (Subordinate Voting Shares)	3,440	1,300,423
Loews Corp.	510,600	22,001,754
Markel Corp. (a)	1,910	791,599
The Progressive Corp.	841,800	17,787,234
Transatlantic Holdings, Inc.	137,734	6,703,514

		67,181,672

Internet — 1.7%
Expedia, Inc.	97,380	2,206,631
Google, Inc. Class A (a)	12,480	7,315,901
Liberty Media Corp. – Interactive Class A (a)	154,300	2,474,972

		11,997,504

Leisure Time — 1.6%
Harley-Davidson, Inc.	263,600	11,200,364

Machinery – Construction & Mining — 1.3%
BHP Billiton PLC	116,900	4,633,922
Rio Tinto PLC	64,187	4,528,908

		9,162,830

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 0.2%
Tyco International Ltd.	37,131	$1,662,355

Media — 0.5%
Grupo Televisa SA Sponsored ADR (Mexico) (a)	68,550	1,681,532
Liberty Media Corp. - Starz Series A (a)	12,350	958,360
The Walt Disney Co.	27,990	1,206,089

		3,845,981

Mining — 0.3%
Vulcan Materials Co.	40,100	1,828,560

Oil & Gas — 14.9%
Canadian Natural Resources Ltd.	439,200	21,709,656
Devon Energy Corp.	259,100	23,777,607
EOG Resources, Inc.	255,650	30,297,082
Occidental Petroleum Corp.	232,900	24,335,721
OGX Petroleo e Gas Participacoes SA (a)	430,000	5,175,328

		105,295,394

Oil & Gas Services — 1.0%
Schlumberger Ltd.	17,200	1,604,072
Transocean Ltd. (a)	71,515	5,574,594

		7,178,666

Packaging & Containers — 2.4%
Sealed Air Corp.	624,772	16,656,422

Pharmaceuticals — 7.0%
Express Scripts, Inc. (a)	209,200	11,633,612
Merck & Co., Inc.	595,912	19,671,055
Pfizer, Inc.	596,100	12,106,791
Roche Holding AG	41,700	5,956,488

		49,367,946

Real Estate — 1.6%
Brookfield Asset Management, Inc. Class A	153,400	4,979,364
Hang Lung Properties Ltd.	980,000	6,123,011

		11,102,375

Retail — 11.0%
Bed Bath & Beyond, Inc. (a)	223,600	10,793,172
CarMax, Inc. (a)	121,700	3,906,570
Costco Wholesale Corp.	511,600	37,510,512
CVS Caremark Corp.	738,061	25,330,253

		77,540,507

Semiconductors — 1.7%
Texas Instruments, Inc.	344,300	11,899,008

Software — 1.9%
Activision Blizzard, Inc.	315,600	3,462,132
Dun & Bradstreet Corp.	51,150	4,104,276
Microsoft Corp.	222,800	5,650,208

		13,216,616

	Number of Shares	Value
Telecommunications — 0.3%
America Movil SAB de CV, Series L ADR (Mexico)	41,600	$2,416,960

Transportation — 1.2%
China Shipping Development Co. Ltd. Class H	1,719,000	1,945,601
Kuehne & Nagel International AG	44,350	6,204,617
LLX Logistica SA (a)	92,600	285,290

		8,435,508

TOTAL COMMON STOCK (Cost $474,355,543)		683,479,904

TOTAL EQUITIES (Cost $474,355,543)		683,479,904

BONDS & NOTES — 0.3%

CORPORATE DEBT — 0.3%
Forest Products & Paper — 0.3%
Sino-Forest Corp., Convertible (Acquired 07/23/08, Cost $1,565,682) (b) (d) 5.000% 8/01/13	1,604,000	2,255,625

TOTAL CORPORATE DEBT (Cost $1,565,682)		2,255,625

TOTAL BONDS & NOTES (Cost $1,565,682)		2,255,625

TOTAL LONG-TERM INVESTMENTS (Cost $475,921,225)		685,735,529

	Principal Amount
SHORT-TERM INVESTMENTS — 3.0%
Repurchase Agreement — 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (e)	$20,817,473	20,817,473

TOTAL SHORT-TERM INVESTMENTS (Cost $20,817,473)		20,817,473

TOTAL INVESTMENTS — 100.1% (Cost $496,738,698) (f)		706,553,002

Other Assets/(Liabilities) — (0.1)%		(690,427)

NET ASSETS — 100.0%		$705,862,575

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $2,589,653 or 0.37% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2011, these securities amounted to a value of $2,255,625 or 0.32% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	Maturity value of $20,817,478. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $21,238,774.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	88,170	$1,108,297
Omnicom Group, Inc.	48,341	2,371,609

		3,479,906

Aerospace & Defense — 2.0%
The Boeing Co.	126,688	9,366,044
General Dynamics Corp.	63,387	4,852,909
Goodrich Corp.	21,071	1,802,202
L-3 Communications Holdings, Inc.	19,909	1,559,074
Lockheed Martin Corp.	49,151	3,951,740
Northrop Grumman Corp.	50,608	3,173,628
Raytheon Co.	61,605	3,133,846
Rockwell Collins, Inc.	26,452	1,714,883
United Technologies Corp.	158,849	13,446,568

		43,000,894

Agriculture — 1.8%
Altria Group, Inc.	358,848	9,340,813
Archer-Daniels-Midland Co.	108,592	3,910,398
Lorillard, Inc.	25,360	2,409,454
Philip Morris International, Inc.	309,519	20,313,732
Reynolds American, Inc.	59,598	2,117,517

		38,091,914

Airlines — 0.1%
Southwest Airlines Co.	133,318	1,683,806

Apparel — 0.3%
Nike, Inc. Class B	66,485	5,032,914
VF Corp.	14,652	1,443,662

		6,476,576

Auto Manufacturers — 0.6%
Ford Motor Co. (a)	653,078	9,737,393
Paccar, Inc.	63,792	3,339,511

		13,076,904

Automotive & Parts — 0.3%
The Goodyear Tire & Rubber Co. (a)	40,793	611,079
Johnson Controls, Inc.	117,251	4,874,124

		5,485,203

Banks — 4.7%
Bank of America Corp.	1,745,077	23,261,876
Bank of New York Mellon Corp.	214,518	6,407,653
BB&T Corp.	119,923	3,291,886
Capital One Financial Corp.	77,623	4,033,291
Comerica, Inc.	31,977	1,174,195
Fifth Third Bancorp	156,204	2,168,112
First Horizon National Corp.	49,320	552,877

	Number of Shares	Value
Huntington Bancshares, Inc.	146,977	$975,927
KeyCorp	159,582	1,417,088
M&T Bank Corp.	20,420	1,806,557
Marshall & Ilsley Corp.	89,611	715,992
Northern Trust Corp.	40,393	2,049,945
PNC Financial Services Group, Inc.	89,394	5,630,928
Regions Financial Corp.	216,244	1,569,932
State Street Corp.	87,461	3,930,497
SunTrust Banks, Inc.	89,691	2,586,689
U.S. Bancorp	331,376	8,758,268
Wells Fargo & Co.	908,040	28,784,868
Zions Bancorp	33,508	772,695

		99,889,276

Beverages — 2.3%
Brown-Forman Corp. Class B	18,072	1,234,318
The Coca-Cola Co.	394,780	26,193,653
Coca-Cola Enterprises, Inc.	58,520	1,597,596
Constellation Brands, Inc. Class A (a)	27,893	565,670
Dr. Pepper Snapple Group, Inc.	38,364	1,425,606
Molson Coors Brewing Co. Class B	27,516	1,290,225
PepsiCo, Inc.	273,098	17,590,242

		49,897,310

Biotechnology — 1.0%
Amgen, Inc. (a)	161,113	8,611,490
Biogen Idec, Inc. (a)	41,557	3,049,868
Celgene Corp. (a)	79,151	4,553,557
Genzyme Corp. (a)	45,236	3,444,721
Life Technologies Corp. (a)	31,602	1,656,577

		21,316,213

Building Materials — 0.0%
Masco Corp.	60,857	847,129

Chemicals — 2.1%
Air Products & Chemicals, Inc.	36,856	3,323,674
Airgas, Inc.	12,218	811,520
CF Industries Holdings, Inc.	12,521	1,712,748
The Dow Chemical Co.	202,017	7,626,142
E.I. du Pont de Nemours & Co.	159,427	8,763,702
Eastman Chemical Co.	12,159	1,207,632
Ecolab, Inc.	39,358	2,008,045
FMC Corp.	12,224	1,038,184
International Flavors & Fragrances, Inc.	13,318	829,711
Monsanto Co.	92,758	6,702,693
PPG Industries, Inc.	27,303	2,599,519
Praxair, Inc.	52,695	5,353,812
The Sherwin-Williams Co.	15,362	1,290,254
Sigma-Aldrich Corp.	20,411	1,298,956

		44,566,592

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coal — 0.3%
CONSOL Energy, Inc.	39,107	$2,097,308
Massey Energy Co.	18,480	1,263,293
Peabody Energy Corp.	46,287	3,330,813

		6,691,414

Commercial Services — 1.5%
Apollo Group, Inc. Class A (a)	20,527	856,181
Automatic Data Processing, Inc.	85,509	4,387,467
DeVry, Inc.	10,305	567,496
Donnelley (R.R.) & Sons Co.	33,811	639,704
Equifax, Inc.	21,165	822,260
H&R Block, Inc.	55,463	928,451
Iron Mountain, Inc.	34,916	1,090,427
MasterCard, Inc. Class A	16,418	4,132,739
McKesson Corp.	43,833	3,464,999
Monster Worldwide, Inc. (a)	21,336	339,242
Moody’s Corp.	33,543	1,137,443
Paychex, Inc.	56,858	1,783,067
Quanta Services, Inc. (a)	39,411	883,989
Robert Half International, Inc.	25,374	776,444
SAIC, Inc. (a)	50,652	857,032
Total System Services, Inc.	25,992	468,376
Visa, Inc. Class A	82,884	6,101,920
Western Union Co.	109,196	2,268,001

		31,505,238

Computers — 6.2%
Apple, Inc. (a)	158,756	55,318,528
Cognizant Technology Solutions Corp. Class A (a)	52,884	4,304,758
Computer Sciences Corp.	27,628	1,346,313
Dell, Inc. (a)	290,285	4,212,035
EMC Corp. (a)	357,235	9,484,589
Hewlett-Packard Co.	374,944	15,361,456
International Business Machines Corp.	210,080	34,257,746
Lexmark International, Inc. Class A (a)	12,961	480,075
NetApp, Inc. (a)	63,692	3,068,681
SanDisk Corp. (a)	40,180	1,851,896
Teradata Corp. (a)	28,077	1,423,504
Western Digital Corp. (a)	39,270	1,464,378

		132,573,959

Cosmetics & Personal Care — 1.9%
Avon Products, Inc.	75,715	2,047,334
Colgate-Palmolive Co.	84,797	6,848,206
The Estee Lauder Cos., Inc. Class A	19,495	1,878,538
The Procter & Gamble Co.	481,935	29,687,196

		40,461,274

	Number of Shares	Value
Distribution & Wholesale — 0.2%
Fastenal Co.	25,253	$1,637,152
Genuine Parts Co.	26,629	1,428,379
W.W. Grainger, Inc.	9,844	1,355,322

		4,420,853

Diversified Financial — 5.2%
American Express Co.	180,626	8,164,295
Ameriprise Financial, Inc.	42,527	2,597,549
The Charles Schwab Corp.	170,774	3,079,055
Citigroup, Inc. (a)	5,008,937	22,139,502
CME Group, Inc.	11,521	3,474,158
Discover Financial Services	95,621	2,306,379
E*TRADE Financial Corp. (a)	35,601	556,444
Federated Investors, Inc. Class B	14,852	397,291
Franklin Resources, Inc.	24,692	3,088,475
The Goldman Sachs Group, Inc.	89,726	14,218,879
IntercontinentalExchange, Inc. (a)	13,004	1,606,514
Invesco Ltd.	81,660	2,087,230
Janus Capital Group, Inc.	31,664	394,850
JP Morgan Chase & Co.	686,375	31,641,887
Legg Mason, Inc.	26,737	964,938
Morgan Stanley	266,725	7,286,927
The NASDAQ OMX Group, Inc. (a)	25,428	657,060
NYSE Euronext	45,019	1,583,318
SLM Corp. (a)	89,685	1,372,181
T. Rowe Price Group, Inc.	44,282	2,941,210

		110,558,142

Electric — 2.9%
The AES Corp. (a)	110,450	1,435,850
Ameren Corp.	41,211	1,156,793
American Electric Power Co., Inc.	81,261	2,855,512
CenterPoint Energy, Inc.	71,698	1,259,017
CMS Energy Corp.	43,692	858,111
Consolidated Edison, Inc.	50,980	2,585,706
Constellation Energy Group, Inc.	35,849	1,115,979
Dominion Resources, Inc.	99,483	4,446,890
DTE Energy Co.	29,304	1,434,724
Duke Energy Corp.	227,856	4,135,586
Edison International	57,278	2,095,802
Entergy Corp.	31,530	2,119,131
Exelon Corp.	113,701	4,689,029
FirstEnergy Corp.	72,525	2,689,952
Integrys Energy Group, Inc.	12,932	653,195
NextEra Energy, Inc.	71,728	3,953,647
Northeast Utilities	30,287	1,047,930
NRG Energy, Inc. (a)	44,588	960,426
Pepco Holdings, Inc.	41,451	773,061
PG&E Corp.	68,751	3,037,419
Pinnacle West Capital Corp.	19,307	826,147
PPL Corp.	82,654	2,091,146
Progress Energy, Inc.	50,348	2,323,057
Public Service Enterprise Group, Inc.	87,756	2,765,192

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SCANA Corp.	20,895	$822,636
The Southern Co.	143,986	5,487,307
TECO Energy, Inc.	37,269	699,166
Wisconsin Energy Corp.	39,812	1,214,266
Xcel Energy, Inc.	82,881	1,980,027

		61,512,704

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	130,212	7,608,287
Molex, Inc.	23,184	582,382

		8,190,669

Electronics — 0.4%
Agilent Technologies, Inc. (a)	58,510	2,620,078
Amphenol Corp. Class A	30,704	1,669,991
FLIR Systems, Inc.	28,779	996,041
Jabil Circuit, Inc.	31,415	641,809
PerkinElmer, Inc.	20,079	527,475
Waters Corp. (a)	15,357	1,334,523

		7,789,917

Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	9,258	1,489,057

Engineering & Construction — 0.2%
Fluor Corp.	30,114	2,218,197
Jacobs Engineering Group, Inc. (a)	22,818	1,173,530

		3,391,727

Entertainment — 0.0%
International Game Technology	49,360	801,113

Environmental Controls — 0.3%
Republic Services, Inc.	54,493	1,636,970
Stericycle, Inc. (a)	14,369	1,274,099
Waste Management, Inc.	82,660	3,086,524

		5,997,593

Foods — 1.8%
Campbell Soup Co.	31,248	1,034,621
ConAgra Foods, Inc.	74,406	1,767,143
Dean Foods Co. (a)	30,209	302,090
General Mills, Inc.	109,206	3,991,479
H.J. Heinz Co.	54,967	2,683,489
The Hershey Co.	27,368	1,487,451
Hormel Foods Corp.	24,032	669,051
The J.M. Smucker Co.	21,241	1,516,395
Kellogg Co.	43,566	2,351,693
Kraft Foods, Inc. Class A	301,700	9,461,312
The Kroger Co.	108,094	2,591,013
McCormick & Co., Inc.	22,621	1,081,962
Safeway, Inc.	65,694	1,546,437
Sara Lee Corp.	104,529	1,847,028
SUPERVALU, Inc.	36,009	321,560
Sysco Corp.	98,820	2,737,314
Tyson Foods, Inc. Class A	53,279	1,022,424
Whole Foods Market, Inc.	25,306	1,667,665

		38,080,127

	Number of Shares	Value
Forest Products & Paper — 0.3%
International Paper Co.	76,722	$2,315,470
MeadWestvaco Corp.	30,419	922,608
Plum Creek Timber Co., Inc.	27,433	1,196,353
Weyerhaeuser Co.	93,416	2,298,034

		6,732,465

Gas — 0.2%
Nicor, Inc.	7,862	422,189
NiSource, Inc.	46,359	889,166
Sempra Energy	41,667	2,229,185

		3,540,540

Hand & Machine Tools — 0.1%
Snap-on, Inc.	10,043	603,183
Stanley Black & Decker, Inc.	29,479	2,258,091

		2,861,274

Health Care – Products — 3.1%
Baxter International, Inc.	99,189	5,333,393
Becton, Dickinson & Co.	38,032	3,028,108
Boston Scientific Corp. (a)	268,412	1,929,882
C.R. Bard, Inc.	14,474	1,437,413
CareFusion Corp. (a)	37,999	1,071,572
Covidien PLC	85,360	4,433,598
Edwards Lifesciences Corp. (a)	19,784	1,721,208
Intuitive Surgical, Inc. (a)	6,780	2,260,859
Johnson & Johnson	470,962	27,904,498
Medtronic, Inc.	184,994	7,279,514
St. Jude Medical, Inc.	55,333	2,836,370
Stryker Corp.	58,128	3,534,182
Varian Medical Systems, Inc. (a)	20,923	1,415,232
Zimmer Holdings, Inc. (a)	32,584	1,972,309

		66,158,138

Health Care – Services — 1.4%
Aetna, Inc.	65,522	2,452,489
CIGNA Corp.	47,202	2,090,105
Coventry Health Care, Inc. (a)	24,743	789,054
DaVita, Inc. (a)	16,414	1,403,561
Humana, Inc. (a)	28,617	2,001,473
Laboratory Corporation of America Holdings (a)	17,425	1,605,365
Quest Diagnostics, Inc.	26,899	1,552,610
Tenet Healthcare Corp. (a)	79,274	590,591
Thermo Fisher Scientific, Inc. (a)	67,389	3,743,459
UnitedHealth Group, Inc.	189,547	8,567,525
WellPoint, Inc.	64,623	4,510,039

		29,306,271

Holding Company – Diversified — 0.1%
Leucadia National Corp.	34,787	1,305,904

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 0.1%
D.R. Horton, Inc.	45,970	$535,551
Lennar Corp. Class A	27,503	498,354
Pulte Group, Inc. (a)	53,055	392,607

		1,426,512

Home Furnishing — 0.1%
Harman International Industries, Inc.	11,461	536,604
Whirlpool Corp.	13,782	1,176,432

		1,713,036

Household Products — 0.4%
Avery Dennison Corp.	18,538	777,855
The Clorox Co.	23,419	1,640,969
Fortune Brands, Inc.	27,018	1,672,144
Kimberly-Clark Corp.	70,001	4,568,965

		8,659,933

Housewares — 0.0%
Newell Rubbermaid, Inc.	52,440	1,003,177

Insurance — 3.8%
ACE Ltd.	57,994	3,752,212
Aflac, Inc.	81,981	4,326,957
The Allstate Corp.	90,395	2,872,753
American International Group, Inc. (a)	24,389	857,030
Aon Corp.	58,031	3,073,322
Assurant, Inc.	17,112	658,983
Berkshire Hathaway, Inc. Class B (a)	298,148	24,934,117
The Chubb Corp.	50,299	3,083,832
Cincinnati Financial Corp.	27,466	900,885
Genworth Financial, Inc. Class A (a)	80,890	1,088,779
The Hartford Financial Services Group, Inc.	75,871	2,043,206
Lincoln National Corp.	54,541	1,638,412
Loews Corp.	55,176	2,377,534
Marsh & McLennan Cos., Inc.	93,105	2,775,460
MetLife, Inc.	182,414	8,159,378
Principal Financial Group, Inc.	56,783	1,823,302
The Progressive Corp.	114,161	2,412,222
Prudential Financial, Inc.	84,240	5,187,499
Torchmark Corp.	14,063	934,908
The Travelers Cos., Inc.	73,967	4,399,557
Unum Group	51,432	1,350,090
XL Group PLC	52,851	1,300,135

		79,950,573

Internet — 2.8%
Akamai Technologies, Inc. (a)	31,325	1,190,350
Amazon.com, Inc. (a)	61,490	11,076,194
eBay, Inc. (a)	196,783	6,108,144
Expedia, Inc.	35,309	800,102
F5 Networks, Inc. (a)	13,781	1,413,517
Google, Inc. Class A (a)	43,225	25,338,927
Netflix, Inc. (a)	7,391	1,754,106

	Number of Shares	Value
Priceline.com, Inc. (a)	8,439	$4,273,847
Symantec Corp. (a)	128,723	2,386,525
VeriSign, Inc.	29,311	1,061,351
Yahoo!, Inc. (a)	226,728	3,775,021

		59,178,084

Iron & Steel — 0.4%
AK Steel Holding Corp.	17,897	282,415
Allegheny Technologies, Inc.	16,415	1,111,624
Cliffs Natural Resources, Inc.	23,394	2,299,162
Nucor Corp.	54,977	2,530,042
United States Steel Corp.	24,809	1,338,197

		7,561,440

Leisure Time — 0.2%
Carnival Corp.	73,562	2,821,838
Harley-Davidson, Inc.	41,908	1,780,671

		4,602,509

Lodging — 0.3%
Marriott International, Inc. Class A	51,340	1,826,677
Starwood Hotels & Resorts Worldwide, Inc.	33,516	1,947,950
Wyndham Worldwide Corp.	29,437	936,391
Wynn Resorts Ltd.	12,789	1,627,400

		6,338,418

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	110,285	12,280,235
Ingersoll-Rand PLC	57,432	2,774,540
Joy Global, Inc.	17,576	1,736,684

		16,791,459

Machinery – Diversified — 0.9%
Cummins, Inc.	33,655	3,689,261
Deere & Co.	73,154	7,087,891
Eaton Corp.	57,794	3,204,100
Flowserve Corp.	9,295	1,197,196
Rockwell Automation, Inc.	24,868	2,353,756
Roper Industries, Inc.	16,428	1,420,365

		18,952,569

Manufacturing — 3.7%
3M Co.	122,325	11,437,387
Danaher Corp.	91,922	4,770,752
Dover Corp.	32,685	2,148,712
General Electric Co.	1,830,911	36,709,766
Honeywell International, Inc.	135,178	8,071,478
Illinois Tool Works, Inc.	85,771	4,607,618
ITT Corp.	32,485	1,950,724
Leggett & Platt, Inc.	24,917	610,467
Pall Corp.	19,720	1,136,069
Parker Hannifin Corp.	28,307	2,680,107
Textron, Inc.	49,561	1,357,476
Tyco International Ltd.	81,956	3,669,170

		79,149,726

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 3.1%
Cablevision Systems Corp. Class A	40,906	$1,415,757
CBS Corp. Class B	114,033	2,855,386
Comcast Corp. Class A	479,599	11,855,687
DIRECTV Class A (a)	137,300	6,425,640
Discovery Communications, Inc. Series A (a)	49,292	1,966,751
Gannett Co., Inc.	39,373	599,651
The McGraw-Hill Cos., Inc.	52,525	2,069,485
News Corp. Class A	391,066	6,867,119
Scripps Networks Interactive Class A	15,189	760,817
Time Warner Cable, Inc.	58,547	4,176,743
Time Warner, Inc.	187,378	6,689,395
Viacom, Inc. Class B	101,945	4,742,481
The Walt Disney Co.	328,410	14,151,187
The Washington Post Co. Class B	1,024	448,061

		65,024,160

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	24,823	3,653,449

Mining — 0.9%
Alcoa, Inc.	184,799	3,261,702
Freeport-McMoRan Copper & Gold, Inc.	163,087	9,059,483
Newmont Mining Corp.	85,534	4,668,446
Titanium Metals Corp. (a)	13,316	247,411
Vulcan Materials Co.	22,048	1,005,389

		18,242,431

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	34,507	886,485
Xerox Corp.	246,277	2,622,850

		3,509,335

Oil & Gas — 10.2%
Anadarko Petroleum Corp.	85,016	6,964,511
Apache Corp.	66,269	8,675,938
Cabot Oil & Gas Corp.	17,276	915,110
Chesapeake Energy Corp.	113,368	3,800,095
Chevron Corp.	345,494	37,116,420
ConocoPhillips	246,048	19,649,393
Denbury Resources, Inc. (a)	70,651	1,723,884
Devon Energy Corp.	73,899	6,781,711
Diamond Offshore Drilling, Inc.	11,619	902,796
EOG Resources, Inc.	46,151	5,469,355
EQT Corp.	26,821	1,338,368
Exxon Mobil Corp.	854,149	71,859,555
Helmerich & Payne, Inc.	19,047	1,308,338
Hess Corp.	51,598	4,396,666
Marathon Oil Corp.	122,773	6,545,029
Murphy Oil Corp.	33,474	2,457,661
Nabors Industries Ltd. (a)	47,321	1,437,612
Newfield Exploration Co. (a)	22,816	1,734,244
Noble Corp.	43,560	1,987,207
Noble Energy, Inc.	29,865	2,886,452

	Number of Shares	Value
Occidental Petroleum Corp.	139,871	$14,615,121
Pioneer Natural Resources Co.	20,479	2,087,220
QEP Resources, Inc.	31,666	1,283,740
Range Resources Corp.	26,917	1,573,568
Rowan Companies, Inc. (a)	21,395	945,231
Southwestern Energy Co. (a)	59,240	2,545,543
Sunoco, Inc.	21,864	996,780
Tesoro Corp. (a)	23,136	620,739
Valero Energy Corp.	99,190	2,957,846

		215,576,133

Oil & Gas Services — 2.1%
Baker Hughes, Inc.	75,016	5,508,425
Cameron International Corp. (a)	42,491	2,426,236
FMC Technologies, Inc. (a)	20,117	1,900,654
Halliburton Co.	157,743	7,861,911
National Oilwell Varco, Inc.	72,680	5,761,344
Schlumberger Ltd.	234,536	21,872,827

		45,331,397

Packaging & Containers — 0.1%
Ball Corp.	28,379	1,017,387
Bemis Co., Inc.	18,226	597,995
Owens-IIlinois, Inc. (a)	27,885	841,848
Sealed Air Corp.	26,365	702,891

		3,160,121

Pharmaceuticals — 5.0%
Abbott Laboratories	266,814	13,087,227
Allergan, Inc.	52,078	3,698,580
AmerisourceBergen Corp.	48,338	1,912,251
Bristol-Myers Squibb Co.	293,260	7,750,862
Cardinal Health, Inc.	60,441	2,485,938
Cephalon, Inc. (a)	12,793	969,454
DENTSPLY International, Inc.	25,163	930,779
Eli Lilly & Co.	175,079	6,157,528
Express Scripts, Inc. (a)	91,387	5,082,031
Forest Laboratories, Inc. (a)	50,577	1,633,637
Gilead Sciences, Inc. (a)	136,310	5,784,996
Hospira, Inc. (a)	29,167	1,610,018
Mead Johnson Nutrition Co.	35,807	2,074,300
Medco Health Solutions, Inc. (a)	69,861	3,923,394
Merck & Co., Inc.	531,057	17,530,192
Mylan, Inc. (a)	74,606	1,691,318
Patterson Cos., Inc.	15,761	507,347
Pfizer, Inc.	1,377,624	27,979,543
Watson Pharmaceuticals, Inc. (a)	21,433	1,200,462

		106,009,857

Pipelines — 0.4%
El Paso Corp.	123,439	2,221,902
ONEOK, Inc.	18,998	1,270,586
Spectra Energy Corp.	110,508	3,003,607
The Williams Cos., Inc.	101,658	3,169,697

		9,665,792

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 0.1%
CB Richard Ellis Group, Inc. Class A (a)	50,806	$1,356,520

Real Estate Investment Trusts (REITS) — 1.3%
Apartment Investment & Management Co. Class A	19,713	502,090
AvalonBay Communities, Inc.	15,006	1,801,920
Boston Properties, Inc.	24,659	2,338,906
Equity Residential	51,407	2,899,869
HCP, Inc.	69,089	2,621,237
Health Care REIT, Inc.	30,921	1,621,497
Host Hotels & Resorts, Inc.	118,644	2,089,321
Kimco Realty Corp.	68,239	1,251,503
ProLogis	95,695	1,529,206
Public Storage	23,726	2,631,451
Simon Property Group, Inc.	51,335	5,501,059
Ventas, Inc.	27,807	1,509,920
Vornado Realty Trust	27,756	2,428,650

		28,726,629

Retail — 5.6%
Abercrombie & Fitch Co. Class A	14,650	859,955
AutoNation, Inc. (a)	11,083	392,006
AutoZone, Inc. (a)	4,520	1,236,491
Bed Bath & Beyond, Inc. (a)	44,469	2,146,519
Best Buy Co., Inc.	55,555	1,595,540
Big Lots, Inc. (a)	13,736	596,555
CarMax, Inc. (a)	37,582	1,206,382
Coach, Inc.	50,416	2,623,649
Costco Wholesale Corp.	75,503	5,535,880
CVS Caremark Corp.	235,916	8,096,637
Darden Restaurants, Inc.	24,136	1,185,802
Family Dollar Stores, Inc.	21,501	1,103,431
GameStop Corp. Class A (a)	27,582	621,147
The Gap, Inc.	76,332	1,729,683
The Home Depot, Inc.	282,721	10,477,640
J.C. Penney Co., Inc.	41,927	1,505,599
Kohl’s Corp.	49,771	2,639,854
Limited Brands, Inc.	45,168	1,485,124
Lowe’s Cos., Inc.	238,486	6,303,185
Macy’s, Inc.	72,437	1,757,322
McDonald’s Corp.	179,790	13,680,221
Nordstrom, Inc.	28,697	1,287,921
O’Reilly Automotive, Inc. (a)	24,620	1,414,665
Polo Ralph Lauren Corp.	10,999	1,360,026
RadioShack Corp.	20,944	314,369
Ross Stores, Inc.	20,668	1,469,908
Sears Holdings Corp. (a)	7,970	658,721
Staples, Inc.	123,570	2,399,729
Starbucks Corp.	129,276	4,776,748
Target Corp.	121,067	6,054,561
Tiffany & Co.	22,144	1,360,527
The TJX Cos., Inc.	68,976	3,430,177
Urban Outfitters, Inc. (a)	21,610	644,626

	Number of Shares	Value
Wal-Mart Stores, Inc.	337,649	$17,574,630
Walgreen Co.	158,188	6,349,666
Yum! Brands, Inc.	79,737	4,096,887

		119,971,783

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	90,752	878,479
People’s United Financial, Inc.	61,903	778,740

		1,657,219

Semiconductors — 2.4%
Advanced Micro Devices, Inc. (a)	93,498	804,083
Altera Corp.	55,351	2,436,551
Analog Devices, Inc.	52,556	2,069,655
Applied Materials, Inc.	226,613	3,539,695
Broadcom Corp. Class A	81,995	3,228,963
Intel Corp.	943,496	19,030,314
KLA-Tencor Corp.	27,691	1,311,723
Linear Technology Corp.	40,385	1,358,147
LSI Corp. (a)	110,067	748,456
MEMC Electronic Materials, Inc. (a)	37,281	483,162
Microchip Technology, Inc.	33,852	1,286,714
Micron Technology, Inc. (a)	152,107	1,743,146
National Semiconductor Corp.	38,467	551,617
Novellus Systems, Inc. (a)	16,197	601,395
NVIDIA Corp. (a)	101,774	1,878,748
Teradyne, Inc. (a)	30,417	541,727
Texas Instruments, Inc.	202,619	7,002,513
Xilinx, Inc.	46,296	1,518,509

		50,135,118

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	423	17,541

Software — 3.7%
Adobe Systems, Inc. (a)	85,572	2,837,567
Autodesk, Inc. (a)	38,101	1,680,635
BMC Software, Inc. (a)	30,144	1,499,363
CA, Inc.	65,759	1,590,053
Cerner Corp. (a)	12,691	1,411,239
Citrix Systems, Inc. (a)	32,552	2,391,270
Compuware Corp. (a)	40,285	465,292
Dun & Bradstreet Corp.	8,020	643,525
Electronic Arts, Inc. (a)	59,343	1,158,969
Fidelity National Information Services, Inc.	46,701	1,526,656
Fiserv, Inc. (a)	25,318	1,587,945
Intuit, Inc. (a)	47,014	2,496,443
Microsoft Corp.	1,275,234	32,339,934
Novell, Inc. (a)	58,378	346,182
Oracle Corp.	671,042	22,392,671
Red Hat, Inc. (a)	33,615	1,525,785
Salesforce.com, Inc. (a)	20,475	2,735,050

		78,628,579

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 5.2%
American Tower Corp. Class A (a)	69,668	$3,610,196
AT&T, Inc.	1,019,248	31,188,989
CenturyLink, Inc.	52,243	2,170,697
Cisco Systems, Inc.	953,161	16,346,711
Corning, Inc.	270,656	5,583,633
Frontier Communications Corp.	168,476	1,384,873
Harris Corp.	21,747	1,078,651
JDS Uniphase Corp. (a)	37,430	780,041
Juniper Networks, Inc. (a)	92,599	3,896,566
MetroPCS Communications, Inc. (a)	42,232	685,848
Motorola Mobility Holdings, Inc. (a)	50,612	1,234,933
Motorola Solutions, Inc. (a)	57,842	2,584,959
QUALCOMM, Inc.	283,580	15,548,691
Qwest Communications International, Inc.	296,231	2,023,258
Sprint Nextel Corp. (a)	509,810	2,365,518
Tellabs, Inc.	66,098	346,354
Verizon Communications, Inc.	488,404	18,823,090
Windstream Corp.	83,736	1,077,682

		110,730,690

Textiles — 0.0%
Cintas Corp.	21,924	663,639

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	23,277	1,090,294
Mattel, Inc.	58,917	1,468,801

		2,559,095

Transportation — 1.9%
C.H. Robinson Worldwide, Inc.	29,248	2,168,154
CSX Corp.	64,272	5,051,779
Expeditors International of Washington, Inc.	37,285	1,869,470
FedEx Corp.	54,311	5,080,794
Norfolk Southern Corp.	60,942	4,221,453
Ryder System, Inc.	8,537	431,972
Union Pacific Corp.	84,119	8,271,421
United Parcel Service, Inc. Class B	169,646	12,608,091

		39,703,134

TOTAL COMMON STOCK (Cost $1,756,367,826)		2,080,830,160

TOTAL EQUITIES (Cost $1,756,367,826)		2,080,830,160

TOTAL LONG-TERM INVESTMENTS (Cost $1,756,367,826)		2,080,830,160

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$38,296,875	$38,296,875

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (c) 0.095% 5/05/11	150,000	149,987
U.S. Treasury Bill (c) 0.100% 5/05/11	110,000	109,990
U.S. Treasury Bill (c) 0.105% 5/05/11	10,000	9,999
U.S. Treasury Bill (c) 0.110% 5/05/11	150,000	149,984
U.S. Treasury Bill (c) 0.115% 5/05/11	70,000	69,992
U.S. Treasury Bill (c) 0.137% 5/05/11	500,000	499,871
U.S. Treasury Bill (c) 0.140% 5/05/11	305,000	304,960
U.S. Treasury Bill (c) 0.143% 5/05/11	65,000	64,991
U.S. Treasury Bill (c) 0.143% 5/05/11	500,000	499,933
U.S. Treasury Bill (c) 0.146% 5/05/11	50,000	49,993
U.S. Treasury Bill (c) 0.150% 5/05/11	90,000	89,987
U.S. Treasury Bill (c) 0.150% 5/05/11	735,000	734,896
U.S. Treasury Bill (c) 0.155% 5/05/11	50,000	49,993
U.S. Treasury Bill (c) 0.170% 5/05/11	1,520,000	1,519,756
U.S. Treasury Bill (c) 0.173% 5/05/11	110,000	109,982
U.S. Treasury Bill (c) 0.183% 5/05/11	300,000	299,948

		4,714,262

TOTAL SHORT-TERM INVESTMENTS (Cost $43,011,137)		43,011,137

TOTAL INVESTMENTS — 100.1% (Cost $1,799,378,963) (d)		2,123,841,297

Other Assets/(Liabilities) — (0.1)%		(1,365,306)

NET ASSETS — 100.0%		$2,122,475,991

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $38,296,886. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 11/25/40, and an aggregate market value, including accrued interest, of $39,066,988.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Advertising — 0.9%
Omnicom Group, Inc.	13,370	$655,932

Aerospace & Defense — 2.1%
The Boeing Co.	13,700	1,012,841
Raytheon Co.	9,500	483,265

		1,496,106

Agriculture — 1.0%
Philip Morris International, Inc.	10,710	702,897

Airlines — 0.7%
Southwest Airlines Co.	36,400	459,732

Auto Manufacturers — 2.3%
Ford Motor Co. (a)	81,570	1,216,209
Paccar, Inc.	7,300	382,155

		1,598,364

Automotive & Parts — 1.1%
Autoliv, Inc.	3,160	234,567
Johnson Controls, Inc.	12,000	498,840

		733,407

Banks — 3.4%
Bank of America Corp.	55,420	738,749
Capital One Financial Corp.	13,120	681,715
Wells Fargo & Co.	31,180	988,406

		2,408,870

Beverages — 2.6%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	9,600	548,832
Dr. Pepper Snapple Group, Inc.	14,200	527,672
PepsiCo, Inc.	11,750	756,817

		1,833,321

Biotechnology — 0.9%
Dendreon Corp. (a)	3,960	148,223
Human Genome Sciences, Inc. (a)	13,120	360,144
Vertex Pharmaceuticals, Inc. (a)	2,600	124,618

		632,985

Chemicals — 1.7%
CF Industries Holdings, Inc.	1,200	164,148
E.I. du Pont de Nemours & Co.	7,780	427,667
Ecolab, Inc.	5,300	270,406
Monsanto Co.	4,498	325,025

		1,187,246

Coal — 0.5%
Alpha Natural Resources, Inc. (a)	6,180	366,907

	Number of Shares	Value
Commercial Services — 2.2%
Iron Mountain, Inc.	8,500	$265,455
McKesson Corp.	6,820	539,121
Paychex, Inc.	11,958	375,003
Western Union Co.	18,774	389,936

		1,569,515

Computers — 5.7%
Apple, Inc. (a)	3,820	1,331,079
EMC Corp. (a)	13,180	349,929
Hewlett-Packard Co.	19,600	803,012
International Business Machines Corp.	6,870	1,120,291
NetApp, Inc. (a)	3,400	163,812
Teradata Corp. (a)	4,718	239,202

		4,007,325

Diversified Financial — 6.5%
American Express Co.	8,220	371,544
The Charles Schwab Corp.	46,991	847,248
Citigroup, Inc. (a)	170,560	753,875
Invesco Ltd.	10,336	264,188
JP Morgan Chase & Co.	34,910	1,609,351
Morgan Stanley	26,800	732,176

		4,578,382

Electric — 1.5%
American Electric Power Co., Inc.	5,510	193,621
Entergy Corp.	3,940	264,808
NextEra Energy, Inc.	4,640	255,757
Public Service Enterprise Group, Inc.	11,700	368,667

		1,082,853

Electrical Components & Equipment — 0.6%
Energizer Holdings, Inc. (a)	5,470	389,245

Electronics — 0.3%
Thomas & Betts Corp. (a)	3,770	224,202

Engineering & Construction — 1.2%
ABB Ltd. Sponsored ADR (Switzerland) (a)	34,600	836,974

Environmental Controls — 0.3%
Waste Management, Inc.	6,100	227,774

Foods — 3.3%
Kraft Foods, Inc. Class A	21,470	673,299
Nestle SA Sponsored ADR (Switzerland)	13,175	757,299
Unilever PLC Sponsored ADR (United Kingdom)	27,920	854,911

		2,285,509

Forest Products & Paper — 0.8%
International Paper Co.	19,600	591,528

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.3%
Stanley Black & Decker, Inc.	2,700	$206,820

Health Care – Products — 3.5%
Boston Scientific Corp. (a)	45,300	325,707
Covidien PLC	9,060	470,576
Johnson & Johnson	4,000	237,000
Medtronic, Inc.	21,800	857,830
St. Jude Medical, Inc.	7,010	359,333
Zimmer Holdings, Inc. (a)	3,900	236,067

		2,486,513

Health Care – Services — 1.1%
CIGNA Corp.	9,860	436,601
HCA Holdings, Inc. (a)	10,780	365,118

		801,719

Home Builders — 0.4%
Toll Brothers, Inc. (a)	13,398	264,878

Housewares — 1.0%
Newell Rubbermaid, Inc.	37,370	714,888

Insurance — 3.8%
Aflac, Inc.	4,530	239,093
The Chubb Corp.	5,700	349,467
The Hartford Financial Services Group, Inc.	9,250	249,103
Lincoln National Corp.	15,680	471,027
MetLife, Inc.	30,744	1,375,179

		2,683,869

Internet — 2.8%
Amazon.com, Inc. (a)	1,150	207,150
Google, Inc. Class A (a)	3,020	1,770,354

		1,977,504

Iron & Steel — 1.0%
Nucor Corp.	15,737	724,217

Leisure Time — 0.4%
Carnival Corp.	7,330	281,179

Machinery – Construction & Mining — 2.3%
Caterpillar, Inc.	6,590	733,797
Ingersoll-Rand PLC	18,730	904,846

		1,638,643

Machinery – Diversified — 0.5%
Cummins, Inc.	3,180	348,592

Manufacturing — 2.8%
Dover Corp.	8,110	533,151
General Electric Co.	44,560	893,428
Textron, Inc.	12,290	336,623
Tyco International Ltd.	4,670	209,076

		1,972,278

	Number of Shares	Value
Media — 2.5%
DIRECTV Class A (a)	9,770	$457,236
News Corp. Class A	51,170	898,545
Time Warner, Inc.	10,540	376,278

		1,732,059

Oil & Gas — 9.6%
Anadarko Petroleum Corp.	13,358	1,094,287
Apache Corp.	7,180	940,006
Chevron Corp.	9,550	1,025,956
Ensco PLC Sponsored ADR (United Kingdom)	12,140	702,178
Exxon Mobil Corp.	17,200	1,447,036
Hess Corp.	6,140	523,189
Occidental Petroleum Corp.	6,730	703,218
Valero Energy Corp.	10,080	300,586

		6,736,456

Oil & Gas Services — 4.4%
Cameron International Corp. (a)	3,420	195,282
Halliburton Co.	24,127	1,202,490
National Oilwell Varco, Inc.	3,380	267,932
Schlumberger Ltd.	15,312	1,427,997

		3,093,701

Pharmaceuticals — 5.3%
Gilead Sciences, Inc. (a)	6,380	270,767
Merck & Co., Inc.	24,100	795,541
Pfizer, Inc.	120,510	2,447,558
Warner Chilcott PLC Class A	7,610	177,161

		3,691,027

Retail — 4.0%
Lowe’s Cos., Inc.	37,200	983,196
Staples, Inc.	30,700	596,194
Target Corp.	20,991	1,049,760
Walgreen Co.	4,320	173,405

		2,802,555

Software — 6.6%
Allscripts Healthcare Solutions, Inc. (a)	12,640	265,313
Autodesk, Inc. (a)	9,500	419,045
BMC Software, Inc. (a)	9,940	494,415
Electronic Arts, Inc. (a)	9,320	182,020
Informatica Corp. (a)	5,690	297,189
Microsoft Corp.	54,027	1,370,125
Oracle Corp.	47,299	1,578,368

		4,606,475

Telecommunications — 5.7%
Alcatel-Lucent Sponsored ADR (France) (a)	55,460	322,223
American Tower Corp. Class A (a)	8,700	450,834
AT&T, Inc.	29,290	896,274

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cisco Systems, Inc.	55,000	$943,250
Motorola Mobility Holdings, Inc. (a)	2,816	68,710
Motorola Solutions, Inc. (a)	3,218	143,813
QUALCOMM, Inc.	21,140	1,159,106

		3,984,210

Toys, Games & Hobbies — 0.6%
Mattel, Inc.	16,110	401,622

Transportation — 1.2%
Norfolk Southern Corp.	4,660	322,798
United Parcel Service, Inc. Class B	7,200	535,104

		857,902

TOTAL COMMON STOCK (Cost $61,052,546)		69,876,181

TOTAL EQUITIES (Cost $61,052,546)		69,876,181

TOTAL LONG-TERM INVESTMENTS (Cost $61,052,546)		69,876,181

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$727,809	727,809

TOTAL SHORT-TERM INVESTMENTS (Cost $727,809)		727,809

TOTAL INVESTMENTS — 100.4% (Cost $61,780,355) (c)		70,603,990

Other Assets/(Liabilities) — (0.4)%		(302,352)

NET ASSETS — 100.0%		$70,301,638

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $727,809. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 4.000%, maturity dates ranging from 8/15/39 – 11/25/40, and an aggregate market value, including accrued interest, of $745,428.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Advertising — 0.6%
Omnicom Group, Inc.	62,900	$3,085,874

Aerospace & Defense — 1.1%
The Boeing Co.	11,800	872,374
United Technologies Corp.	64,200	5,434,530

		6,306,904

Apparel — 0.6%
Nike, Inc. Class B	44,900	3,398,930

Auto Manufacturers — 0.1%
General Motors Co. (a)	19,000	589,570

Automotive & Parts — 0.7%
Johnson Controls, Inc.	89,400	3,716,358

Banks — 1.7%
Northern Trust Corp.	26,500	1,344,875
PNC Financial Services Group, Inc.	1,800	113,382
State Street Corp.	20,600	925,764
U.S. Bancorp	108,200	2,859,726
Wells Fargo & Co.	138,500	4,390,450

		9,634,197

Beverages — 0.1%
The Coca-Cola Co.	5,600	371,560
InBev NV	1,500	85,563
PepsiCo, Inc.	2,500	161,025

		618,148

Biotechnology — 1.2%
Amgen, Inc. (a)	400	21,380
Celgene Corp. (a)	103,200	5,937,096
Vertex Pharmaceuticals, Inc. (a)	19,800	949,014

		6,907,490

Chemicals — 3.7%
Air Products & Chemicals, Inc.	31,700	2,858,706
Monsanto Co.	21,100	1,524,686
The Mosaic Co.	900	70,875
Potash Corp. of Saskatchewan, Inc.	57,000	3,359,010
Praxair, Inc.	116,900	11,877,040
The Sherwin-Williams Co.	6,600	554,334

		20,244,651

Coal — 1.0%
Peabody Energy Corp.	74,600	5,368,216

Commercial Services — 4.7%
Automatic Data Processing, Inc.	4,500	230,895
MasterCard, Inc. Class A	33,600	8,457,792
McKesson Corp.	107,400	8,489,970
Visa, Inc. Class A	80,900	5,955,858
Western Union Co.	138,600	2,878,722

		26,013,237

	Number of Shares	Value
Computers — 9.7%
Accenture PLC Class A	99,800	$5,486,006
Apple, Inc. (a)	114,300	39,827,835
EMC Corp. (a)	201,900	5,360,445
Hewlett-Packard Co.	4,000	163,880
International Business Machines Corp.	16,000	2,609,120
NetApp, Inc. (a)	3,000	144,540

		53,591,826

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co.	1,200	73,920

Distribution & Wholesale — 1.5%
Fastenal Co.	88,200	5,718,006
Fossil, Inc. (a)	1,200	112,380
W.W. Grainger, Inc.	19,200	2,643,456

		8,473,842

Diversified Financial — 8.4%
American Express Co.	120,800	5,460,160
Ameriprise Financial, Inc.	53,900	3,292,212
The Charles Schwab Corp.	58,000	1,045,740
CME Group, Inc.	600	180,930
Credit Suisse Group	5,200	220,975
Franklin Resources, Inc.	102,000	12,758,160
The Goldman Sachs Group, Inc.	17,900	2,836,613
IntercontinentalExchange, Inc. (a)	37,000	4,570,980
Invesco Ltd.	184,000	4,703,040
JP Morgan Chase & Co.	195,800	9,026,380
NYSE Euronext	42,400	1,491,208
TD Ameritrade Holding Corp.	31,200	651,144

		46,237,542

Electrical Components & Equipment — 0.9%
Emerson Electric Co.	83,600	4,884,748

Engineering & Construction — 0.2%
McDermott International, Inc. (a)	44,600	1,132,394

Foods — 0.2%
Whole Foods Market, Inc.	14,500	955,550

Hand & Machine Tools — 0.5%
Stanley Black & Decker, Inc.	33,300	2,550,780

Health Care – Products — 1.2%
Edwards Lifesciences Corp. (a)	14,200	1,235,400
Intuitive Surgical, Inc. (a)	500	166,730
Stryker Corp.	86,800	5,277,440

		6,679,570

Health Care – Services — 0.2%
Thermo Fisher Scientific, Inc. (a)	15,100	838,805

Insurance — 0.5%
Prudential Financial, Inc.	40,700	2,506,306

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Internet — 15.3%
Amazon.com, Inc. (a)	124,500	$22,426,185
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	80,200	11,052,362
eBay, Inc. (a)	135,200	4,196,608
Facebook, Inc.	78,056	1,951,400
Google, Inc. Class A (a)	46,500	27,258,765
Liberty Media Corp. – Interactive Class A (a)	209,600	3,361,984
Netflix, Inc. (a)	500	118,665
Priceline.com, Inc. (a)	15,900	8,052,396
Tencent Holdings Ltd.	240,600	5,845,950

		84,264,315

Leisure Time — 1.1%
Carnival Corp.	164,900	6,325,564

Lodging — 3.0%
Las Vegas Sands Corp. (a)	89,300	3,770,246
Marriott International, Inc. Class A	192,790	6,859,468
Starwood Hotels & Resorts Worldwide, Inc.	79,500	4,620,540
Wynn Resorts Ltd.	10,300	1,310,675

		16,560,929

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	1,000	111,350
Joy Global, Inc.	16,700	1,650,127

		1,761,477

Machinery – Diversified — 1.7%
Cummins, Inc.	3,100	339,822
Deere & Co.	27,800	2,693,542
Eaton Corp.	20,200	1,119,888
Rockwell Automation, Inc.	38,400	3,634,560
Roper Industries, Inc.	15,700	1,357,422

		9,145,234

Manufacturing — 5.6%
3M Co.	72,000	6,732,000
Danaher Corp.	371,800	19,296,420
Honeywell International, Inc.	76,400	4,561,844
Illinois Tool Works, Inc.	3,500	188,020

		30,778,284

Media — 2.1%
Discovery Communications, Inc. Series C (a)	78,400	2,760,464
Time Warner, Inc.	22,233	793,718
The Walt Disney Co.	182,200	7,850,998

		11,405,180

Metal Fabricate & Hardware — 1.4%
Precision Castparts Corp.	50,800	7,476,744

	Number of Shares	Value
Mining — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	34,700	$1,927,585

Oil & Gas — 2.8%
Cimarex Energy Co.	10,700	1,233,068
Concho Resources, Inc. (a)	21,800	2,339,140
EOG Resources, Inc.	48,500	5,747,735
Exxon Mobil Corp.	1,100	92,543
Occidental Petroleum Corp.	31,000	3,239,190
Range Resources Corp.	36,900	2,157,174
Suncor Energy, Inc.	20,700	928,188

		15,737,038

Oil & Gas Services — 5.0%
Cameron International Corp. (a)	82,700	4,722,170
FMC Technologies, Inc. (a)	36,600	3,457,968
Halliburton Co.	62,700	3,124,968
National Oilwell Varco, Inc.	6,800	539,036
Schlumberger Ltd.	170,200	15,872,852

		27,716,994

Pharmaceuticals — 3.1%
Allergan, Inc.	55,900	3,970,018
Cardinal Health, Inc.	53,900	2,216,907
Express Scripts, Inc. (a)	183,600	10,209,996
Shire PLC Sponsored ADR (United Kingdom)	9,200	801,320

		17,198,241

Real Estate — 0.6%
CB Richard Ellis Group, Inc. Class A (a)	115,900	3,094,530

Retail — 5.7%
Bed Bath & Beyond, Inc. (a)	79,400	3,832,638
CarMax, Inc. (a)	26,800	860,280
Chipotle Mexican Grill, Inc. (a)	3,600	980,532
Coach, Inc.	79,000	4,111,160
Costco Wholesale Corp.	3,400	249,288
Dollar Tree, Inc. (a)	6,100	338,672
Kohl’s Corp.	4,500	238,680
McDonald’s Corp.	55,600	4,230,604
O’Reilly Automotive, Inc. (a)	68,500	3,936,010
Polo Ralph Lauren Corp.	24,800	3,066,520
Starbucks Corp.	238,200	8,801,490
Tiffany & Co.	14,800	909,312

		31,555,186

Semiconductors — 1.9%
Altera Corp.	39,700	1,747,594
Broadcom Corp. Class A	124,100	4,887,058
Marvell Technology Group Ltd. (a)	3,200	49,760
Xilinx, Inc.	119,000	3,903,200

		10,587,612

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 0.6%
Autodesk, Inc. (a)	19,400	$855,734
Cerner Corp. (a)	2,300	255,760
Fiserv, Inc. (a)	11,100	696,192
Intuit, Inc. (a)	18,000	955,800
Microsoft Corp.	17,300	438,728
Salesforce.com, Inc. (a)	2,400	320,592

		3,522,806

Telecommunications — 6.4%
American Tower Corp. Class A (a)	169,900	8,804,218
Corning, Inc.	240,100	4,953,263
Juniper Networks, Inc. (a)	208,700	8,782,096
QUALCOMM, Inc.	238,800	13,093,404

		35,632,981

Toys, Games & Hobbies — 0.1%
Mattel, Inc.	27,000	673,110

Transportation — 3.0%
Expeditors International of Washington, Inc.	64,300	3,224,002
FedEx Corp.	69,700	6,520,435
Union Pacific Corp.	70,500	6,932,265

		16,676,702

TOTAL COMMON STOCK (Cost $409,155,042)		545,849,370

TOTAL EQUITIES (Cost $409,155,042)		545,849,370

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,600	1,600

TOTAL MUTUAL FUNDS (Cost $1,600)		1,600

TOTAL LONG-TERM INVESTMENTS (Cost $409,156,642)		545,850,970

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$5,609,145	$5,609,145

TOTAL SHORT-TERM INVESTMENTS (Cost $5,609,145)		5,609,145

TOTAL INVESTMENTS — 99.8% (Cost $414,765,787) (c)		551,460,115

Other Assets/(Liabilities) — 0.2%		885,396

NET ASSETS — 100.0%		$552,345,511

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $5,609,146. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $5,722,559.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

Common Stock — 98.7%
Apparel — 1.1%
Nike, Inc. Class B	10,130	$766,841

Auto Manufacturers — 2.5%
Ford Motor Co. (a)	53,210	793,361
Paccar, Inc.	18,830	985,750

		1,779,111

Automotive & Parts — 0.8%
TRW Automotive Holdings Corp. (a)	10,360	570,629

Banks — 0.6%
PNC Financial Services Group, Inc.	6,320	398,097

Beverages — 4.3%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	13,070	747,212
The Coca-Cola Co.	16,060	1,065,581
Coca-Cola Enterprises, Inc.	26,110	712,803
Hansen Natural Corp. (a)	9,330	561,946

		3,087,542

Biotechnology — 0.9%
Alexion Pharmaceuticals, Inc. (a)	1,440	142,099
Celgene Corp. (a)	8,680	499,361

		641,460

Chemicals — 4.0%
Albemarle Corp.	9,730	581,562
E.I. du Pont de Nemours & Co.	15,620	858,631
FMC Corp.	3,460	293,858
International Flavors & Fragrances, Inc.	4,810	299,663
Potash Corp. of Saskatchewan, Inc.	14,010	825,609

		2,859,323

Coal — 1.1%
Walter Energy, Inc.	5,660	766,534

Commercial Services — 1.9%
Manpower, Inc.	6,360	399,917
McKesson Corp.	3,420	270,351
Visa, Inc. Class A	9,820	722,948

		1,393,216

Computers — 8.2%
Apple, Inc. (a)	9,870	3,439,201
Cognizant Technology Solutions Corp. Class A (a)	3,480	283,272
EMC Corp. (a)	45,210	1,200,326
Hewlett-Packard Co.	20,190	827,184
NetApp, Inc. (a)	2,900	139,722

		5,889,705

	Number of Shares	Value
Diversified Financial — 8.4%
American Express Co.	18,680	$844,336
Ameriprise Financial, Inc.	14,740	900,319
BlackRock, Inc.	840	168,849
The Charles Schwab Corp.	28,270	509,708
Discover Financial Services	20,070	484,089
Franklin Resources, Inc.	6,340	793,007
IntercontinentalExchange, Inc. (a)	4,980	615,229
JP Morgan Chase & Co.	25,700	1,184,770
T. Rowe Price Group, Inc.	7,710	512,098

		6,012,405

Electric — 0.8%
The AES Corp. (a)	42,650	554,450

Electrical Components & Equipment — 1.9%
AMETEK, Inc.	6,840	300,071
Emerson Electric Co.	18,090	1,056,998

		1,357,069

Electronics — 1.7%
Agilent Technologies, Inc. (a)	18,660	835,595
Trimble Navigation Ltd. (a)	6,920	349,737

		1,185,332

Health Care – Products — 0.9%
Intuitive Surgical, Inc. (a)	1,610	536,870
Varian Medical Systems, Inc. (a)	2,090	141,368

		678,238

Health Care – Services — 1.1%
CIGNA Corp.	9,570	423,759
HCA Holdings, Inc. (a)	10,570	358,006

		781,765

Insurance — 0.6%
MetLife, Inc.	9,580	428,513

Internet — 6.0%
Amazon.com, Inc. (a)	6,230	1,122,210
Check Point Software Technologies Ltd. (a)	17,940	915,837
F5 Networks, Inc. (a)	1,890	193,857
Google, Inc. Class A (a)	2,830	1,658,975
Netflix, Inc. (a)	510	121,038
Priceline.com, Inc. (a)	600	303,864

		4,315,781

Lodging — 1.6%
Las Vegas Sands Corp. (a)	3,270	138,059
Marriott International, Inc. Class A	28,430	1,011,540

		1,149,599

Machinery – Construction & Mining — 0.4%
Joy Global, Inc.	3,030	299,394

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 5.7%
Cummins, Inc.	6,590	$722,396
Deere & Co.	23,840	2,309,858
Rockwell Automation, Inc.	11,410	1,079,956

		4,112,210

Media — 2.1%
CBS Corp. Class B	14,950	374,348
The Walt Disney Co.	26,540	1,143,609

		1,517,957

Metal Fabricate & Hardware — 1.6%
Precision Castparts Corp.	7,900	1,162,722

Mining — 1.4%
Freeport-McMoRan Copper & Gold, Inc.	4,580	254,419
Goldcorp, Inc.	5,900	293,820
Yamana Gold, Inc.	38,360	472,212

		1,020,451

Oil & Gas — 6.2%
Chevron Corp.	14,790	1,588,890
Concho Resources, Inc. (a)	4,620	495,726
Noble Energy, Inc.	3,220	311,213
Pioneer Natural Resources Co.	11,090	1,130,293
SM Energy Co.	5,350	396,916
Whiting Petroleum Corp. (a)	7,100	521,495

		4,444,533

Oil & Gas Services — 5.6%
Halliburton Co.	22,350	1,113,924
National Oilwell Varco, Inc.	15,370	1,218,380
Schlumberger Ltd.	18,030	1,681,478

		4,013,782

Packaging & Containers — 0.6%
Packaging Corporation of America	15,590	450,395

Pharmaceuticals — 5.5%
Allergan, Inc.	10,200	724,404
AmerisourceBergen Corp.	7,470	295,513
Express Scripts, Inc. (a)	13,230	735,720
Merck & Co., Inc.	8,470	279,595
Perrigo Co.	7,370	586,063
Shire PLC Sponsored ADR (United Kingdom)	7,850	683,735
SXC Health Solutions Corp. (a)	3,590	196,732
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	9,560	479,625

		3,981,387

Real Estate — 0.8%
CB Richard Ellis Group, Inc. Class A (a)	21,460	572,982

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 0.6%
Host Hotels & Resorts, Inc.	23,810	$419,294

Retail — 6.0%
Costco Wholesale Corp.	8,520	624,686
Darden Restaurants, Inc.	2,750	135,108
Kohl’s Corp.	12,560	666,182
Limited Brands, Inc.	23,490	772,351
McDonald’s Corp.	11,920	906,993
Target Corp.	14,150	707,642
Tiffany & Co.	8,360	513,638

		4,326,600

Semiconductors — 2.0%
Avago Technologies Ltd.	9,620	299,182
Broadcom Corp. Class A	19,390	763,578
Marvell Technology Group Ltd. (a)	24,310	378,021

		1,440,781

Software — 4.5%
Autodesk, Inc. (a)	14,070	620,628
Citrix Systems, Inc. (a)	2,990	219,645
Intuit, Inc. (a)	12,290	652,599
Oracle Corp.	47,340	1,579,736
Salesforce.com, Inc. (a)	1,460	195,027

		3,267,635

Telecommunications — 4.9%
American Tower Corp. Class A (a)	20,840	1,079,929
Cisco Systems, Inc.	24,960	428,064
Corning, Inc.	18,990	391,764
Juniper Networks, Inc. (a)	22,900	963,632
QUALCOMM, Inc.	11,550	633,286

		3,496,675

Transportation — 2.4%
CSX Corp.	13,400	1,053,240
Expeditors International of Washington, Inc.	13,670	685,414

		1,738,654

TOTAL COMMON STOCK (Cost $56,857,090)		70,881,062

TOTAL EQUITIES (Cost $56,857,090)		70,881,062

TOTAL LONG-TERM INVESTMENTS (Cost $56,857,090)		70,881,062

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%

Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$611,679	$611,679

TOTAL SHORT-TERM INVESTMENTS (Cost $611,679)		611,679

TOTAL INVESTMENTS — 99.5% (Cost $57,468,769) (c)		71,492,741

Other Assets/(Liabilities) — 0.5%		356,761

NET ASSETS — 100.0%		$71,849,502

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $611,680. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $626,908.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

Common Stock — 99.1%
Apparel — 2.5%
Nike, Inc. Class B	121,700	$9,212,690

Banks — 1.3%
Bank of New York Mellon Corp.	160,500	4,794,135

Biotechnology — 3.6%
Alexion Pharmaceuticals, Inc. (a)	51,600	5,091,888
Illumina, Inc. (a)	111,400	7,805,798

		12,897,686

Chemicals — 2.4%
Praxair, Inc.	33,300	3,383,280
Syngenta AG Sponsored ADR (Switzerland)	81,400	5,304,838

		8,688,118

Commercial Services — 8.7%
Apollo Group, Inc. Class A (a)	137,100	5,718,441
MasterCard, Inc. Class A	28,600	7,199,192
Visa, Inc. Class A	253,860	18,689,173

		31,606,806

Computers — 7.4%
Apple, Inc. (a)	64,600	22,509,870
Teradata Corp. (a)	81,600	4,137,120

		26,646,990

Cosmetics & Personal Care — 1.0%
The Procter & Gamble Co.	59,900	3,689,840

Distribution & Wholesale — 1.2%
W.W. Grainger, Inc.	31,200	4,295,616

Diversified Financial — 6.0%
The Charles Schwab Corp.	304,200	5,484,726
CME Group, Inc.	16,900	5,096,195
IntercontinentalExchange, Inc. (a)	90,225	11,146,396

		21,727,317

Health Care – Products — 3.4%
Intuitive Surgical, Inc. (a)	21,500	7,169,390
Varian Medical Systems, Inc. (a)	73,300	4,958,012

		12,127,402

Internet — 16.1%
Amazon.com, Inc. (a)	75,900	13,671,867
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	101,900	4,227,831
F5 Networks, Inc. (a)	52,700	5,405,439
Google, Inc. Class A (a)	26,200	15,358,702
Netflix, Inc. (a)	18,200	4,319,406
OpenTable, Inc. (a)	7,388	785,714
Priceline.com, Inc. (a)	21,200	10,736,528

	Number of Shares	Value
VeriSign, Inc.	109,400	$3,961,374

		58,466,861

Lodging — 1.3%
Las Vegas Sands Corp. (a)	107,400	4,534,428

Oil & Gas — 3.5%
EOG Resources, Inc.	77,900	9,231,929
Southwestern Energy Co. (a)	82,000	3,523,540

		12,755,469

Oil & Gas Services — 6.2%
FMC Technologies, Inc. (a)	62,220	5,878,546
National Oilwell Varco, Inc.	101,600	8,053,832
Schlumberger Ltd.	91,000	8,486,660

		22,419,038

Pharmaceuticals — 8.6%
Allergan, Inc.	201,500	14,310,530
Medco Health Solutions, Inc. (a)	131,500	7,385,040
Novo Nordisk A/S Sponsored ADR (Denmark)	46,200	5,785,626
Perrigo Co.	47,800	3,801,056

		31,282,252

Retail — 5.5%
Lowe’s Cos., Inc.	187,300	4,950,339
Staples, Inc.	222,900	4,328,718
Starbucks Corp.	148,650	5,492,618
Walgreen Co.	125,400	5,033,556

		19,805,231

Semiconductors — 1.9%
ASML Holding NV (a)	94,000	4,183,000
Cree, Inc. (a)	60,220	2,779,755

		6,962,755

Software — 7.1%
Adobe Systems, Inc. (a)	166,400	5,517,824
Intuit, Inc. (a)	137,200	7,285,320
Salesforce.com, Inc. (a)	97,250	12,990,655

		25,793,799

Telecommunications — 9.2%
Crown Castle International Corp. (a)	182,200	7,752,610
Polycom, Inc. (a)	92,400	4,790,940
QUALCOMM, Inc.	377,800	20,714,774

		33,258,324

Transportation — 2.2%
C.H. Robinson Worldwide, Inc.	44,900	3,328,437
Expeditors International of Washington, Inc.	93,400	4,683,076

		8,011,513

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

		Value
TOTAL COMMON STOCK (Cost $259,398,359)		$358,976,270

TOTAL EQUITIES (Cost $259,398,359)		358,976,270

TOTAL LONG-TERM INVESTMENTS (Cost $259,398,359)		358,976,270

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%

Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$3,457,862	3,457,862

TOTAL SHORT-TERM INVESTMENTS (Cost $3,457,862)		3,457,862

TOTAL INVESTMENTS — 100.1% (Cost $262,856,221) (c)		362,434,132

Other Assets/(Liabilities) — (0.1)%		(241,545)

NET ASSETS — 100.0%		$362,192,587

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,457,863. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 8/15/39 – 9/25/39, and an aggregate market value, including accrued interest, of $3,529,187.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Auto Manufacturers — 1.0%
Paccar, Inc.	9,937	$520,202

Biotechnology — 5.5%
Amgen, Inc. (a)	10,564	564,646
Biogen Idec, Inc. (a)	6,357	466,540
Celgene Corp. (a)	11,342	652,505
Genzyme Corp. (a)	7,976	607,373
Illumina, Inc. (a)	3,045	213,363
Life Technologies Corp. (a)	4,428	232,116
Vertex Pharmaceuticals, Inc. (a)	5,196	249,044

		2,985,587

Chemicals — 0.3%
Sigma-Aldrich Corp.	2,848	181,247

Commercial Services — 1.6%
Apollo Group, Inc. Class A (a)	3,517	146,694
Automatic Data Processing, Inc.	8,523	437,315
Paychex, Inc.	8,336	261,417

		845,426

Computers — 24.6%
Apple, Inc. (a)	31,231	10,882,442
Cognizant Technology Solutions Corp. Class A (a)	7,206	586,568
Dell, Inc. (a)	17,264	250,501
NetApp, Inc. (a)	9,167	441,666
Research In Motion Ltd. (a)	12,626	714,253
SanDisk Corp. (a)	5,843	269,304
Seagate Technology PLC (a)	10,976	158,054

		13,302,788

Distribution & Wholesale — 0.4%
Fastenal Co.	3,430	222,367

Electronics — 0.8%
Flextronics International Ltd. (a)	20,033	149,646
FLIR Systems, Inc.	4,034	139,617
Garmin Ltd.	4,689	158,770

		448,033

Energy – Alternate Sources — 0.5%
First Solar, Inc. (a)	1,828	294,016

Environmental Controls — 0.4%
Stericycle, Inc. (a)	2,173	192,680

Foods — 0.5%
Whole Foods Market, Inc.	4,423	291,476

Health Care – Products — 1.1%
Henry Schein, Inc. (a)	2,226	156,199
Intuitive Surgical, Inc. (a)	944	314,786
QIAGEN NV (a)	5,721	114,706

		585,691

	Number of Shares	Value
Internet — 14.7%
Akamai Technologies, Inc. (a)	4,563	$173,394
Amazon.com, Inc. (a)	7,277	1,310,806
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	6,772	933,249
Check Point Software Technologies Ltd. (a)	4,998	255,148
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	3,744	155,339
eBay, Inc. (a)	23,532	730,433
Expedia, Inc.	6,515	147,630
F5 Networks, Inc. (a)	1,885	193,344
Google, Inc. Class A (a)	3,709	2,174,253
Liberty Media Corp.—Interactive Class A (a)	13,378	214,583
Netflix, Inc. (a)	1,222	290,017
Priceline.com, Inc. (a)	1,263	639,634
Symantec Corp. (a)	19,393	359,546
VeriSign, Inc.	3,975	143,935
Yahoo!, Inc. (a)	15,283	254,462

		7,975,773

Lodging — 0.8%
Wynn Resorts Ltd.	3,285	418,016

Machinery – Construction & Mining — 0.5%
Joy Global, Inc.	2,494	246,432

Media — 3.9%
Comcast Corp. Class A	35,262	871,677
DIRECTV Class A (a)	13,997	655,059
News Corp. Class A	34,703	609,385

		2,136,121

Pharmaceuticals — 5.5%
Cephalon, Inc. (a)	1,800	136,404
DENTSPLY International, Inc.	3,339	123,509
Express Scripts, Inc. (a)	11,457	637,124
Gilead Sciences, Inc. (a)	19,036	807,888
Mylan, Inc. (a)	10,794	244,700
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	17,494	877,674
Warner Chilcott PLC Class A	6,119	142,450

		2,969,749

Retail — 5.4%
Bed Bath & Beyond, Inc. (a)	8,331	402,137
Costco Wholesale Corp.	5,576	408,832
Dollar Tree, Inc. (a)	3,191	177,164
O’Reilly Automotive, Inc. (a)	3,426	196,858
Ross Stores, Inc.	2,929	208,311
Sears Holdings Corp. (a)	2,770	228,941
Staples, Inc.	11,814	229,428
Starbucks Corp.	25,213	931,620
Urban Outfitters, Inc. (a)	3,946	117,709

		2,901,000

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 7.7%
Altera Corp.	10,934	$481,315
Applied Materials, Inc.	16,569	258,808
Broadcom Corp. Class A	10,745	423,138
Intel Corp.	46,687	941,677
KLA-Tencor Corp.	4,922	233,155
Lam Research Corp. (a)	3,117	176,609
Linear Technology Corp.	7,365	247,685
Marvell Technology Group Ltd. (a)	15,076	234,432
Maxim Integrated Products, Inc.	7,083	181,325
Microchip Technology, Inc.	3,820	145,198
Micron Technology, Inc. (a)	24,815	284,380
NVIDIA Corp. (a)	13,828	255,265
Xilinx, Inc.	8,453	277,258

		4,140,245

Software — 12.4%
Activision Blizzard, Inc.	25,648	281,359
Adobe Systems, Inc. (a)	12,053	399,677
Autodesk, Inc. (a)	5,758	253,985
BMC Software, Inc. (a)	5,046	250,988
CA, Inc.	11,903	287,815
Cerner Corp. (a)	2,019	224,513
Citrix Systems, Inc. (a)	5,417	397,933
Electronic Arts, Inc. (a)	8,233	160,790
Fiserv, Inc. (a)	4,441	278,540
Infosys Technologies Ltd. Sponsored ADR (India)	2,613	187,352
Intuit, Inc. (a)	9,510	504,981
Microsoft Corp.	70,277	1,782,225
Oracle Corp.	51,201	1,708,577

		6,718,735

Telecommunications — 8.6%
Cisco Systems, Inc.	48,002	823,234
Millicom International Cellular SA	2,550	245,233
NII Holdings, Inc. (a)	3,988	166,180
QUALCOMM, Inc.	48,197	2,642,642
Virgin Media, Inc.	8,010	222,598
Vodafone Group PLC Sponsored ADR (United Kingdom)	18,483	531,386

		4,631,273

Toys, Games & Hobbies — 0.4%
Mattel, Inc.	9,695	241,696

	Number of Shares	Value
Transportation — 1.0%
C.H. Robinson Worldwide, Inc.	3,992	$295,927
Expeditors International of Washington, Inc.	5,064	253,909

		549,836

TOTAL COMMON STOCK (Cost $38,319,821)		52,798,389

TOTAL EQUITIES (Cost $38,319,821)		52,798,389

TOTAL LONG-TERM INVESTMENTS (Cost $38,319,821)		52,798,389

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$1,189,871	1,189,871

U.S. Treasury Bills — 0.3%
U.S. Treasury Bill (c) 0.150% 5/05/11	15,000	14,998
U.S. Treasury Bill (c) 0.170% 5/05/11	145,000	144,977

		159,975

TOTAL SHORT-TERM INVESTMENTS (Cost $1,349,846)		1,349,846

TOTAL INVESTMENTS — 100.1% (Cost $39,669,667) (d)		54,148,235

Other Assets/(Liabilities) — (0.1)%		(75,167)

NET ASSETS — 100.0%		$54,073,068

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,189,872. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $1,215,904.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.0%

COMMON STOCK — 93.0%
Aerospace & Defense — 5.1%
The Boeing Co.	480,000	$35,486,400

Banks — 9.7%
Bank of New York Mellon Corp.	1,150,000	34,350,500
Wells Fargo & Co.	1,043,000	33,063,100

		67,413,600

Commercial Services — 9.7%
Robert Half International, Inc.	1,100,000	33,660,000
Visa, Inc. Class A	466,000	34,306,920

		67,966,920

Computers — 4.1%
Diebold, Inc.	800,000	28,368,000

Diversified Financial — 7.3%
Discover Financial Services	645,000	15,557,400
Franklin Resources, Inc.	280,000	35,022,400

		50,579,800

Electric — 4.8%
Calpine Corp. (a)	2,100,000	33,327,000

Entertainment — 4.3%
Penn National Gaming, Inc. (a)	800,000	29,648,000

Leisure Time — 4.9%
Carnival Corp.	900,000	34,524,000

Lodging — 3.0%
Starwood Hotels & Resorts Worldwide, Inc.	360,000	20,923,200

Machinery – Construction & Mining — 1.0%
Caterpillar, Inc.	63,000	7,015,050

Manufacturing — 4.5%
Illinois Tool Works, Inc.	586,500	31,506,780

Oil & Gas — 13.3%
Apache Corp.	200,000	26,184,000
Range Resources Corp.	581,700	34,006,182
Ultra Petroleum Corp. (a)	667,600	32,879,300

		93,069,482

Oil & Gas Services — 7.0%
National Oilwell Varco, Inc.	352,000	27,903,040
Transocean Ltd. (a)	270,000	21,046,500

		48,949,540

Retail — 3.1%
Tiffany & Co.	352,600	21,663,744

	Number of Shares	Value
Semiconductors — 11.2%
Applied Materials, Inc.	2,400,000	$37,488,000
Intel Corp.	2,000,000	40,340,000

		77,828,000

TOTAL COMMON STOCK (Cost $506,977,750)		648,269,516

TOTAL EQUITIES (Cost $506,977,750)		648,269,516

TOTAL LONG-TERM INVESTMENTS (Cost $506,977,750)		648,269,516

	Principal Amount
SHORT-TERM INVESTMENTS — 5.5%
Repurchase Agreement — 5.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$38,253,987	38,253,987

TOTAL SHORT-TERM INVESTMENTS (Cost $38,253,987)		38,253,987

TOTAL INVESTMENTS — 98.5% (Cost $545,231,737) (c)		686,523,503

Other Assets/(Liabilities) — 1.5%		10,444,574

NET ASSETS — 100.0%		$696,968,077

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $38,253,997. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $39,020,303.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%

COMMON STOCK — 96.9%
Aerospace & Defense — 2.0%
L-3 Communications Holdings, Inc.	13,000	$1,018,030
Raytheon Co.	15,375	782,126
Triumph Group, Inc.	12,855	1,137,025

		2,937,181

Agriculture — 1.2%
Reynolds American, Inc.	49,775	1,768,506

Apparel — 0.8%
VF Corp.	12,400	1,221,772

Automotive & Parts — 1.9%
Lear Corp.	59,600	2,912,652

Banks — 4.7%
Cullen/Frost Bankers, Inc.	17,800	1,050,556
Fifth Third Bancorp	169,525	2,353,007
Huntington Bancshares, Inc.	206,325	1,369,998
KeyCorp	253,225	2,248,638

		7,022,199

Beverages — 1.2%
Constellation Brands, Inc. Class A (a)	85,650	1,736,982

Building Materials — 0.2%
Owens Corning, Inc. (a)	9,450	340,106

Chemicals — 1.9%
Agrium, Inc.	9,825	906,454
Eastman Chemical Co.	5,875	583,505
Huntsman Corp.	78,065	1,356,770

		2,846,729

Coal — 1.6%
Peabody Energy Corp.	22,900	1,647,884
Walter Energy, Inc.	5,900	799,037

		2,446,921

Commercial Services — 2.1%
Hertz Global Holdings, Inc. (a)	74,050	1,157,401
McKesson Corp.	13,600	1,075,080
Weight Watchers International, Inc.	12,225	856,973

		3,089,454

Distribution & Wholesale — 0.5%
United Stationers, Inc.	9,750	692,738

Diversified Financial — 5.1%
Discover Financial Services	87,900	2,120,148
Federated Investors, Inc. Class B	41,200	1,102,100
Invesco Ltd.	95,150	2,432,034
NYSE Euronext	16,300	573,271
Raymond James Financial, Inc.	38,575	1,475,108

		7,702,661

	Number of Shares	Value
Electric — 2.8%
CMS Energy Corp.	113,650	$2,232,086
Edison International	26,800	980,612
SCANA Corp.	26,100	1,027,557

		4,240,255

Electronics — 0.7%
Jabil Circuit, Inc.	48,900	999,027

Engineering & Construction — 2.1%
KBR, Inc.	51,170	1,932,691
McDermott International, Inc. (a)	44,975	1,141,915

		3,074,606

Foods — 3.8%
ConAgra Foods, Inc.	41,600	988,000
Corn Products International, Inc.	24,000	1,243,680
Smithfield Foods, Inc. (a)	59,150	1,423,149
SUPERVALU, Inc.	66,300	592,059
The Hain Celestial Group, Inc. (a)	42,450	1,370,286

		5,617,174

Forest Products & Paper — 0.7%
MeadWestvaco Corp.	32,900	997,857

Gas — 5.1%
AGL Resources, Inc.	27,100	1,079,664
Atmos Energy Corp.	31,900	1,087,790
Energen Corp.	16,900	1,066,728
NiSource, Inc.	170,175	3,263,956
Southern Union Co.	38,200	1,093,284

		7,591,422

Health Care – Products — 1.9%
C.R. Bard, Inc.	11,900	1,181,789
Zimmer Holdings, Inc. (a)	27,875	1,687,274

		2,869,063

Health Care – Services — 3.9%
CIGNA Corp.	12,400	549,072
Health Management Associates, Inc. Class A (a)	203,225	2,215,152
Health Net, Inc. (a)	60,775	1,987,343
Quest Diagnostics, Inc.	18,500	1,067,820

		5,819,387

Household Products — 0.7%
Avery Dennison Corp.	25,900	1,086,764

Insurance — 6.4%
The Hartford Financial Services Group, Inc.	60,400	1,626,572
Lincoln National Corp.	57,350	1,722,794
Marsh & McLennan Cos., Inc.	43,075	1,284,066
Mercury General Corp.	23,400	915,642
Reinsurance Group of America, Inc. Class A	16,500	1,035,870

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Unum Group	40,100	$1,052,625
XL Group PLC	80,650	1,983,990

		9,621,559

Internet — 0.8%
Symantec Corp. (a)	63,675	1,180,534

Iron & Steel — 0.7%
Reliance Steel & Aluminum Co.	19,100	1,103,598

Lodging — 0.7%
Wyndham Worldwide Corp.	32,825	1,044,163

Machinery – Diversified — 1.1%
Eaton Corp.	28,650	1,588,356

Manufacturing — 1.0%
Pentair, Inc.	39,400	1,488,926

Media — 0.9%
CBS Corp. Class B	29,025	726,786
Viacom, Inc. Class B	14,125	657,095

		1,383,881

Metal Fabricate & Hardware — 0.6%
The Timken Co.	17,075	893,022

Mining — 2.1%
Alcoa, Inc.	116,200	2,050,930
Yamana Gold, Inc.	85,900	1,057,429

		3,108,359

Office Equipment/Supplies — 1.6%
Xerox Corp.	221,400	2,357,910

Oil & Gas — 5.5%
Chesapeake Energy Corp.	34,200	1,146,384
Denbury Resources, Inc. (a)	63,800	1,556,720
Murphy Oil Corp.	15,200	1,115,984
Newfield Exploration Co. (a)	10,285	781,763
Nexen, Inc.	43,100	1,074,052
Questar Corp.	43,900	766,055
Western Refining, Inc. (a)	78,600	1,332,270
Whiting Petroleum Corp. (a)	6,575	482,934

		8,256,162

Oil & Gas Services — 3.3%
Oil States International, Inc. (a)	21,975	1,673,176
Superior Energy Services, Inc. (a)	50,125	2,055,125
Tidewater, Inc.	20,100	1,202,985

		4,931,286

Packaging & Containers — 0.7%
Sonoco Products Co.	29,600	1,072,408

Pharmaceuticals — 1.3%
AmerisourceBergen Corp.	31,025	1,227,349
Cardinal Health, Inc.	18,800	773,244

		2,000,593

	Number of Shares	Value
Pipelines — 0.9%
Spectra Energy Corp.	48,275	$1,312,114

Real Estate Investment Trusts (REITS) — 6.3%
Annaly Capital Management, Inc.	30,300	528,735
BioMed Realty Trust, Inc.	50,800	966,216
CBL & Associates Properties, Inc.	71,750	1,249,885
Duke Realty Corp.	77,800	1,089,978
DuPont Fabros Technology, Inc.	31,825	771,756
Home Properties, Inc.	37,550	2,213,573
Hospitality Properties Trust	44,000	1,018,600
Vornado Realty Trust	18,450	1,614,375

		9,453,118

Retail — 5.9%
The Gap, Inc.	46,800	1,060,488
Limited Brands, Inc.	17,300	568,824
Macy’s, Inc.	77,500	1,880,150
Nu Skin Enterprises, Inc. Class A	16,900	485,875
Phillips-Van Heusen Corp.	28,110	1,827,993
Pier 1 Imports, Inc. (a)	27,350	277,603
RadioShack Corp.	33,500	502,835
Signet Jewelers Ltd. (a)	36,275	1,669,375
Williams-Sonoma, Inc.	14,125	572,063

		8,845,206

Savings & Loans — 1.2%
First Niagara Financial Group, Inc.	130,950	1,778,301

Semiconductors — 1.7%
Atmel Corp. (a)	141,825	1,933,075
Xilinx, Inc.	19,400	636,320

		2,569,395

Software — 1.8%
CA, Inc.	44,300	1,071,174
Progress Software Corp. (a)	56,087	1,631,571

		2,702,745

Telecommunications — 3.4%
Alcatel-Lucent Sponsored ADR (France) (a)	290,175	1,685,917
CenturyLink, Inc.	23,500	976,425
Finisar Corp. (a)	26,625	654,975
MetroPCS Communications, Inc. (a)	51,725	840,014
Qwest Communications International, Inc.	133,600	912,488

		5,069,819

Toys, Games & Hobbies — 0.6%
Mattel, Inc.	38,700	964,791

Transportation — 1.7%
Atlas Air Worldwide Holdings, Inc. (a)	18,125	1,263,675
Ryder System, Inc.	24,525	1,240,965

		2,504,640

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 1.8%
American Water Works Co., Inc.	93,800	$2,631,090

TOTAL COMMON STOCK (Cost $126,199,549)		144,875,432

TOTAL EQUITIES (Cost $126,199,549)		144,875,432

TOTAL LONG-TERM INVESTMENTS (Cost $126,199,549)		144,875,432

	Principal Amount
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$4,122,307	4,122,307

TOTAL SHORT-TERM INVESTMENTS (Cost $4,122,307)		4,122,307

TOTAL INVESTMENTS — 99.6% (Cost $130,321,856) (c)		148,997,739

Other Assets/(Liabilities) — 0.4%		523,652

NET ASSETS — 100.0%		$149,521,391

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,122,308. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 8/15/39 – 11/15/40, and an aggregate market value, including accrued interest, of $4,211,911.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%

COMMON STOCK — 96.9%
Apparel — 1.1%
Ascena Retail Group, Inc. (a)	26,700	$865,347
Skechers U.S.A., Inc. Class A (a)	17,900	367,666

		1,233,013

Auto Manufacturers — 0.9%
Oshkosh Corp. (a)	29,100	1,029,558

Automotive & Parts — 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	119,000	1,498,210

Banks — 6.4%
First Midwest Bancorp, Inc.	67,400	794,646
Hancock Holding Co.	10,700	351,388
International Bancshares Corp.	38,100	698,754
MB Financial, Inc.	28,400	595,264
Northwest Bancshares, Inc.	75,400	945,516
Prosperity Bancshares, Inc.	27,900	1,193,283
Synovus Financial Corp.	491,200	1,178,880
Webster Financial Corp.	44,100	945,063
Westamerica Bancorp.	5,700	292,809

		6,995,603

Biotechnology — 0.9%
Charles River Laboratories International, Inc. (a)	24,600	944,148

Building Materials — 2.8%
Comfort Systems USA, Inc.	56,500	794,955
Gibraltar Industries, Inc. (a)	43,906	523,799
Simpson Manufacturing Co., Inc.	37,900	1,116,534
Trex Co., Inc. (a)	18,300	596,946

		3,032,234

Chemicals — 2.5%
Kraton Performance Polymers, Inc. (a)	17,300	661,725
PolyOne Corp.	149,000	2,117,290

		2,779,015

Commercial Services — 7.2%
Aaron’s, Inc.	26,950	683,452
Arbitron, Inc.	32,600	1,304,978
Insperity, Inc.	22,200	674,436
Korn/Ferry International (a)	60,600	1,349,562
MAXIMUS, Inc.	32,500	2,638,025
Valassis Communications, Inc. (a)	42,100	1,226,794

		7,877,247

Computers — 4.3%
Diebold, Inc.	50,800	1,801,368
Electronics for Imaging, Inc. (a)	21,523	316,603

	Number of Shares	Value
Mentor Graphics Corp. (a)	120,200	$1,758,526
Mercury Computer Systems, Inc. (a)	40,800	863,328

		4,739,825

Distribution & Wholesale — 1.2%
United Stationers, Inc.	18,700	1,328,635

Diversified Financial — 0.8%
Janus Capital Group, Inc.	70,200	875,394

Electric — 1.3%
Unisource Energy Corp.	23,000	830,990
Westar Energy, Inc.	20,900	552,178

		1,383,168

Electrical Components & Equipment — 3.0%
Belden, Inc.	43,200	1,622,160
Littelfuse, Inc.	28,500	1,627,350

		3,249,510

Electronics — 6.8%
Coherent, Inc. (a)	7,600	441,636
Faro Technologies, Inc. (a)	16,900	676,000
Gentex Corp.	45,900	1,388,475
Park Electrochemical Corp.	33,000	1,064,250
Plexus Corp. (a)	43,400	1,521,604
Vishay Intertechnology, Inc. (a)	121,700	2,158,958
Vishay Precision Group, Inc. (a)	11,450	179,422

		7,430,345

Engineering & Construction — 1.1%
Insituform Technologies, Inc. Class A (a)	44,300	1,185,025

Entertainment — 0.4%
Bally Technologies, Inc. (a)	11,800	446,630

Foods — 1.5%
Ralcorp Holdings, Inc. (a)	15,900	1,088,037
Snyders-Lance, Inc.	27,700	549,845

		1,637,882

Forest Products & Paper — 0.8%
Deltic Timber Corp.	12,800	855,552

Gas — 2.1%
Atmos Energy Corp.	17,200	586,520
New Jersey Resources Corp.	10,100	433,795
UGI Corp.	25,500	838,950
WGL Holdings, Inc.	11,500	448,500

		2,307,765

Hand & Machine Tools — 1.3%
Regal-Beloit Corp.	18,800	1,388,004

Health Care – Products — 0.3%
Haemonetics Corp. (a)	4,700	308,038

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 3.1%
AmSurg Corp. (a)	33,500	$852,240
HEALTHSOUTH Corp. (a)	56,100	1,401,378
ICON PLC Sponsored ADR (Ireland) (a)	53,900	1,163,701

		3,417,319

Home Furnishing — 1.3%
Whirlpool Corp.	17,000	1,451,120

Household Products — 0.7%
Acco Brands Corp. (a)	75,900	724,086

Insurance — 5.0%
Alleghany Corp. (a)	1,559	515,852
Assured Guaranty Ltd.	29,000	432,100
Delphi Financial Group, Inc. Class A	40,500	1,243,755
Platinum Underwriters Holdings Ltd.	20,700	788,463
Reinsurance Group of America, Inc. Class A	20,100	1,261,878
Torchmark Corp.	18,800	1,249,824

		5,491,872

Internet — 0.7%
Websense, Inc. (a)	32,300	741,931

Investment Companies — 0.8%
Ares Capital Corp.	54,400	919,360

Leisure Time — 1.2%
Brunswick Corp.	51,700	1,314,731

Lodging — 0.6%
Choice Hotels International, Inc.	16,500	641,025

Machinery – Construction & Mining — 1.8%
Terex Corp. (a)	53,100	1,966,824

Machinery – Diversified — 3.7%
Albany International Corp. Class A	40,500	1,008,450
Cognex Corp.	55,600	1,570,700
Flowserve Corp.	6,400	824,320
Zebra Technologies Corp. Class A (a)	17,700	694,548

		4,098,018

Manufacturing — 4.2%
Acuity Brands, Inc.	8,900	520,561
AptarGroup, Inc.	14,900	746,937
Carlisle Cos., Inc.	44,700	1,991,385
ESCO Technologies, Inc.	17,000	648,550
Matthews International Corp. Class A	17,900	690,045

		4,597,478

Media — 0.6%
John Wiley & Sons, Inc. Class A	12,100	615,164

Metal Fabricate & Hardware — 0.9%
Mueller Industries, Inc.	28,700	1,050,994

Office Furnishings — 1.1%
Herman Miller, Inc.	42,600	1,171,074

	Number of Shares	Value
Oil & Gas — 2.3%
GeoResources, Inc. (a)	2,800	$87,556
Penn Virginia Corp.	33,000	559,680
Plains Exploration & Production Co. (a)	18,700	677,501
SM Energy Co.	7,100	526,749
Whiting Petroleum Corp. (a)	9,800	719,810

		2,571,296

Oil & Gas Services — 0.6%
SEACOR Holdings, Inc.	7,400	684,204

Packaging & Containers — 0.4%
Greif, Inc. Class A	6,900	451,329

Pharmaceuticals — 0.3%
Herbalife Ltd.	4,300	349,848

Real Estate Investment Trusts (REITS) — 1.0%
DiamondRock Hospitality Co.	34,734	387,979
Mack-Cali Realty Corp.	10,600	359,340
Ventas, Inc.	7,300	396,390

		1,143,709

Retail — 7.6%
Cabela’s, Inc. (a)	59,900	1,498,099
Casey’s General Stores, Inc.	17,400	678,600
The Cato Corp. Class A	45,300	1,109,850
CEC Entertainment, Inc.	17,521	661,067
Fred’s, Inc. Class A	39,600	527,472
Hibbett Sports, Inc. (a)	7,300	261,413
The Men’s Wearhouse, Inc.	65,300	1,767,018
Sonic Corp. (a)	61,100	552,955
Stage Stores, Inc.	67,500	1,297,350

		8,353,824

Savings & Loans — 0.5%
NewAlliance Bancshares, Inc.	36,600	543,144

Semiconductors — 2.6%
Brooks Automation, Inc. (a)	123,100	1,690,163
Maxim Integrated Products, Inc.	45,700	1,169,920

		2,860,083

Software — 1.3%
Fiserv, Inc. (a)	22,200	1,392,384

Storage & Warehousing — 1.4%
Mobile Mini, Inc. (a)	63,200	1,518,064

Textiles — 0.4%
G&K Services, Inc. Class A	14,700	488,775

Toys, Games & Hobbies — 1.2%
Mattel, Inc.	53,900	1,343,727

Transportation — 2.6%
Bristow Group, Inc. (a)	11,900	562,870
Genesee & Wyoming, Inc. Class A (a)	21,000	1,222,200
Kirby Corp. (a)	19,200	1,099,968

		2,885,038

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Trucking & Leasing — 0.9%
GATX Corp.	24,400	$943,304

TOTAL COMMON STOCK (Cost $82,329,294)		106,254,526

TOTAL EQUITIES (Cost $82,329,294)		106,254,526

TOTAL LONG-TERM INVESTMENTS (Cost $82,329,294)		106,254,526

	Principal Amount
SHORT-TERM INVESTMENTS — 3.8%
Repurchase Agreement — 3.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$4,179,281	4,179,281

TOTAL SHORT-TERM INVESTMENTS (Cost $4,179,281)		4,179,281

TOTAL INVESTMENTS — 100.7% (Cost $86,508,575) (c)		110,433,807

Other Assets/(Liabilities) — (0.7)%		(737,366)

NET ASSETS — 100.0%		$109,696,441

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,179,282. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 8/15/39 – 11/15/40, and an aggregate market value, including accrued interest, of $4,270,570.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 96.5%
Aerospace & Defense — 1.9%
AAR Corp. (a)	32,800	$909,216
Curtiss-Wright Corp.	31,500	1,106,910
Esterline Technologies Corp. (a)	14,450	1,021,904
Kaman Corp.	44,900	1,580,480
Kratos Defense & Security Solutions, Inc. (a)	208,900	2,974,736
Moog, Inc. Class A (a)	24,648	1,131,590
Teledyne Technologies, Inc. (a)	17,400	899,754
Triumph Group, Inc.	14,700	1,300,215

		10,924,805

Agriculture — 0.3%
Alliance One International, Inc. (a)	414,350	1,665,687

Airlines — 0.8%
Alaska Air Group, Inc. (a)	55,500	3,519,810
JetBlue Airways Corp. (a)	138,845	870,558

		4,390,368

Apparel — 0.8%
K-Swiss, Inc. Class A (a)	109,700	1,236,319
Skechers U.S.A., Inc. Class A (a)	57,975	1,190,806
The Timberland Co. Class A (a)	32,475	1,340,893
Volcom, Inc.	51,700	958,001

		4,726,019

Automotive & Parts — 0.9%
Cooper Tire & Rubber Co.	116,525	3,000,519
Spartan Motors, Inc.	116,225	797,303
Tenneco, Inc. (a)	35,775	1,518,649

		5,316,471

Banks — 6.6%
City Holding Co.	35,235	1,245,910
Columbia Banking System, Inc.	70,450	1,350,527
East West Bancorp, Inc.	177,850	3,905,586
F.N.B. Corp.	165,900	1,748,586
FirstMerit Corp.	94,987	1,620,478
Glacier Bancorp, Inc.	126,100	1,897,805
Home Bancshares, Inc.	83,500	1,899,625
IBERIABANK Corp.	19,990	1,201,999
Independent Bank Corp.	55,885	1,509,454
National Penn Bancshares, Inc.	249,275	1,929,388
Old National Bancorp	145,100	1,555,472
Prosperity Bancshares, Inc.	29,435	1,258,935
Signature Bank (a)	34,800	1,962,720
Sterling Bancshares, Inc.	85,925	739,814
Susquehanna Bancshares, Inc.	116,700	1,091,145
SVB Financial Group (a)	84,900	4,833,357
Trustmark Corp.	97,063	2,273,215
Umpqua Holdings Corp.	60,175	688,402

	Number of Shares	Value
United Bankshares, Inc.	30,200	$800,904
Webster Financial Corp.	56,850	1,218,296
Wintrust Financial Corp.	91,350	3,357,112

		38,088,730

Biotechnology — 0.3%
Exelixis, Inc. (a)	153,600	1,735,680

Building Materials — 1.2%
Comfort Systems USA, Inc.	85,100	1,197,357
Drew Industries, Inc.	88,300	1,971,739
Gibraltar Industries, Inc. (a)	103,400	1,233,562
Interline Brands, Inc. (a)	55,230	1,126,692
Universal Forest Products, Inc.	46,500	1,704,225

		7,233,575

Chemicals — 2.8%
American Vanguard Corp.	87,100	756,028
Arch Chemicals, Inc.	61,900	2,574,421
Ferro Corp. (a)	80,975	1,343,375
Georgia Gulf Corp. (a)	53,425	1,976,725
Innospec, Inc. (a)	139,540	4,456,908
Minerals Technologies, Inc.	38,950	2,668,854
OM Group, Inc. (a)	26,980	985,849
The Valspar Corp.	36,300	1,419,330

		16,181,490

Coal — 0.4%
Cloud Peak Energy, Inc. (a)	116,675	2,519,013

Commercial Services — 4.8%
Aaron’s, Inc.	274,700	6,966,392
Deluxe Corp.	59,650	1,583,111
Electro Rent Corp.	121,900	2,094,242
Exponent, Inc. (a)	19,925	888,854
FTI Consulting, Inc. (a)	38,000	1,456,540
Global Payments, Inc.	31,500	1,540,980
Landauer, Inc.	23,200	1,427,264
McGrath Rentcorp	113,700	3,100,599
Navigant Consulting, Inc. (a)	117,200	1,170,828
On Assignment, Inc. (a)	161,100	1,524,006
Pharmaceutical Product Development, Inc.	45,300	1,255,263
PHH Corp. (a)	64,925	1,413,417
Rent-A-Center, Inc.	55,850	1,949,724
Service Corp. International	96,700	1,069,502
Startek, Inc. (a)	87,036	438,661

		27,879,383

Computers — 0.9%
MTS Systems Corp.	24,400	1,111,420
SRA International, Inc. Class A (a)	117,525	3,333,009
Xyratex Ltd. (a)	63,000	704,340

		5,148,769

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale — 1.7%
Beacon Roofing Supply, Inc. (a)	190,000	$3,889,300
Owens & Minor, Inc.	136,900	4,446,512
Pool Corp.	72,000	1,735,920

		10,071,732

Diversified Financial — 3.2%
E*TRADE Financial Corp. (a)	77,530	1,211,794
Eaton Vance Corp.	37,727	1,216,318
GFI Group, Inc.	347,500	1,744,450
Jefferies Group, Inc.	45,500	1,134,770
JMP Group, Inc.	62,300	536,403
Knight Capital Group, Inc. Class A (a)	154,850	2,074,990
Lazard Ltd. Class A	24,850	1,033,263
Piper Jaffray Cos., Inc. (a)	63,925	2,648,413
Raymond James Financial, Inc.	48,303	1,847,107
Stifel Financial Corp. (a)	74,550	5,351,944

		18,799,452

Electric — 3.4%
Black Hills Corp.	36,000	1,203,840
Cleco Corp.	76,950	2,638,615
El Paso Electric Co. (a)	172,750	5,251,600
The Empire District Electric Co.	22,800	496,812
IDACORP, Inc.	32,575	1,241,108
MGE Energy, Inc.	35,925	1,454,603
NorthWestern Corp.	46,200	1,399,860
Pike Electric Corp. (a)	113,375	1,079,330
Portland General Electric Co.	110,975	2,637,876
TECO Energy, Inc.	110,850	2,079,546

		19,483,190

Electrical Components & Equipment — 1.4%
Advanced Energy Industries, Inc. (a)	102,200	1,670,970
Belden, Inc.	65,900	2,474,545
EnerSys (a)	10,100	401,475
GrafTech International Ltd. (a)	50,010	1,031,706
Littelfuse, Inc.	47,500	2,712,250

		8,290,946

Electronics — 2.6%
Analogic Corp.	23,500	1,328,925
Checkpoint Systems, Inc. (a)	43,498	977,835
CTS Corp.	57,115	616,842
Cymer, Inc. (a)	43,500	2,461,230
Electro Scientific Industries, Inc. (a)	52,100	904,456
Itron, Inc. (a)	17,000	959,480
Methode Electronics, Inc.	48,800	589,504
Multi-Fineline Electronix, Inc. (a)	31,525	889,636
Newport Corp. (a)	77,000	1,372,910
Pulse Electronics Corp.	147,870	894,614
Thomas & Betts Corp. (a)	22,050	1,311,313
Woodward, Inc.	77,000	2,661,120

		14,967,865

	Number of Shares	Value
Engineering & Construction — 0.7%
Insituform Technologies, Inc. Class A (a)	101,000	$2,701,750
Sterling Construction Co., Inc. (a)	28,600	482,768
URS Corp. (a)	24,800	1,142,040

		4,326,558

Entertainment — 0.3%
Ascent Media Corp. Series A (a)	31,100	1,519,235

Environmental Controls — 1.0%
Calgon Carbon Corp. (a)	87,425	1,388,309
Mine Safety Appliances Co.	39,900	1,463,133
Waste Connections, Inc.	96,750	2,785,433

		5,636,875

Foods — 0.7%
Nash Finch Co.	44,400	1,684,536
Spartan Stores, Inc.	36,040	533,031
TreeHouse Foods, Inc. (a)	32,055	1,822,968

		4,040,535

Forest Products & Paper — 1.7%
Clearwater Paper Corp. (a)	29,200	2,376,880
Deltic Timber Corp.	38,243	2,556,162
KapStone Paper and Packaging Corp. (a)	54,700	939,199
Potlatch Corp.	72,300	2,906,460
Wausau Paper Corp.	121,000	924,440

		9,703,141

Gas — 2.1%
AGL Resources, Inc.	24,470	974,885
Energen Corp.	34,650	2,187,108
South Jersey Industries, Inc.	25,197	1,410,276
Southern Union Co.	52,450	1,501,119
Southwest Gas Corp.	51,900	2,022,543
UGI Corp.	48,375	1,591,537
Vectren Corp.	37,000	1,006,400
WGL Holdings, Inc.	31,884	1,243,476

		11,937,344

Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	17,400	803,880
Snap-on, Inc.	19,800	1,189,188

		1,993,068

Health Care – Products — 1.4%
AngioDynamics, Inc. (a)	66,000	997,920
Cantel Medical Corp.	20,400	525,300
Merit Medical Systems, Inc. (a)	44,800	878,976
PSS World Medical, Inc. (a)	47,900	1,300,485
Quidel Corp. (a)	67,700	809,692
West Pharmaceutical Services, Inc.	55,200	2,471,304
Wright Medical Group, Inc. (a)	53,100	903,231

		7,886,908

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 2.4%
Amedisys, Inc. (a)	24,500	$857,500
AMERIGROUP Corp. (a)	47,525	3,053,481
Covance, Inc. (a)	29,975	1,640,232
Coventry Health Care, Inc. (a)	36,675	1,169,566
Healthways, Inc. (a)	37,430	575,299
ICON PLC Sponsored ADR (Ireland) (a)	50,650	1,093,534
Magellan Health Services, Inc. (a)	23,535	1,155,098
MEDNAX, Inc. (a)	20,499	1,365,438
National Healthcare Corp.	39,900	1,854,951
Triple-S Management Corp. Class B (a)	61,000	1,255,380

		14,020,479

Home Builders — 0.8%
M/I Homes, Inc. (a)	47,400	710,526
Meritage Home Corp. (a)	99,600	2,403,348
Winnebago Industries, Inc. (a)	111,200	1,486,744

		4,600,618

Home Furnishing — 0.4%
Ethan Allen Interiors, Inc.	33,300	729,270
La-Z-Boy, Inc. (a)	100,425	959,059
Stanley Furniture Co., Inc. (a)	66,800	368,736

		2,057,065

Household Products — 0.4%
CSS Industries, Inc.	50,500	951,925
Helen of Troy Ltd. (a)	1,900	55,860
The Scotts Miracle-Gro Co. Class A	23,800	1,376,830

		2,384,615

Insurance — 5.3%
Alterra Capital Holdings Ltd.	167,650	3,745,301
Argo Group International Holdings Ltd.	44,603	1,473,683
CNO Financial Group, Inc. (a)	169,425	1,272,382
Delphi Financial Group, Inc. Class A	76,277	2,342,467
Employers Holdings, Inc.	129,850	2,682,701
Fortegra Financial Corp. (a)	24,900	282,864
Maiden Holdings Ltd.	208,275	1,559,980
Markel Corp. (a)	4,100	1,699,245
MGIC Investment Corp. (a)	83,175	739,426
National Interstate Corp.	73,000	1,522,050
Platinum Underwriters Holdings Ltd.	32,665	1,244,210
ProAssurance Corp. (a)	104,325	6,611,075
Protective Life Corp.	47,800	1,269,090
Radian Group, Inc.	268,450	1,828,144
Reinsurance Group of America, Inc. Class A	26,100	1,638,558
State Auto Financial Corp. Class A	26,200	477,364
United Fire & Casualty Co.	24,400	493,124

		30,881,664

	Number of Shares	Value
Internet — 0.7%
Digital River, Inc. (a)	31,500	$1,179,045
j2 Global Communications, Inc. (a)	43,480	1,283,095
Websense, Inc. (a)	75,700	1,738,829

		4,200,969

Investment Companies — 0.5%
American Capital Ltd. (a)	118,250	1,170,675
Apollo Investment Corp.	71,825	866,210
Ares Capital Corp.	46,500	785,850

		2,822,735

Iron & Steel — 0.4%
Carpenter Technology Corp.	56,000	2,391,760

Leisure Time — 0.4%
Brunswick Corp.	35,300	897,679
LIFE TIME FITNESS, Inc. (a)	32,000	1,193,920

		2,091,599

Lodging — 0.4%
Orient-Express Hotels Ltd. (a)	170,500	2,109,085

Machinery – Construction & Mining — 0.2%
Astec Industries, Inc. (a)	31,000	1,155,990

Machinery – Diversified — 2.5%
Cascade Corp.	31,600	1,408,728
Cognex Corp.	26,500	748,625
IDEX Corp.	68,725	2,999,846
Nordson Corp.	53,800	6,190,228
Robbins & Myers, Inc.	68,800	3,164,112

		14,511,539

Manufacturing — 4.0%
Ameron International Corp.	27,900	1,947,141
AptarGroup, Inc.	79,800	4,000,374
Barnes Group, Inc.	69,300	1,446,984
Ceradyne, Inc. (a)	53,935	2,431,390
EnPro Industries, Inc. (a)	33,225	1,206,732
FreightCar America, Inc. (a)	45,225	1,470,265
Harsco Corp.	27,600	974,004
Hexcel Corp. (a)	66,000	1,299,540
Koppers Holdings, Inc.	36,125	1,542,537
Matthews International Corp. Class A	73,900	2,848,845
Myers Industries, Inc.	257,020	2,552,209
Tredegar Corp.	60,400	1,303,432

		23,023,453

Media — 0.3%
The Dolan Co. (a)	62,800	762,392
Saga Communications, Inc. Class A (a)	27,000	939,060

		1,701,452

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 1.1%
Ampco-Pittsburgh Corp.	34,185	$942,822
Circor International, Inc.	41,600	1,956,032
Sims Group Ltd. Sponsored ADR (Australia)	97,800	1,775,070
The Timken Co.	36,700	1,919,410

		6,593,334

Mining — 2.2%
AMCOL International Corp.	48,500	1,745,030
Franco-Nevada Corp.	54,300	1,993,334
Globe Specialty Metals, Inc.	60,025	1,366,169
Hecla Mining Co. (a)	81,600	740,928
Materion Corp. (a)	35,325	1,441,260
Molycorp, Inc. (a)	17,824	1,069,796
North American Palladium Ltd. (a)	136,000	882,640
Royal Gold, Inc.	35,500	1,860,200
Thompson Creek Metals Co., Inc. (a)	152,000	1,906,080

		13,005,437

Oil & Gas — 4.7%
Atwood Oceanics, Inc. (a)	31,100	1,443,973
Cabot Oil & Gas Corp.	43,500	2,304,195
Energy XXI (Bermuda) Ltd. (a)	54,875	1,871,238
Forest Oil Corp. (a)	91,575	3,464,282
Frontier Oil Corp.	46,750	1,370,710
GeoResources, Inc. (a)	28,300	884,941
Hercules Offshore, Inc. (a)	101,200	668,932
Northern Oil and Gas, Inc. (a)	99,000	2,643,300
Oasis Petroleum, Inc. (a)	102,000	3,225,240
Penn Virginia Corp.	128,400	2,177,664
Petroleum Development Corp. (a)	38,000	1,824,380
Rosetta Resources, Inc. (a)	40,275	1,914,673
SandRidge Energy, Inc. (a)	162,175	2,075,840
Swift Energy Co. (a)	32,400	1,382,832

		27,252,200

Oil & Gas Services — 3.5%
CARBO Ceramics, Inc.	24,600	3,471,552
Core Laboratories NV	19,500	1,992,315
Dawson Geophysical Co. (a)	19,425	852,369
Dresser-Rand Group, Inc. (a)	23,500	1,260,070
Global Industries Ltd. (a)	162,200	1,587,938
Gulf Island Fabrication, Inc.	64,950	2,089,441
Lufkin Industries, Inc.	47,882	4,475,531
Tesco Corp. (a)	89,075	1,955,196
TETRA Technologies, Inc. (a)	143,600	2,211,440
Union Drilling, Inc. (a)	50,000	512,500

		20,408,352

Pharmaceuticals — 0.4%
Inspire Pharmaceuticals, Inc. (a)	172,580	683,417
Par Pharmaceutical Cos., Inc. (a)	23,435	728,360
ViroPharma, Inc. (a)	47,330	941,867

		2,353,644

	Number of Shares	Value
Pipelines — 0.3%
ONEOK, Inc.	21,900	$1,464,672

Real Estate Investment Trusts (REITS) — 7.2%
Acadia Realty Trust	87,200	1,649,824
American Campus Communities, Inc.	51,595	1,702,635
CBL & Associates Properties, Inc.	224,800	3,916,016
Cedar Shopping Centers, Inc.	101,600	612,648
DiamondRock Hospitality Co.	151,150	1,688,345
First Potomac Realty Trust	274,600	4,324,950
Hersha Hospitality Trust	281,700	1,673,298
Highwoods Properties, Inc.	24,225	848,117
Kilroy Realty Corp.	77,700	3,017,091
LaSalle Hotel Properties	94,000	2,538,000
Lexington Realty Trust	164,450	1,537,608
LTC Properties, Inc.	58,245	1,650,663
Medical Properties Trust, Inc.	101,800	1,177,826
MFA Financial, Inc.	178,650	1,464,930
National Retail Properties, Inc.	67,605	1,766,519
Parkway Properties, Inc.	31,100	528,700
Pebblebrook Hotel Trust	93,900	2,079,885
Starwood Property Trust, Inc.	79,175	1,765,602
Summit Hotel Properties, Inc. (a)	212,850	2,115,729
Sun Communities, Inc.	52,820	1,883,033
Sunstone Hotel Investors, Inc. (a)	98,950	1,008,301
Washington Real Estate Investment Trust	80,400	2,499,636

		41,449,356

Retail — 3.8%
Asbury Automotive Group, Inc. (a)	86,590	1,601,049
Bebe Stores, Inc.	119,900	701,415
Build-A-Bear Workshop, Inc. (a)	83,460	504,933
Cash America International, Inc.	41,011	1,888,556
Dillard’s, Inc. Class A	22,400	898,688
The Finish Line, Inc. Class A	77,675	1,541,849
Fred’s, Inc. Class A	85,100	1,133,532
Haverty Furniture Cos., Inc.	101,300	1,343,238
Hot Topic, Inc.	218,800	1,247,160
Insight Enterprises, Inc. (a)	87,085	1,483,058
MarineMax, Inc. (a)	87,100	858,806
The Men’s Wearhouse, Inc.	70,100	1,896,906
The Pantry, Inc. (a)	102,300	1,517,109
Phillips-Van Heusen Corp.	26,800	1,742,804
PriceSmart, Inc.	2,700	98,928
School Specialty, Inc. (a)	39,510	564,993
Stein Mart, Inc.	160,400	1,621,644
The Wet Seal, Inc. Class A (a)	295,685	1,265,532

		21,910,200

Savings & Loans — 1.3%
Astoria Financial Corp.	68,150	979,316
Dime Community Bancshares, Inc.	70,935	1,047,001
First Niagara Financial Group, Inc.	104,760	1,422,641
Flushing Financial Corp.	101,635	1,514,361

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Provident Financial Services, Inc.	74,100	$1,096,680
Washington Federal, Inc.	91,445	1,585,656

		7,645,655

Semiconductors — 1.3%
ATMI, Inc. (a)	46,300	874,144
Brooks Automation, Inc. (a)	97,000	1,331,810
Cabot Microelectronics Corp. (a)	29,100	1,520,475
International Rectifier Corp. (a)	45,100	1,491,006
Teradyne, Inc. (a)	127,200	2,265,432

		7,482,867

Software — 1.8%
Accelrys, Inc. (a)	67,884	543,072
Blackboard, Inc. (a)	19,100	692,184
CSG Systems International, Inc. (a)	37,495	747,650
Progress Software Corp. (a)	127,950	3,722,066
SYNNEX Corp. (a)	61,700	2,019,441
Take-Two Interactive Software, Inc. (a)	84,000	1,291,080
VeriFone Systems, Inc. (a)	20,285	1,114,661

		10,130,154

Telecommunications — 2.5%
Anixter International, Inc.	17,575	1,228,317
Arris Group, Inc. (a)	90,300	1,150,422
Black Box Corp.	42,680	1,500,202
Finisar Corp. (a)	50,149	1,233,665
Ixia (a)	143,000	2,270,840
NICE Systems Ltd. Sponsored ADR (Israel) (a)	37,955	1,402,058
Oclaro, Inc. (a)	60,440	695,664
Premiere Global Services, Inc. (a)	146,000	1,112,520
SBA Communications Corp. Class A (a)	24,500	972,160
Sonus Networks, Inc. (a)	332,900	1,251,704
Symmetricom, Inc. (a)	86,430	529,816
ViaSat, Inc. (a)	28,825	1,148,388

		14,495,756

Textiles — 0.4%
Culp, Inc. (a)	57,200	530,816
G&K Services, Inc. Class A	55,500	1,845,375

		2,376,191

Toys, Games & Hobbies — 0.2%
JAKKS Pacific, Inc. (a)	53,315	1,031,645

	Number of Shares	Value
Transportation — 4.9%
Air Transport Services Group, Inc. (a)	168,325	$1,422,346
Bristow Group, Inc. (a)	20,900	988,570
Eagle Bulk Shipping, Inc. (a)	207,975	773,667
Genesee & Wyoming, Inc. Class A (a)	83,900	4,882,980
GulfMark Offshore, Inc. Class A (a)	17,075	760,008
Hub Group, Inc. Class A (a)	47,965	1,735,854
Kirby Corp. (a)	82,600	4,732,154
Knight Transportation, Inc.	66,200	1,274,350
Landstar System, Inc.	113,300	5,175,544
Overseas Shipholding Group, Inc.	19,700	633,158
RailAmerica, Inc. (a)	75,125	1,280,130
Seaspan Corp.	128,225	2,493,976
UTI Worldwide, Inc.	110,500	2,236,520

		28,389,257

TOTAL COMMON STOCK (Cost $448,243,097)		558,408,582

CONVERTIBLE PREFERRED STOCK — 0.5%
Banks — 0.3%
East West Bancorp, Inc., Series A 8.000%	1,183	1,821,820

Insurance — 0.2%
Assured Guaranty Ltd. 8.500%	19,700	1,235,052

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $2,169,531)		3,056,872

TOTAL EQUITIES (Cost $450,412,628)		561,465,454

MUTUAL FUNDS — 0.4%
Diversified Financial — 0.4%
iShares Russell 2000 Value Index Fund	19,000	1,432,220
T. Rowe Price Reserve Investment Fund	576,119	576,119

		2,008,339

TOTAL MUTUAL FUNDS (Cost $1,800,098)		2,008,339

TOTAL LONG-TERM INVESTMENTS (Cost $452,212,726)		563,473,793

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$18,023,414	$18,023,414

TOTAL SHORT-TERM INVESTMENTS (Cost $18,023,414)		18,023,414

TOTAL INVESTMENTS — 100.5% (Cost $470,236,140) (c)		581,497,207

Other Assets/(Liabilities) — (0.5)%		(2,871,339)

NET ASSETS — 100.0%		$578,625,868

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $18,023,419. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 8/15/39 – 11/15/40, and an aggregate market value, including accrued interest, of $18,388,029.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

Common Stock — 99.1%
Advertising — 0.7%
The Interpublic Group of Companies, Inc.	36,770	$462,199

Aerospace & Defense — 0.5%
Goodrich Corp.	3,850	329,290

Apparel — 0.5%
Under Armour, Inc. Class A (a)	5,600	381,080

Auto Manufacturers — 0.7%
Navistar International Corp. (a)	6,600	457,578

Automotive & Parts — 0.6%
BorgWarner, Inc. (a)	3,190	254,211
TRW Automotive Holdings Corp. (a)	3,420	188,374

		442,585

Banks — 0.5%
M&T Bank Corp.	3,540	313,184

Beverages — 2.7%
Green Mountain Coffee Roasters, Inc. (a)	26,750	1,728,318
Hansen Natural Corp. (a)	3,140	189,122

		1,917,440

Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc. (a)	3,940	388,799
Charles River Laboratories International, Inc. (a)	4,980	191,133
Illumina, Inc. (a)	2,960	207,407
Regeneron Pharmaceuticals, Inc. (a)	3,200	143,808
Sequenom, Inc. (a)	752	4,760
Vertex Pharmaceuticals, Inc. (a)	2,730	130,849

		1,066,756

Building Materials — 0.5%
Owens Corning, Inc. (a)	9,350	336,506

Chemicals — 1.7%
CF Industries Holdings, Inc.	4,240	579,990
LyondellBasell Industries NV Class A (a)	6,460	255,493
Methanex Corp.	12,400	387,252

		1,222,735

Coal — 1.5%
Alpha Natural Resources, Inc. (a)	5,670	336,628
CONSOL Energy, Inc.	7,320	392,571
Walter Energy, Inc.	2,400	325,032

		1,054,231

Commercial Services — 8.3%
Anhanguera Educacional Participacoes SA	15,500	379,561

	Number of Shares	Value
Corrections Corporation of America (a)	12,720	$310,368
Estacio Participacoes SA	28,500	462,592
Gartner, Inc. (a)	6,400	266,688
Genpact Ltd. (a)	18,500	267,880
The Geo Group, Inc. (a)	12,200	312,808
Great American Group, Inc. (a)	43,800	13,140
Localiza Rent a Car SA	25,200	404,398
Manpower, Inc.	9,440	593,587
Pharmaceutical Product Development, Inc.	17,000	471,070
SuccessFactors, Inc. (a)	20,270	792,354
United Rentals, Inc. (a)	11,500	382,720
Weight Watchers International, Inc.	2,400	168,240
Western Union Co.	39,220	814,599
Xueda Education Group Sponsored ADR (Cayman Islands) (a)	17,000	162,520

		5,802,525

Computers — 3.5%
Cadence Design Systems, Inc. (a)	44,100	429,975
Cognizant Technology Solutions Corp. Class A (a)	4,140	336,996
Fortinet, Inc. (a)	8,720	383,680
RealD, Inc. (a)	13,800	377,568
Riverbed Technology, Inc. (a)	4,170	157,000
SanDisk Corp. (a)	8,100	373,329
Teradata Corp. (a)	7,400	375,180

		2,433,728

Distribution & Wholesale — 0.8%
LKQ Corp. (a)	13,800	332,580
WESCO International, Inc. (a)	4,110	256,875

		589,455

Diversified Financial — 2.4%
Discover Financial Services	11,020	265,802
Higher One Holdings, Inc. (a)	4,712	68,088
IntercontinentalExchange, Inc. (a)	2,040	252,022
Invesco Ltd.	24,500	626,220
T. Rowe Price Group, Inc.	6,930	460,291

		1,672,423

Electronics — 2.8%
Agilent Technologies, Inc. (a)	8,350	373,913
Cymer, Inc. (a)	6,700	379,086
Gentex Corp.	11,300	341,825
Jabil Circuit, Inc.	22,920	468,256
Waters Corp. (a)	4,500	391,050

		1,954,130

Energy – Alternate Sources — 0.1%
SunPower Corp. Class A (a)	5,850	100,269

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 1.7%
Aecom Technology Corp. (a)	17,900	$496,367
Fluor Corp.	3,900	287,274
Foster Wheeler AG (a)	10,400	391,248

		1,174,889

Foods — 1.6%
The Fresh Market, Inc. (a)	5,700	215,118
Whole Foods Market, Inc.	14,110	929,849

		1,144,967

Forest Products & Paper — 0.2%
Temple-Inland, Inc.	6,240	146,016

Gas — 0.2%
Energen Corp.	2,450	154,644

Hand & Machine Tools — 0.4%
Stanley Black & Decker, Inc.	3,600	275,760

Health Care – Products — 4.0%
Edwards Lifesciences Corp. (a)	7,400	643,800
Gen-Probe, Inc. (a)	8,000	530,800
HeartWare International, Inc. (a)	3,400	290,802
Hologic, Inc. (a)	26,900	597,180
Intuitive Surgical, Inc. (a)	880	293,445
Varian Medical Systems, Inc. (a)	3,930	265,825
Zoll Medical Corp. (a)	4,100	183,721

		2,805,573

Health Care – Services — 1.3%
AMERIGROUP Corp. (a)	4,260	273,705
Laboratory Corporation of America Holdings (a)	2,640	243,223
Universal Health Services, Inc. Class B	7,970	393,798

		910,726

Holding Company – Diversified — 0.4%
Justice Holdings Ltd. (a)	16,955	268,592

Home Builders — 0.3%
Thor Industries, Inc.	7,100	236,927

Home Furnishing — 1.3%
Tempur-Pedic International, Inc. (a)	17,930	908,334

Household Products — 0.5%
Jarden Corp.	9,320	331,512

Insurance — 1.0%
Aon Corp.	8,500	450,160
Unum Group	10,740	281,925

		732,085

Internet — 6.1%
Akamai Technologies, Inc. (a)	12,200	463,600
BroadSoft, Inc. (a)	6,000	286,140
F5 Networks, Inc. (a)	4,340	445,154
MercadoLibre, Inc.	1,830	149,383

	Number of Shares	Value
Netflix, Inc. (a)	1,650	$391,594
OpenTable, Inc. (a)	3,290	349,892
Priceline.com, Inc. (a)	1,900	962,236
Shutterfly, Inc. (a)	2,800	146,608
SINA Corp. (a)	2,805	300,247
TIBCO Software, Inc. (a)	28,310	771,447

		4,266,301

Investment Companies — 0.3%
Vallar PLC (a)	10,436	209,973

Iron & Steel — 0.9%
Cliffs Natural Resources, Inc.	4,360	428,501
United States Steel Corp.	3,450	186,093

		614,594

Leisure Time — 1.5%
Brunswick Corp.	21,100	536,573
Royal Caribbean Cruises Ltd. (a)	5,860	241,784
WMS Industries, Inc. (a)	7,360	260,176

		1,038,533

Lodging — 1.6%
MGM Resorts International (a)	16,220	213,293
Starwood Hotels & Resorts Worldwide, Inc.	8,690	505,063
Wynn Resorts Ltd.	3,020	384,295

		1,102,651

Machinery – Construction & Mining — 1.3%
Ingersoll-Rand PLC	6,200	299,522
Joy Global, Inc.	6,360	628,432

		927,954

Machinery – Diversified — 2.4%
AGCO Corp. (a)	5,440	299,037
Cummins, Inc.	5,310	582,082
FLSmidth & Co. A/S	5,325	453,294
Rockwell Automation, Inc.	3,650	345,472

		1,679,885

Manufacturing — 0.5%
Parker Hannifin Corp.	3,620	342,742

Media — 0.4%
Demand Media, Inc. (a)	11,300	266,115

Mining — 0.2%
Silver Wheaton Corp.	3,610	156,530

Oil & Gas — 4.1%
Cabot Oil & Gas Corp.	7,700	407,869
Cimarex Energy Co.	4,150	478,246
Cobalt International Energy, Inc. (a)	6,600	110,946
Concho Resources, Inc. (a)	4,840	519,332
Ensco PLC Sponsored ADR (United Kingdom)	6,000	347,040
Karoon Gas Australia Ltd. (a)	13,876	102,670

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
QEP Resources, Inc.	6,520	$264,321
Southwestern Energy Co. (a)	9,400	403,918
Whiting Petroleum Corp. (a)	3,160	232,102

		2,866,444

Oil & Gas Services — 0.7%
Cameron International Corp. (a)	8,820	503,622

Pharmaceuticals — 4.6%
AmerisourceBergen Corp.	9,730	384,919
Amylin Pharmaceuticals, Inc. (a)	5,300	60,261
Auxilium Pharmaceuticals, Inc. (a)	8,800	188,936
Cardinal Health, Inc.	8,600	353,718
Mead Johnson Nutrition Co.	3,920	227,085
Onyx Pharmaceuticals, Inc. (a)	3,760	132,277
Perrigo Co.	3,340	265,597
Salix Pharmaceuticals Ltd. (a)	5,700	199,671
SXC Health Solutions Corp. (a)	8,310	455,388
United Therapeutics Corp. (a)	3,790	254,006
Valeant Pharmaceuticals International, Inc.	8,370	416,910
Watson Pharmaceuticals, Inc. (a)	5,730	320,937

		3,259,705

Real Estate — 0.6%
CB Richard Ellis Group, Inc. Class A (a)	16,270	434,409

Retail — 9.4%
Abercrombie & Fitch Co. Class A	12,720	746,664
Advance Auto Parts, Inc.	5,750	377,315
Big Lots, Inc. (a)	8,900	386,527
The Cheesecake Factory, Inc. (a)	10,770	324,069
Coach, Inc.	13,900	723,356
Columbia Sportswear Co.	5,600	332,752
Dick’s Sporting Goods, Inc. (a)	16,000	639,680
Domino’s Pizza UK & IRL PLC	55,333	380,136
Guess?, Inc.	4,140	162,909
Hanesbrands, Inc. (a)	16,700	451,568
Nordstrom, Inc.	9,950	446,556
Pandora A/S (a)	5,445	276,990
Ross Stores, Inc.	5,100	362,712
SA SA International Holdings Ltd.	348,000	177,392
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,950	382,633
Williams-Sonoma, Inc.	10,500	425,250

		6,596,509

Semiconductors — 9.6%
Aeroflex Holding Corp. (a)	10,010	182,282
Altera Corp.	5,740	252,675
ASML Holding NV (a)	11,120	494,840
Broadcom Corp. Class A	17,540	690,725
Cavium Networks, Inc. (a)	10,000	449,300
Cree, Inc. (a)	2,600	120,016
Cypress Semiconductor Corp. (a)	41,580	805,821

	Number of Shares	Value
Lam Research Corp. (a)	4,380	$248,171
Marvell Technology Group Ltd. (a)	20,300	315,665
Netlogic Microsystems, Inc. (a)	11,270	473,565
NVIDIA Corp. (a)	31,060	573,368
NXP Semiconductor NV (a)	19,860	595,800
Rovi Corp. (a)	4,040	216,746
Skyworks Solutions, Inc. (a)	21,600	700,272
Varian Semiconductor Equipment Associates, Inc. (a)	13,120	638,550

		6,757,796

Software — 4.1%
Allscripts Healthcare Solutions, Inc. (a)	20,900	438,691
Citrix Systems, Inc. (a)	5,300	389,338
Concur Technologies, Inc. (a)	7,500	415,875
Informatica Corp. (a)	4,700	245,481
Salesforce.com, Inc. (a)	5,940	793,465
SEI Investments Co.	14,500	346,260
VeriFone Systems, Inc. (a)	4,850	266,508

		2,895,618

Telecommunications — 6.4%
AAC Acoustic Technologies Holdings, Inc.	72,000	194,828
Acme Packet, Inc. (a)	10,710	759,982
ADTRAN, Inc.	12,000	509,520
Aruba Networks, Inc. (a)	27,530	931,615
Ciena Corp. (a)	8,860	230,006
DigitalGlobe, Inc. (a)	10,600	297,118
Finisar Corp. (a)	10,400	255,840
Juniper Networks, Inc. (a)	7,840	329,907
NII Holdings, Inc. (a)	5,660	235,852
Polycom, Inc. (a)	14,400	746,640

		4,491,308

Transportation — 2.2%
Con-way, Inc.	8,700	341,823
Expeditors International of Washington, Inc.	5,200	260,728
J.B. Hunt Transport Services, Inc.	7,600	345,192
Swift Transporation Co. (a)	19,100	280,770
United Continental Holdings, Inc. (a)	14,744	338,964

		1,567,477

TOTAL COMMON STOCK (Cost $53,236,055)		69,604,305

TOTAL EQUITIES (Cost $53,236,055)		69,604,305

TOTAL LONG-TERM INVESTMENTS (Cost $53,236,055)		69,604,305

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.1%

Repurchase Agreement — 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$2,141,482	$2,141,482

TOTAL SHORT-TERM INVESTMENTS (Cost $2,141,482)		2,141,482

TOTAL INVESTMENTS — 102.2% (Cost $55,377,537) (c)		71,745,787

Other Assets/(Liabilities) — (2.2)%		(1,526,322)

NET ASSETS — 100.0%		$70,219,465

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,141,483. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 4.000%, maturity dates ranging from 8/15/39 – 11/25/40, and an aggregate market value, including accrued interest, of $2,185,740.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.1%

COMMON STOCK — 96.1%
Advertising — 0.8%
Lamar Advertising Co. Class A (a)	359,000	$13,261,460

Aerospace & Defense — 1.6%
Alliant Techsystems, Inc.	9,300	657,231
BE Aerospace, Inc. (a)	192,600	6,843,078
Goodrich Corp.	89,000	7,612,170
Rockwell Collins, Inc.	199,000	12,901,170

		28,013,649

Airlines — 0.2%
Alaska Air Group, Inc. (a)	56,100	3,557,862

Apparel — 0.2%
The Warnaco Group, Inc. (a)	64,200	3,671,598

Auto Manufacturers — 0.3%
Navistar International Corp. (a)	61,500	4,263,795

Automotive & Parts — 1.1%
Autoliv, Inc.	35,900	2,664,857
Tenneco, Inc. (a)	67,800	2,878,110
WABCO Holdings, Inc. (a)	206,000	12,697,840

		18,240,807

Banks — 1.1%
Fifth Third Bancorp	285,000	3,955,800
Popular, Inc. (a)	967,000	2,813,970
SunTrust Banks, Inc.	158,000	4,556,720
TCF Financial Corp.	443,000	7,025,980

		18,352,470

Beverages — 0.3%
Hansen Natural Corp. (a)	98,500	5,932,655

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc. (a)	81,000	7,993,080
Human Genome Sciences, Inc. (a)	351,000	9,634,950
Illumina, Inc. (a)	163,800	11,477,466
Regeneron Pharmaceuticals, Inc. (a)	158,000	7,100,520
Vertex Pharmaceuticals, Inc. (a)	111,000	5,320,230

		41,526,246

Building Materials — 0.2%
Lennox International, Inc.	66,900	3,517,602

Chemicals — 0.5%
FMC Corp.	29,300	2,488,449
Rockwood Holdings, Inc. (a)	118,000	5,807,960

		8,296,409

Coal — 1.6%
Alpha Natural Resources, Inc. (a)	80,000	4,749,600
CONSOL Energy, Inc.	306,200	16,421,506
Peabody Energy Corp.	79,000	5,684,840

		26,855,946

	Number of Shares	Value
Commercial Services — 6.4%
Alliance Data Systems Corp. (a)	67,700	$5,814,753
Gartner, Inc. (a)	384,000	16,001,280
Global Payments, Inc.	336,000	16,437,120
Hertz Global Holdings, Inc. (a)	884,000	13,816,920
Manpower, Inc.	130,000	8,174,400
Moody’s Corp.	123,300	4,181,103
Quanta Services, Inc. (a)	639,000	14,332,770
Robert Half International, Inc.	360,000	11,016,000
Verisk Analytics, Inc. Class A (a)	196,000	6,420,960
Western Union Co.	703,000	14,601,310

		110,796,616

Computers — 2.6%
Cognizant Technology Solutions Corp. Class A (a)	38,600	3,142,040
IHS, Inc. Class A (a)	278,100	24,681,375
MICROS Systems, Inc. (a)	190,000	9,391,700
NetApp, Inc. (a)	66,800	3,218,424
Teradata Corp. (a)	65,700	3,330,990

		43,764,529

Distribution & Wholesale — 1.5%
Fastenal Co.	241,000	15,624,030
LKQ Corp. (a)	251,600	6,063,560
WESCO International, Inc. (a)	51,100	3,193,750

		24,881,340

Diversified Financial — 3.0%
Apollo Global Management LLC Class A (a)	9,200	165,600
CBOE Holdings, Inc.	205,000	5,938,850
Eaton Vance Corp.	221,000	7,125,040
Interactive Brokers Group, Inc. Class A	155,000	2,462,950
IntercontinentalExchange, Inc. (a)	74,000	9,141,960
NYSE Euronext	96,000	3,376,320
Raymond James Financial, Inc.	158,200	6,049,568
T. Rowe Price Group, Inc.	50,000	3,321,000
TD Ameritrade Holding Corp.	575,000	12,000,250
Waddell & Reed Financial, Inc. Class A	50,500	2,050,805

		51,632,343

Electric — 0.9%
Calpine Corp. (a)	1,001,000	15,885,870

Electrical Components & Equipment — 2.7%
A123 Systems, Inc. (a)	158,000	1,003,300
AMETEK, Inc.	701,600	30,779,192
The Babcock & Wilcox Co. (a)	428,000	14,286,640

		46,069,132

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 4.0%
Agilent Technologies, Inc. (a)	103,400	$4,630,252
Amphenol Corp. Class A	92,400	5,025,636
Dolby Laboratories, Inc. Class A (a)	238,000	11,711,980
FLIR Systems, Inc.	323,000	11,179,030
Jabil Circuit, Inc.	155,200	3,170,736
TE Connectivity Ltd.	111,800	3,892,876
Trimble Navigation Ltd. (a)	288,000	14,555,520
Waters Corp. (a)	160,000	13,904,000

		68,070,030

Energy – Alternate Sources — 0.4%
First Solar, Inc. (a)	38,000	6,111,920

Engineering & Construction — 2.1%
Chicago Bridge & Iron Co. NV	154,500	6,281,970
Foster Wheeler AG (a)	193,300	7,271,946
McDermott International, Inc. (a)	890,500	22,609,795

		36,163,711

Entertainment — 0.1%
Madison Square Garden, Inc. Class A (a)	86,000	2,321,140

Environmental Controls — 0.1%
Waste Connections, Inc.	77,500	2,231,225

Foods — 0.6%
Whole Foods Market, Inc.	159,000	10,478,100

Health Care – Products — 4.8%
Bruker Corp. (a)	428,000	8,923,800
C.R. Bard, Inc.	127,000	12,612,370
CareFusion Corp. (a)	416,000	11,731,200
The Cooper Cos., Inc.	95,000	6,597,750
Edwards Lifesciences Corp. (a)	126,700	11,022,900
Henry Schein, Inc. (a)	208,000	14,595,360
IDEXX Laboratories, Inc. (a)	127,000	9,806,940
QIAGEN NV (a)	364,000	7,298,200

		82,588,520

Health Care – Services — 2.4%
Community Health Systems, Inc. (a)	352,000	14,076,480
Covance, Inc. (a)	256,000	14,008,320
DaVita, Inc. (a)	51,400	4,395,214
Laboratory Corporation of America Holdings (a)	79,000	7,278,270
MEDNAX, Inc. (a)	33,400	2,224,774

		41,983,058

Home Furnishing — 0.3%
Harman International Industries, Inc.	115,600	5,412,392

Insurance — 2.1%
Aon Corp.	224,000	11,863,040
HCC Insurance Holdings, Inc.	215,000	6,731,650
Principal Financial Group, Inc.	320,000	10,275,200
W.R. Berkley Corp.	235,000	7,569,350

		36,439,240

	Number of Shares	Value
Internet — 2.5%
Akamai Technologies, Inc. (a)	32,000	$1,216,000
Ariba, Inc. (a)	100,100	3,417,414
Check Point Software Technologies Ltd. (a)	61,600	3,144,680
Equinix, Inc. (a)	63,000	5,739,300
Expedia, Inc.	312,000	7,069,920
Liberty Media Corp. – Interactive Class A (a)	569,000	9,126,760
Rackspace Hosting, Inc. (a)	111,000	4,756,350
TIBCO Software, Inc. (a)	158,000	4,305,500
WebMD Health Corp. (a)	63,000	3,365,460

		42,141,384

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	44,500	3,013,540

Leisure Time — 0.2%
Harley-Davidson, Inc.	92,300	3,921,827

Lodging — 1.6%
Choice Hotels International, Inc.	146,000	5,672,100
Marriott International, Inc. Class A	384,000	13,662,720
Starwood Hotels & Resorts Worldwide, Inc.	77,000	4,475,240
Wynn Resorts Ltd.	25,000	3,181,250

		26,991,310

Machinery – Construction & Mining — 0.3%
Ingersoll-Rand PLC	113,000	5,459,030

Machinery – Diversified — 3.2%
CNH Global NV (a)	58,100	2,820,755
Gardner Denver, Inc.	219,000	17,088,570
IDEX Corp.	288,000	12,571,200
Roper Industries, Inc.	222,000	19,194,120
Wabtec Corp.	40,000	2,713,200

		54,387,845

Manufacturing — 1.7%
Acuity Brands, Inc.	8,700	508,863
Cooper Industries PLC	91,700	5,951,330
Crane Co.	64,000	3,099,520
Danaher Corp.	62,000	3,217,800
Pall Corp.	84,700	4,879,567
Textron, Inc.	416,000	11,394,240

		29,051,320

Media — 3.4%
Cablevision Systems Corp. Class A	309,802	10,722,247
Discovery Communications, Inc. Series A (a)	323,500	12,907,650
Discovery Communications, Inc. Series C (a)	226,000	7,957,460
FactSet Research Systems, Inc.	111,000	11,625,030
Liberty Media Corp. – Starz Series A (a)	95,000	7,372,000

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nielsen Holdings NV (a)	165,000	$4,506,150
Scripps Networks Interactive Class A	82,200	4,117,398

		59,207,935

Mining — 1.6%
Agnico-Eagle Mines Ltd.	215,000	14,265,250
Franco-Nevada Corp.	253,000	9,287,540
HudBay Minerals, Inc.	258,000	4,207,980

		27,760,770

Oil & Gas — 5.2%
Cabot Oil & Gas Corp.	53,900	2,855,083
Concho Resources, Inc. (a)	92,000	9,871,600
Continental Resources, Inc. (a)	184,400	13,179,068
EQT Corp.	256,000	12,774,400
InterOil Corp. (a)	69,700	5,202,408
QEP Resources, Inc.	191,000	7,743,140
Range Resources Corp.	288,000	16,836,480
SM Energy Co.	128,000	9,496,320
Ultra Petroleum Corp. (a)	224,000	11,032,000

		88,990,499

Oil & Gas Services — 1.2%
FMC Technologies, Inc. (a)	94,000	8,881,120
Superior Energy Services, Inc. (a)	92,000	3,772,000
Trican Well Service Ltd. (b)	70,600	1,594,053
Trican Well Service Ltd.	310,400	7,008,412

		21,255,585

Packaging & Containers — 0.2%
Crown Holdings, Inc. (a)	92,400	3,564,792

Pharmaceuticals — 5.1%
BioMarin Pharmaceutical, Inc. (a)	127,000	3,191,510
Catalyst Health Solutions, Inc. (a)	56,500	3,160,045
Cephalon, Inc. (a)	224,000	16,974,720
DENTSPLY International, Inc.	320,000	11,836,800
Elan Corp. PLC Sponsored ADR (Ireland) (a)	442,000	3,040,960
Hospira, Inc. (a)	64,200	3,543,840
Perrigo Co.	38,500	3,061,520
Shire PLC Sponsored ADR (United Kingdom)	51,400	4,476,940
SXC Health Solutions Corp. (a)	59,000	3,233,200
Theravance, Inc. (a)	190,000	4,601,800
United Therapeutics Corp. (a)	100,700	6,748,914
Valeant Pharmaceuticals International, Inc.	360,000	17,931,600
Watson Pharmaceuticals, Inc. (a)	104,100	5,830,641

		87,632,490

Real Estate — 0.4%
CB Richard Ellis Group, Inc. Class A (a)	239,700	6,399,990
Jones Lang LaSalle, Inc.	10,000	997,400

		7,397,390

	Number of Shares	Value
Retail — 7.8%
Bed Bath & Beyond, Inc. (a)	206,600	$9,972,582
CarMax, Inc. (a)	454,000	14,573,400
Chico’s FAS, Inc.	146,400	2,181,360
Chipotle Mexican Grill, Inc. (a)	48,000	13,073,760
Coach, Inc.	124,000	6,452,960
Dollar General Corp. (a)	538,000	16,866,300
Dollar Tree, Inc. (a)	70,600	3,919,712
MSC Industrial Direct Co., Inc. Class A	150,000	10,270,500
O’Reilly Automotive, Inc. (a)	262,100	15,060,266
Panera Bread Co. Class A (a)	51,000	6,477,000
Shoppers Drug Mart Corp. (b)	38,000	1,562,331
Shoppers Drug Mart Corp.	319,000	13,115,359
Starbucks Corp.	265,700	9,817,615
Tiffany & Co.	38,500	2,365,440
Tim Hortons, Inc.	142,000	6,434,020
Tractor Supply Co.	38,500	2,304,610

		134,447,215

Savings & Loans — 0.2%
BankUnited, Inc.	104,000	2,985,840

Semiconductors — 7.3%
Altera Corp.	159,000	6,999,180
Analog Devices, Inc.	69,300	2,729,034
Cree, Inc. (a)	127,000	5,862,320
Intersil Corp. Class A	525,000	6,536,250
Marvell Technology Group Ltd. (a)	447,000	6,950,850
MEMC Electronic Materials, Inc. (a)	540,000	6,998,400
Microchip Technology, Inc.	297,000	11,288,970
National Semiconductor Corp.	573,000	8,216,820
NVIDIA Corp. (a)	510,000	9,414,600
ON Semiconductor Corp. (a)	236,000	2,329,320
PMC-Sierra, Inc. (a)	276,000	2,070,000
Rovi Corp. (a)	327,600	17,575,740
Silicon Laboratories, Inc. (a)	174,000	7,518,540
Skyworks Solutions, Inc. (a)	289,600	9,388,832
TriQuint Semiconductor, Inc. (a)	229,300	2,960,263
Varian Semiconductor Equipment Associates, Inc. (a)	95,000	4,623,650
Xilinx, Inc.	447,000	14,661,600

		126,124,369

Software — 5.0%
Cerner Corp. (a)	15,900	1,768,080
Concur Technologies, Inc. (a)	64,000	3,548,800
Electronic Arts, Inc. (a)	286,000	5,585,580
Fiserv, Inc. (a)	270,000	16,934,400
Intuit, Inc. (a)	71,100	3,775,410
MSCI, Inc. Class A (a)	382,000	14,065,240
Nuance Communications, Inc. (a)	901,300	17,629,428
Red Hat, Inc. (a)	287,000	13,026,930
Solera Holdings, Inc.	86,000	4,394,600

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
VeriFone Systems, Inc. (a)	102,700	$5,643,365

		86,371,833

Telecommunications — 3.9%
ADTRAN, Inc.	101,300	4,301,198
Atheros Communications, Inc. (a)	155,000	6,920,750
Crown Castle International Corp. (a)	92,400	3,931,620
JDS Uniphase Corp. (a)	952,000	19,839,680
Juniper Networks, Inc. (a)	409,400	17,227,552
Motorola Mobility Holdings, Inc. (a)	318,000	7,759,200
NII Holdings, Inc. (a)	105,300	4,387,851
RF Micro Devices, Inc. (a)	309,100	1,981,331

		66,349,182

Transportation — 0.8%
Hub Group, Inc. Class A (a)	123,300	4,462,227
UTI Worldwide, Inc.	453,600	9,180,864

		13,643,091

TOTAL COMMON STOCK (Cost $1,152,314,547)		1,651,016,912

TOTAL EQUITIES (Cost $1,152,314,547)		1,651,016,912

MUTUAL FUNDS — 0.7%
Diversified Financial — 0.7%
T. Rowe Price Government Reserve Investment Fund	11,812,648	11,812,648

TOTAL MUTUAL FUNDS (Cost $11,812,648)		11,812,648

TOTAL LONG-TERM INVESTMENTS (Cost $1,164,127,195)		1,662,829,560

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.3%
Repurchase Agreement — 3.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (c)	$57,098,119	$57,098,119

TOTAL SHORT-TERM INVESTMENTS (Cost $57,098,119)		57,098,119

TOTAL INVESTMENTS — 100.1% (Cost $1,221,225,314) (d)		1,719,927,679

Other Assets/(Liabilities) — (0.1)%		(888,420)

NET ASSETS — 100.0%		$1,719,039,259

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $3,156,384 or 0.18% of net assets.
(c)	Maturity value of $57,098,135. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 8/15/39 – 9/25/39, and an aggregate market value, including accrued interest, of $58,244,138.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Advertising — 0.4%
APAC Customer Services, Inc. (a)	344,600	$2,071,046
Harte-Hanks, Inc.	104,500	1,243,550

		3,314,596

Aerospace & Defense — 0.5%
Cubic Corp.	34,900	2,006,750
Orbital Sciences Corp. (a)	1,400	26,488
Teledyne Technologies, Inc. (a)	48,100	2,487,251

		4,520,489

Airlines — 0.4%
Copa Holdings SA Class A	40,280	2,126,784
JetBlue Airways Corp. (a)	301,490	1,890,342

		4,017,126

Apparel — 2.4%
Under Armour, Inc. Class A (a)	320,481	21,808,732

Automotive & Parts — 0.8%
Commercial Vehicle Group, Inc. (a)	77,100	1,375,464
Meritor, Inc. (a)	263,290	4,468,031
Tenneco, Inc. (a)	42,600	1,808,370

		7,651,865

Banks — 1.2%
Boston Private Financial Holdings, Inc.	314,800	2,225,636
CVB Financial Corp.	227,900	2,121,749
International Bancshares Corp.	101,600	1,863,344
MB Financial, Inc.	92,294	1,934,482
PacWest Bancorp	86,100	1,872,675
Synovus Financial Corp.	401,400	963,360

		10,981,246

Beverages — 1.6%
Boston Beer Co., Inc. Class A (a)	77,000	7,131,740
Cott Corp. (a)	162,700	1,366,680
Green Mountain Coffee Roasters, Inc. (a)	96,170	6,213,544

		14,711,964

Biotechnology — 1.3%
Exelixis, Inc. (a)	214,000	2,418,200
Incyte Corp. (a)	148,020	2,346,117
Regeneron Pharmaceuticals, Inc. (a)	96,440	4,334,014
Seattle Genetics, Inc. (a)	202,200	3,148,254
Sequenom, Inc. (a)	3,138	19,863

		12,266,448

Building Materials — 0.7%
Eagle Materials, Inc.	52,700	1,594,702
Lennox International, Inc.	50,100	2,634,258
Trex Co., Inc. (a)	67,819	2,212,256

		6,441,216

	Number of Shares	Value
Chemicals — 1.0%
Ferro Corp. (a)	134,600	$2,233,014
Methanex Corp.	161,790	5,052,702
Olin Corp.	80,900	1,854,228

		9,139,944

Coal — 0.2%
James River Coal Co. (a)	57,100	1,380,107

Commercial Services — 6.2%
The Advisory Board Co. (a)	55,830	2,875,245
AerCap Holdings NV (a)	133,224	1,674,625
Capella Education Co. (a)	109,315	5,442,794
Convergys Corp. (a)	174,000	2,498,640
Corrections Corporation of America (a)	70,060	1,709,464
CoStar Group, Inc. (a)	129,400	8,110,792
Estacio Participacoes SA	148,840	2,415,864
Forrester Research, Inc.	51,800	1,983,422
Gartner, Inc. (a)	30,300	1,262,601
The Geo Group, Inc. (a)	75,030	1,923,769
Green Dot Corp. Class A (a)	20,810	892,957
Healthspring, Inc. (a)	66,900	2,500,053
HMS Holdings Corp. (a)	27,695	2,266,836
Huron Consulting Group, Inc. (a)	86,900	2,406,261
Localiza Rent a Car SA	134,420	2,157,109
PAREXEL International Corp. (a)	55,290	1,376,721
Pharmaceutical Product Development, Inc.	116,870	3,238,468
RSC Holdings, Inc. (a)	104,530	1,503,141
SuccessFactors, Inc. (a)	97,230	3,800,721
TrueBlue, Inc. (a)	105,205	1,766,392
United Rentals, Inc. (a)	110,890	3,690,419
Weight Watchers International, Inc.	12,500	876,250

		56,372,544

Computers — 7.2%
Cadence Design Systems, Inc. (a)	264,910	2,582,872
Fortinet, Inc. (a)	62,010	2,728,440
LivePerson, Inc. (a)	33,500	423,440
LogMeIn, Inc. (a)	222,655	9,387,135
MICROS Systems, Inc. (a)	374,621	18,517,516
Quantum Corp. (a)	410,100	1,033,452
RealD, Inc. (a)	284,380	7,780,637
STEC, Inc. (a)	88,700	1,781,983
Stratasys, Inc. (a)	324,494	15,251,218
SYKES Enterprises, Inc. (a)	218,327	4,316,325
Syntel, Inc.	28,900	1,509,447

		65,312,465

Distribution & Wholesale — 1.6%
Beacon Roofing Supply, Inc. (a)	102,200	2,092,034
Ingram Micro, Inc. Class A (a)	126,829	2,667,214
LKQ Corp. (a)	410,572	9,894,785

		14,654,033

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 4.0%
Evercore Partners, Inc. Class A	44,840	$1,537,563
Financial Engines, Inc. (a)	74,000	2,039,440
Greenhill & Co., Inc.	185,877	12,228,848
National Financial Partners Corp. (a)	120,000	1,770,000
Portfolio Recovery Associates, Inc. (a)	218,536	18,603,970
Stifel Financial Corp. (a)	2,048	147,026

		36,326,847

Electric — 0.5%
IDACORP, Inc.	42,300	1,611,630
ITC Holdings Corp.	36,600	2,558,340

		4,169,970

Electrical Components & Equipment — 3.4%
A123 Systems, Inc. (a)	105,800	671,830
General Cable Corp. (a)	425,210	18,411,593
GrafTech International Ltd. (a)	423,800	8,742,994
SunPower Corp. Class B (a)	162,334	2,706,108

		30,532,525

Electronics — 2.2%
Celestica, Inc. (a)	227,000	2,433,440
Cymer, Inc. (a)	39,768	2,250,074
Jabil Circuit, Inc.	344,540	7,038,952
PerkinElmer, Inc.	263,700	6,927,399
Stoneridge, Inc. (a)	125,000	1,827,500

		20,477,365

Engineering & Construction — 0.5%
Aecom Technology Corp. (a)	96,440	2,674,281
Foster Wheeler AG (a)	38,330	1,441,975

		4,116,256

Entertainment — 1.1%
Bally Technologies, Inc. (a)	51,500	1,949,275
Churchill Downs, Inc.	50,200	2,083,300
Cinemark Holdings, Inc.	205,550	3,977,392
DreamWorks Animation SKG, Inc. Class A (a)	82,800	2,312,604

		10,322,571

Environmental Controls — 0.5%
Waste Connections, Inc.	161,100	4,638,069

Foods — 0.1%
The Fresh Market, Inc. (a)	33,890	1,279,009

Health Care – Products — 6.8%
DexCom, Inc. (a)	398,200	6,180,064
Gen-Probe, Inc. (a)	53,410	3,543,754
HeartWare International, Inc. (a)	20,380	1,743,101
Masimo Corp.	297,887	9,860,060
NuVasive, Inc. (a)	470,458	11,911,997
Stereotaxis, Inc. (a)	351,674	1,360,978

	Number of Shares	Value
Volcano Corp. (a)	537,715	$13,765,504
Zoll Medical Corp. (a)	294,982	13,218,143

		61,583,601

Health Care – Services — 1.9%
Health Management Associates, Inc. Class A (a)	314,940	3,432,846
Healthways, Inc. (a)	352,050	5,411,009
Kindred Healthcare, Inc. (a)	110,900	2,648,292
WellCare Health Plans, Inc. (a)	140,390	5,889,360

		17,381,507

Holding Company – Diversified — 0.2%
Justice Holdings Ltd. (a)	101,946	1,614,974

Home Builders — 0.6%
Meritage Home Corp. (a)	79,500	1,918,335
Thor Industries, Inc.	104,170	3,476,153

		5,394,488

Home Furnishing — 2.4%
Tempur-Pedic International, Inc. (a)	367,680	18,626,669
TiVo, Inc. (a)	373,200	3,269,232

		21,895,901

Insurance — 0.3%
eHealth, Inc. (a)	136,000	1,808,800
Platinum Underwriters Holdings Ltd.	18,900	719,901

		2,528,701

Internet — 6.1%
Ancestry.com, Inc. (a)	42,390	1,502,726
Archipelago Learning, Inc. (a)	126,100	1,078,155
Ariba, Inc. (a)	68,060	2,323,568
BroadSoft, Inc. (a)	41,400	1,974,366
Constant Contact, Inc. (a)	466,288	16,273,451
DealerTrack Holdings, Inc. (a)	637,370	14,634,015
Dice Holdings, Inc. (a)	453,780	6,856,616
IAC/InterActiveCorp (a)	77,300	2,387,797
QuinStreet, Inc. (a)	103,743	2,358,078
S1 Corp. (a)	223,400	1,492,312
Shutterfly, Inc. (a)	35,500	1,858,780
TIBCO Software, Inc. (a)	100,650	2,742,713

		55,482,577

Leisure Time — 0.3%
Brunswick Corp.	106,260	2,702,192

Machinery – Diversified — 6.8%
Gardner Denver, Inc.	150,300	11,727,909
Graco, Inc.	247,193	11,244,810
Hollysys Automation Technologies Ltd. (a)	96,900	1,288,770
The Manitowoc Co., Inc.	228,400	4,997,392
Nordson Corp.	73,600	8,468,416

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sauer-Danfoss, Inc. (a)	22,351	$1,138,336
Wabtec Corp.	337,477	22,891,065

		61,756,698

Manufacturing — 1.5%
Acuity Brands, Inc.	167,600	9,802,924
FreightCar America, Inc. (a)	61,744	2,007,298
LSB Industries, Inc. (a)	45,530	1,804,809

		13,615,031

Media — 1.6%
Demand Media, Inc. (a)	69,317	1,632,415
FactSet Research Systems, Inc.	121,244	12,697,884

		14,330,299

Office Furnishings — 0.2%
Knoll, Inc.	100,600	2,108,576

Oil & Gas — 1.1%
Cabot Oil & Gas Corp.	48,680	2,578,580
Comstock Resources, Inc. (a)	100,400	3,106,376
Rosetta Resources, Inc. (a)	96,700	4,597,118

		10,282,074

Oil & Gas Services — 5.5%
Core Laboratories NV	68,483	6,996,908
Dresser-Rand Group, Inc. (a)	312,900	16,777,698
Dril-Quip, Inc. (a)	158,889	12,556,998
Global Industries Ltd. (a)	451,432	4,419,519
Helix Energy Solutions Group, Inc. (a)	142,800	2,456,160
Hornbeck Offshore Services, Inc. (a)	34,770	1,072,655
ION Geophysical Corp. (a)	223,900	2,841,291
Tidewater, Inc.	43,260	2,589,111

		49,710,340

Packaging & Containers — 0.3%
Silgan Holdings, Inc.	83,100	3,169,434

Pharmaceuticals — 1.5%
Amylin Pharmaceuticals, Inc. (a)	76,800	873,216
Ardea Biosciences, Inc. (a)	23,600	677,084
Auxilium Pharmaceuticals, Inc. (a)	45,100	968,297
Cadence Pharmaceuticals, Inc. (a)	151,547	1,395,748
Onyx Pharmaceuticals, Inc. (a)	31,980	1,125,056
Pharmasset, Inc. (a)	20,240	1,593,090
Salix Pharmaceuticals Ltd. (a)	76,480	2,679,095
SXC Health Solutions Corp. (a)	49,480	2,711,504
Targacept, Inc. (a)	49,600	1,318,864

		13,341,954

Real Estate Investment Trusts (REITS) — 1.0%
American Assets Trust, Inc.	50,300	1,069,881
Glimcher Realty Trust	180,002	1,665,018
MFA Financial, Inc.	197,800	1,621,960
Redwood Trust, Inc.	152,300	2,368,265
Sabra Health Care REIT, Inc.	110,900	1,952,949

		8,678,073

	Number of Shares	Value
Retail — 5.5%
AFC Enterprises, Inc (a)	67,962	$1,028,265
Big Lots, Inc. (a)	60,200	2,614,486
The Cheesecake Factory, Inc. (a)	96,389	2,900,345
The Children’s Place Retail Store, Inc. (a)	18,430	918,367
Columbia Sportswear Co.	197,265	11,721,486
Denny’s Corp. (a)	348,100	1,413,286
Dick’s Sporting Goods, Inc. (a)	58,800	2,350,824
Domino’s Pizza UK & IRL PLC	251,161	1,725,467
Domino’s Pizza, Inc. (a)	85,530	1,576,318
Hanesbrands, Inc. (a)	130,948	3,540,834
Liz Claiborne, Inc. (a)	382,920	2,063,939
Lumber Liquidators Holdings, Inc. (a)	64,960	1,623,350
Nu Skin Enterprises, Inc. Class A	54,400	1,564,000
Rush Enterprises, Inc. Class A (a)	23,693	469,121
The Talbots, Inc. (a)	174,600	1,054,584
Ulta Salon Cosmetics & Fragrance, Inc. (a)	47,865	2,303,742
Vera Bradley, Inc. (a)	73,800	3,115,098
Zumiez, Inc. (a)	314,946	8,324,023

		50,307,535

Semiconductors — 3.2%
Applied Micro Circuits Corp. (a)	149,040	1,547,035
Cavium Networks, Inc. (a)	65,060	2,923,146
Cypress Semiconductor Corp. (a)	89,240	1,729,471
Fairchild Semiconductor International, Inc. (a)	142,000	2,584,400
Microsemi Corp. (a)	89,100	1,845,261
Nanometrics, Inc. (a)	117,600	2,127,384
Netlogic Microsystems, Inc. (a)	29,200	1,226,984
ON Semiconductor Corp. (a)	245,900	2,427,033
QLogic Corp. (a)	111,500	2,068,325
Semtech Corp. (a)	297,640	7,446,953
Skyworks Solutions, Inc. (a)	87,640	2,841,289

		28,767,281

Software — 4.7%
Allscripts Healthcare Solutions, Inc. (a)	74,030	1,553,890
CommVault Systems, Inc. (a)	249,652	9,956,122
Concur Technologies, Inc. (a)	126,075	6,990,859
Emdeon, Inc. Class A (a)	146,400	2,358,504
hiSoft Technology International Ltd. ADR (Cayman Islands) (a)	54,700	1,024,531
Parametric Technology Corp. (a)	76,140	1,712,388
Quest Software, Inc. (a)	39,930	1,013,823
RealPage, Inc. (a)	55,410	1,536,519
RightNow Technologies, Inc. (a)	83,100	2,601,030
SolarWinds, Inc. (a)	74,300	1,743,078
Synchronoss Technologies, Inc. (a)	255,700	8,885,575
Totvs SA	82,200	1,578,397
Velti PLC (a)	147,251	1,853,890

		42,808,606

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Storage & Warehousing — 0.5%
Mobile Mini, Inc. (a)	208,924	$5,018,354

Telecommunications — 4.0%
AAC Acoustic Technologies Holdings, Inc.	615,540	1,665,618
Acme Packet, Inc. (a)	31,700	2,249,432
ADTRAN, Inc.	49,440	2,099,222
Aruba Networks, Inc. (a)	279,290	9,451,174
Ciena Corp. (a)	39,900	1,035,804
DigitalGlobe, Inc. (a)	60,250	1,688,808
Finisar Corp. (a)	266,660	6,559,836
Ixia (a)	57,010	905,319
JDS Uniphase Corp. (a)	61,930	1,290,621
Polycom, Inc. (a)	69,050	3,580,242
tw telecom, Inc. (a)	139,600	2,680,320
Vonage Holdings Corp. (a)	789,300	3,599,208

		36,805,604

Transportation — 3.3%
Con-way, Inc.	128,830	5,061,731
Genesee & Wyoming, Inc. Class A (a)	37,700	2,194,140
GulfMark Offshore, Inc. Class A (a)	86,790	3,863,023
J.B. Hunt Transport Services, Inc.	239,980	10,899,892
Old Dominion Freight Line, Inc. (a)	72,125	2,530,866
Swift Transportation Co. (a)	171,000	2,513,700
Vitran Corp., Inc. (a)	81,400	1,146,926
Werner Enterprises, Inc.	80,960	2,143,011

		30,353,289

TOTAL COMMON STOCK (Cost $696,441,095)		884,072,476

TOTAL EQUITIES (Cost $696,441,095)		884,072,476

MUTUAL FUNDS — 1.0%
Diversified Financial — 1.0%
iShares Russell 2000 Index Fund	109,340	9,203,148

TOTAL MUTUAL FUNDS (Cost $8,920,811)		9,203,148

TOTAL LONG-TERM INVESTMENTS (Cost $705,361,906)		893,275,624

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$18,952,389	$18,952,389

TOTAL SHORT-TERM INVESTMENTS (Cost $18,952,389)		18,952,389

TOTAL INVESTMENTS — 100.2% (Cost $724,314,295) (c)		912,228,013

Other Assets/(Liabilities) — (0.2)%		(2,260,053)

NET ASSETS — 100.0%		$909,967,960

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $18,952,394. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 8/15/39 – 11/15/40, and an aggregate market value, including accrued interest, of $19,333,875.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.7%

COMMON STOCK — 96.7%
Aerospace & Defense — 1.2%
Teledyne Technologies, Inc. (a)	3,583	$185,277
Triumph Group, Inc.	6,991	618,354

		803,631

Airlines — 0.6%
JetBlue Airways Corp. (a)	65,685	411,845

Apparel — 1.0%
Steven Madden Ltd. (a)	8,142	382,104
The Warnaco Group, Inc. (a)	5,310	303,679

		685,783

Automotive & Parts — 3.3%
American Axle & Manufacturing Holdings, Inc. (a)	50,790	639,446
Meritor, Inc. (a)	35,015	594,205
WABCO Holdings, Inc. (a)	15,216	937,914

		2,171,565

Banks — 0.4%
Signature Bank (a)	1,640	92,496
UMB Financial Corp.	4,405	164,549

		257,045

Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc. (a)	1,910	188,479
Exact Sciences Corp. (a)	4,400	32,384
Exelixis, Inc. (a)	9,340	105,542
Regeneron Pharmaceuticals, Inc. (a)	10,355	465,354
Seattle Genetics, Inc. (a)	17,830	277,613

		1,069,372

Building Materials — 1.2%
Interline Brands, Inc. (a)	6,140	125,256
Texas Industries, Inc.	14,057	635,798

		761,054

Chemicals — 2.4%
Arch Chemicals, Inc.	4,210	175,094
Huntsman Corp.	44,991	781,944
Intrepid Potash, Inc. (a)	17,898	623,208

		1,580,246

Coal — 0.7%
Cloud Peak Energy, Inc. (a)	21,984	474,635

Commercial Services — 6.2%
Aaron’s, Inc.	8,040	203,894
Chemed Corp.	2,730	181,845
The Corporate Executive Board Co.	4,470	180,454
Exponent, Inc. (a)	3,530	157,473
The Geo Group, Inc. (a)	32,310	828,429
Green Dot Corp. Class A (a)	1,830	78,525

	Number of Shares	Value
Kforce, Inc. (a)	15,690	$287,127
MAXIMUS, Inc.	1,930	156,658
Monster Worldwide, Inc. (a)	11,605	184,520
PAREXEL International Corp. (a)	9,165	228,209
Sotheby’s	6,745	354,787
SuccessFactors, Inc. (a)	25,202	985,146
VistaPrint NV (a)	4,010	208,119

		4,035,186

Computers — 3.5%
CACI International, Inc. Class A (a)	4,700	288,204
Fortinet, Inc. (a)	14,328	630,432
Netscout Systems, Inc. (a)	8,420	230,034
Radiant Systems, Inc. (a)	22,935	405,950
Riverbed Technology, Inc. (a)	20,140	758,271

		2,312,891

Cosmetics & Personal Care — 0.3%
Inter Parfums, Inc.	8,830	163,443

Diversified Financial — 2.2%
Duff & Phelps Corp. Class A	15,967	255,153
Janus Capital Group, Inc.	18,662	232,715
MarketAxess Holdings, Inc.	6,770	163,834
optionsXpress Holdings, Inc.	16,885	309,164
Portfolio Recovery Associates, Inc. (a)	2,930	249,431
World Acceptance Corp. (a)	3,080	200,816

		1,411,113

Electrical Components & Equipment — 2.5%
Advanced Energy Industries, Inc. (a)	10,880	177,888
EnerSys (a)	6,380	253,605
GrafTech International Ltd. (a)	44,540	918,860
Universal Display Corp. (a)	5,703	313,893

		1,664,246

Electronics — 4.0%
Analogic Corp.	3,040	171,912
Coherent, Inc. (a)	13,131	763,043
Gentex Corp.	18,206	550,732
Kemet Corp. (a)	9,510	141,033
Oyo Geospace Corp. (a)	7,400	729,492
PerkinElmer, Inc.	6,420	168,653
Sanmina-SCI Corp. (a)	9,540	106,943

		2,631,808

Engineering & Construction — 0.2%
EMCOR Group, Inc. (a)	4,620	143,081

Entertainment — 2.8%
Bally Technologies, Inc. (a)	16,379	619,945
Lions Gate Entertainment Corp. (a)	20,380	127,375
Pinnacle Entertainment, Inc. (a)	27,220	370,737
Shuffle Master, Inc. (a)	65,418	698,664

		1,816,721

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 1.2%
Darling International, Inc. (a)	9,740	$149,704
Waste Connections, Inc.	21,807	627,823

		777,527

Foods — 0.6%
The Fresh Market, Inc. (a)	8,294	313,016
United Natural Foods, Inc. (a)	2,000	89,640

		402,656

Forest Products & Paper — 0.4%
Potlatch Corp.	5,880	236,376

Hand & Machine Tools — 1.0%
Regal-Beloit Corp.	8,753	646,234

Health Care – Products — 4.9%
American Medical Systems Holdings, Inc. (a)	27,470	594,451
ArthroCare Corp. (a)	15,515	517,270
Bruker Corp. (a)	30,667	639,407
The Cooper Cos., Inc.	3,990	277,106
Delcath Systems, Inc. (a)	20,075	147,953
HeartWare International, Inc. (a)	880	75,266
Masimo Corp.	2,740	90,694
Thoratec Corp. (a)	19,897	515,929
Vital Images, Inc. (a)	15,986	215,971
Volcano Corp. (a)	5,344	136,806

		3,210,853

Health Care – Services — 1.8%
Centene Corp. (a)	20,195	666,031
ICON PLC Sponsored ADR (Ireland) (a)	16,857	363,943
Thermo Fisher Scientific, Inc. (a)	2,400	133,320

		1,163,294

Home Furnishing — 2.2%
DTS, Inc. (a)	17,862	832,905
Universal Electronics, Inc. (a)	21,293	629,421

		1,462,326

Household Products — 0.2%
Jarden Corp.	3,430	122,005

Internet — 3.0%
Constant Contact, Inc. (a)	7,370	257,213
Rackspace Hosting, Inc. (a)	3,530	151,260
Sapient Corp. (a)	34,815	398,632
TIBCO Software, Inc. (a)	36,610	997,622
Vocus, Inc. (a)	4,960	128,266

		1,932,993

Leisure Time — 0.1%
Interval Leisure Group, Inc. (a)	5,310	86,819

Lodging — 0.4%
Orient-Express Hotels Ltd. (a)	20,490	253,461

	Number of Shares	Value
Machinery – Diversified — 0.3%
Columbus McKinnon Corp. (a)	4,430	$81,778
The Middleby Corp. (a)	1,440	134,237

		216,015

Manufacturing — 0.5%
Crane Co.	3,880	187,909
EnPro Industries, Inc. (a)	3,070	111,502

		299,411

Metal Fabricate & Hardware — 0.8%
Mueller Industries, Inc.	5,450	199,579
Northwest Pipe Co. (a)	14,096	323,221

		522,800

Mining — 1.8%
AMCOL International Corp.	3,510	126,290
Horsehead Holding Corp. (a)	6,300	107,415
RTI International Metals, Inc. (a)	20,017	623,530
Titanium Metals Corp. (a)	15,778	293,155

		1,150,390

Office Furnishings — 0.3%
Interface, Inc. Class A	11,450	211,710

Oil & Gas — 3.2%
Bill Barrett Corp. (a)	5,840	233,074
Brigham Exploration Co. (a)	3,620	134,592
Carrizo Oil & Gas, Inc. (a)	7,150	264,050
CVR Energy, Inc. (a)	12,875	298,185
Gulfport Energy Corp. (a)	6,310	228,107
Northern Oil and Gas, Inc. (a)	3,200	85,440
Oasis Petroleum, Inc. (a)	21,399	676,636
Pioneer Drilling Co. (a)	7,550	104,190
Resolute Energy Corp. (a)	5,210	94,509

		2,118,783

Oil & Gas Services — 3.7%
Cal Dive International, Inc. (a)	13,650	95,277
Dril-Quip, Inc. (a)	1,790	141,464
Global Industries Ltd. (a)	12,180	119,242
Lufkin Industries, Inc.	19,368	1,810,327
Oil States International, Inc. (a)	3,440	261,921

		2,428,231

Pharmaceuticals — 5.6%
BioMarin Pharmaceutical, Inc. (a)	17,617	442,715
Catalyst Health Solutions, Inc. (a)	13,634	762,550
Herbalife Ltd.	4,145	337,237
MAP Pharmaceuticals, Inc. (a)	8,820	121,628
Pharmasset, Inc. (a)	2,090	164,504
Salix Pharmaceuticals Ltd. (a)	17,285	605,494
Sirona Dental Systems, Inc. (a)	13,219	663,065
SXC Health Solutions Corp. (a)	4,120	225,776
Theravance, Inc. (a)	4,820	116,740
United Therapeutics Corp. (a)	1,390	93,158

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ViroPharma, Inc. (a)	5,290	$105,271

		3,638,138

Real Estate Investment Trusts (REITS) — 1.3%
DuPont Fabros Technology, Inc.	7,605	184,421
Hatteras Financial Corp.	2,980	83,798
Hersha Hospitality Trust	13,250	78,705
MFA Financial, Inc.	10,950	89,790
Redwood Trust, Inc.	25,088	390,118

		826,832

Retail — 9.5%
BJ’s Restaurants, Inc. (a)	15,869	624,128
Buffalo Wild Wings, Inc. (a)	8,065	438,978
Casey’s General Stores, Inc.	3,380	131,820
Cash America International, Inc.	20,611	949,137
The Cheesecake Factory, Inc. (a)	3,460	104,111
Chico’s FAS, Inc.	28,957	431,459
Citi Trends, Inc. (a)	6,190	137,975
Genesco, Inc. (a)	32,218	1,295,164
Jos. A. Bank Clothiers, Inc. (a)	2,346	119,364
Papa John’s International, Inc. (a)	3,080	97,544
Regis Corp.	10,020	177,755
Select Comfort Corp. (a)	15,750	189,945
Stage Stores, Inc.	3,620	69,576
Tractor Supply Co.	2,540	152,044
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,850	137,171
Vitamin Shoppe, Inc. (a)	33,947	1,148,427

		6,204,598

Savings & Loans — 0.3%
Brookline Bancorp, Inc.	5,200	54,756
Dime Community Bancshares, Inc.	8,000	118,080

		172,836

Semiconductors — 5.1%
Mellanox Technologies Ltd. (a)	3,150	79,475
Netlogic Microsystems, Inc. (a)	14,940	627,779
OmniVision Technologies, Inc. (a)	8,660	307,690
PMC-Sierra, Inc. (a)	11,440	85,800
QLogic Corp. (a)	8,650	160,457
Rovi Corp. (a)	971	52,094
Teradyne, Inc. (a)	28,200	502,242
TriQuint Semiconductor, Inc. (a)	18,850	243,353
Ultratech, Inc. (a)	5,950	174,930
Varian Semiconductor Equipment Associates, Inc. (a)	10,300	501,301
Veeco Instruments, Inc. (a)	11,780	598,895

		3,334,016

Software — 9.1%
Allscripts Healthcare Solutions, Inc. (a)	31,908	669,749
American Reprographics Co. (a)	4,630	47,920
ANSYS, Inc. (a)	13,305	720,998

	Number of Shares	Value
Blackboard, Inc. (a)	3,030	$109,807
CommVault Systems, Inc. (a)	6,920	275,970
Compuware Corp. (a)	55,598	642,157
Fair Isaac Corp.	4,600	145,406
Informatica Corp. (a)	16,065	839,075
MedAssets, Inc. (a)	22,892	349,561
Progress Software Corp. (a)	17,530	509,948
QLIK Technologies, Inc. (a)	13,684	355,784
Quality Systems, Inc.	10,519	876,653
Quest Software, Inc. (a)	4,720	119,841
Taleo Corp. Class A (a)	4,960	176,824
VeriFone Systems, Inc. (a)	2,430	133,528

		5,973,221

Telecommunications — 3.2%
Aruba Networks, Inc. (a)	5,060	171,230
EMS Technologies, Inc. (a)	26,443	519,737
GeoEye Inc. (a)	3,320	138,046
Harmonic, Inc. (a)	42,760	401,089
Ixia (a)	2,180	34,618
NETGEAR, Inc. (a)	6,990	226,756
NICE Systems Ltd. Sponsored ADR (Israel) (a)	13,881	512,764
ShoreTel, Inc. (a)	11,190	92,094

		2,096,334

Transportation — 2.1%
Atlas Air Worldwide Holdings, Inc. (a)	10,605	739,381
Landstar System, Inc.	9,685	442,411
Old Dominion Freight Line, Inc. (a)	2,770	97,199
Werner Enterprises, Inc.	3,390	89,733

		1,368,724

TOTAL COMMON STOCK (Cost $45,409,198)		63,250,248

TOTAL EQUITIES (Cost $45,409,198)		63,250,248

MUTUAL FUNDS — 2.0%
Diversified Financial — 2.0%
iShares Russell 2000 Growth Index Fund	8,830	841,852
iShares Russell 2000 Index Fund	5,160	434,317

TOTAL MUTUAL FUNDS (Cost $1,192,768)		1,276,169

TOTAL LONG-TERM INVESTMENTS (Cost $46,601,966)		64,526,417

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$915,256	$915,256

TOTAL SHORT-TERM INVESTMENTS (Cost $915,256)		915,256

TOTAL INVESTMENTS — 100.1% (Cost $47,517,222) (c)		65,441,673

Other Assets/(Liabilities) — (0.1)%		(54,085)

NET ASSETS — 100.0%		$65,387,588

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $915,256. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 8/15/39 – 11/15/40, and an aggregate market value, including accrued interest, of $938,195.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 95.9%
Aerospace & Defense — 1.0%
BAE Systems PLC	281,200	$1,467,326

Agriculture — 2.8%
Imperial Tobacco Group PLC	60,900	1,884,058
Japan Tobacco, Inc.	669	2,394,302

		4,278,360

Apparel — 0.2%
Yue Yuen Industrial Holdings Ltd.	92,500	293,264

Auto Manufacturers — 3.9%
Nissan Motor Co. Ltd.	215,500	1,911,986
Renault SA (a)	32,900	1,818,847
Toyota Motor Corp.	51,600	2,063,996

		5,794,829

Automotive & Parts — 4.0%
Bridgestone Corp.	54,600	1,135,384
GKN PLC	365,700	1,180,359
Magna International, Inc.	29,500	1,414,296
NGK Spark Plug Co., Ltd.	37,000	505,314
Sumitomo Electric Industries Ltd.	98,700	1,365,757
Sumitomo Rubber Industries Ltd.	33,700	340,549

		5,941,659

Banks — 15.2%
Banco do Brasil SA	83,900	1,518,540
Bank of Baroda	28,300	612,735
Bank of China Ltd. Class H	2,164,800	1,203,206
Barclays PLC	349,800	1,569,221
BNP Paribas	19,351	1,416,049
China Construction Bank Corp. Class H	329,540	308,730
Danske Bank A/S (a)	20,870	462,167
Danske Bank A/S (a)	6,956	155,350
DnB NOR ASA	20,439	313,619
KB Financial Group, Inc.	28,606	1,496,994
KBC Groep NV (a)	27,200	1,023,218
Lloyds Banking Group PLC (a)	671,700	626,197
Mitsubishi UFJ Financial Group, Inc.	70,800	326,848
National Australia Bank Ltd.	106,300	2,843,349
National Bank of Canada	12,700	1,032,112
Societe Generale	38,232	2,485,946
Sumitomo Mitsui Financial Group, Inc.	42,600	1,324,400
The Toronto-Dominion Bank	7,500	663,744
Turkiye Garanti Bankasi AS	87,228	408,029
Turkiye Is Bankasi	347,800	1,113,082
Turkiye Vakiflar Bankasi TAO	153,000	382,644
UniCredit SpA	631,050	1,560,680

		22,846,860

	Number of Shares	Value
Building Materials — 1.0%
Asahi Glass Co. Ltd.	119,000	$1,496,441

Chemicals — 1.5%
Agrium, Inc.	9,600	886,527
Clariant AG (a)	24,800	447,284
Koninklijke DSM NV	14,115	866,773

		2,200,584

Computers — 2.2%
Cap Gemini SA	30,517	1,774,163
Compal Electronics, Inc.	290	288
Fujitsu LTD	179,000	1,011,421
Lite On Technology Corp.	221,000	272,180
Wistron Corp.	178,000	281,810

		3,339,862

Distribution & Wholesale — 1.7%
Inchcape PLC (a)	107,780	598,711
Mitsubishi Corp.	42,100	1,168,657
Mitsui & Co. Ltd.	42,200	756,434

		2,523,802

Diversified Financial — 2.1%
Hana Financial Group, Inc.	39,000	1,690,628
Macquarie Group Ltd.	11,600	438,519
ORIX Corp.	10,230	958,063

		3,087,210

Electric — 2.9%
E.ON AG	80,700	2,465,776
EDP – Energias de Portugal SA	279,800	1,090,556
The Tokyo Electric Power Co., Inc.	133,400	734,295

		4,290,627

Electrical Components & Equipment — 2.6%
LG Electronics, Inc.	13,810	1,319,571
Sharp Corp.	150,000	1,472,548
Toshiba Corp.	225,000	1,100,926

		3,893,045

Electronics — 1.3%
AU Optronics Corp. (a)	1,892,790	1,654,899
Pegatron Corp. (a)	257,000	291,147

		1,946,046

Engineering & Construction — 2.3%
Bouygues SA	56,300	2,703,333
SembCorp Industries Ltd.	171,000	707,304

		3,410,637

Foods — 1.5%
Delhaize Group	20,100	1,637,250
Koninlijke Ahold NV	49,000	657,300

		2,294,550

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Holding Company – Diversified — 0.8%
Bidvest Group Ltd.	54,402	$1,196,562

Home Furnishing — 0.8%
Sony Corp.	38,200	1,211,547

Insurance — 7.0%
Aegon NV (a)	146,800	1,099,850
Allianz SE	20,234	2,839,010
Aviva PLC	216,400	1,502,897
ING Groep NV (a)	255,400	3,241,596
Muenchener Rueckversicherungs AG	11,300	1,776,946

		10,460,299

Iron & Steel — 2.9%
Hyundai Steel Co.	3,700	471,486
JFE Holdings, Inc.	44,300	1,296,300
Tata Steel Ltd.	110,100	1,532,897
ThyssenKrupp AG	26,000	1,065,835

		4,366,518

Leisure Time — 0.3%
Thomas Cook Group PLC	186,200	509,161

Machinery – Construction & Mining — 2.5%
Rio Tinto PLC	53,500	3,774,854

Manufacturing — 0.3%
Konica Minolta Holdings, Inc.	53,500	448,299

Media — 1.9%
Lagardere S.C.A	10,500	448,940
Vivendi SA	70,130	2,001,649
Yellow Media, Inc.	76,000	431,934

		2,882,523

Mining — 2.9%
Hindalco Industries Ltd.	215,300	1,009,427
KGHM Polska Miedz SA	22,500	1,426,854
New Gold, Inc. (a)	37,553	441,959
Xstrata PLC	65,050	1,518,861

		4,397,101

Oil & Gas — 11.2%
BP PLC	253,900	1,849,170
China Petroleum & Chemical Corp. Class H	1,262,000	1,270,378
ENI SpA	30,900	758,517
Gazprom OAO Sponsored ADR (Russia)	104,800	3,389,232
JX Holdings, Inc.	72,000	484,732
LUKOIL OAO Sponsored ADR (Russia)	30,300	2,163,117
Nexen, Inc.	75,771	1,888,999
OMV AG	23,500	1,061,623
Penn West Petroleum Ltd.	18,200	505,357

	Number of Shares	Value
Petroleo Brasileiro SA Sponsored ADR (Brazil)	17,100	$607,734
PTT PCL	41,700	488,074
Royal Dutch Shell PLC Class A	65,600	2,384,172

		16,851,105

Oil & Gas Services — 0.3%
Cie Generale de Geophysique-Veritas (a)	12,787	462,194

Pharmaceuticals — 6.1%
AstraZeneca PLC	75,800	3,484,896
Novartis AG	47,250	2,561,761
Roche Holding AG	13,000	1,856,939
Sanofi-Aventis	19,100	1,341,427

		9,245,023

Real Estate — 2.1%
Evergrande Real Estate Group Ltd.	2,442,000	1,340,753
Mitsui Fudosan Co. Ltd.	36,000	584,486
New World Development Ltd.	429,000	757,525
Rossi Residencial SA	61,400	511,839

		3,194,603

Retail — 0.7%
Esprit Holdings Ltd.	226,800	1,036,647

Semiconductors — 3.4%
Advanced Semiconductor Engineering, Inc.	978,000	1,066,004
Powertech Technology, Inc.	136,000	425,504
Samsung Electronics Co., Ltd.	4,110	3,486,840
Sumco Corp. (a)	6,000	120,967

		5,099,315

Software — 0.2%
Konami Corp.	17,700	322,633

Telecommunications — 6.2%
France Telecom SA	27,800	623,610
Nippon Telegraph & Telephone Corp.	46,100	2,068,131
Telecom Italia SpA	1,419,700	2,186,193
Telecom Italia SpA- RSP	656,100	883,626
Telenor ASA	55,700	916,645
Vodafone Group PLC	944,100	2,673,136

		9,351,341

Toys, Games & Hobbies — 0.1%
Namco Bandai Holdings, Inc.	19,700	214,810

TOTAL COMMON STOCK (Cost $137,267,246)		144,129,637

PREFERRED STOCK — 2.7%
Banks — 0.0%
Banco Bradesco SA 0.55%	389	7,946

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electric — 0.3%
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA BRL 13.95%	16,400	$362,625

Mining — 2.4%
Vale SA Sponsored ADR (Brazil) 2.63%	124,000	3,660,480

TOTAL PREFERRED STOCK (Cost $3,622,806)		4,031,051

TOTAL EQUITIES (Cost $140,890,052)		148,160,688

TOTAL LONG-TERM INVESTMENTS (Cost $140,890,052)		148,160,688

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$3,315,963	3,315,963

TOTAL SHORT-TERM INVESTMENTS (Cost $3,315,963)		3,315,963

TOTAL INVESTMENTS — 100.8% (Cost $144,206,015) (c)		151,476,651

Other Assets/(Liabilities) — (0.8)%		(1,191,583)

NET ASSETS — 100.0%		$150,285,068

Notes to Portfolio of Investments

ADR	American Depositary Receipt
BRL	Brazilian Real
(a)	Non-income producing security.
(b)	Maturity value of $3,315,964. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $3,383,709.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.3%
Advertising — 0.5%
Publicis Groupe	57,300	$3,212,449

Aerospace & Defense — 0.4%
BAE Systems PLC	413,100	2,155,592

Agriculture — 1.0%
Imperial Tobacco Group PLC	52,300	1,618,000
Japan Tobacco, Inc.	1,172	4,194,502

		5,812,502

Apparel — 0.4%
Burberry Group PLC	121,873	2,295,580
Yue Yuen Industrial Holdings Ltd.	88,500	280,582

		2,576,162

Auto Manufacturers — 3.0%
Daimler AG (a)	26,700	1,884,190
Honda Motor Co. Ltd.	155,300	5,813,376
Nissan Motor Co. Ltd.	179,000	1,588,146
Renault SA (a)	27,200	1,503,728
Toyota Motor Corp.	168,800	6,751,986

		17,541,426

Automotive & Parts — 1.4%
Bridgestone Corp.	59,900	1,245,595
Denso Corp.	91,700	3,042,703
GKN PLC	311,600	1,005,742
Magna International, Inc.	22,000	1,054,729
NGK Spark Plug Co., Ltd.	32,000	437,028
Sumitomo Electric Industries Ltd.	84,200	1,165,114
Sumitomo Rubber Industries Ltd.	29,100	294,065

		8,244,976

Banks — 12.7%
Banco do Brasil SA	72,200	1,306,777
Banco Santander SA	628,041	7,319,605
Banco Santander SA ADS (Brazil)	146,440	1,795,354
Bank of Baroda	24,400	528,294
Bank of China Ltd. Class H	2,051,500	1,140,236
Bank of Ireland (a) (b)	4,154,150	1,293,640
Barclays PLC	583,034	2,615,521
BNP Paribas	87,441	6,398,675
China Construction Bank Corp. Class H	271,350	254,215
Danske Bank A/S (a)	17,054	377,661
Danske Bank A/S (a)	5,684	126,942
DnB NOR ASA	17,959	275,566
Erste Group Bank AG	33,210	1,676,090
HSBC Holdings PLC	797,617	8,202,107
ICICI Bank Ltd. Sponsored ADR (India)	94,820	4,724,881
Intesa Sanpaolo	1,610,500	4,768,560

	Number of Shares	Value
Julius Baer Group Ltd.	130,645	$5,671,009
KB Financial Group, Inc.	23,434	1,226,336
KBC Groep NV (a)	22,800	857,698
Komercni Banka AS	9,684	2,443,957
Lloyds Banking Group PLC (a)	377,800	352,206
National Australia Bank Ltd.	79,500	2,126,493
National Bank of Canada	7,900	642,023
Societe Generale	32,476	2,111,675
Standard Chartered PLC	188,786	4,896,933
Sumitomo Mitsui Financial Group, Inc.	107,800	3,351,416
The Toronto-Dominion Bank	7,000	619,495
Turkiye Garanti Bankasi AS	71,825	335,978
Turkiye Is Bankasi	285,300	913,060
Turkiye Vakiflar Bankasi TAO	175,300	438,415
UniCredit SpA	512,975	1,268,663
Westpac Banking Corp.	174,980	4,398,541

		74,458,022

Beverages — 4.9%
Diageo PLC	571,664	10,880,127
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico)	17,300	1,015,510
Foster’s Group Ltd.	252,200	1,491,153
Heineken Holding NV Class A	61,300	2,949,703
Heineken NV	150,798	8,239,762
Pernod-Ricard SA	44,871	4,196,067

		28,772,322

Building Materials — 1.0%
Asahi Glass Co. Ltd.	103,000	1,295,239
Geberit AG Registered	7,100	1,547,630
Holcim Ltd.	37,600	2,831,572

		5,674,441

Chemicals — 6.3%
Agrium, Inc.	7,800	720,303
Air Liquide	41,739	5,553,774
Akzo Nobel NV	108,840	7,487,723
Clariant AG (a)	21,400	385,963
Givaudan SA Registered (a)	6,193	6,235,442
Koninklijke DSM NV	11,722	719,824
Linde AG	69,964	11,050,551
Shin-Etsu Chemical Co. Ltd.	101,100	5,025,830

		37,179,410

Commercial Services — 3.3%
Adecco SA	45,500	2,996,651
Brambles Ltd.	297,200	2,174,878
Experian PLC	116,500	1,443,067
G4S PLC	1,061,400	4,348,926
Hays PLC	832,640	1,553,734
Meitec Corp.	67,900	1,358,327

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Randstad Holding NV (a)	67,500	$3,756,540
Secom Co. Ltd.	37,600	1,736,779

		19,368,902

Computers — 0.5%
Cap Gemini SA	24,835	1,443,829
Compal Electronics, Inc.	372	369
Fujitsu LTD	138,000	779,755
Lite On Technology Corp.	188,000	231,538
Wistron Corp.	149,000	235,897

		2,691,388

Cosmetics & Personal Care — 0.8%
Beiersdorf AG	75,440	4,605,078

Distribution & Wholesale — 1.1%
Inchcape PLC (a)	104,300	579,380
Li & Fung Ltd.	474,800	2,439,771
Mitsubishi Corp.	34,500	957,688
Mitsui & Co. Ltd.	34,600	620,204
Wolseley PLC (a)	54,500	1,837,600

		6,434,643

Diversified Financial — 5.4%
Aeon Credit Service Co. Ltd.	52,600	724,056
Credit Suisse Group	138,900	5,902,582
Daiwa Securities Group, Inc.	1,388,120	6,374,872
Deutsche Boerse AG	55,880	4,240,138
Hana Financial Group, Inc.	32,570	1,411,891
Macquarie Group Ltd.	14,600	551,929
Nomura Holdings, Inc.	275,500	1,440,761
ORIX Corp.	8,490	795,108
Schroders PLC	14,700	409,632
UBS AG (a)	564,827	10,138,530

		31,989,499

Electric — 0.8%
E.ON AG	65,800	2,010,509
EDP – Energias de Portugal SA	231,300	901,521
Red Electrica Corp. SA	22,241	1,263,311
The Tokyo Electric Power Co., Inc.	109,600	603,288

		4,778,629

Electrical Components & Equipment — 2.6%
Legrand SA	64,741	2,692,362
LG Electronics, Inc.	10,520	1,005,206
Schneider Electric SA	55,842	9,544,747
Sharp Corp.	123,000	1,207,489
Toshiba Corp.	184,000	900,312

		15,350,116

Electronics — 2.3%
AU Optronics Corp. (a)	1,852,800	1,619,935
Fanuc Ltd.	20,400	3,066,556
Hon Hai Precision Industry Co. Ltd.	228,000	799,022
Hoya Corp.	191,300	4,365,081

	Number of Shares	Value
Omron Corp.	112,600	$3,164,929
Orbotech Ltd. (a)	33,200	426,288
Pegatron Corp. (a)	199,000	225,441

		13,667,252

Engineering & Construction — 0.5%
Bouygues SA	46,100	2,213,564
SembCorp Industries Ltd.	134,000	554,262

		2,767,826

Food Services — 0.7%
Compass Group PLC	325,590	2,930,479
Sodexo	20,400	1,488,887

		4,419,366

Foods — 4.9%
Danone SA	125,341	8,187,216
Delhaize Group	16,400	1,335,866
Koninlijke Ahold NV	154,900	2,077,873
Nestle SA	220,320	12,641,902
Tesco PLC	753,065	4,600,660

		28,843,517

Forest Products & Paper — 0.4%
Svenska Cellulosa AB Class B	141,217	2,271,997

Health Care – Products — 1.1%
Sonova Holding AG	12,949	1,154,028
Synthes, Inc.	41,300	5,588,978

		6,743,006

Holding Company – Diversified — 1.5%
Bidvest Group Ltd.	35,552	781,960
Keppel Corp Ltd.	95,000	927,727
LVMH Moet Hennessy Louis Vuitton SA	43,515	6,886,994

		8,596,681

Home Furnishing — 0.2%
Sony Corp.	35,400	1,122,742

Household Products — 1.3%
Reckitt Benckiser Group PLC	145,910	7,493,988

Insurance — 4.7%
Aegon NV (a)	120,100	899,809
AIA Group Ltd. (a)	738,600	2,277,212
Allianz SE	59,400	8,334,349
Aviva PLC	183,400	1,273,712
Industrial Alliance Insurance & Financial Services, Inc.	7,600	327,517
ING Groep NV (a)	704,686	8,944,038
Muenchener Rueckversicherungs AG	6,602	1,038,177
QBE Insurance Group Ltd.	131,507	2,400,870
Swiss Reinsurance Co. Ltd.	37,069	2,121,720

		27,617,404

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Iron & Steel — 1.0%
APERAM	4,090	$164,327
ArcelorMittal	76,800	2,782,729
Hyundai Steel Co.	3,000	382,286
JFE Holdings, Inc.	37,100	1,085,614
Tata Steel Ltd.	56,300	783,852
ThyssenKrupp AG	20,200	828,072

		6,026,880

Leisure Time — 0.1%
Thomas Cook Group PLC	127,800	349,467

Machinery – Construction & Mining — 0.5%
Rio Tinto PLC	43,800	3,090,442

Machinery – Diversified — 0.4%
MAN SE	20,204	2,518,642

Manufacturing — 1.4%
Konica Minolta Holdings, Inc.	53,500	448,299
Olympus Corp.	155,800	4,334,229
Smiths Group PLC	156,028	3,250,215

		8,032,743

Media — 3.0%
Grupo Televisa SA Sponsored ADR (Mexico) (a)	87,700	2,151,281
Reed Elsevier PLC	394,100	3,412,847
Societe Television Francaise 1	131,600	2,416,109
Thomson Reuters Corp.	31,300	1,228,432
Vivendi SA	60,700	1,732,498
Wolters Kluwer NV	99,472	2,328,810
WPP PLC	335,875	4,141,594
Yellow Media, Inc.	82,700	470,012

		17,881,583

Metal Fabricate & Hardware — 1.1%
Assa Abloy AB Series B	146,500	4,211,766
Vallourec SA	20,550	2,306,696

		6,518,462

Mining — 0.7%
Hindalco Industries Ltd.	176,600	827,983
KGHM Polska Miedz SA	23,000	1,458,562
New Gold, Inc. (a)	33,500	394,260
Xstrata PLC	53,275	1,243,925

		3,924,730

Office Equipment/Supplies — 1.6%
Canon, Inc.	212,650	9,254,544

Oil & Gas — 5.4%
BG Group PLC	114,503	2,844,505
BP PLC	208,600	1,519,247
China Petroleum & Chemical Corp. Class H	952,000	958,320
CNOOC Ltd.	719,000	1,821,804
ENI SpA	27,100	665,236

	Number of Shares	Value
Gazprom OAO Sponsored ADR (Russia)	97,900	$3,166,086
Inpex Corp.	747	5,619,422
JX Holdings, Inc.	59,400	399,904
LUKOIL OAO Sponsored ADR (Russia)	23,400	1,670,526
Nexen, Inc.	61,926	1,543,839
OMV AG	12,700	573,728
Penn West Petroleum Ltd.	19,800	549,785
Petroleo Brasileiro SA Sponsored ADR (Brazil)	15,900	565,086
PTT PCL	35,200	411,995
Royal Dutch Shell PLC Class A	128,038	4,645,041
Royal Dutch Shell PLC Class A	65,800	2,391,440
Total SA	40,017	2,436,099

		31,782,063

Oil & Gas Services — 0.1%
Cie Generale de Geophysique-Veritas (a)	12,473	450,844

Packaging & Containers — 0.4%
Amcor Ltd.	343,400	2,505,853

Pharmaceuticals — 5.0%
AstraZeneca PLC	63,900	2,937,795
Bayer AG	65,435	5,067,005
GlaxoSmithKline PLC	139,600	2,663,840
Merck KGaA	33,071	2,984,083
Novartis AG	87,360	4,736,413
Roche Holding AG	68,656	9,806,922
Sanofi-Aventis	16,200	1,137,755

		29,333,813

Real Estate — 0.4%
Evergrande Real Estate Group Ltd.	2,000,000	1,098,077
Mitsui Fudosan Co. Ltd.	29,000	470,836
New World Development Ltd.	214,000	377,880
Rossi Residencial SA	53,100	442,649

		2,389,442

Retail — 2.6%
Cie Financiere Richemont SA	67,536	3,899,853
Esprit Holdings Ltd.	635,100	2,902,886
Hennes & Mauritz AB Class B	81,160	2,697,779
Lawson, Inc.	73,600	3,548,161
Signet Jewelers Ltd. (a)	53,400	2,457,468

		15,506,147

Semiconductors — 3.5%
Advanced Semiconductor Engineering, Inc.	334,000	364,054
Powertech Technology, Inc.	210,000	657,029
Rohm Co. Ltd.	85,100	5,284,148
Samsung Electronics Co., Ltd.	11,588	9,831,022
Sumco Corp. (a)	5,200	104,838

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	335,377	$4,084,892

		20,325,983

Software — 2.0%
Infosys Technologies Ltd. Sponsored ADR (India)	53,310	3,822,327
Konami Corp.	14,900	271,595
SAP AG	128,660	7,893,589

		11,987,511

Telecommunications — 2.5%
China Unicom Ltd.	1,658,000	2,757,185
LG Uplus Corp.	22,230	125,442
MTN Group Ltd.	150,210	3,031,344
Nippon Telegraph & Telephone Corp.	37,500	1,682,320
Singapore Telecommunications Ltd.	794,500	1,904,499
Telecom Italia SpA	1,014,800	1,562,688
Telecom Italia SpA- RSP	566,300	762,685
Telenor ASA	30,500	501,933
Vodafone Group PLC	804,100	2,276,738

		14,604,834

Toys, Games & Hobbies — 0.0%
Namco Bandai Holdings, Inc.	11,000	119,945

Transportation — 1.9%
Canadian National Railway Co.	109,140	8,214,968
East Japan Railway	3,400	186,832
Kuehne & Nagel International AG	19,900	2,784,033

		11,185,833

TOTAL COMMON STOCK (Cost $503,259,181)		572,179,097

PREFERRED STOCK — 0.6%
Banks — 0.0%
Banco Bradesco SA 0.55%	341	6,966

Electric — 0.1%
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA BRL 13.95%	14,100	311,769

Mining — 0.5%
Vale SA Sponsored ADR (Brazil) 2.63%	104,800	3,093,696

TOTAL PREFERRED STOCK (Cost $2,891,614)		3,412,431

TOTAL EQUITIES (Cost $506,150,795)		575,591,528

	Number of Shares	Value
WARRANTS — 0.1%
Diversified Financial — 0.1%
Merrill Lynch & Co., Inc., Expires 12/23/14, Strike 14.562 (a)	40,200	$553,188

TOTAL WARRANTS (Cost $501,302)		553,188

TOTAL LONG-TERM INVESTMENTS (Cost $506,652,097)		576,144,716

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (c)	$11,841,071	11,841,071

TOTAL SHORT-TERM INVESTMENTS (Cost $11,841,071)		11,841,071

TOTAL INVESTMENTS — 100.0% (Cost $518,493,168) (d)		587,985,787

Other Assets/(Liabilities) — (0.0)%		(268,292)

NET ASSETS — 100.0%		$587,717,495

Notes to Portfolio of Investments

ADR	American Depositary Receipt
ADS	American Depositary Share
BRL	Brazilian Real
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $11,841,074. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 8/15/39 – 11/15/40, and an aggregate market value, including accrued interest, of $12,087,123.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	4,875	$54,258
MassMutual Premier Core Bond Fund, Class S (a)	916,178	10,123,768
MassMutual Premier Disciplined Growth Fund, Class S (a)	413,929	4,131,008
MassMutual Premier Disciplined Value Fund, Class S (a)	376,952	4,014,536
MassMutual Premier Diversified Bond Fund, Class S (a)	754,130	8,001,323
MassMutual Premier Focused International Fund, Class S (a)	43,103	518,529
MassMutual Premier High Yield Fund, Class S (a)	195,756	1,779,423
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	1,135,293	12,227,107
MassMutual Premier International Bond Fund, Class S (a)	439,584	4,457,382
MassMutual Premier International Equity Fund, Class S (a)	92,721	1,383,399
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	5,101	58,201
MassMutual Premier Money Market Fund, Class S (a)	2,110,086	2,110,086
MassMutual Premier Short-Duration Bond Fund, Class S (a)	1,897,653	20,191,025
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	209,094	3,500,241
MassMutual Premier Value Fund, Class S (a)	6,495	99,825
MassMutual Select Blue Chip Growth Fund, Class S (a)	48,519	546,321
MassMutual Select Core Opportunities Fund, Class S (a)	140,337	1,383,727
MassMutual Select Diversified International Fund, Class S (a)	177,888	1,280,794
MassMutual Select Diversified Value Fund, Class S (a)	66,170	632,590
MassMutual Select Focused Value Fund, Class S (a)	91,417	1,713,160
MassMutual Select Fundamental Value Fund, Class S (a)	95,733	1,059,770
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	62,190	462,074
MassMutual Select Large Cap Growth Fund, Class S (a)	83,522	812,667

	Number of Shares	Value
MassMutual Select Large Cap Value Fund, Class S (a)	19,564	$216,964
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	32,669	391,696
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a) (b)	52,946	905,902
MassMutual Select Mid-Cap Value Fund, Class S (a)	129,187	1,396,511
MassMutual Select Overseas Fund, Class S (a)	456,683	3,429,688
MassMutual Select PIMCO Total Return Fund, Class S (a)	369,174	3,772,954
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	25,005	477,350
MassMutual Select Small Cap Value Equity Fund, Class S (a)	60,604	614,523
MassMutual Select Small Company Growth Fund, Class S (a) (b)	44,736	484,935
MassMutual Select Small Company Value Fund, Class S (a)	43,275	643,504
MassMutual Select Strategic Bond Fund, Class S (a)	371,135	3,611,139
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	733,305	2,999,219
Oppenheimer Real Estate Fund, Class Y (a)	159,846	3,228,889

		102,714,488

TOTAL MUTUAL FUNDS (Cost $89,516,268)		102,714,488

TOTAL LONG-TERM INVESTMENTS (Cost $89,516,268)		102,714,488

TOTAL INVESTMENTS — 100.1% (Cost $89,516,268) (c)		102,714,488

Other Assets/(Liabilities) — (0.1)%		(83,503)

NET ASSETS — 100.0%		$102,630,985

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	6,130	$68,229
MassMutual Premier Core Bond Fund, Class S (a)	995,518	11,000,469
MassMutual Premier Disciplined Growth Fund, Class S (a)	650,407	6,491,058
MassMutual Premier Disciplined Value Fund, Class S (a)	597,342	6,361,687
MassMutual Premier Diversified Bond Fund, Class S (a)	609,074	6,462,280
MassMutual Premier Focused International Fund, Class S (a)	77,715	934,914
MassMutual Premier High Yield Fund, Class S (a)	188,495	1,713,416
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	883,567	9,516,011
MassMutual Premier International Bond Fund, Class S (a)	326,205	3,307,718
MassMutual Premier International Equity Fund, Class S (a)	160,115	2,388,909
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	26,447	301,762
MassMutual Premier Money Market Fund, Class S (a)	1,413,395	1,413,395
MassMutual Premier Short-Duration Bond Fund, Class S (a)	1,330,046	14,151,689
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	291,744	4,883,794
MassMutual Premier Value Fund, Class S (a)	22,246	341,919
MassMutual Select Blue Chip Growth Fund, Class S (a)	92,787	1,044,784
MassMutual Select Core Opportunities Fund, Class S (a)	154,321	1,521,602
MassMutual Select Diversified International Fund, Class S (a)	336,575	2,423,343
MassMutual Select Diversified Value Fund, Class S (a)	123,082	1,176,664
MassMutual Select Focused Value Fund, Class S (a)	99,974	1,873,514
MassMutual Select Fundamental Value Fund, Class S (a)	151,982	1,682,436
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	112,592	836,560
MassMutual Select Large Cap Growth Fund, Class S (a)	156,592	1,523,639

	Number of Shares	Value
MassMutual Select Large Cap Value Fund, Class S (a)	32,831	$364,095
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	73,231	878,037
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a) (b)	110,326	1,887,672
MassMutual Select Mid-Cap Value Fund, Class S (a)	253,235	2,737,472
MassMutual Select Overseas Fund, Class S (a)	760,754	5,713,261
MassMutual Select PIMCO Total Return Fund, Class S (a)	410,475	4,195,057
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	42,464	810,637
MassMutual Select Small Cap Value Equity Fund, Class S (a)	107,991	1,095,029
MassMutual Select Small Company Growth Fund, Class S (a) (b)	64,292	696,923
MassMutual Select Small Company Value Fund, Class S (a)	68,292	1,015,501
MassMutual Select Strategic Bond Fund, Class S (a)	302,759	2,945,845
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	874,016	3,574,726
Oppenheimer Real Estate Fund, Class Y (a)	187,311	3,783,686

		111,117,733

TOTAL MUTUAL FUNDS (Cost $96,114,796)		111,117,733

TOTAL LONG-TERM INVESTMENTS (Cost $96,114,796)		111,117,733

TOTAL INVESTMENTS — 100.1% (Cost $96,114,796) (c)		111,117,733

Other Assets/(Liabilities) — (0.1)%		(78,118)

NET ASSETS — 100.0%		$111,039,615

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2015 Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.4%
Diversified Financial — 100.4%
MassMutual Premier Capital Appreciation Fund, Class S (a)	407	$4,525
MassMutual Premier Core Bond Fund, Class S (a)	10,341	114,270
MassMutual Premier Disciplined Growth Fund, Class S (a)	9,171	91,523
MassMutual Premier Disciplined Value Fund, Class S (a)	8,695	92,604
MassMutual Premier Diversified Bond Fund, Class S (a)	4,223	44,807
MassMutual Premier Focused International Fund, Class S (a)	2,025	24,355
MassMutual Premier High Yield Fund, Class S (a)	4,536	41,230
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	11,451	123,330
MassMutual Premier International Bond Fund, Class S (a)	5,522	55,993
MassMutual Premier International Equity Fund, Class S (a)	3,158	47,112
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	1,040	11,862
MassMutual Premier Money Market Fund, Class S (a)	1,400	1,400
MassMutual Premier Short-Duration Bond Fund, Class S (a)	11,180	118,959
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	4,796	80,289
MassMutual Premier Value Fund, Class S (a)	413	6,354
MassMutual Select Blue Chip Growth Fund, Class S (a)	2,908	32,740
MassMutual Select Core Opportunities Fund, Class S (a)	2,607	25,706
MassMutual Select Diversified International Fund, Class S (a)	8,328	59,964
MassMutual Select Diversified Value Fund, Class S (a)	3,691	35,288
MassMutual Select Focused Value Fund, Class S (a)	1,603	30,045
MassMutual Select Fundamental Value Fund, Class S (a)	5,176	57,302
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	3,767	27,988
MassMutual Select Large Cap Growth Fund, Class S (a)	4,332	42,153
MassMutual Select Large Cap Value Fund, Class S (a)	1,300	14,422

	Number of Shares	Value
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	1,403	$16,820
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a) (b)	2,444	41,823
MassMutual Select Mid-Cap Value Fund, Class S (a)	5,221	56,436
MassMutual Select Overseas Fund, Class S (a)	15,806	118,701
MassMutual Select PIMCO Total Return Fund, Class S (a)	5,572	56,946
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	1,371	26,181
MassMutual Select Small Cap Value Equity Fund, Class S (a)	2,361	23,944
MassMutual Select Small Company Growth Fund, Class S (a) (b)	2,074	22,481
MassMutual Select Small Company Value Fund, Class S (a)	1,671	24,848
MassMutual Select Strategic Bond Fund, Class S (a)	4,064	39,541
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	14,570	59,593
Oppenheimer Real Estate Fund, Class Y (a)	3,345	67,562

		1,739,097

TOTAL MUTUAL FUNDS (Cost $1,617,344)		1,739,097

TOTAL LONG-TERM INVESTMENTS (Cost $1,617,344)		1,739,097

TOTAL INVESTMENTS — 100.4% (Cost $1,617,344) (c)		1,739,097

Other Assets/(Liabilities) — (0.4)%		(6,085)

NET ASSETS — 100.0%		$1,733,012

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	94,094	$1,047,269
MassMutual Premier Core Bond Fund, Class S (a)	1,743,778	19,268,744
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,754,510	27,490,010
MassMutual Premier Disciplined Value Fund, Class S (a)	2,460,288	26,202,071
MassMutual Premier Diversified Bond Fund, Class S (a)	512,245	5,434,916
MassMutual Premier Focused International Fund, Class S (a)	414,314	4,984,198
MassMutual Premier High Yield Fund, Class S (a)	879,859	7,997,923
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	1,385,553	14,922,407
MassMutual Premier International Bond Fund, Class S (a)	1,084,161	10,993,391
MassMutual Premier International Equity Fund, Class S (a)	890,373	13,284,363
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	1,326,228	15,132,262
MassMutual Premier Short-Duration Bond Fund, Class S (a)	1,806,232	19,218,309
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	1,170,270	19,590,324
MassMutual Premier Value Fund, Class S (a)	78,001	1,198,873
MassMutual Select Blue Chip Growth Fund, Class S (a)	782,096	8,806,402
MassMutual Select Core Opportunities Fund, Class S (a)	537,797	5,302,676
MassMutual Select Diversified International Fund, Class S (a)	1,821,018	13,111,330
MassMutual Select Diversified Value Fund, Class S (a)	1,031,036	9,856,702
MassMutual Select Focused Value Fund, Class S (a)	383,604	7,188,747
MassMutual Select Fundamental Value Fund, Class S (a)	1,395,149	15,444,304
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	1,080,957	8,031,510
MassMutual Select Large Cap Growth Fund, Class S (a)	1,233,722	12,004,114
MassMutual Select Large Cap Value Fund, Class S (a)	301,067	3,338,835
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	449,847	5,393,662

	Number of Shares	Value
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a) (b)	529,165	$9,054,006
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,311,960	14,182,290
MassMutual Select Overseas Fund, Class S (a)	4,453,589	33,446,451
MassMutual Select PIMCO Total Return Fund, Class S (a)	1,044,913	10,679,012
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	141,503	2,701,288
MassMutual Select Small Cap Value Equity Fund, Class S (a)	456,615	4,630,073
MassMutual Select Small Company Growth Fund, Class S (a) (b)	281,003	3,046,069
MassMutual Select Small Company Value Fund, Class S (a)	213,507	3,174,843
MassMutual Select Strategic Bond Fund, Class S (a)	473,099	4,603,256
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	3,380,174	13,824,910
Oppenheimer Real Estate Fund, Class Y (a)	809,718	16,356,308

		390,941,848

TOTAL MUTUAL FUNDS (Cost $327,062,812)		390,941,848

TOTAL LONG-TERM INVESTMENTS (Cost $327,062,812)		390,941,848

TOTAL INVESTMENTS — 100.1% (Cost $327,062,812) (c)		390,941,848

Other Assets/(Liabilities) — (0.1)%		(221,636)

NET ASSETS — 100.0%		$390,720,212

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2025 Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.4%
Diversified Financial — 100.4%
MassMutual Premier Capital Appreciation Fund, Class S (a)	514	$5,722
MassMutual Premier Core Bond Fund, Class S (a)	4,285	47,347
MassMutual Premier Disciplined Growth Fund, Class S (a)	10,325	103,048
MassMutual Premier Disciplined Value Fund, Class S (a)	9,705	103,353
MassMutual Premier Discovery Value Fund, Class S (a)	0	1
MassMutual Premier Diversified Bond Fund, Class S (a)	80	846
MassMutual Premier Focused International Fund, Class S (a)	1,974	23,750
MassMutual Premier High Yield Fund, Class S (a)	4,010	36,451
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	2,921	31,463
MassMutual Premier International Bond Fund, Class S (a)	4,063	41,201
MassMutual Premier International Equity Fund, Class S (a)	3,310	49,384
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	1,139	13,002
MassMutual Premier Short-Duration Bond Fund, Class S (a)	4,487	47,741
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	4,794	80,245
MassMutual Premier Value Fund, Class S (a)	436	6,697
MassMutual Select Blue Chip Growth Fund, Class S (a)	3,421	38,526
MassMutual Select Core Opportunities Fund, Class S (a)	2,055	20,264
MassMutual Select Diversified International Fund, Class S (a)	8,061	58,037
MassMutual Select Diversified Value Fund, Class S (a)	4,275	40,864
MassMutual Select Focused Value Fund, Class S (a)	1,338	25,073
MassMutual Select Fundamental Value Fund, Class S (a)	6,210	68,741
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	4,610	34,253
MassMutual Select Large Cap Growth Fund, Class S (a)	5,263	51,210
MassMutual Select Large Cap Value Fund, Class S (a)	1,694	18,792
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	1,722	20,650

	Number of Shares	Value
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a) (b)	2,621	$44,852
MassMutual Select Mid-Cap Value Fund, Class S (a)	5,341	57,734
MassMutual Select Overseas Fund, Class S (a)	18,822	141,354
MassMutual Select PIMCO Total Return Fund, Class S (a)	2,600	26,574
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	1,522	29,048
MassMutual Select Small Cap Value Equity Fund, Class S (a)	2,639	26,761
MassMutual Select Small Company Growth Fund, Class S (a) (b)	2,164	23,459
MassMutual Select Small Company Value Fund, Class S (a)	1,793	26,657
MassMutual Select Strategic Bond Fund, Class S (a)	1,227	11,943
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	14,687	60,069
Oppenheimer Real Estate Fund, Class Y (a)	3,087	62,367

		1,477,479

TOTAL MUTUAL FUNDS (Cost $1,334,595)		1,477,479

TOTAL LONG-TERM INVESTMENTS (Cost $1,334,595)		1,477,479

TOTAL INVESTMENTS — 100.4% (Cost $1,334,595) (c)		1,477,479

Other Assets/(Liabilities) — (0.4)%		(6,195)

NET ASSETS — 100.0%		$1,471,284

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	154,624	$1,720,969
MassMutual Premier Core Bond Fund, Class S (a)	585,988	6,475,168
MassMutual Premier Disciplined Growth Fund, Class S (a)	1,692,977	16,895,913
MassMutual Premier Disciplined Value Fund, Class S (a)	1,607,824	17,123,326
MassMutual Premier Discovery Value Fund, Class S (a)	51	554
MassMutual Premier Focused International Fund, Class S (a)	408,435	4,913,468
MassMutual Premier High Yield Fund, Class S (a)	598,456	5,439,969
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	522,360	5,625,815
MassMutual Premier International Bond Fund, Class S (a)	621,586	6,302,885
MassMutual Premier International Equity Fund, Class S (a)	779,024	11,623,036
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	864,661	9,865,776
MassMutual Premier Short-Duration Bond Fund, Class S (a)	872,345	9,281,746
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	1,050,885	17,591,816
MassMutual Premier Value Fund, Class S (a)	61,239	941,237
MassMutual Select Blue Chip Growth Fund, Class S (a)	909,971	10,246,275
MassMutual Select Core Opportunities Fund, Class S (a)	426,781	4,208,064
MassMutual Select Diversified International Fund, Class S (a)	1,766,795	12,720,926
MassMutual Select Diversified Value Fund, Class S (a)	1,239,052	11,845,340
MassMutual Select Focused Value Fund, Class S (a)	284,227	5,326,407
MassMutual Select Fundamental Value Fund, Class S (a)	1,683,930	18,641,110
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	1,291,582	9,596,451
MassMutual Select Large Cap Growth Fund, Class S (a)	1,462,032	14,225,576
MassMutual Select Large Cap Value Fund, Class S (a)	387,692	4,299,502

	Number of Shares	Value
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	494,349	$5,927,250
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a) (b)	489,792	8,380,348
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,208,919	13,068,417
MassMutual Select Overseas Fund, Class S (a)	4,133,654	31,043,741
MassMutual Select PIMCO Total Return Fund, Class S (a)	424,037	4,333,658
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	236,957	4,523,512
MassMutual Select Small Cap Value Equity Fund, Class S (a)	527,068	5,344,468
MassMutual Select Small Company Growth Fund, Class S (a) (b)	254,819	2,762,236
MassMutual Select Small Company Value Fund, Class S (a)	299,659	4,455,935
MassMutual Select Strategic Bond Fund, Class S (a)	169,813	1,652,282
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	3,042,466	12,443,687
Oppenheimer Real Estate Fund, Class Y (a)	692,168	13,981,799

		312,828,662

TOTAL MUTUAL FUNDS (Cost $252,973,686)		312,828,662

TOTAL LONG-TERM INVESTMENTS (Cost $252,973,686)		312,828,662

TOTAL INVESTMENTS — 100.1% (Cost $252,973,686) (c)		312,828,662

Other Assets/(Liabilities) — (0.1)%		(173,515)

NET ASSETS — 100.0%		$312,655,147

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2035 Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.4%
Diversified Financial — 100.4%
MassMutual Premier Capital Appreciation Fund, Class S (a)	425	$4,734
MassMutual Premier Core Bond Fund, Class S (a)	2,916	32,222
MassMutual Premier Disciplined Growth Fund, Class S (a)	9,098	90,802
MassMutual Premier Disciplined Value Fund, Class S (a)	8,621	91,812
MassMutual Premier Discovery Value Fund, Class S (a)	0	1
MassMutual Premier Diversified Bond Fund, Class S (a)	95	1,010
MassMutual Premier Focused International Fund, Class S (a)	2,276	27,376
MassMutual Premier High Yield Fund, Class S (a)	1,718	15,614
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	1,520	16,374
MassMutual Premier International Bond Fund, Class S (a)	3,821	38,748
MassMutual Premier International Equity Fund, Class S (a)	3,510	52,373
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	723	8,254
MassMutual Premier Short-Duration Bond Fund, Class S (a)	3,316	35,285
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	5,222	87,415
MassMutual Premier Value Fund, Class S (a)	520	7,989
MassMutual Select Blue Chip Growth Fund, Class S (a)	4,280	48,194
MassMutual Select Core Opportunities Fund, Class S (a)	1,968	19,409
MassMutual Select Diversified International Fund, Class S (a)	9,041	65,092
MassMutual Select Diversified Value Fund, Class S (a)	5,484	52,427
MassMutual Select Focused Value Fund, Class S (a)	1,342	25,158
MassMutual Select Fundamental Value Fund, Class S (a)	7,538	83,445
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	5,767	42,852
MassMutual Select Large Cap Growth Fund, Class S (a)	6,590	64,116
MassMutual Select Large Cap Value Fund, Class S (a)	2,074	22,996
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	1,762	21,127

	Number of Shares	Value
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a) (b)	2,578	$44,113
MassMutual Select Mid-Cap Value Fund, Class S (a)	5,671	61,304
MassMutual Select Overseas Fund, Class S (a)	21,400	160,715
MassMutual Select PIMCO Total Return Fund, Class S (a)	1,517	15,508
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	1,735	33,130
MassMutual Select Small Cap Value Equity Fund, Class S (a)	2,960	30,016
MassMutual Select Small Company Growth Fund, Class S (a) (b)	2,332	25,274
MassMutual Select Small Company Value Fund, Class S (a)	1,906	28,349
MassMutual Select Strategic Bond Fund, Class S (a)	1,009	9,817
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	14,909	60,976
Oppenheimer Real Estate Fund, Class Y (a)	3,388	68,429

		1,492,456

TOTAL MUTUAL FUNDS (Cost $1,346,621)		1,492,456

TOTAL LONG-TERM INVESTMENTS (Cost $1,346,621)		1,492,456

TOTAL INVESTMENTS — 100.4% (Cost $1,346,621) (c)		1,492,456

Other Assets/(Liabilities) — (0.4)%		(6,434)

NET ASSETS — 100.0%		$1,486,022

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	132,054	$1,469,765
MassMutual Premier Core Bond Fund, Class S (a)	356,843	3,943,120
MassMutual Premier Disciplined Growth Fund, Class S (a)	1,062,113	10,599,890
MassMutual Premier Disciplined Value Fund, Class S (a)	953,691	10,156,809
MassMutual Premier Diversified Bond Fund, Class S (a)	13,140	139,411
MassMutual Premier Focused International Fund, Class S (a)	260,320	3,131,644
MassMutual Premier High Yield Fund, Class S (a)	87,537	795,713
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	148,788	1,602,446
MassMutual Premier International Bond Fund, Class S (a)	319,189	3,236,572
MassMutual Premier International Equity Fund, Class S (a)	491,162	7,328,144
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	486,338	5,549,116
MassMutual Premier Short-Duration Bond Fund, Class S (a)	387,012	4,117,812
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	679,085	11,367,886
MassMutual Premier Value Fund, Class S (a)	61,821	950,190
MassMutual Select Blue Chip Growth Fund, Class S (a)	591,229	6,657,243
MassMutual Select Core Opportunities Fund, Class S (a)	261,559	2,578,969
MassMutual Select Diversified International Fund, Class S (a)	1,130,355	8,138,560
MassMutual Select Diversified Value Fund, Class S (a)	805,660	7,702,113
MassMutual Select Focused Value Fund, Class S (a)	175,046	3,280,365
MassMutual Select Fundamental Value Fund, Class S (a)	1,093,946	12,109,984
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	885,451	6,578,900
MassMutual Select Large Cap Growth Fund, Class S (a)	891,678	8,676,023
MassMutual Select Large Cap Value Fund, Class S (a)	268,232	2,974,692

	Number of Shares	Value
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	323,775	$3,882,062
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a) (b)	323,283	5,531,369
MassMutual Select Mid-Cap Value Fund, Class S (a)	784,029	8,475,357
MassMutual Select Overseas Fund, Class S (a)	2,644,712	19,861,791
MassMutual Select PIMCO Total Return Fund, Class S (a)	201,782	2,062,213
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	151,912	2,900,006
MassMutual Select Small Cap Value Equity Fund, Class S (a)	321,523	3,260,239
MassMutual Select Small Company Growth Fund, Class S (a) (b)	197,782	2,143,960
MassMutual Select Small Company Value Fund, Class S (a)	225,576	3,354,314
MassMutual Select Strategic Bond Fund, Class S (a)	87,201	848,469
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	1,929,141	7,890,186
Oppenheimer Real Estate Fund, Class Y (a)	420,864	8,501,444

		191,796,777

TOTAL MUTUAL FUNDS (Cost $151,312,905)		191,796,777

TOTAL LONG-TERM INVESTMENTS (Cost $151,312,905)		191,796,777

TOTAL INVESTMENTS — 100.1% (Cost $151,312,905) (c)		191,796,777

Other Assets/(Liabilities) — (0.1)%		(106,628)

NET ASSETS — 100.0%		$191,690,149

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2045 Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.5%
Diversified Financial — 100.5%
MassMutual Premier Capital Appreciation Fund, Class S (a)	615	$6,842
MassMutual Premier Core Bond Fund, Class S (a)	832	9,197
MassMutual Premier Disciplined Growth Fund, Class S (a)	7,284	72,692
MassMutual Premier Disciplined Value Fund, Class S (a)	6,939	73,899
MassMutual Premier Discovery Value Fund, Class S (a)	0	2
MassMutual Premier Diversified Bond Fund, Class S (a)	52	550
MassMutual Premier Focused International Fund, Class S (a)	2,000	24,056
MassMutual Premier High Yield Fund, Class S (a)	597	5,422
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	653	7,034
MassMutual Premier International Bond Fund, Class S (a)	2,027	20,551
MassMutual Premier International Equity Fund, Class S (a)	3,217	47,993
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	1,523	17,383
MassMutual Premier Short-Duration Bond Fund, Class S (a)	991	10,546
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	4,551	76,186
MassMutual Premier Value Fund, Class S (a)	619	9,513
MassMutual Select Blue Chip Growth Fund, Class S (a)	4,218	47,492
MassMutual Select Core Opportunities Fund, Class S (a)	1,594	15,717
MassMutual Select Diversified International Fund, Class S (a)	8,048	57,944
MassMutual Select Diversified Value Fund, Class S (a)	5,375	51,390
MassMutual Select Focused Value Fund, Class S (a)	1,145	21,450
MassMutual Select Fundamental Value Fund, Class S (a)	7,361	81,485
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	5,407	40,174
MassMutual Select Large Cap Growth Fund, Class S (a)	6,316	61,458
MassMutual Select Large Cap Value Fund, Class S (a)	1,950	21,625
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	1,723	20,655

	Number of Shares	Value
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a) (b)	2,520	$43,125
MassMutual Select Mid-Cap Value Fund, Class S (a)	5,433	58,736
MassMutual Select Overseas Fund, Class S (a)	18,150	136,303
MassMutual Select PIMCO Total Return Fund, Class S (a)	331	3,381
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	1,517	28,964
MassMutual Select Small Cap Value Equity Fund, Class S (a)	2,515	25,503
MassMutual Select Small Company Growth Fund, Class S (a) (b)	2,045	22,171
MassMutual Select Small Company Value Fund, Class S (a)	1,654	24,588
MassMutual Select Strategic Bond Fund, Class S (a)	212	2,066
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	12,893	52,733
Oppenheimer Real Estate Fund, Class Y (a)	2,780	56,155

		1,254,981

TOTAL MUTUAL FUNDS (Cost $1,108,109)		1,254,981

TOTAL LONG-TERM INVESTMENTS (Cost $1,108,109)		1,254,981

TOTAL INVESTMENTS — 100.5% (Cost $1,108,109) (c)		1,254,981

Other Assets/(Liabilities) — (0.5)%		(6,269)

NET ASSETS — 100.0%		$1,248,712

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2050 Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	21,926	$244,032
MassMutual Premier Core Bond Fund, Class S (a)	20,098	222,083
MassMutual Premier Disciplined Growth Fund, Class S (a)	169,855	1,695,148
MassMutual Premier Disciplined Value Fund, Class S (a)	157,850	1,681,108
MassMutual Premier Discovery Value Fund, Class S (a)	18	192
MassMutual Premier Diversified Bond Fund, Class S (a)	1,570	16,657
MassMutual Premier Focused International Fund, Class S (a)	43,398	522,080
MassMutual Premier High Yield Fund, Class S (a)	13,255	120,490
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	10,027	107,992
MassMutual Premier International Bond Fund, Class S (a)	36,409	369,183
MassMutual Premier International Equity Fund, Class S (a)	82,543	1,231,547
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	62,555	713,758
MassMutual Premier Short-Duration Bond Fund, Class S (a)	35,701	379,861
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	103,865	1,738,700
MassMutual Premier Value Fund, Class S (a)	10,497	161,342
MassMutual Select Blue Chip Growth Fund, Class S (a)	97,867	1,101,985
MassMutual Select Core Opportunities Fund, Class S (a)	41,044	404,695
MassMutual Select Diversified International Fund, Class S (a)	175,779	1,265,610
MassMutual Select Diversified Value Fund, Class S (a)	129,007	1,233,310
MassMutual Select Focused Value Fund, Class S (a)	26,522	497,013
MassMutual Select Fundamental Value Fund, Class S (a)	178,484	1,975,817
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	136,634	1,015,188
MassMutual Select Large Cap Growth Fund, Class S (a)	140,144	1,363,602
MassMutual Select Large Cap Value Fund, Class S (a)	49,145	545,012

	Number of Shares	Value
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	52,837	$633,516
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a) (b)	51,055	873,552
MassMutual Select Mid-Cap Value Fund, Class S (a)	120,819	1,306,058
MassMutual Select Overseas Fund, Class S (a)	420,650	3,159,084
MassMutual Select PIMCO Total Return Fund, Class S (a)	9,846	100,628
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	22,956	438,231
MassMutual Select Small Cap Value Equity Fund, Class S (a)	51,655	523,783
MassMutual Select Small Company Growth Fund, Class S (a) (b)	46,759	506,870
MassMutual Select Small Company Value Fund, Class S (a)	36,517	543,005
MassMutual Select Strategic Bond Fund, Class S (a)	3,702	36,016
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	281,463	1,151,182
Oppenheimer Real Estate Fund, Class Y (a)	59,444	1,200,772

		29,079,102

TOTAL MUTUAL FUNDS (Cost $24,162,985)		29,079,102

TOTAL LONG-TERM INVESTMENTS (Cost $24,162,985)		29,079,102

TOTAL INVESTMENTS — 100.1% (Cost $24,162,985) (c)		29,079,102

Other Assets/(Liabilities) — (0.1)%		(15,756)

NET ASSETS — 100.0%		$29,063,346

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1.	The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”): MassMutual Select PIMCO Total Return Fund (“PIMCO Total Return Fund”), MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”), MassMutual Select Strategic Balanced Fund (“Strategic Balanced Fund”), MassMutual Select BlackRock Global Allocation Fund (formerly known as MassMutual Select Global Allocation Fund) (“BlackRock Global Allocation Fund”), MassMutual Select Diversified Value Fund (“Diversified Value Fund”), MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”), MassMutual Select Value Equity Fund (“Value Equity Fund”), MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”), MassMutual Select Indexed Equity Fund (“Indexed Equity Fund”), MassMutual Select Core Opportunities Fund (“Core Opportunities Fund”), MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”), MassMutual Select Large Cap Growth Fund (“Large Cap Growth Fund”), MassMutual Select Growth Opportunities Fund (formerly known as MassMutual Select Aggressive Growth Fund) (“Growth Opportunities Fund”), MassMutual Select NASDAQ-100® Fund (“NASDAQ-100 Fund”), MassMutual Select Focused Value Fund (“Focused Value Fund”), MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”), MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”), MassMutual Select Small Company Value Fund (“Small Company Value Fund”), MassMutual Select Mid Cap Growth Equity Fund (“Mid Cap Growth Equity Fund”), MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”), MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”), MassMutual Select Small Company Growth Fund (“Small Company Growth Fund”), MassMutual Select Diversified International Fund (“Diversified International Fund”), MassMutual Select Overseas Fund (“Overseas Fund”), MassMutual Select Destination Retirement Income Fund (“Destination Retirement Income Fund”), MassMutual Select Destination Retirement 2010 Fund (“Destination Retirement 2010 Fund”), MassMutual Select Destination Retirement 2015 Fund (“Destination Retirement 2015 Fund”), MassMutual Select Destination Retirement 2020 Fund (“Destination Retirement 2020 Fund”), MassMutual Select Destination Retirement 2025 Fund (“Destination Retirement 2025 Fund”), MassMutual Select Destination Retirement 2030 Fund (“Destination Retirement 2030 Fund”), MassMutual Select Destination Retirement 2035 Fund (“Destination Retirement 2035 Fund”), MassMutual Select Destination Retirement 2040 Fund (“Destination Retirement 2040 Fund”), MassMutual Select Destination Retirement 2045 Fund (“Destination Retirement 2045 Fund”), and MassMutual Select Destination Retirement 2050 Fund (“Destination Retirement 2050 Fund”).

The PIMCO Total Return Fund commenced operations on July 6, 2010. The Destination Retirement 2015 Fund, Destination Retirement 2025 Fund, Destination Retirement 2035 Fund, and Destination Retirement 2045 Fund commenced operations on April 1, 2010.

Each Fund other than the BlackRock Global Allocation Fund, Large Cap Growth Fund, Destination Retirement 2015 Fund, Destination Retirement 2025 Fund, Destination Retirement 2035 Fund, and Destination Retirement 2045 Fund has the following five classes of shares: Class A, Class L, Class Y, Class S, and Class N. Additionally, the PIMCO Total Return Fund, Fundamental Value Fund, Indexed Equity Fund, Focused Value Fund, Small Company Value Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, and Overseas Fund have a sixth class of shares: Class Z. Class Z commenced operations on November 15, 2010 for Fundamental Value Fund, Focused Value Fund, Small Company Value Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, and Overseas Fund. The BlackRock Global Allocation Fund, Large Cap Growth Fund, Destination Retirement 2015 Fund, Destination Retirement 2025 Fund, Destination Retirement 2035 Fund, and Destination Retirement 2045 Fund do not offer Class N shares. Class N shares of the BlackRock Global Allocation Fund, Large Cap Growth Fund, Destination Retirement 2015 Fund, Destination Retirement 2025 Fund, Destination Retirement 2035 Fund, and Destination Retirement 2045 Fund were eliminated as of February 8, 2011. Each share class represents an interest in the same portfolio of assets. The principal economic difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally

Notes to Portfolio of Investments (Unaudited) (Continued)

accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading. The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Investments are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee in accordance with procedures approved by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a

Notes to Portfolio of Investments (Unaudited) (Continued)

pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Derivative contracts that are actively traded on an exchange are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3. Any illiquid Rule 144A securities or restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently and, therefore, the inputs are unobservable.

The Diversified Value Fund, Value Equity Fund, Indexed Equity Fund, Large Cap Growth Fund, Growth Opportunities Fund, NASDAQ-100 Fund, Focused Value Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, Mid Cap Growth Equity II Fund, and Small Company Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2011. The Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2015 Fund, Destination Retirement 2020 Fund, Destination Retirement 2025 Fund, Destination Retirement 2030 Fund, Destination Retirement 2035 Fund, Destination Retirement 2040 Fund, Destination Retirement 2045 Fund, and Destination Retirement 2050 Fund characterized all investments at Level 1, as of March 31, 2011. The PIMCO Total Return Fund and BlackRock Global Allocation Fund characterized all securities sold short at Level 2, as of March 31, 2011. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level as of March 31, 2011, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Equities
Preferred Stock
Utilities	$21,296,000	$-	$-	$21,296,000

Total Preferred Stock	21,296,000	-	-	21,296,000

Total Equities	21,296,000	-	-	21,296,000

Bonds & Notes
Total Corporate Debt	-	630,588,262	2,395,320	632,983,582

Total Floating Rate Loan Interest	-	1,550,210	-	1,550,210

Total Municipal Obligations	-	46,206,170	-	46,206,170

Non-U.S. Government Agency Obligations
Commercial MBS	-	85,761,873	-	85,761,873
Other ABS	-	-	4,790,795	4,790,795
WL Collateral CMO	-	41,181,411	-	41,181,411

Total Non-U.S. Government Agency Obligations	-	126,943,284	4,790,795	131,734,079

Total Sovereign Debt Obligations	-	26,020,428	420,270	26,440,698

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund (Continued)
U.S. Government Agency Obligations and
Instrumentalities
Pass-Through Securities	$-	$139,170,383	$-	$139,170,383

Total U.S. Government Agency Obligations and
Instrumentalities	-	139,170,383	-	139,170,383

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	7,789,646	-	7,789,646

Total U.S. Treasury Obligations	-	7,789,646	-	7,789,646

Total Bonds & Notes	-	978,268,383	7,606,385	985,874,768

Total Long-Term Investments	21,296,000	978,268,383	7,606,385	1,007,170,768

Total Short-Term Investments	-	499,008,262	-	499,008,262

Total Investments	$21,296,000	$1,477,276,645	$7,606,385	$1,506,179,030

Strategic Bond Fund
Equities
Common Stock
Energy	$6,899	$-	$-	$6,899

Total Common Stock	6,899	-	-	6,899

Convertible Preferred Stock
Consumer, Cyclical	-	47,332	-	47,332

Total Convertible Preferred Stock	-	47,332	-	47,332

Preferred Stock
Consumer, Cyclical	-	34,000	-	34,000
Financial	373,179	-	-	373,179
Government	-	126,445	-	126,445

Total Preferred Stock	373,179	160,445	-	533,624

Total Equities	380,078	207,777	-	587,855

Bonds & Notes
Total Corporate Debt	-	48,137,394	793,009	48,930,403

Total Municipal Obligations	-	2,311,329	-	2,311,329

Non-U.S. Government Agency Obligations
Agency Collateral CMO	-	666,571	-	666,571
Automobile ABS	-	579,776	-	579,776
Commercial MBS	-	4,092,270	-	4,092,270
Home Equity ABS	-	4,108,448	-	4,108,448
Manufactured Housing ABS	-	3,919,653	-	3,919,653
Student Loans ABS	-	2,354,209	-	2,354,209
WL Collateral CMO	-	11,332,999	-	11,332,999

Total Non-U.S. Government Agency Obligations	-	27,053,926	-	27,053,926

Total Sovereign Debt Obligations	-	1,168,313	-	1,168,313

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Bond Fund (Continued)
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	$-	$1,676,067	$-	$1,676,067
Pass-through Securities	-	59,518,275	-	59,518,275

Total U.S. Government Agency Obligations and Instrumentalities	-	61,194,342	-	61,194,342

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	37,845,024	-	37,845,024

Total U.S. Treasury Obligations	-	37,845,024	-	37,845,024

Total Bonds & Notes	-	177,710,328	793,009	178,503,337

Purchased Options
Options on Futures	16,321	-	-	16,321

Total Purchased Options	16,321	-	-	16,321

Warrants
Energy	2,644	-	-	2,644

Total Warrants	2,644	-	-	2,644

Total Long-Term Investments	399,043	177,918,105	793,009	179,110,157

Total Short-Term Investments	-	36,750,593	-	36,750,593

Total Investments	$399,043	$214,668,698	$793,009	$215,860,750

Strategic Balanced Fund
Equities
Common Stock
Basic Materials	$1,780,684	$1,074,446	$-	$2,855,130
Communications	4,113,710	851,963	-	4,965,673
Consumer, Cyclical	2,587,225	1,346,748	-	3,933,973
Consumer, Non-cyclical	5,550,079	1,904,487	-	7,454,566
Diversified	-	106,352	-	106,352
Energy	4,599,127	1,201,219	-	5,800,346
Financial	4,481,153	3,057,771	-	7,538,924
Industrial	2,596,336	1,866,764	-	4,463,100
Technology	4,636,614	529,562	-	5,166,176
Utilities	932,699	863,741	-	1,796,440

Total Common Stock	31,277,627	12,803,053	-	44,080,680

Preferred Stock
Consumer, Cyclical	-	199,462	-	199,462
Financial	52,751	-	-	52,751
Government	-	32,632	-	32,632

Total Preferred Stock	52,751	232,094	-	284,845

Total Equities	31,330,378	13,035,147	-	44,365,525

Bonds & Notes
Total Corporate Debt	-	5,624,376	224,903	5,849,279

Municipal Obligations	-	149,325	-	149,325

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Balanced Fund (Continued)
Non-U.S. Government Agency Obligations
Agency Collateral CMO	$-	$109,005	$-	$109,005
Commercial MBS	-	463,820	20,568	484,388
Home Equity ABS	-	510,865	-	510,865
Manufactured Housing ABS	-	103,897	-	103,897
WL Collateral CMO	-	1,110,193	-	1,110,193

Total Non-U.S. Government Agency Obligations	-	2,297,780	20,568	2,318,348

Total Sovereign Debt Obligations	-	69,807	-	69,807

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	436,637	-	436,637
Pass-through Securities	-	7,343,523	-	7,343,523

Total U.S. Government Agency Obligations and Instrumentalities	-	7,780,160	-	7,780,160

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	3,862,511	-	3,862,511

Total U.S. Treasury Obligations	-	3,862,511	-	3,862,511

Total Bonds & Notes	-	19,783,959	245,471	20,029,430

Purchased Options
Options on Futures	1,475	-	-	1,475

Total Purchased Options	1,475	-	-	1,475

Warrants
Energy	830	-	-	830

Total Warrants	830	-	-	830

Total Long-Term Investments	31,332,683	32,819,106	245,471	64,397,260

Total Short-Term Investments	-	6,295,584	-	6,295,584

Total Investments	$31,332,683	$39,114,690	$245,471	$70,692,844

BlackRock Global Allocation Fund
Equities
Common Stock
Basic Materials	$21,449,570	$17,357,220	$-	$38,806,790
Communications	28,729,775	15,761,979	-	44,491,754
Consumer, Cyclical	6,856,340	15,230,111	-	22,086,451
Consumer, Non-cyclical	41,739,194	14,254,658	-	55,993,852
Diversified	75,080	4,000,164	-	4,075,244
Energy	49,538,975	11,500,284	-	61,039,259
Financial	28,038,180	24,581,124	-	52,619,304
Industrial	19,347,491	13,722,134	-	33,069,625
Technology	29,063,138	5,824,434	-	34,887,572
Utilities	5,588,945	10,474,924	-	16,063,869

Total Common Stock	230,426,688	132,707,032	-	363,133,720

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
BlackRock Global Allocation Fund (Continued)
Convertible Preferred Stock Consumer, Non-cyclical	$-	$115,390	$-	$115,390
Financial	334,337	-	-	334,337

Total Convertible Preferred Stock	334,337	115,390	-	449,727

Preferred Stock
Basic Materials	-	1,243,328	-	1,243,328
Consumer, Cyclical	848,320	1,108,340	-	1,956,660
Consumer, Non-cyclical	-	1,020,130	-	1,020,130
Energy	-	464,063	-	464,063
Financial	1,859,034	954,781	-	2,813,815

Total Preferred Stock	2,707,354	4,790,642	-	7,497,996

Total Equities	233,468,379	137,613,064	-	371,081,443

Bonds & Notes
Total Corporate Debt	-	56,124,841	2,861,510	58,986,351

Total Floating Rate Loan Interest	-	831,767	1,453,699	2,285,466

Non-U.S. Government Agency Obligations
Commercial MBS	-	1,333,373	-	1,333,373
Other ABS	-	55,000	-	55,000

Total Non-U.S. Government Agency Obligations	-	1,388,373	-	1,388,373

Total Sovereign Debt Obligations	-	46,677,525	-	46,677,525

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	40,724,670	-	40,724,670

Total U.S. Treasury Obligations	-	40,724,670	-	40,724,670

Total Bonds & Notes	-	145,747,176	4,315,209	150,062,385

Total Mutual Funds	20,686,076	178,368	-	20,864,444

Purchased Options
Communications	43,160	-	-	43,160
Consumer, Non-cyclical	5,184	-	-	5,184
Energy	1,296	-	-	1,296
Financial	204,500	789	-	205,289

Total Purchased Options	254,140	789	-	254,929

Structured Options (Over the Counter Traded)
Financial	-	437,816	-	437,816

Total Structured Options (Over the Counter Traded)	-	437,816	-	437,816

Warrants
Basic Materials	10,915	-	-	10,915
Consumer, Cyclical	285,633	-	-	285,633
Financial	176,577	-	-	176,577

Total Warrants	473,125	-	-	473,125

Total Long-Term Investments	254,881,720	283,977,213	4,315,209	543,174,142

Total Short-Term Investments	-	37,015,520	-	37,015,520

Total Investments	$254,881,720	$320,992,733	$4,315,209	$580,189,662

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Fundamental Value Fund
Equities
Common Stock
Basic Materials	$66,864,632	$-	$-	$66,864,632
Communications	82,956,960	-	-	82,956,960
Consumer, Cyclical	86,272,539	-	-	86,272,539
Consumer, Non-cyclical	217,857,942	-	-	217,857,942
Energy	165,043,734	-	-	165,043,734
Financial	274,827,462	-	-	274,827,462
Industrial	152,363,360	6,218,170	-	158,581,530
Technology	76,108,287	-	-	76,108,287
Utilities	33,489,371	-	-	33,489,371

Total Common Stock	1,155,784,287	6,218,170	-	1,162,002,457

Total Equities	1,155,784,287	6,218,170	-	1,162,002,457

Total Long-Term Investments	1,155,784,287	6,218,170	-	1,162,002,457

Total Short-Term Investments	-	3,879,915	-	3,879,915

Total Investments	$1,155,784,287	$10,098,085	$-	$1,165,882,372

Large Cap Value Fund
Equities
Common Stock
Basic Materials	$27,091,347	$9,496,858	$-	$36,588,205
Communications	18,260,444	-	-	18,260,444
Consumer, Cyclical	88,740,872	1,864,691	-	90,605,563
Consumer, Non-cyclical	124,796,855	18,121,127	-	142,917,982
Diversified	-	9,284,255	-	9,284,255
Energy	107,298,732	10,170,312	-	117,469,044
Financial	166,499,424	25,368,911	-	191,868,335
Industrial	37,801,403	8,435,508	-	46,236,911
Technology	30,249,165	-	-	30,249,165

Total Common Stock	600,738,242	82,741,662	-	683,479,904

Total Equities	600,738,242	82,741,662	-	683,479,904

Bonds & Notes
Total Corporate Debt	-	-	2,255,625	2,255,625

Total Bonds & Notes	-	-	2,255,625	2,255,625

Total Long-Term Investments	600,738,242	82,741,662	2,255,625	685,735,529

Total Short-Term Investments	-	20,817,473	-	20,817,473

Total Investments	$600,738,242	$103,559,135	$2,255,625	$706,553,002

Core Opportunities Fund
Equities
Common Stock
Basic Materials	$2,502,991	$-	$-	$2,502,991
Communications	8,349,705	-	-	8,349,705

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Core Opportunities Fund (Continued)
Consumer, Cyclical	$7,256,625	$-	$-	$7,256,625
Consumer, Non-cyclical	13,246,187	757,299	-	14,003,486
Energy	10,197,064	-	-	10,197,064
Financial	9,671,121	-	-	9,671,121
Industrial	8,198,536	-	-	8,198,536
Technology	8,613,800	-	-	8,613,800
Utilities	1,082,853	-	-	1,082,853

Total Common Stock	69,118,882	757,299	-	69,876,181

Total Equities	69,118,882	757,299	-	69,876,181

Total Long-Term Investments	69,118,882	757,299	-	69,876,181

Total Short-Term Investments	-	727,809	-	727,809

Total Investments	$69,118,882	$1,485,108	$-	$70,603,990

Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$22,172,236	$-	$-	$22,172,236
Communications	126,591,000	5,845,950	1,951,400	134,388,350
Consumer, Cyclical	71,293,489	-	-	71,293,489
Consumer, Non-cyclical	58,360,593	85,563	-	58,446,156
Energy	48,822,248	-	-	48,822,248
Financial	61,251,600	220,975	-	61,472,575
Industrial	81,552,072	-	-	81,552,072
Technology	67,702,244	-	-	67,702,244

Total Common Stock	537,745,482	6,152,488	1,951,400	545,849,370

Total Equities	537,745,482	6,152,488	1,951,400	545,849,370

Total Mutual Funds	1,600	-	-	1,600

Total Long-Term Investments	537,747,082	6,152,488	1,951,400	545,850,970

Total Short-Term Investments	-	5,609,145	-	5,609,145

Total Investments	$537,747,082	$11,761,633	$1,951,400	$551,460,115

Small Company Value Fund
Equities
Common Stock
Basic Materials	$41,281,828	$-	$-	$41,281,828
Communications	20,398,177	-	-	20,398,177
Consumer, Cyclical	60,717,171	-	-	60,717,171
Consumer, Non-cyclical	61,078,077	-	-	61,078,077
Energy	51,644,238	-	-	51,644,238
Financial	139,687,591	-	-	139,687,591
Industrial	127,936,119	-	-	127,936,119
Technology	24,244,847	-	-	24,244,847
Utilities	31,420,534	-	-	31,420,534

Total Common Stock	558,408,582	-	-	558,408,582

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Company Value Fund (Continued)
Convertible Preferred Stock
Financial	$-	$3,056,872	$-	$3,056,872

Total Convertible Preferred Stock	-	3,056,872	-	3,056,872

Total Equities	558,408,582	3,056,872	-	561,465,454

Total Mutual Funds	2,008,339	-	-	2,008,339

Total Long-Term Investments	560,416,921	3,056,872	-	563,473,793

Total Short-Term Investments	-	18,023,414	-	18,023,414

Total Investments	$560,416,921	$21,080,286	$-	$581,497,207

Mid Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$1,993,858	$-	$-	$1,993,858
Communications	9,291,095	-	-	9,291,095
Consumer, Cyclical	10,919,134	834,517	-	11,753,651
Consumer, Non-cyclical	15,979,513	1,259,691	-	17,239,204
Diversified	-	268,592	-	268,592
Energy	4,321,627	102,671	-	4,424,298
Financial	3,152,101	209,973	-	3,362,074
Industrial	8,381,625	648,122	-	9,029,747
Technology	12,087,142	-	-	12,087,142
Utilities	154,644	-	-	154,644

Total Common Stock	66,280,739	3,323,566	-	69,604,305

Total Equities	66,280,739	3,323,566	-	69,604,305

Total Long-Term Investments	66,280,739	3,323,566	-	69,604,305

Total Short-Term Investments	-	2,141,482	-	2,141,482

Total Investments	$66,280,739	$5,465,048	$-	$71,745,787

Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$9,139,944	$-	$-	$9,139,944
Communications	105,943,890	-	-	105,943,890
Consumer, Cyclical	144,155,908	1,725,467	-	145,881,375
Consumer, Non-cyclical	172,364,054	4,572,973	-	176,937,027
Diversified	-	1,614,974	-	1,614,974
Energy	58,783,409	-	-	58,783,409
Financial	58,514,868	-	-	58,514,868
Industrial	182,209,481	1,665,618	-	183,875,099
Technology	137,633,523	1,578,397	-	139,211,920
Utilities	4,169,970	-	-	4,169,970

Total Common Stock	872,915,047	11,157,429	-	884,072,476

Total Equities	872,915,047	11,157,429	-	884,072,476

Total Mutual Funds	9,203,148	-	-	9,203,148

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Cap Growth Equity Fund (Continued)
Total Long-Term Investments	$882,118,195	$11,157,429	$-	$893,275,624

Total Short-Term Investments	-	18,952,389	-	18,952,389

Total Investments	$882,118,195	$30,109,818	$-	$912,228,013

Diversified International Fund
Equities
Common Stock
Basic Materials	$1,328,487	$13,410,571	$-	$14,739,058
Communications	431,934	11,801,930	-	12,233,864
Consumer, Cyclical	1,414,296	17,583,970	-	18,998,266
Consumer, Non-cyclical	-	15,817,933	-	15,817,933
Diversified	-	1,196,562	-	1,196,562
Energy	3,002,090	14,311,209	-	17,313,299
Financial	1,695,856	37,893,115	-	39,588,971
Industrial	-	11,189,247	-	11,189,247
Technology	-	8,761,810	-	8,761,810
Utilities	-	4,290,627	-	4,290,627

Total Common Stock	7,872,663	136,256,974	-	144,129,637

Preferred Stock
Basic Material	3,660,480	-	-	3,660,480
Financial	-	7,946	-	7,946
Utilities	-	362,625	-	362,625

Total Preferred Stock	3,660,480	370,571	-	4,031,051

Total Equities	11,533,143	136,627,545	-	148,160,688

Total Long-Term Investments	11,533,143	136,627,545	-	148,160,688

Total Short-Term Investments	-	3,315,963	-	3,315,963

Total Investments	$11,533,143	$139,943,508	$-	$151,476,651

Overseas Fund
Equities
Common Stock
Basic Materials	$1,114,563	$56,445,900	$-	$57,560,463
Communications	3,849,725	31,849,140	-	35,698,865
Consumer, Cyclical	3,512,197	54,010,166	-	57,522,363
Consumer, Non-cyclical	1,015,510	124,890,612	-	125,906,122
Diversified	-	8,596,681	-	8,596,681
Energy	2,658,710	29,574,197	-	32,232,907
Financial	8,109,270	128,345,098	-	136,454,368
Industrial	8,641,256	60,528,016	-	69,169,272
Technology	7,907,219	36,352,208	-	44,259,427
Utilities	-	4,778,629	-	4,778,629

Total Common Stock	36,808,450	535,370,647	-	572,179,097

Preferred Stock
Basic Materials	3,093,696	-	-	3,093,696
Financial	-	6,966	-	6,966

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Overseas Fund (Continued)
Utilities	$-	$311,769	$-	$311,769

Total Preferred Stock	3,093,696	318,735	-	3,412,431

Total Equities	39,902,146	535,689,382	-	575,591,528

Warrants
Financial	553,188	-	-	553,188

Total Warrants	553,188	-	-	553,188

Total Long-Term Investments	40,455,334	535,689,382	-	576,144,716

Total Short-Term Investments	-	11,841,071	-	11,841,071

Total Investments	$40,455,334	$547,530,453	$-	$587,985,787

The following is the aggregate value by input level as of March 31, 2011, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$3,408,106	$-	$3,408,106
Futures Contracts
Interest Rate Risk	1,008,326	-	-	1,008,326
Swap Agreements
Credit Risk	-	2,799,792	-	2,799,792
Interest Rate Risk	-	1,838,301	-	1,838,301
Strategic Bond Fund
Forward Contracts
Foreign Exchange Risk	-	22,740	-	22,740
Futures Contracts
Interest Rate Risk	650,562	-	-	650,562
Swap Agreements
Credit Risk	-	49,690	-	49,690
Equity Risk	-	1,676	-	1,676
Strategic Balanced Fund
Forward Contracts
Foreign Exchange Risk	-	135,584	-	135,584
Futures Contracts
Interest Rate Risk	30,568	-	-	30,568
Swap Agreements
Credit Risk	-	5,145	-	5,145

Notes to Portfolio of Investments (Unaudited) (Continued)

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
BlackRock Global Allocation Fund
Forward Contracts
Foreign Exchange Risk	$-	$653,909	$-	$653,909
Futures Contracts
Equity Risk	155,473	-	-	155,473
Swap Agreements
Equity Risk	-	81,730	-	81,730
Indexed Equity Fund
Futures Contracts
Equity Risk	468,608	-	-	468,608
NASDAQ-100 Fund
Futures Contracts
Equity Risk	47,118	-	-	47,118
Diversified International Fund
Forward Contracts
Foreign Exchange Risk	-	3,295,223	-	3,295,223
Futures Contracts
Equity Risk	15,860	-	-	15,860
Overseas Fund
Forward Contracts
Foreign Exchange Risk	-	3,025,316	-	3,025,316
Futures Contracts
Equity Risk	10,888	-	-	10,888

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$(3,564,721)	$-	$(3,564,721)
Futures Contracts
Interest Rate Risk	(601,498)	-	-	(601,498)
Swap Agreements
Credit Risk	-	(726,748)	-	(726,748)
Written Options
Interest Rate Risk	(603,195)	(2,684,414)	-	(3,287,609)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Bond Fund
Forward Contracts
Foreign Exchange Risk	$-	$(117,834)	$-	$(117,834)
Futures Contracts
Interest Rate Risk	(89,801)	-	-	(89,801)
Swap Agreements
Credit Risk	-	(14,121)	-	(14,121)
Equity Risk	-	(2,280)	-	(2,280)
Interest Rate Risk	-	(259,965)	-	(259,965)
Written Options
Interest Rate Risk	(275)	-	-	(275)
Strategic Balanced Fund
Forward Contracts
Foreign Exchange Risk	-	(96,836)	-	(96,836)
Futures Contracts
Interest Rate Risk	(3,574)	-	-	(3,574)
Swap Agreements
Credit Risk	-	(4,425)	-	(4,425)
Equity Risk	-	(184)	-	(184)
Written Options
Interest Rate Risk	(25)	-	-	(25)
BlackRock Global Allocation Fund
Forward Contracts
Foreign Exchange Risk	-	(346,963)	-	(346,963)
Written Options
Equity Risk	(750,680)	-	-	(750,680)
Diversified International Fund
Forward Contracts
Foreign Exchange Risk	-	(3,757,400)	-	(3,757,400)
Overseas Fund
Forward Contracts
Foreign Exchange Risk	-	(5,501,617)	-	(5,501,617)
Futures Contracts
Equity Risk	(33,095)	-	-	(33,095)

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy at March 31, 2011.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/10		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3 *		Transfers (out) of Level 3*		Balance as of 3/31/11	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/11

PIMCO Total Return Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$886,709		$-	$-	$-	$2,395,320	$-	$-		$(886,709	)**	$2,395,320	$-
Floating Rate Loan Interest	2,000,000		-	-	-	-	-	-		(2,000,000	)***	-	-
Sovereign Debt Obligations	-		-	-	996	419,274	-	-		-		420,270	996
Non-U.S. Government Agency Obligations
Other ABS	-		-	-	44,248	4,746,547	-	-		-		4,790,795	44,248

	$2,886,709		$-	$-	$45,244	$7,561,141	$-	$-		$(2,886,709)		$7,606,385	$45,244

Strategic Bond Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$784,734		$-	$4,304	$8,275	$-	$(4,304)	$-		$-		$793,009	$8,275
Warrants
Energy	-	****	-	-	-	-	-	-		-	***	-	-

	$784,734		$-	$4,304	$8,275	$-	$(4,304)	$-		$-		$793,009	$8,275

Strategic Balanced Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$226,002		$-	$1,359	$(1,099)	$-	$(1,359)	$-		$-		$224,903	$(1,099)
Non-U.S. Government Agency Obligations												-	-
Commercial MBS	17,374		-	(4,745)	7,939	-	-	-		-		20,568	7,939
Warrants
Energy	-	****	-	-	-	-	-	-		-	***	-	-

	$243,376		$-	$(3,386)	$6,840	$-	$(1,359)	$-		$-		$245,471	$6,989

BlackRock Global Allocation Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$2,312,748		$-	$-	$40,012	$-	$-	$508,750	**	$-		$2,861,510	$40,012
Floating Rate Loan Interest
Oil & Gas	1,519,238		-	711	12,751	2,876,161	(2,955,162)	-		-		1,453,699	12,751

	$3,831,986		$-	$711	$52,763	$2,876,161	$(2,955,162)	$508,750		$-		$4,315,209	$52,763

Large Cap Value Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$2,151,365		$-	$-	$104,260	$-	$-	$-		$-		$2,255,625	$104,260

Blue Chip Growth Fund
Equities
Common Stock
Communications	$-		$-	$-	$-	$1,951,400	$-	$-		$-		$1,951,400	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Levels as a result of changes in liquidity.
***	Transfers occurred between Levels as a result of securities receiving a price directly from a pricing service rather than being fair valued.
****	Represents security at $0 value as of December 31, 2010.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2011, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	Strategic Balanced Fund	BlackRock Global Allocation Fund	Indexed Equity Fund	NASDAQ - 100 Fund	Diversified International Fund	Overseas Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A	A	A			A	A
Directional Exposures to Currencies	A	A	A	A			A	A

Futures Contracts**
Hedging/Risk Management	A	A	A	A			A	A
Duration/Credit Quality Management	A	A	A	M
Substitution for Direct Investment	A	A	A	A	A	A	A	A

Interest Rate Swaps***
Hedging/Risk Management	A	A
Duration Management	A	A
Substitution for Direct Investment	A

Total Return Swaps****
Hedging/Risk Management		A	A	A
Substitution for Direct Investment		A	A	M
Duration/Credit Quality Management		A	A	M
Market Access		A	A	M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management			A
Duration/Credit Quality Management			A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	M
Duration/Credit Quality Management	A	A	A
Income		A	A
Substitution for Direct Investment	A	A	A

Options (Purchased)
Hedging/Risk Management				A
Duration/Credit Quality Management				M

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	Strategic Balanced Fund	BlackRock Global Allocation Fund	Indexed Equity Fund	NASDAQ - 100 Fund	Diversified International Fund	Overseas Fund
Options (Purchased) (Continued)
Substitution for Direct Investment				A

Options (Sold)
Hedging/Risk Management	M			A
Duration/Credit Quality Management	A
Income	A			A
Directional Investment				A

Structured Options
Hedging/Risk Management				A
Directional Investment				A

Rights and Warrants
Hedging/Risk Management				M
Duration/Credit Quality Management				M
Directional Investment		A	A	A				A
Result of Corporate Action				A				A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

At March 31, 2011, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund
Asset Derivatives
Forward Contracts	$-	$-	$3,408,106	$-	$3,408,106
Futures Contracts	-	-	-	1,008,326	1,008,326
Swap Agreements	2,799,792	-	-	1,838,301	4,638,093

Total Value	$2,799,792	$-	$3,408,106	$2,846,627	$9,054,525

Liability Derivatives
Forward Contracts	$-	$-	$(3,564,721)	$-	$(3,564,721)
Futures Contracts	-	-	-	(601,498)	(601,498)
Swap Agreements	(726,748)	-	-	-	(726,748)
Written Options	-	-	-	(3,287,609)	(3,287,609)

Total Value	$(726,748)	$-	$(3,564,721)	$(3,889,107)	$(8,180,576)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$264,830,278	$-	$264,830,278
Futures Contracts	-	-	-	7,125	7,125
Swap Agreements	$91,800,000	$-	$-	$178,600,000	$270,400,000
Written Options	-	-	-	281,301,640	281,301,640

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Strategic Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$22,740	$-	$22,740
Futures Contracts	-	-	-	650,562	650,562
Swap Agreements	49,690	1,676	-	-	51,366
Purchased Options	-	-	-	16,321	16,321
Warrants	-	2,644	-	-	2,644

Total Value	$49,690	$4,320	$22,740	$666,883	$743,633

Liability Derivatives
Forward Contracts	$-	$-	$(117,834)	$-	$(117,834)
Futures Contracts	-	-	-	(89,801)	(89,801)
Swap Agreements	(14,121)	(2,280)	-	(259,965)	(276,366)
Written Options	-	-	-	(275)	(275)

Total Value	$(14,121)	$(2,280)	$(117,834)	$(350,041)	$(484,276)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$4,699,708	$-	$4,699,708
Futures Contracts	-	-	-	545	545
Swap Agreements	$3,100,000	$1,117,195	$-	$6,200,000	$10,417,195
Purchased Options	-	-	-	155	155
Written Options	-	-	-	22	22
Warrants	-	258	-	-	258

Strategic Balanced Fund
Asset Derivatives
Forward Contracts	$-	$-	$135,584	$-	$135,584
Futures Contracts	-	-	-	30,568	30,568
Swap Agreements	5,145	-	-	-	5,145
Purchased Options	-	-	-	1,475	1,475
Warrants	-	830	-	-	830

Total Value	$5,145	$830	$135,584	$32,043	$173,602

Liability Derivatives
Forward Contracts	$-	$-	$(96,836)	$-	$(96,836)
Futures Contracts	-	-	-	(3,574)	(3,574)
Swap Agreements	(4,425)	(184)	-	-	(4,609)
Written Options	-	-	-	(25)	(25)

Total Value	$(4,425)	$(184)	$(96,836)	$(3,599)	$(105,044)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$9,585,723	$-	$9,585,723
Futures Contracts	-	-	-	40	40
Swap Agreements	$100,000	$25,000	$-	$-	$125,000
Purchased Options	-	-	-	15	15
Written Options	-	-	-	2	2
Warrants	-	81	-	-	81

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
BlackRock Global Allocation Fund
Asset Derivatives
Forward Contracts	$-	$-	$653,909	$-	$653,909
Futures Contracts	-	155,473	-	-	155,473
Swap Agreements	-	81,730	-	-	81,730
Purchased Options	-	254,929	-	-	254,929
Structured Options	-	437,816	-	-	437,816
Warrants	-	473,125	-	-	473,125

Total Value	$-	$1,403,073	$653,909	$-	$2,056,982

Liability Derivatives
Forward Contracts	$-	$-	$(346,963)	$-	$(346,963)
Written Options	-	(750,680)	-	-	(750,680)

Total Value	$-	$(750,680)	$(346,963)	$-	$(1,097,643)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$66,449,096	$-	$66,449,096
Futures Contracts	-	35	-	-	35
Swap Agreements	$-	$8,179	$-	$-	$8,179
Purchased Options	-	1,239	-	-	1,239
Structured Options	-	39,249	-	-	39,249
Written Options	-	158,360	-	-	158,360
Warrants	-	95,379	-	-	95,379

Indexed Equity Fund
Asset Derivatives
Futures Contracts	$-	$468,608	$-	$-	$468,608

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	133	-	-	133

NASDAQ-100 Fund
Asset Derivatives
Futures Contracts	$-	$47,118	$-	$-	$47,118

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	$-	$29	$-	$-	$29

Diversified International Fund
Asset Derivatives
Forward Contracts	$-	$-	$3,295,223	$-	$3,295,223
Futures Contracts	-	15,860	-	-	15,860

Total Value	$-	$15,860	$3,295,223	$-	$3,311,083

Liability Derivatives
Forward Contracts	$-	$-	$(3,757,400)	$-	$(3,757,400)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$180,961,964	$-	$180,961,964
Futures Contracts	-	22	-	-	22

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total

Overseas Fund
Asset Derivatives
Forward Contracts	$-	$-	$3,025,316	$-	$3,025,316
Futures Contracts	-	10,888	-	-	10,888
Warrants	-	533,188	-	-	533,188

Total Value	$-	$544,076	$3,025,316	$-	$3,569,392

Liability Derivatives
Forward Contracts	$-	$-	$(5,501,617)	$-	$(5,501,617)
Futures Contracts	-	(33,095)	-	-	(33,095)

Total Value	$-	$(33,095)	$(5,501,617)	$-	$(5,534,712)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$194,150,776	$-	$194,150,776
Futures Contracts	-	14	-	-	14
Warrants	-	40,200	-	-	40,200

†	Amount(s) disclosed represent number of contracts, notional amounts, or shares/units outstanding at March 31, 2011.

Further details regarding the derivatives and other investments held by the Funds at March 31, 2011, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. Each type of arrangement may require the Fund to post margin.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The

Notes to Portfolio of Investments (Unaudited) (Continued)

measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
	Barclays Bank PLC	38,474,060	Brazilian Real	4/04/11	$22,677,154	$23,565,406	$888,252
	Barclays Bank PLC	700,000	Euro	4/19/11	985,273	991,763	6,490
	Barclays Bank PLC	41,192,000	Indian Rupee	5/09/11	900,000	917,816	17,816
	Barclays Bank PLC	132,761,500	Indian Rupee	8/12/11	2,829,529	2,906,436	76,907
	Barclays Bank PLC	4,413,400,000	Indonesian Rupiah	4/15/11	500,000	505,956	5,956
	Barclays Bank PLC	1,800,000	Malaysian Ringgit	8/11/11	582,575	589,095	6,520
	Barclays Bank PLC	152,057,854	Mexican Peso	7/07/11	12,448,453	12,676,816	228,363
	Barclays Bank PLC	4,248,000	Philippine Peso	4/15/11	100,000	97,824	(2,176)
	Barclays Bank PLC	66,762,500	Philippine Peso	6/15/11	1,500,000	1,533,457	33,457
	Barclays Bank PLC	48,234,887	Philippine Peso	11/15/11	1,091,546	1,100,707	9,161
	Barclays Bank PLC	11,588,000	Russian Ruble	4/01/11	401,897	407,569	5,672
	Barclays Bank PLC	11,588,000	Russian Ruble	7/01/11	405,600	404,749	(851)
	Barclays Bank PLC	833,040	Singapore Dollar	9/09/11	651,538	661,130	9,592
	Barclays Bank PLC	277,000	Swiss Franc	5/05/11	296,569	301,637	5,068
	Barclays Bank PLC	820,580,000	South Korean Won	5/09/11	729,173	746,484	17,311

					46,099,307	47,406,845	1,307,538

	Credit Suisse Securities LLC	909,000	Canadian Dollar	6/20/11	919,147	935,947	16,800

	Goldman Sachs & Co.	4,270,000	Philippine Peso	6/15/11	100,000	98,077	(1,923)
	Goldman Sachs & Co.	15,403,500	Philippine Peso	11/15/11	350,000	351,503	1,503
	Goldman Sachs & Co.	2,006,262	Singapore Dollar	6/09/11	1,552,126	1,591,842	39,716
	Goldman Sachs & Co.	1,120,400,000	South Korean Won	5/09/11	1,003,014	1,019,231	16,217
	Goldman Sachs & Co.	1,127,300,000	South Korean Won	8/12/11	1,000,000	1,019,519	19,519

					4,005,140	4,080,172	75,032

	JP Morgan Chase Bank	18,376,000	Canadian Dollar	6/20/11	18,807,404	18,920,745	113,341
	JP Morgan Chase Bank	20,250,750	Chinese Yuan Renminbi	11/15/11	3,100,000	3,127,770	27,770
	JP Morgan Chase Bank	558,000	Euro	4/19/11	787,489	790,577	3,088
	JP Morgan Chase Bank	73,176,000	Indian Rupee	5/09/11	1,580,249	1,630,464	50,215
	JP Morgan Chase Bank	18,969,200,000	Indonesian Rupiah	4/15/11	2,100,000	2,174,644	74,644
	JP Morgan Chase Bank	28,352,500,000	Indonesian Rupiah	7/27/11	3,060,410	3,193,537	133,127
	JP Morgan Chase Bank	3,777,900	Malaysian Ringgit	8/11/11	1,227,129	1,236,415	9,286
	JP Morgan Chase Bank	25,534,173	Mexican Peso	7/07/11	2,100,000	2,128,742	28,742
	JP Morgan Chase Bank	4,970,202	New Turkish Lira	7/27/11	3,131,033	3,153,610	22,577
	JP Morgan Chase Bank	17,286,000	Philippine Peso	4/15/11	400,000	398,068	(1,932)
	JP Morgan Chase Bank	123,061,000	Philippine Peso	6/15/11	2,807,628	2,826,568	18,940
	JP Morgan Chase Bank	46,029,000	Philippine Peso	11/15/11	1,050,000	1,050,369	369
	JP Morgan Chase Bank	21,534,000	Philippine Peso	3/15/12	492,825	488,726	(4,099)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
BUYS (Continued)
	JP Morgan Chase Bank	2,897,000	Russian Ruble	4/01/11	$100,000	$101,892	$1,892
	JP Morgan Chase Bank	3,604,997	Singapore Dollar	6/09/11	2,775,247	2,860,337	85,090
	JP Morgan Chase Bank	100,000	Singapore Dollar	9/09/11	78,178	79,363	1,185
	JP Morgan Chase Bank	6,272,550	South African Rand	4/28/11	900,000	924,048	24,048
	JP Morgan Chase Bank	24,906,490	South African Rand	7/28/11	3,640,767	3,620,548	(20,219)
	JP Morgan Chase Bank	9,656,635,181	South Korean Won	5/09/11	8,454,256	8,784,666	330,410

					56,592,615	57,491,089	898,474

	Royal Bank of Scotland PLC	38,474,060	Brazilian Real	7/05/11	22,540,313	23,109,626	569,313
	Royal Bank of Scotland PLC	866,000	Euro	4/19/11	1,219,278	1,226,953	7,675
	Royal Bank of Scotland PLC	788,559	Singapore Dollar	6/09/11	599,086	625,672	26,586
	Royal Bank of Scotland PLC	100,000	Singapore Dollar	9/09/11	77,777	79,363	1,586
	Royal Bank of Scotland PLC	163,000,000	South Korean Won	5/09/11	144,076	148,282	4,206

					24,580,530	25,189,896	609,366

	UBS AG	3,923,000	Australian Dollar	4/29/11	3,833,242	4,045,258	212,016
	UBS AG	28,152,010	Mexican Peso	7/07/11	2,300,000	2,346,987	46,987
	UBS AG	232,300,000	South Korean Won	5/09/11	200,000	211,324	11,324

					6,333,242	6,603,569	270,327

					$138,529,981	$141,707,518	$3,177,537

SELLS
	Barclays Bank PLC	11,588,000	Russian Ruble	4/01/11	$408,676	$407,569	$1,107
	Barclays Bank PLC	64,000	Euro	4/19/11	89,432	90,675	(1,243)

					498,108	498,244	(136)

	Credit Suisse Securities LLC	23,961,000	British Pound	6/13/11	38,442,070	38,402,603	39,467

	JP Morgan Chase Bank	2,897,000	Russian Ruble	4/01/11	101,897	101,892	5
	JP Morgan Chase Bank	21,534,000	Philippine Peso	4/15/11	494,239	495,892	(1,653)
	JP Morgan Chase Bank	1,155,000	Euro	4/19/11	1,568,390	1,636,409	(68,019)

					2,164,526	2,234,193	(69,667)

	Royal Bank of Scotland PLC	38,474,060	Brazilian Real	4/04/11	23,003,922	23,565,406	(561,484)
	Royal Bank of Scotland PLC	339,780,000	Japanese Yen	4/14/11	4,243,881	4,085,091	158,790

					27,247,803	27,650,497	(402,694)

	UBS AG	42,948,000	Euro	4/19/11	57,947,790	60,848,912	(2,901,122)

					$126,300,297	$129,634,449	$(3,334,152)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Bond Fund
SELLS
	Citibank N.A.	890,853	Euro	5/18/11	$1,231,525	$1,261,473	$(29,948)
	Citibank N.A.	89,300,000	Japanese Yen	5/18/11	1,096,580	1,073,840	22,740

					2,328,105	2,335,313	(7,208)

	Morgan Stanley & Co.	1,270,000	Euro	5/18/11	1,732,039	1,798,355	(66,316)

	UBS AG	466,893	Euro	5/18/11	639,564	661,134	(21,570)

					$4,699,708	$4,794,802	$(95,094)

Strategic Balanced Fund
BUYS
	Barclays Bank PLC	640,799	Hong Kong Dollar	5/24/11	$82,345	$82,415	$70

	Citibank N.A.	185,810	British Pound	5/24/11	299,067	297,891	(1,176)
	Citibank N.A.	161,000	Euro	5/24/11	224,594	227,954	3,360
	Citibank N.A.	2,324,758	Japanese Yen	5/18/11	28,547	27,955	(592)

					552,208	553,800	1,592

	Credit Suisse Securities LLC	16,617	Euro	5/24/11	23,255	23,527	272

	Deutsche Bank AG	51,000	Euro	5/24/11	71,974	72,209	235

	Goldman Sachs & Co.	53,788	Euro	5/24/11	75,128	76,157	1,029

	HSBC Bank PLC	43,648,501	Japanese Yen	5/24/11	522,267	524,898	2,631
	HSBC Bank PLC	2,985,007	Swedish Krona	5/24/11	459,437	471,730	12,293
	HSBC Bank PLC	772,233	Swiss Franc	5/24/11	802,166	841,026	38,860

					1,783,870	1,837,654	53,784

	JP Morgan Chase Bank	306,575	Canadian Dollar	5/18/11	306,507	315,898	9,391

	Merrill Lynch International	1,047,310	Australian Dollar	5/24/11	1,034,760	1,076,614	41,854
	Merrill Lynch International	17,410	British Pound	5/24/11	28,498	27,911	(587)
	Merrill Lynch International	46,483	Euro	5/24/11	65,680	65,814	134
	Merrill Lynch International	116,407	Singapore Dollar	5/24/11	91,030	92,358	1,328

					1,219,968	1,262,697	42,729

	Royal Bank of Canada	42,978	British Pound	5/24/11	69,316	68,902	(414)

	Royal Bank of Scotland PLC	44,746	Australian Dollar	5/24/11	44,783	45,998	1,215
	Royal Bank of Scotland PLC	35,436	British Pound	5/24/11	56,689	56,812	123

					101,472	102,810	1,338

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (Continued)
BUYS (Continued)
	Societe Generale	52,403	Euro	5/24/11	$73,987	$74,196	$209

	State Street Bank and Trust Co.	80,292	Australian Dollar	5/24/11	80,784	82,538	1,754

	Westpac Banking Corp.	87,802	Singapore Dollar	5/24/11	68,642	69,662	1,020

					$4,509,456	$4,622,465	$113,009

SELLS
	Barclays Bank PLC	36,158	Euro	5/24/11	$48,672	$51,195	$(2,523)

	Citibank N.A.	35,268	Australian Dollar	5/24/11	35,365	36,255	(890)
	Citibank N.A.	41,120	British Pound	5/24/11	66,737	65,923	814
	Citibank N.A.	115,025	Euro	5/18/11	159,011	162,878	(3,867)
	Citibank N.A.	560,000	Hong Kong Dollar	5/24/11	71,818	72,024	(206)
	Citibank N.A.	243,999	Swedish Krona	5/24/11	38,426	38,560	(134)

					371,357	375,640	(4,283)

	Credit Suisse Securities LLC	356,652	Canadian Dollar	5/18/11	360,390	367,499	(7,109)
	Credit Suisse Securities LLC	29,440	Euro	5/24/11	41,730	41,684	46

					402,120	409,183	(7,063)

	Deutsche Bank AG	21,451	Euro	5/24/11	29,724	30,371	(647)

	Goldman Sachs & Co.	103,083	British Pound	5/24/11	167,678	165,262	2,416
	Goldman Sachs & Co.	127,441	Euro	5/24/11	180,670	180,439	231
	Goldman Sachs & Co.	19,472,438	Japanese Yen	5/24/11	239,787	234,167	5,620
	Goldman Sachs & Co.	72,503	Swiss Franc	5/24/11	80,078	78,962	1,116

					668,213	658,830	9,383

	HSBC Bank PLC	536,006	British Pound	5/24/11	862,089	859,323	2,766
	HSBC Bank PLC	919,078	Euro	5/24/11	1,242,792	1,301,290	(58,498)
	HSBC Bank PLC	2,943,921	Hong Kong Dollar	5/24/11	378,227	378,628	(401)

					2,483,108	2,539,241	(56,133)

	JP Morgan Chase Bank	13,188,280	Japanese Yen	5/18/11	161,789	158,590	3,199

	Merrill Lynch International	255,021	Canadian Dollar	5/24/11	257,815	262,740	(4,925)

	Morgan Stanley & Co.	138,000	Euro	5/18/11	188,206	195,412	(7,206)

	Royal Bank of Canada	40,000	Euro	5/24/11	54,395	56,635	(2,240)
	Royal Bank of Canada	4,887,807	Japanese Yen	5/24/11	59,450	58,779	671

					113,845	115,414	(1,569)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (Continued)
SELLS (Continued)
State Street Bank and Trust Co.	6,312,504	Japanese Yen	5/24/11	$76,900	$75,911	$989

UBS AG	69,537	Euro	5/18/11	95,254	98,466	(3,212)

Westpac Banking Corp.	3,082,534	Japanese Yen	5/24/11	38,114	37,069	1,045
Westpac Banking Corp.	52,238	Swiss Franc	5/24/11	57,640	56,892	748

				95,754	93,961	1,793

				$4,992,757	$5,064,954	$(72,197)

Cross Currency Forwards
Merrill Lynch International	4,515,516	USD/Japanese Yen	5/24/11	$55,816	$54,302	$(1,514)
Merrill Lynch International	434,532	Hong Kong Dollar/USD	5/24/11	55,816	55,887	(71)

					$110,189	$(1,585)

Westpac Banking Corp.	20,000	USD/Euro	5/24/11	27,694	28,317	(624)
Westpac Banking Corp.	27,021	Canadian Dollar/USD	5/24/11	27,694	27,839	145

					$56,156	$(479)

BlackRock Global Allocation Fund
BUYS
Barclays Bank PLC	824,130	Euro	4/07/11	$1,145,541	$1,167,891	$22,350
Barclays Bank PLC	800,790	Euro	4/08/11	1,113,098	1,134,790	21,692

				2,258,639	2,302,681	44,042

Brown Brothers Harriman & Co.	12,693	South African Rand	4/06/11	1,875	1,876	1

Credit Suisse Securities LLC	296,155	British Pound	4/15/11	475,503	475,034	(469)
Credit Suisse Securities LLC	602,607	Canadian Dollar	4/15/11	612,770	621,380	8,610
Credit Suisse Securities LLC	406,680	Euro	4/01/11	564,065	576,347	12,282
Credit Suisse Securities LLC	439,600	Euro	4/08/11	611,044	622,955	11,911
Credit Suisse Securities LLC	1,506,790	Euro	4/21/11	2,129,848	2,134,747	4,899
Credit Suisse Securities LLC	802,000	Euro	4/28/11	1,129,216	1,136,087	6,871
Credit Suisse Securities LLC	406,680	Euro	4/29/11	571,792	576,079	4,287
Credit Suisse Securities LLC	7,691,700	Chinese Yuan Renminbi	3/12/12	1,200,000	1,194,823	(5,177)

				7,294,238	7,337,452	43,214

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund (Continued)
BUYS (Continued)
	Deutsche Bank AG	1,204,799	Canadian Dollar	4/15/11	$1,223,880	$1,242,331	$18,451
	Deutsche Bank AG	578,871	Euro	4/01/11	802,420	820,376	17,956
	Deutsche Bank AG	443,176	Euro	4/14/11	618,231	627,953	9,722
	Deutsche Bank AG	881,083	Euro	4/21/11	1,250,697	1,248,276	(2,421)
	Deutsche Bank AG	578,871	Euro	4/29/11	813,314	819,995	6,681
	Deutsche Bank AG	186,002,133	Japanese Yen	4/01/11	2,277,763	2,236,140	(41,623)
	Deutsche Bank AG	60,573,092	Japanese Yen	4/08/11	740,050	728,232	(11,818)
	Deutsche Bank AG	30,452,133	Japanese Yen	5/06/11	366,531	366,161	(370)
	Deutsche Bank AG	6,459,325	Norwegian Krone	4/15/11	1,150,000	1,167,335	17,335
	Deutsche Bank AG	1,278,905,000	South Korean Won	4/04/11	1,134,787	1,165,874	31,087
	Deutsche Bank AG	1,278,905,000	South Korean Won	5/04/11	1,156,334	1,163,805	7,471

					11,534,007	11,586,478	52,471

	JP Morgan Chase Bank	1,206,020	Euro	4/01/11	1,672,834	1,709,171	36,337
	JP Morgan Chase Bank	804,010	Euro	4/28/11	1,132,122	1,138,934	6,812
	JP Morgan Chase Bank	1,206,020	Euro	4/29/11	1,698,957	1,708,377	9,420
	JP Morgan Chase Bank	2,447,580	Singapore Dollar	5/16/11	1,900,000	1,941,886	41,886
	JP Morgan Chase Bank	2,213,493	Swiss Franc	4/07/11	2,369,907	2,409,945	40,038
	JP Morgan Chase Bank	1,689,837	Swiss Franc	4/14/11	1,867,911	1,839,893	(28,018)
	JP Morgan Chase Bank	20,716,500	Taiwan Dollar	5/16/11	700,000	705,092	5,092

					11,341,731	11,453,298	111,567

	UBS AG	970,480	Euro	4/07/11	1,349,006	1,375,287	26,281
	UBS AG	1,605,020	Euro	4/14/11	2,239,003	2,274,211	35,208
	UBS AG	1,619,722	Euro	4/21/11	2,298,451	2,294,744	(3,707)
	UBS AG	205,233,131	Japanese Yen	4/01/11	2,514,064	2,467,337	(46,727)
	UBS AG	205,233,131	Japanese Yen	5/06/11	2,472,539	2,467,753	(4,786)
	UBS AG	6,654,635	Norwegian Krone	4/15/11	1,177,181	1,202,631	25,450
	UBS AG	684,030,000	South Korean Won	4/04/11	607,789	623,574	15,785
	UBS AG	684,030,000	South Korean Won	5/04/11	619,592	622,468	2,876

					13,277,625	13,328,005	50,380

					$45,708,115	$46,009,790	$301,675

SELLS
	Barclays Bank PLC	2,876,341	South African Rand	4/07/11	$415,110	$424,998	$(9,888)

	Credit Suisse Securities LLC	406,680	Euro	4/01/11	572,060	576,347	(4,287)
	Credit Suisse Securities LLC	155,550,000	Japanese Yen	4/01/11	2,000,000	1,870,041	129,959
	Credit Suisse Securities LLC	9,129,900	Mexican Peso	9/08/11	746,529	756,365	(9,836)
	Credit Suisse Securities LLC	8,897,880	Mexican Peso	9/22/11	731,012	736,116	(5,104)
	Credit Suisse Securities LLC	56,477	South African Rand	4/05/11	8,290	8,347	(57)

					4,057,891	3,947,216	110,675

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund (Continued)
SELLS (Continued)
Deutsche Bank AG	578,871	Euro	4/01/11	$813,702	$820,376	$(6,674)
Deutsche Bank AG	30,452,133	Japanese Yen	4/01/11	366,452	366,099	353
Deutsche Bank AG	1,278,905,000	South Korean Won	4/04/11	1,157,380	1,165,874	(8,494)

				2,337,534	2,352,349	(14,815)

JP Morgan Chase Bank	1,206,020	Euro	4/01/11	1,699,765	1,709,171	(9,406)
JP Morgan Chase Bank	20,716,500	Taiwan Dollar	5/16/11	718,201	705,092	13,109

				2,417,966	2,414,263	3,703

UBS AG	205,233,131	Japanese Yen	4/01/11	2,472,093	2,467,337	4,756
UBS AG	23,400,940	Mexican Peso	8/11/11	1,901,757	1,944,072	(42,315)
UBS AG	4,462,180	Mexican Peso	9/22/11	363,497	369,153	(5,656)
UBS AG	684,030,000	South Korean Won	4/04/11	620,548	623,574	(3,026)

				5,357,895	5,404,136	(46,241)

				$14,586,396	$14,542,962	$43,434

Cross Currency Forwards
Credit Suisse Securities LLC	925,530	USD/Euro	4/08/11	$1,278,231	$1,311,563	$(33,332)
Credit Suisse Securities LLC	1,195,785	Swiss Franc/ USD	4/08/11	1,278,231	1,301,921	23,690

					$2,613,484	$(9,642)

Credit Suisse Securities LLC	940,430	USD/Euro	4/28/11	$1,327,942	$1,332,182	$(4,240)
Credit Suisse Securities LLC	1,217,989	Swiss Franc/ USD	4/28/11	1,327,942	1,326,259	(1,683)

					$2,658,441	$(5,923)

UBS AG	1,376,910	USD/Euro	4/08/11	$1,902,020	$1,951,211	$(49,191)
UBS AG	1,779,339	Swiss Franc/ USD	4/08/11	1,902,020	1,937,271	35,251

					$3,888,482	$(13,940)

UBS AG	1,166,880	USD/Euro	4/28/11	$1,646,392	$1,652,964	$(6,572)
UBS AG	1,510,071	Swiss Franc/ USD	4/28/11	1,646,392	1,644,306	(2,086)

					$3,297,270	$(8,658)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund
BUYS
	State Street Bank and Trust Co.	7,983,000	Australian Dollar	4/15/11	$7,815,920	$8,246,006	$430,086
	State Street Bank and Trust Co.	4,582,000	British Pound	4/15/11	7,173,438	7,349,550	176,112
	State Street Bank and Trust Co.	1,565,000	British Pound	7/15/11	2,542,483	2,506,909	(35,574)
	State Street Bank and Trust Co.	5,940,000	Canadian Dollar	4/15/11	6,081,766	6,125,043	43,277
	State Street Bank and Trust Co.	5,321,000	Canadian Dollar	7/15/11	5,436,915	5,475,400	38,485
	State Street Bank and Trust Co.	17,891,000	Euro	4/15/11	24,446,902	25,349,930	903,028
	State Street Bank and Trust Co.	418,323,000	Japanese Yen	4/15/11	5,158,272	5,029,421	(128,851)
	State Street Bank and Trust Co.	8,908,000	New Zealand Dollar	4/15/11	6,714,850	6,791,997	77,147
	State Street Bank and Trust Co.	41,671,000	Norwegian Krone	4/15/11	6,974,512	7,530,818	556,306
	State Street Bank and Trust Co.	47,076,000	Swedish Krona	4/15/11	6,784,292	7,454,344	670,052
	State Street Bank and Trust Co.	8,348,000	Swiss Franc	4/15/11	8,758,839	9,089,348	330,509
	State Street Bank and Trust Co.	2,859,000	Swiss Franc	7/15/11	3,164,571	3,114,942	(49,629)

					$91,052,760	$94,063,708	$3,010,948

SELLS
	State Street Bank and Trust Co.	2,795,000	Australian Dollar	4/15/11	$2,797,199	$2,887,084	$(89,885)
	State Street Bank and Trust Co.	4,582,000	British Pound	4/15/11	7,144,666	7,349,550	(204,884)
	State Street Bank and Trust Co.	1,844,000	British Pound	7/15/11	2,964,267	2,953,827	10,440
	State Street Bank and Trust Co.	5,940,000	Canadian Dollar	4/15/11	5,948,745	6,125,043	(176,298)
	State Street Bank and Trust Co.	628,000	Canadian Dollar	7/15/11	643,245	646,223	(2,978)
	State Street Bank and Trust Co.	19,340,000	Euro	4/15/11	25,084,304	27,403,033	(2,318,729)
	State Street Bank and Trust Co.	5,487,000	Euro	7/15/11	7,770,305	7,759,828	10,477
	State Street Bank and Trust Co.	470,316,000	Japanese Yen	4/15/11	5,668,438	5,654,523	13,915
	State Street Bank and Trust Co.	367,058,000	Japanese Yen	7/15/11	4,426,866	4,415,967	10,899
	State Street Bank and Trust Co.	8,908,000	New Zealand Dollar	4/15/11	6,553,689	6,791,997	(238,308)
	State Street Bank and Trust Co.	41,671,000	Norwegian Krone	4/15/11	7,478,590	7,530,818	(52,228)
	State Street Bank and Trust Co.	2,308,000	Norwegian Krone	7/15/11	412,055	415,003	(2,948)
	State Street Bank and Trust Co.	27,535,000	Swedish Krona	4/15/11	4,384,575	4,360,085	24,490
	State Street Bank and Trust Co.	8,348,000	Swiss Franc	4/15/11	8,632,260	9,089,348	(457,088)

					$89,909,204	$93,382,329	$(3,473,125)

Overseas Fund
BUYS
	State Street Bank and Trust Co.	5,386,000	Australian Dollar	4/15/11	$5,271,440	$5,563,446	$292,006
	State Street Bank and Trust Co.	3,302,000	British Pound	4/15/11	5,163,866	5,296,424	132,558
	State Street Bank and Trust Co.	1,509,000	British Pound	7/15/11	2,451,506	2,417,205	(34,301)
	State Street Bank and Trust Co.	5,234,000	Canadian Dollar	4/15/11	5,358,916	5,397,050	38,134
	State Street Bank and Trust Co.	4,225,000	Canadian Dollar	7/15/11	4,317,040	4,347,598	30,558
	State Street Bank and Trust Co.	15,637,000	Euro	4/15/11	21,363,399	22,156,216	792,817
	State Street Bank and Trust Co.	370,113,000	Japanese Yen	4/15/11	4,544,289	4,449,801	(94,488)
	State Street Bank and Trust Co.	7,802,000	New Zealand Dollar	4/15/11	5,881,148	5,948,716	67,568
	State Street Bank and Trust Co.	33,918,000	Norwegian Krone	4/15/11	5,675,436	6,129,690	454,254
	State Street Bank and Trust Co.	40,469,000	Swedish Krona	4/15/11	5,832,134	6,408,145	576,011
	State Street Bank and Trust Co.	6,573,000	Swiss Franc	4/15/11	6,828,772	7,156,719	327,947
	State Street Bank and Trust Co.	2,609,000	Swiss Franc	7/15/11	2,887,851	2,842,562	(45,289)

					$75,575,797	$78,113,572	$2,537,775

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
SELLS
	State Street Bank and Trust Co.	1,691,000	Australian Dollar	4/15/11	$1,690,722	$1,746,711	$(55,989)
	State Street Bank and Trust Co.	615,000	Australian Dollar	8/12/11	534,312	625,958	(91,646)
	State Street Bank and Trust Co.	400,000	Australian Dollar	9/12/11	351,268	405,577	(54,309)
	State Street Bank and Trust Co.	1,013,000	Australian Dollar	9/16/11	939,276	1,026,619	(87,343)
	State Street Bank and Trust Co.	2,157,000	Australian Dollar	9/21/11	2,079,609	2,184,659	(105,050)
	State Street Bank and Trust Co.	3,302,000	British Pound	4/15/11	5,114,336	5,296,424	(182,088)
	State Street Bank and Trust Co.	1,788,000	British Pound	7/15/11	2,874,246	2,864,123	10,123
	State Street Bank and Trust Co.	5,234,000	Canadian Dollar	4/15/11	5,241,705	5,397,050	(155,345)
	State Street Bank and Trust Co.	1,277,000	Canadian Dollar	7/15/11	1,308,000	1,314,055	(6,055)
	State Street Bank and Trust Co.	15,637,000	Euro	4/15/11	20,290,335	22,156,216	(1,865,881)
	State Street Bank and Trust Co.	4,476,000	Euro	7/15/11	6,338,598	6,330,051	8,547
	State Street Bank and Trust Co.	534,592,000	Japanese Yen	4/15/11	6,432,764	6,427,302	5,462
	State Street Bank and Trust Co.	92,000,000	Japanese Yen	7/01/11	1,046,394	1,106,669	(60,275)
	State Street Bank and Trust Co.	197,863,000	Japanese Yen	7/15/11	2,386,307	2,380,432	5,875
	State Street Bank and Trust Co.	173,000,000	Japanese Yen	7/20/11	1,991,229	2,081,425	(90,196)
	State Street Bank and Trust Co.	155,000,000	Japanese Yen	8/03/11	1,798,498	1,865,145	(66,647)
	State Street Bank and Trust Co.	201,000,000	Japanese Yen	8/15/11	2,366,098	2,418,989	(52,891)
	State Street Bank and Trust Co.	396,000,000	Japanese Yen	9/07/11	4,723,001	4,766,964	(43,963)
	State Street Bank and Trust Co.	157,000,000	Japanese Yen	9/16/11	1,919,738	1,890,118	29,620
	State Street Bank and Trust Co.	659,000,000	Japanese Yen	9/21/11	8,166,219	7,934,112	232,107
	State Street Bank and Trust Co.	7,802,000	New Zealand Dollar	4/15/11	5,756,931	5,948,716	(191,785)
	State Street Bank and Trust Co.	33,918,000	Norwegian Krone	4/15/11	6,087,178	6,129,690	(42,512)
	State Street Bank and Trust Co.	700,000	Norwegian Krone	7/15/11	124,973	125,867	(894)
	State Street Bank and Trust Co.	24,430,000	Swedish Krona	4/15/11	3,890,146	3,868,417	21,729
	State Street Bank and Trust Co.	7,915,000	Swedish Krona	12/21/11	1,217,953	1,235,172	(17,219)
	State Street Bank and Trust Co.	6,573,000	Swiss Franc	4/15/11	6,796,819	7,156,719	(359,900)
	State Street Bank and Trust Co.	2,350,000	Swiss Franc	6/06/11	2,056,713	2,559,578	(502,865)
	State Street Bank and Trust Co.	8,225,000	Swiss Franc	6/15/11	8,565,720	8,959,190	(393,470)
	State Street Bank and Trust Co.	2,800,000	Swiss Franc	7/06/11	2,651,264	3,050,463	(399,199)
	State Street Bank and Trust Co.	2,080,000	Swiss Franc	7/19/11	2,006,966	2,266,270	(259,304)
	State Street Bank and Trust Co.	1,900,000	Swiss Franc	8/03/11	1,827,661	2,070,374	(242,713)

					$118,574,979	$123,589,055	$(5,014,076)

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts and related options, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board

Notes to Portfolio of Investments (Unaudited) (Continued)

of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See “Options, Rights, and Warrants,” below, for information regarding the accounting treatment of options.

The Fund(s) listed in the following table had open futures contracts at March 31, 2011:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
216	U.S. Treasury Note 2 Year	6/30/11	$47,115,000	$20,063
950	90 Day Eurodollar	9/19/11	236,407,500	276,950
993	90 Day Eurodollar	12/19/11	246,748,088	455,688
2,891	90 Day Eurodollar	3/19/12	716,570,487	255,625
1,751	90 Day Eurodollar	6/18/12	432,475,113	(208,013)
238	90 Day Eurodollar	9/17/12	58,553,950	(299,563)
55	90 Day Eurodollar	12/17/12	13,481,875	(80,000)

				$420,750

SELLS
31	U.S. Treasury Note 10 Year	6/21/11	$3,689,969	$(13,922)

Strategic Bond Fund
BUYS
9	German Euro Bobl	6/08/11	$1,461,317	$(6,526)
6	German Euro Bund	6/08/11	1,031,268	(6,236)
139	Ultra Long U.S. Treasury Bond	6/21/11	17,175,187	516,447
45	3 Month Euribor	9/19/11	15,650,133	(3,081)

				$500,604

Notes to Portfolio of Investments (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund (Continued)
SELLS
143	U.S. Treasury Note 10 Year	6/21/11	$17,021,469	$126,332
108	U.S. Treasury Bond 30 Year	6/21/11	12,980,250	(71,296)
50	U.S. Treasury Note 2 Year	6/30/11	10,906,250	(2,662)
45	U.S. Treasury Note 5 Year	6/30/11	5,255,508	7,783

				$60,157

Strategic Balanced Fund
BUYS
1	German Euro Bobl	6/08/11	$162,368	$(725)
1	German Euro Bund	6/08/11	171,878	(1,009)
4	Ultra Long U.S. Treasury Bond	6/21/11	494,250	15,471
5	3 Month Euribor	9/19/11	1,738,904	(649)

				$13,088

SELLS
15	U.S. Treasury Note 10 Year	6/21/11	$1,785,469	$14,248
6	U.S. Treasury Note 2 Year	6/30/11	1,308,750	(1,191)
8	U.S. Treasury Note 5 Year	6/30/11	934,312	849

				$13,906

BlackRock Global Allocation Fund
BUYS
8	MSCI Taiwan Index	4/28/11	$245,680	$1,168
5	S&P 500 Index	6/16/11	1,651,250	53,856
2	ASX SPI 200 Index	6/16/11	251,606	18,256
13	FTSE 100 Index	6/17/11	1,227,188	50,282
7	MSCI EAFE E Mini Index	6/17/11	590,450	31,911

				$155,473

Indexed Equity Fund
BUYS
133	S&P 500 Index	6/16/11	$43,923,250	$468,608

NASDAQ-100 Fund
BUYS
29	NASDAQ-100 E Mini Index	6/17/11	$1,355,025	$47,118

Diversified International Fund
BUYS
22	DJ Euro Stoxx 50 Index	6/17/11	$886,713	$15,860

Overseas Fund
BUYS
4	TOPIX Index	6/10/11	$416,446	$(33,095)
7	DJ Euro Stoxx 50 Index	6/17/11	282,136	5,046
3	FTSE 100 Index	6/17/11	283,198	5,842

				$(22,207)

Notes to Portfolio of Investments (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If a Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

During the period when a credit default swap is open, the transaction is marked to market in accordance with the terms of the agreement. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on

Notes to Portfolio of Investments (Unaudited) (Continued)

changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. See “Options, Rights, and Warrants,” below, for information regarding the accounting treatment of options.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at March 31, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps
1,500,000	USD	6/20/15	Barclays Bank PLC	Sell††	5.000%	CDX.NA.EM.13 (PIMCO Rating: BA+)**	$6,351	$165,700	$172,051
1,000,000	USD	6/20/15	Barclays Bank PLC	Sell††	5.000%	CDX.EM.13 (PIMCO Rating: BA+)**	1,700	113,001	114,701
6,800,000	USD	12/20/15	Barclays Bank PLC	Sell††	5.000%	CDX.HY.15 (PIMCO Rating: B-)**	57,218	169,812	227,030
15,100,000	USD	12/20/15	Barclays Bank PLC	Sell††	5.000%	CDX.EM.14 (PIMCO Rating: BA+)**	(7,076)	1,932,800	1,925,724
20,700,000	USD	3/20/16	Barclays Bank PLC	Sell††	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA-)**	(21,258)	(90,235)	(111,493)
800,000	USD	3/20/16	Barclays Bank PLC	Sell††	1.000%	Republic of Italy (PIMCO Rating: AA)**	13,906	(31,136)	(17,230)
10,600,000	USD	3/20/16	Barclays Bank PLC	Sell††	1.000%	United Mexican States (PIMCO Rating: BAA+)**	26,096	(51,150)	(25,054)
6,900,000	USD	3/20/16	Barclays Bank PLC	Sell††	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	11,311	83,718	95,029

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund (Continued)*
Credit Default Swaps (Continued)
1,000,000	USD	3/20/16	Barclays Bank PLC	Sell††	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	$1,823	$11,949	$13,772

							90,071	2,304,459	2,394,530

1,000,000	USD	12/20/15	Goldman Sachs & Co.	Sell††	1.000%	United Kingdom of Great Britain and Northern Ireland (PIMCO Rating: AAA)**	(1,458)	23,015	21,557
1,000,000	USD	12/20/15	Goldman Sachs & Co.	Sell††	1.000%	United Kingdom of Great Britain and Northern Ireland (PIMCO Rating: AAA)**	(1,637)	23,194	21,557
300,000	USD	12/20/15	Goldman Sachs & Co.	Sell††	0.250%	French Republic (PIMCO Rating: AAA)**	(232)	(5,883)	(6,115)
5,200,000	USD	3/20/16	Goldman Sachs & Co.	Sell††	0.250%	French Republic (PIMCO Rating: AAA)**	78,199	(195,801)	(117,602)
200,000	USD	3/20/16	Goldman Sachs & Co.	Sell††	1.000%	Republic of Italy (PIMCO Rating: AA)**	3,387	(7,694)	(4,307)
3,000,000	USD	3/20/16	Goldman Sachs & Co.	Sell††	1.000%	Kingdom of Spain (PIMCO Rating: AA)**	19,923	(182,213)	(162,290)
400,000	USD	3/20/16	Goldman Sachs & Co.	Sell††	1.000%	Kingdom of Spain (PIMCO Rating: AA)**	4,943	(26,582)	(21,639)
2,600,000	USD	3/20/16	Goldman Sachs & Co.	Sell††	1.000%	Republic of Italy (PIMCO Rating: AA)**	38,227	(94,225)	(55,998)

							141,352	(466,189)	(324,837)

1,700,000	USD	12/20/15	JP Morgan Chase Bank	Sell††	5.000%	CDX.NA.HY.15 (PIMCO Rating: B-)**	57,633	(875)	56,758
1,200,000	USD	12/20/15	JP Morgan Chase Bank	Sell††	1.000%	CDX.IG.15 (PIMCO Rating: BAA+)**	6,504	885	7,389
200,000	USD	12/20/15	JP Morgan Chase Bank	Sell††	5.000%	CDX.EM.14 (PIMCO Rating: BA+)**	(894)	26,400	25,506
6,600,000	USD	3/20/16	JP Morgan Chase Bank	Sell††	1.000%	MetLife, Inc. (PIMCO Rating: A-)**	(8,711)	(159,290)	(168,001)

							54,532	(132,880)	(78,348)

700,000	USD	12/20/15	Royal Bank of Scotland PLC	Sell††	0.250%	French Republic (PIMCO Rating: AAA)**	(372)	(13,897)	(14,269)
1,000,000	USD	3/20/16	Royal Bank of Scotland PLC	Sell††	0.250%	French Republic (PIMCO Rating: AAA)**	10,972	(33,588)	(22,616)

							10,600	(47,485)	(36,885)

1,000,000	USD	9/20/15	UBS AG	Sell††	1.000%	United Mexican States (PIMCO Rating: BAA+)**	14,013	(14,147)	(134)
800,000	USD	12/20/15	UBS AG	Sell††	5.000%	CDX.EM.14 (PIMCO Rating: BA+)**	(9,025)	111,050	102,025
500,000	USD	12/20/15	UBS AG	Sell††	5.000%	CDX.NA.HY.15 (PIMCO Rating: B-)**	(1,119)	17,812	16,693

							3,869	114,715	118,584

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
62,400,000	BRL	1/02/12	Barclays Bank PLC	Floating Rate BRL-CDI	Fixed 10.835%	$200,500	$202,782	$403,282
4,500,000	USD	6/15/41	Barclays Bank PLC	Fixed 4.250%	3-Month USD-LIBOR-BBA	17,240	38,214	55,454

						217,740	240,996	458,736

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
PIMCO Total Return Fund (Continued)*
Interest Rate Swaps (Continued)
1,900,000	USD	6/15/41	Goldman Sachs & Co.	Fixed 4.250%	3-Month USD-LIBOR-BBA	$(30,788)	$54,200	$23,412

3,000,000	USD	6/15/21	JP Morgan Chase Bank	Fixed 3.500%	3-Month USD-LIBOR-BBA	38,776	1,350	40,126
4,100,000	USD	6/15/41	JP Morgan Chase Bank	Fixed 4.250%	3-Month USD-LIBOR-BBA	7,562	42,960	50,522

						46,338	44,310	90,648

93,300,000	USD	6/15/41	Royal Bank of Scotland PLC	Fixed 4.250%	3-Month USD-LIBOR-BBA	(1,331,565)	2,481,240	1,149,675

9,400,000	USD	6/15/41	UBS AG	Fixed 4.250%	3-Month USD-LIBOR-BBA	(97,270)	213,100	115,830

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Bond Fund***
Credit Default Swaps
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell††	1.870%	The AES Corp. (Moody’s Rating: B1; S&P Rating: BB)	$11,082	$-	$11,082
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell††	2.620%	HCA Inc. (Moody’s Rating: Caa1; S&P Rating: B-)	16,912	-	16,912

							27,994	-	27,994

100,000	USD	9/20/12	Goldman Sachs & Co.	Sell††	3.240%	Energy Future Holdings Corp. (Moody’s Rating: Ca2; S&P Rating: CC)	(14,121)	-	(14,121)

1,000,000	USD	6/20/12	Morgan Stanley & Co.	Sell††	2.920%	Ford Motor Credit Co. (Moody’s Rating: Ca2; S&P Rating: BB-)	21,696	-	21,696

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
2,460,000	USD	2/15/25	Morgan Stanley & Co.	Notional amount at expiration date	Floating notional amount + compounded 3 month BBA LIBOR at expiration date	$(115,282)	$-	$(115,282)
3,740,000	USD	11/15/27	Morgan Stanley & Co.	Notional amount at expiration date	Floating notional amount + compounded 3 month BBA LIBOR at expiration date	(144,683)	-	(144,683)

						(259,965)	-	(259,965)

Total Return Swaps
110,000	USD	1/01/12	Morgan Stanley & Co.	Absolute value of TRXCMBS Index if negative	Absolute value of TRXCMBS Index if positive	$2,869	$(3,678)	$(809)
200,000	USD	1/01/12	Morgan Stanley & Co.	Absolute value of TRXCMBS Index if negative	Absolute value of TRXCMBS Index if positive	5,264	(6,735)	(1,471)
807,195	USD	1/12/40	Morgan Stanley & Co.	1-Month USD LIBOR	IOS.FN30.400.09 Index	(18,657)	20,333	1,676

						(10,524)	9,920	(604)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Balanced Fund
Credit Default Swaps
30,000	USD	2/17/51	Barclays Bank PLC	Buy	(0.500)%	CMBX.NA.AM.4	$(63)	$3,150	$3,087

50,000	USD	12/13/49	Credit Suisse Securities LLC	Sell††	0.500%	CMBX.NA.AM.3 (Moody’s Rating: A1; S&P Rating: BBB)	200	(4,625)	(4,425)

20,000	USD	2/17/51	Morgan Stanley & Co.	Buy	(0.500)%	CMBX.NA.AM.4	8	2,050	2,058

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Total Return Swaps
25,000	USD	1/01/12	Morgan Stanley & Co.	Absolute value of TRXCMBS Index if negative	Absolute value of TRXCMBS Index if positive	$658	$(842)	$(184)

BlackRock Global Allocation Fund
Total Return Swaps
1,815	USD	1/11/12	BNP Paribas SA	3 Month USD LIBOR + 0.380%	MSCI Daily Total Return, Net Emerging Markets Index (NDUEEGF)	$13,892	$-	$13,892
6,364	USD	9/16/11	BNP Paribas SA	3 Month USD LIBOR - 0.080%	MSCI AC World, Net US Index (NDUEACWZ)	67,838	-	67,838

						81,730	-	81,730

BRL	Brazilian Real
USD	U.S. Dollar
*	Collateral for swap agreements received from Barclays Bank PLC and Royal Bank of Scotland PLC amounted to $3,930,000 and $180,000 in cash, respectively, at March 31, 2011.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
***	Collateral for swap agreements held by Morgan Stanley & Co. amounted to $400,000 in cash at March 31, 2011.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, or Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Notes to Portfolio of Investments (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications

Notes to Portfolio of Investments (Unaudited) (Continued)

imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

A Fund may purchase or sell “structured options,” which may comprise multiple option exposures within a single security. The risk and return characteristics of a structured option will vary depending on the nature of the underlying option exposures. A Fund may use such options for hedging purposes or as a substitute for direct investments in options or securities. A Fund’s use of structured options may create investment leverage.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) listed in the following table had open written option contracts at March 31, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

Notional Amount	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund
$657,500	9/19/11	Eurodollar Futures Call, Strike 99.38	$112,714	$154,513
657,500	9/19/11	Eurodollar Futures Put, Strike 99.38	163,813	46,025
355,000	3/19/12	Eurodollar Futures Put, Strike 99.00	116,039	79,875
261,000	4/21/11	U.S. Treasury Notes 10 Year Future Call, Strike 123.00	117,613	8,156
261,000	4/21/11	U.S. Treasury Notes 10 Year Future Put, Strike 118.50	101,300	146,813
244,000	5/20/11	U.S. Treasury Notes 10 Year Future Call, Strike 122.00	113,868	64,813
206,000	5/20/11	U.S. Treasury Notes 10 Year Future Put, Strike 117.00	91,298	103,000
26,600,000	4/25/11	Interest Rate Swaption USD 10 Year Call, Strike 3.10*	105,070	4,993
26,600,000	4/25/11	Interest Rate Swaption USD 10 Year Put, Strike 3.70*	106,400	134,087
17,700,000	11/14/11	Interest Rate Swaption USD 1 Year Put, Strike 0.65**	36,285	74,256
16,600,000	6/18/12	Interest Rate Swaption USD 3 Year Put, Strike 3.00*	104,476	199,014
23,100,000	6/18/12	Interest Rate Swaption USD 3 Year Put, Strike 3.00***	209,330	276,941
70,100,000	9/24/12	Interest Rate Swaption USD 2 Year Put, Strike 2.25*	546,745	968,076
20,600,000	9/24/12	Interest Rate Swaption USD 2 Year Put, Strike 2.25**	122,227	284,485
8,200,000	10/11/12	Interest Rate Swaption USD 2 Year Call, Strike TBD****	41,656	68,737
28,900,000	10/11/12	Interest Rate Swaption USD 2 Year Call, Strike 0.01 TBD**	152,598	242,256
20,300,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.00**	115,817	254,255
22,600,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.75*	85,315	177,314

			$2,442,564	$3,287,609

Strategic Bond Fund
55,000	9/16/11	Eurodollar Futures Call, Strike 99.38	$754	$275

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Premiums Received	Value
Strategic Balanced Fund
$5,000	9/16/11	Eurodollar Futures Call, Strike 99.38	$69	$25

BlackRock Global Allocation Fund
$24,800	4/07/11	Honk Kong Index Call, Strike 97.60	$8,915	$672
100	4/16/11	Agrium, Inc., Call, Strike 95.00	338	125
500	4/16/11	Apple, Inc., Call, Strike 340.00	10,010	6,125
14,400	4/16/11	Quicksilver Resources, Inc., Put, Strike 14.00	8,222	2,160
23,100	5/21/11	Corning, Inc., Call, Strike 20.00	28,116	31,647
1,300	6/18/11	Google, Inc. Class A, Put, Strike 560.00	36,750	20,800
1,300	6/18/11	Google, Inc. Class A, Call, Strike 625.00	13,741	14,690
11,900	6/18/11	Visa, Inc. Class A Shares, Put, Strike 65.00	16,360	12,495
70,000	6/29/11	Honk Kong Index Call, Strike 97.50	22,942	34,106
7,200	7/16/11	General Mills, Inc., Put, Strike 34.00	8,470	4,320
54,700	7/16/11	Sara Lee Corp., Call, Strike 18.00	26,324	35,555
14,100	8/20/11	Dell, Inc., Call, Strike 16.00	8,602	7,050
2,300	8/20/11	SM Energy Co., Call, Strike 65.00	11,430	26,220
334	9/16/11	DJ Euro Stoxx 50 Index Put, Strike 2,761.62	49,999	47,877
46,000	9/17/11	Market Vectors Gold Miners, Put, Strike 48.00	79,113	50,140
10,800	9/17/11	Urban Outfitters, Inc., Put, Strike 27.00	17,017	16,740
6,800	10/22/11	Sandisk Corp., Call, Strike 46.00	35,834	40,800
3,500	11/19/11	SM Energy Co., Call, Strike 80.00	20,894	18,900
5,217	12/16/11	Beiersdorf AG, Put, Strike 38.00	16,915	7,884
36,500	1/21/12	Advanced Micro Devices, Call, Strike 10.00	25,545	31,025
2,981	1/20/12	Beiersdorf AG, Call, Strike 38.00	10,309	5,111
2,600	1/21/12	Cephalon, Inc., Call, Strike 65.00	12,986	32,760
15,200	1/21/12	Cisco Systems, Inc., Call, Strike 17.50	27,661	22,648
30,500	1/21/12	Cisco Systems, Inc., Call, Strike 20.00	40,236	20,740
9,200	1/21/12	Dell, Inc., Call, Strike 15.00	11,050	12,972
3,200	1/21/12	EOG Resources, Inc., Call, Strike 100.00	23,103	79,040
18,697	1/20/12	Kraft Food, Inc., Call, Strike 34.00	18,727	12,343
32,000	1/21/12	Market Vectors Gold Miners, Put, Strike 40.00	65,288	26,880
18,200	1/21/12	Marvell Technology Group Ltd, Call, Strike 17.50	32,393	22,750
19,900	1/21/12	Symantec Corp., Call, Strike 17.50	32,663	46,765
6,900	1/21/12	United Technologies Corp., Call, Strike 80.00	35,452	59,340

			$755,405	$750,680

*	OTC traded option counterparty Royal Bank of Scotland PLC.
**	OTC traded option counterparty Goldman Sachs & Co.
***	OTC traded option counterparty Barclays Bank PLC.
****	OTC traded option counterparty JP Morgan Chase Bank.

Transactions in written option contracts during the period ended March 31, 2011, were as follows:

	Number of Contracts	Premiums Received
PIMCO Total Return Fund
Options outstanding at December 31, 2010	228,100,672	$1,758,022
Options written	53,201,114	751,588
Options terminated in closing purchase transactions	(146)	(67,046)

Options outstanding at March 31, 2011	281,301,640	$2,442,564

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Contracts	Premiums Received
Strategic Bond Fund
Options outstanding at December 31, 2010	102	$61,834
Options written	127	42,303
Options terminated in closing purchase transactions	(127)	(71,462)
Options expired	(80)	(31,921)

Options outstanding at March 31, 2011	22	$754

Strategic Balanced Fund
Options outstanding at December 31, 2010	13	$7,939
Options written	13	3,955
Options terminated in closing purchase transactions	(14)	(7,626)
Options expired	(10)	(4,199)

Options outstanding at March 31, 2011	2	$69

BlackRock Global Allocation Fund
Options outstanding at December 31, 2010	34,100	$346,934
Options written	125,099	643,227
Options terminated in closing purchase transactions	(585)	(119,201)
Options expired	(61)	(19,436)
Options exercised	(193)	(96,119)

Options outstanding at March 31, 2011	158,360	$755,405

The Fund(s) had warrants and purchased options as shown in the Portfolio(s) of Investments at March 31, 2011.

The Fund(s) had no rights at March 31, 2011.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not typically pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

The Fund(s) had securities purchased on a when-issued, delayed-delivery, or forward commitment basis as shown in the Portfolio(s) of Investments at March 31, 2011.

Notes to Portfolio of Investments (Unaudited) (Continued)

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund may benefit by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund’s portfolio. Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, the counterparty or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. A Fund’s use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The PIMCO Total Return Fund, Strategic Bond Fund, and Strategic Balanced Fund had dollar roll transactions at March 31, 2011, which were accounted for as purchase and sale transactions.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in

Notes to Portfolio of Investments (Unaudited) (Continued)

currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The Fund(s) held inflation-indexed bonds as shown in the Portfolio(s) of Investments at March 31, 2011.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2011, the Funds had no unfunded loan commitments.

The Fund(s) held bank loans as shown in the Portfolio(s) of Investments at March 31, 2011.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) held securities sold short as shown in the Portfolio(s) of Investments at March 31, 2011.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at March 31, 2011.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income, dividend expense, and distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2015 Fund, Destination Retirement 2020 Fund, Destination Retirement 2025 Fund, Destination Retirement 2030 Fund, Destination Retirement 2035 Fund, Destination Retirement 2040 Fund, Destination Retirement 2045 Fund, and Destination Retirement 2050 Fund will

Notes to Portfolio of Investments (Unaudited) (Continued)

also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The BlackRock Global Allocation Fund invests a significant amount of its assets and each of the Diversified International Fund and Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At March 31, 2011, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund	$1,471,130,550	$38,982,452	$(3,933,972)	$35,048,480
Strategic Bond Fund	221,370,219	4,817,516	(10,326,985)	(5,509,469)
Strategic Balanced Fund	66,028,427	7,810,858	(3,146,441)	4,664,417

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund	$527,359,016	$65,959,530	$(13,128,884)	$52,830,646
Diversified Value Fund	267,450,506	46,606,561	(4,795,057)	41,811,504
Fundamental Value Fund	948,808,425	247,091,446	(30,017,499)	217,073,947
Value Equity Fund	28,237,942	5,372,668	(392,708)	4,979,960
Large Cap Value Fund	496,738,698	221,488,280	(11,673,976)	209,814,304
Indexed Equity Fund	1,799,378,963	564,533,155	(240,070,821)	324,462,334
Core Opportunities Fund	61,780,355	9,901,268	(1,077,633)	8,823,635
Blue Chip Growth Fund	414,765,787	137,389,656	(695,328)	136,694,328
Large Cap Growth Fund	57,468,769	14,527,526	(503,554)	14,023,972
Growth Opportunities Fund	262,856,221	101,743,581	(2,165,670)	99,577,911
NASDAQ-100 Fund	39,669,667	16,368,352	(1,889,784)	14,478,568
Focused Value Fund	545,231,737	146,739,561	(5,447,795)	141,291,766
Mid-Cap Value Fund	130,321,856	20,114,794	(1,438,911)	18,675,883
Small Cap Value Equity Fund	86,508,575	24,807,203	(881,971)	23,925,232
Small Company Value Fund	470,236,140	137,326,487	(26,065,420)	111,261,067
Mid Cap Growth Equity Fund	55,377,537	17,315,481	(947,231)	16,368,250
Mid Cap Growth Equity II Fund	1,221,225,314	505,490,993	(6,788,628)	498,702,365
Small Cap Growth Equity Fund	724,314,295	207,800,609	(19,886,891)	187,913,718
Small Company Growth Fund	47,517,222	18,597,746	(673,295)	17,924,451
Diversified International Fund	144,206,015	17,388,170	(10,117,534)	7,270,636
Overseas Fund	518,493,168	91,563,045	(22,070,426)	69,492,619
Destination Retirement Income Fund	89,516,268	13,208,803	(10,583)	13,198,220
Destination Retirement 2010 Fund	96,114,796	15,021,528	(18,591)	15,002,937
Destination Retirement 2015 Fund	1,617,344	125,090	(3,337)	121,753
Destination Retirement 2020 Fund	327,062,812	64,139,935	(260,899)	63,879,036
Destination Retirement 2025 Fund	1,334,595	145,463	(2,579)	142,884
Destination Retirement 2030 Fund	252,973,686	60,112,620	(257,644)	59,854,976
Destination Retirement 2035 Fund	1,346,621	146,986	(1,151)	145,835
Destination Retirement 2040 Fund	151,312,905	40,674,066	(190,194)	40,483,872
Destination Retirement 2045 Fund	1,108,109	147,368	(496)	146,872
Destination Retirement 2050 Fund	24,162,985	4,928,942	(12,825)	4,916,117

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2011, was as follows:

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 3/31/11	Value as of 3/31/11	Dividend Income	Net Realized Gain (Loss)
Destination Retirement Income Fund
Blue Chip Growth Fund, Class S	46,555	6,755	4,791	48,519	$546,321	$-	$25,706
Capital Appreciation Fund, Class S*	9,624	563	5,312	4,875	54,258	-	14,910
Core Bond Fund, Class S*	951,335	20,831	55,988	916,178	10,123,768	-	45,597
Core Opportunities Fund, Class S	165,491	1,597	26,751	140,337	1,383,727	-	24,307
Disciplined Growth Fund, Class S*	469,860	4,520	60,451	413,929	4,131,008	-	85,626
Disciplined Value Fund, Class S*	421,587	4,265	48,900	376,952	4,014,536	-	41,777
Diversified Bond Fund, Class S*	822,677	-	68,547	754,130	8,001,323	-	46,317
Diversified International Fund, Class S	177,434	16,967	16,513	177,888	1,280,794	-	48,139
Diversified Value Fund, Class S	66,266	7,636	7,732	66,170	632,590	-	23,730

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 3/31/11	Value as of 3/31/11	Dividend Income	Net Realized Gain (Loss)
Destination Retirement Income Fund (Continued)
Focused International Fund, Class S*	45,119	1,464	3,480	43,103	$518,529	$-	$13,780
Focused Value Fund, Class S	105,021	1,760	15,364	91,417	1,713,160	-	152,478
Fundamental Value Fund, Class S	99,043	6,439	9,749	95,733	1,059,770	-	40,258
Growth Opportunities Fund, Class S	66,289	3,116	7,215	62,190	462,074	-	27,671
High Yield Fund, Class S*	240,532	7,168	51,944	195,756	1,779,423	-	82,456
Inflation-Protected and Income Fund, Class S*	1,094,837	146,886	106,430	1,135,293	12,227,107	-	16,119
International Bond Fund, Class S*	424,294	56,327	41,037	439,584	4,457,382	-	4,750
International Equity Fund, Class S*	94,264	5,129	6,672	92,721	1,383,399	-	38,977
Large Cap Growth Fund, Class S	96,777	1,994	15,249	83,522	812,667	-	42,925
Large Cap Value Fund, Class S	21,782	1,080	3,298	19,564	216,964	-	13,612
Main Street Small/Mid Cap Fund, Class S*	5,933	-	832	5,101	58,201	-	1,347
Mid Cap Growth Equity Fund, Class S	39,987	443	7,761	32,669	391,696	-	41,492
Mid Cap Growth Equity II Fund, Class S	54,009	15,248	16,311	52,946	905,902	-	89,535
Mid-Cap Value Fund, Class S	114,093	22,883	7,789	129,187	1,396,511	-	2,660
Money Market Fund, Class S*	1,276,417	884,133	50,464	2,110,086	2,110,086	5	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	801,241	5,939	73,875	733,305	2,999,219	-	67,501
Oppenheimer Real Estate Fund, Class Y**	176,585	1,440	18,179	159,846	3,228,889	6,647	166,732
Overseas Fund, Class S	492,400	11,579	47,296	456,683	3,429,688	-	135,070
PIMCO Total Return Fund, Class S	366,069	33,421	30,316	369,174	3,772,954	-	409
Short-Duration Bond Fund, Class S*	2,143,830	56,370	302,547	1,897,653	20,191,025	-	196,884
Small Cap Growth Equity Fund, Class S	21,207	5,295	1,497	25,005	477,350	-	4,508
Small Cap Value Equity Fund, Class S	56,271	6,927	2,594	60,604	614,523	-	12,075
Small Company Growth Fund, Class S	63,584	511	19,359	44,736	484,935	-	101,639
Small Company Value Fund, Class S	49,476	376	6,577	43,275	643,504	-	12,091
Strategic Bond Fund, Class S	366,661	37,845	33,371	371,135	3,611,139	-	40,603
Strategic Emerging Markets Fund, Class S*	224,714	1,951	17,571	209,094	3,500,241	-	122,955
Value Fund, Class S*	9,792	413	3,710	6,495	99,825	-	7,806

					$102,714,488	$6,652	$1,792,442

Destination Retirement 2010 Fund
Blue Chip Growth Fund, Class S	92,393	6,439	6,045	92,787	$1,044,784	$-	$14,656
Capital Appreciation Fund, Class S*	4,985	2,114	969	6,130	68,229	-	1,497
Core Bond Fund, Class S*	1,017,012	44,539	66,033	995,518	11,000,469	-	56,013
Core Opportunities Fund, Class S	164,666	9,153	19,498	154,321	1,521,602	-	16,425
Disciplined Growth Fund, Class S*	683,227	36,246	69,066	650,407	6,491,058	-	99,571
Disciplined Value Fund, Class S*	619,361	34,175	56,194	597,342	6,361,687	-	(67,907)
Diversified Bond Fund, Class S*	670,462	-	61,388	609,074	6,462,280	-	42,744
Diversified International Fund, Class S	341,011	20,244	24,680	336,575	2,423,343	-	58,171
Diversified Value Fund, Class S	123,210	8,462	8,590	123,082	1,176,664	-	26,280
Focused International Fund, Class S*	70,629	11,838	4,752	77,715	934,914	-	18,290
Focused Value Fund, Class S	105,573	5,689	11,288	99,974	1,873,514	-	106,250
Fundamental Value Fund, Class S	149,849	14,408	12,275	151,982	1,682,436	-	45,074
Growth Opportunities Fund, Class S	110,603	11,097	9,108	112,592	836,560	-	34,587
High Yield Fund, Class S*	188,178	18,285	17,968	188,495	1,713,416	-	12,102
Inflation-Protected and Income Fund, Class S*	762,638	184,768	63,839	883,567	9,516,011	-	14,452
International Bond Fund, Class S*	269,027	82,029	24,851	326,205	3,307,718	-	25,652
International Equity Fund, Class S*	159,231	9,937	9,053	160,115	2,388,909	-	38,957
Large Cap Growth Fund, Class S	163,759	9,029	16,196	156,592	1,523,639	-	45,311
Large Cap Value Fund, Class S	36,724	4,799	8,692	32,831	364,095	-	28,214
Main Street Small/Mid Cap Fund, Class S*	26,807	1,777	2,137	26,447	301,762	-	5,005
Mid Cap Growth Equity Fund, Class S	83,199	5,499	15,467	73,231	878,037	-	60,551
Mid Cap Growth Equity II Fund, Class S	108,682	24,448	22,804	110,326	1,887,672	-	51,186
Mid-Cap Value Fund, Class S	245,247	42,943	34,955	253,235	2,737,472	-	52,477
Money Market Fund, Class S*	482,641	934,632	3,878	1,413,395	1,413,395	2	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases		Sales	Number of Shares Held as of 3/31/11		Value as of 3/31/11		Dividend Income	Net Realized Gain (Loss)
Destination Retirement 2010 Fund (Continued)
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	913,550	22,360		61,894	874,016		$3,574,726		$-	$41,355
Oppenheimer Real Estate Fund, Class Y**	199,283	4,970		16,942	187,311		3,783,686		7,761	165,998
Overseas Fund, Class S	761,194	46,334		46,774	760,754		5,713,261		-	127,963
PIMCO Total Return Fund, Class S	385,771	45,764		21,060	410,475		4,195,057		-	240
Short-Duration Bond Fund, Class S*	1,403,410	84,916		158,280	1,330,046		14,151,689		-	93,536
Small Cap Growth Equity Fund, Class S	31,896	12,866		2,298	42,464		810,637		-	7,106
Small Cap Value Equity Fund, Class S	89,563	22,368		3,940	107,991		1,095,029		-	15,229
Small Company Growth Fund, Class S	67,079	8,613		11,400	64,292		696,923		-	57,998
Small Company Value Fund, Class S	76,389	4,192		12,289	68,292		1,015,501		-	41,908
Strategic Bond Fund, Class S	268,156	56,804		22,201	302,759		2,945,845		-	27,282
Strategic Emerging Markets Fund, Class S*	313,548	12,293		34,097	291,744		4,883,794		-	226,725
Value Fund, Class S*	27,936	201		5,891	22,246		341,919		-	30,205

							$111,117,733		$7,763	$1,621,103

Destination Retirement 2015 Fund
Blue Chip Growth Fund, Class S	2,431	746		269	2,908		$32,740		$-	$428
Capital Appreciation Fund, Class S*	545	-		138	407		4,525		-	95
Core Bond Fund, Class S*	8,512	2,291		462	10,341		114,270		-	(50)
Core Opportunities Fund, Class S	2,023	765		181	2,607		25,706		-	298
Disciplined Growth Fund, Class S*	7,770	2,149		748	9,171		91,523		-	879
Disciplined Value Fund, Class S*	7,161	2,161		627	8,695		92,604		-	544
Discovery Value Fund, Class S	-	0	†	-	0	†	0	#	-	-
Diversified Bond Fund, Class S*	4,289	-		66	4,223		44,807		-	10
Diversified International Fund, Class S	7,153	1,773		598	8,328		59,964		-	195
Diversified Value Fund, Class S	2,884	1,023		216	3,691		35,288		-	167
Focused International Fund, Class S*	1,751	382		108	2,025		24,355		-	111
Focused Value Fund, Class S	1,307	394		98	1,603		30,045		-	206
Fundamental Value Fund, Class S	4,173	1,516		513	5,176		57,302		-	501
Growth Opportunities Fund, Class, S	3,134	1,124		491	3,767		27,988		-	639
High Yield Fund, Class S*	2,956	1,841		261	4,536		41,230		-	54
Inflation-Protected and Income Fund, Class S*	7,065	4,977		591	11,451		123,330		-	186
International Bond Fund, Class S*	3,261	2,533		272	5,522		55,993		-	25
International Equity Fund, Class S*	2,517	770		129	3,158		47,112		-	181
Large Cap Growth Fund, Class S	3,585	981		234	4,332		42,153		-	285
Large Cap Value Fund, Class S	1,176	405		281	1,300		14,422		-	268
Main Street Small/Mid Cap Fund, Class S*	1,223	1		184	1,040		11,862		-	263
Mid Cap Growth Equity Fund, Class S	1,365	491		453	1,403		16,820		-	968
Mid Cap Growth Equity II Fund, Class S	2,140	565		261	2,444		41,823		-	732
Mid-Cap Value Fund, Class S	4,641	1,248		668	5,221		56,436		-	903
Money Market Fund, Class S*	-	1,400		-	1,400		1,400		-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	10,841	4,390		661	14,570		59,593		-	261
Oppenheimer Real Estate Fund, Class Y**	2,644	849		148	3,345		67,562		140	427
Overseas Fund, Class S	12,696	3,778		668	15,806		118,701		-	410
PIMCO Total Return Fund, Class S	4,460	1,305		193	5,572		56,946		-	4
Short-Duration Bond Fund, Class S*	9,594	2,968		1,382	11,180		118,959		-	135
Small Cap Growth Equity Fund, Class S	1,182	344		155	1,371		26,181		-	381
Small Cap Value Equity Fund, Class S	1,714	719		72	2,361		23,944		-	109
Small Company Growth Fund, Class S	1,731	606		263	2,074		22,481		-	599
Small Company Value Fund, Class S	1,557	459		345	1,671		24,848		-	645
Strategic Bond Fund, Class S	2,777	1,468		181	4,064		39,541		-	27
Strategic Emerging Markets Fund, Class S*	3,960	1,154		318	4,796		80,289		-	194
Value Fund, Class S*	426	-		13	413		6,354		-	24

							$1,739,097		$140	$11,104

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases		Sales	Number of Shares Held as of 3/31/11		Value as of 3/31/11	Dividend Income	Net Realized Gain (Loss)
Destination Retirement 2020 Fund
Blue Chip Growth Fund, Class S	764,310	65,192		47,406	782,096		$8,806,402	$-	$(12,023)
Capital Appreciation Fund, Class S*	146,090	1,957		53,953	94,094		1,047,269	-	211,824
Core Bond Fund, Class S*	1,795,781	94,505		146,508	1,743,778		19,268,744	-	33,798
Core Opportunities Fund, Class S	551,348	21,879		35,430	537,797		5,302,676	-	34,390
Disciplined Growth Fund, Class S*	2,904,435	93,789		243,714	2,754,510		27,490,010	-	(170,973)
Disciplined Value Fund, Class S*	2,570,378	88,436		198,526	2,460,288		26,202,071	-	(601,241)
Diversified Bond Fund, Class S*	552,418	-		40,173	512,245		5,434,916	-	40,824
Diversified International Fund, Class S*	1,883,284	80,031		142,297	1,821,018		13,111,330	-	(333,259)
Diversified Value Fund, Class S	1,080,284	44,339		93,587	1,031,036		9,856,702	-	(79,086)
Focused International Fund, Class S*	395,446	50,078		31,210	414,314		4,984,198	-	120,197
Focused Value Fund, Class S	363,009	35,275		14,680	383,604		7,188,747	-	39,324
Fundamental Value Fund, Class S	1,412,813	98,177		115,841	1,395,149		15,444,304	-	(141,304)
Growth Opportunities Fund, Class, S	1,146,169	46,890		112,102	1,080,957		8,031,510	-	(14,045)
High Yield Fund, Class S*	908,339	59,006		87,486	879,859		7,997,923	-	139,835
Inflation-Protected and Income Fund, Class S*	1,228,104	231,622		74,173	1,385,553		14,922,407	-	46,044
International Bond Fund, Class S*	890,199	241,883		47,921	1,084,161		10,993,391	-	(9,233)
International Equity Fund, Class S*	898,159	41,322		49,108	890,373		13,284,363	-	(197,106)
Large Cap Growth Fund, Class S	1,258,520	50,527		75,325	1,233,722		12,004,114	-	210,747
Large Cap Value Fund, Class S	304,906	23,579		27,418	301,067		3,338,835	-	14,083
Main Street Small/Mid Cap Fund, Class S*	1,367,922	-		41,694	1,326,228		15,132,262	-	42,384
Mid Cap Growth Equity Fund, Class S	458,494	19,155		27,802	449,847		5,393,662	-	21,277
Mid Cap Growth Equity II Fund, Class S	533,258	48,940		53,033	529,165		9,054,006	-	64,840
Mid-Cap Value Fund, Class S	1,339,260	95,033		122,333	1,311,960		14,182,290	-	(39,193)
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	3,211,554	276,433		107,813	3,380,174		13,824,910	-	100,950
Oppenheimer Real Estate Fund, Class Y**	806,131	22,585		18,998	809,718		16,356,308	33,500	153,560
Overseas Fund, Class S	4,589,579	168,253		304,243	4,453,589		33,446,451	-	(761,621)
PIMCO Total Return Fund, Class S	1,034,235	69,427		58,749	1,044,913		10,679,012	-	3,112
Short-Duration Bond Fund, Class S*	1,830,740	234,229		258,737	1,806,232		19,218,309	-	160,954
Small Cap Growth Equity Fund, Class S	99,230	54,630		12,357	141,503		2,701,288	-	32,368
Small Cap Value Equity Fund, Class S	395,802	86,033		25,220	456,615		4,630,073	-	21,353
Small Company Growth Fund, Class S	274,420	42,568		35,985	281,003		3,046,069	-	171,253
Small Company Value Fund, Class S	209,401	31,314		27,208	213,507		3,174,843	-	154,744
Strategic Bond Fund, Class S	439,705	57,883		24,489	473,099		4,603,256	-	28,984
Strategic Emerging Markets Fund, Class S*	1,197,644	37,625		64,999	1,170,270		19,590,324	-	457,758
Value Fund, Class S*	105,923	6,654		34,576	78,001		1,198,873	-	134,374

							$390,941,848	$33,500	$79,893

Destination Retirement 2025 Fund
Blue Chip Growth Fund, Class S	3,141	385		105	3,421		$38,526	$-	$149
Capital Appreciation Fund, Class S*	596	1		83	514		5,722	-	58
Core Bond Fund, Class S*	4,009	389		113	4,285		47,347	-	(11)
Core Opportunities Fund, Class S	1,864	279		88	2,055		20,264	-	145
Disciplined Growth Fund, Class S*	10,019	1,189		883	10,325		103,048	-	1,087
Disciplined Value Fund, Class S*	9,395	1,121		811	9,705		103,353	-	751
Discovery Value Fund, Class S*	-	0	†	-	0	†	1	-	-
Diversified Bond Fund, Class S*	80	-		-	80		846	-	-
Diversified International Fund, Class S	7,485	1,067		491	8,061		58,037	-	130
Diversified Value Fund, Class S	3,788	570		83	4,275		40,864	-	60
Focused International Fund, Class S*	1,810	253		89	1,974		23,750	-	79
Focused Value Fund, Class S	1,205	157		24	1,338		25,073	-	59
Fundamental Value Fund, Class S	5,356	974		120	6,210		68,741	-	108
Growth Opportunities Fund, Class S	4,199	555		144	4,610		34,253	-	179
High Yield Fund, Class S*	3,099	1,205		294	4,010		36,451	-	35
Inflation-Protected and Income Fund, Class S*	2,000	988		67	2,921		31,463	-	18

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 3/31/11	Value as of 3/31/11	Dividend Income	Net Realized Gain (Loss)
Destination Retirement 2025 Fund (Continued)
International Bond Fund, Class S*	2,888	1,267	92	4,063	$41,201	$-	$13
International Equity Fund, Class S*	2,753	671	114	3,310	49,384	-	154
Large Cap Growth Fund, Class S	4,781	642	160	5,263	51,210	-	178
Large Cap Value Fund, Class S	1,572	213	91	1,694	18,792	-	87
Main Street Small/Mid Cap Fund, Class S*	1,174	2	37	1,139	13,002	-	53
Mid Cap Growth Equity Fund, Class S	1,775	272	325	1,722	20,650	-	698
Mid Cap Growth Equity II Fund, Class S	2,453	283	115	2,621	44,852	-	357
Mid-Cap Value Fund, Class S	5,043	704	406	5,341	57,734	-	561
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	10,886	4,199	398	14,687	60,069	-	139
Oppenheimer Real Estate Fund, Class Y**	2,585	572	70	3,087	62,367	128	202
Overseas Fund, Class S	17,168	2,240	586	18,822	141,354	-	377
PIMCO Total Return Fund, Class S	2,499	276	175	2,600	26,574	-	10
Short-Duration Bond Fund, Class S*	4,469	728	710	4,487	47,741	-	56
Small Cap Growth Equity Fund, Class S	1,311	250	39	1,522	29,048	-	97
Small Cap Value Equity Fund, Class S	1,893	784	38	2,639	26,761	-	56
Small Company Growth Fund, Class S	1,948	342	126	2,164	23,459	-	282
Small Company Value Fund, Class S	1,876	260	343	1,793	26,657	-	723
Strategic Bond Fund, Class S	909	336	18	1,227	11,943	-	3
Strategic Emerging Markets Fund, Class S*	4,330	603	139	4,794	80,245	-	45
Value Fund, Class S*	456	13	33	436	6,697	-	48

					$1,477,479	$128	$6,986

Destination Retirement 2030 Fund
Blue Chip Growth Fund, Class S	940,712	34,962	65,703	909,971	$10,246,275	$-	$(12,086)
Capital Appreciation Fund, Class S*	315,239	-	160,615	154,624	1,720,969	-	305,039
Core Bond Fund, Class S*	604,803	10,105	28,920	585,988	6,475,168	-	(208)
Core Opportunities Fund, Class S	439,547	17,246	30,012	426,781	4,208,064	-	29,566
Disciplined Growth Fund, Class S*	1,684,986	102,708	94,717	1,692,977	16,895,913	-	(63,600)
Disciplined Value Fund, Class S*	1,600,543	96,157	88,876	1,607,824	17,123,326	-	(274,531)
Discovery Value Fund, Class S*	-	60	9	51	554	-	4
Diversified Bond Fund, Class S*	4,267	-	4,267	-	-	-	(784)
Diversified International Fund, Class S	1,696,502	194,422	124,129	1,766,795	12,720,926	-	(300,713)
Diversified Value Fund, Class S	1,309,667	49,906	120,521	1,239,052	11,845,340	-	(223,223)
Focused International Fund, Class S*	361,516	66,436	19,517	408,435	4,913,468	-	75,021
Focused Value Fund, Class S	292,066	12,535	20,374	284,227	5,326,407	-	48,337
Fundamental Value Fund, Class S	1,777,074	71,267	164,411	1,683,930	18,641,110	-	(348,389)
Growth Opportunities Fund, Class S	1,403,165	52,714	164,297	1,291,582	9,596,451	-	(56,050)
High Yield Fund, Class S*	624,546	43,059	69,149	598,456	5,439,969	-	108,060
Inflation-Protected and Income Fund, Class S*	472,726	90,150	40,516	522,360	5,625,815	-	10,999
International Bond Fund, Class S*	499,319	146,750	24,483	621,586	6,302,885	-	(4,677)
International Equity Fund, Class S*	754,052	62,065	37,093	779,024	11,623,036	-	(106,632)
Large Cap Growth Fund, Class S	1,536,514	56,885	131,367	1,462,032	14,225,576	-	375,546
Large Cap Value Fund, Class S	419,725	21,348	53,381	387,692	4,299,502	-	(59,028)
Main Street Small/Mid Cap Fund, Class S*	893,690	-	29,029	864,661	9,865,776	-	31,448
Mid Cap Growth Equity Fund, Class S	529,222	18,099	52,972	494,349	5,927,250	-	50,918
Mid Cap Growth Equity II Fund, Class S	522,727	18,862	51,797	489,792	8,380,348	-	(39,171)
Mid-Cap Value Fund, Class S	1,238,533	55,328	84,942	1,208,919	13,068,417	-	(161,739)
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	2,693,692	428,956	80,182	3,042,466	12,443,687	-	65,515
Oppenheimer Real Estate Fund, Class Y**	677,519	30,928	16,279	692,168	13,981,799	28,668	135,566
Overseas Fund, Class S	4,074,130	251,617	192,093	4,133,654	31,043,741	-	(451,942)
PIMCO Total Return Fund, Class S	443,873	5,561	25,397	424,037	4,333,658	-	1,201
Short-Duration Bond Fund, Class S*	927,800	49,941	105,396	872,345	9,281,746	-	86,860
Small Cap Growth Equity Fund, Class S	216,483	33,829	13,355	236,957	4,523,512	-	37,253
Small Cap Value Equity Fund, Class S	493,625	53,464	20,021	527,068	5,344,468	-	16,895

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases		Sales	Number of Shares Held as of 3/31/11		Value as of 3/31/11	Dividend Income	Net Realized Gain (Loss)
Destination Retirement 2030 Fund (Continued)
Small Company Growth Fund, Class S	244,734	43,398		33,313	254,819		$2,762,236	$-	$165,429
Small Company Value Fund, Class S	303,398	21,385		25,124	299,659		4,455,935	-	35,552
Strategic Bond Fund, Class S	117,778	56,420		4,385	169,813		1,652,282	-	5,219
Strategic Emerging Markets Fund, Class S*	1,076,465	34,574		60,154	1,050,885		17,591,816	-	424,593
Value Fund, Class S*	103,937	11,588		54,286	61,239		941,237	-	200,021

							$312,828,662	$28,668	$106,269

Destination Retirement 2035 Fund
Blue Chip Growth Fund, Class S	3,631	742		93	4,280		$48,194	$-	$139
Capital Appreciation Fund, Class S*	470	10		55	425		4,734	-	46
Core Bond Fund, Class S*	2,644	417		145	2,916		32,222	-	(18)
Core Opportunities Fund, Class S	1,558	467		57	1,968		19,409	-	90
Disciplined Growth Fund, Class S*	7,734	1,811		447	9,098		90,802	-	553
Disciplined Value Fund, Class S*	7,338	1,702		419	8,621		91,812	-	393
Discovery Value Fund, Class S*	-	0	†	-	0	†	1	-	-
Diversified Bond Fund, Class S*	95	-		-	95		1,010	-	-
Diversified International Fund, Class S	7,229	2,082		270	9,041		65,092	-	90
Diversified Value Fund, Class S	4,535	1,056		107	5,484		52,427	-	75
Focused International Fund, Class S*	1,877	443		44	2,276		27,376	-	40
Focused Value Fund, Class S	1,110	256		24	1,342		25,158	-	58
Fundamental Value Fund, Class S	6,277	1,513		252	7,538		83,445	-	237
Growth Opportunities Fund, Class, S	4,800	1,120		153	5,767		42,852	-	199
High Yield Fund, Class S*	1,285	684		251	1,718		15,614	-	21
Inflation-Protected and Income Fund, Class S*	809	737		26	1,520		16,374	-	7
International Bond Fund, Class S*	2,588	1,331		98	3,821		38,748	-	16
International Equity Fund, Class S*	2,603	991		84	3,510		52,373	-	114
Large Cap Growth Fund, Class S	5,510	1,212		132	6,590		64,116	-	149
Large Cap Value Fund, Class S	1,784	455		165	2,074		22,996	-	160
Main Street Small/Mid Cap Fund, Class S*	721	2		-	723		8,254	-	-
Mid Cap Growth Equity Fund, Class S	1,653	420		311	1,762		21,127	-	678
Mid Cap Growth Equity II Fund, Class S	2,191	504		117	2,578		44,113	-	367
Mid-Cap Value Fund, Class S	4,722	1,049		100	5,671		61,304	-	130
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	10,846	4,387		324	14,909		60,976	-	111
Oppenheimer Real Estate Fund, Class Y**	2,567	899		78	3,388		68,429	140	225
Overseas Fund, Class S	17,610	4,365		575	21,400		160,715	-	403
PIMCO Total Return Fund, Class S	1,446	213		142	1,517		15,508	-	8
Short-Duration Bond Fund, Class S*	3,138	698		520	3,316		35,285	-	53
Small Cap Growth Equity Fund, Class S	1,324	433		22	1,735		33,130	-	54
Small Cap Value Equity Fund, Class S	1,871	1,126		37	2,960		30,016	-	53
Small Company Growth Fund, Class S	2,017	552		237	2,332		25,274	-	560
Small Company Value Fund, Class S	1,877	417		388	1,906		28,349	-	855
Strategic Bond Fund, Class S	730	294		15	1,009		9,817	-	2
Strategic Emerging Markets Fund, Class S*	4,209	1,138		125	5,222		87,415	-	55
Value Fund, Class S*	553	7		40	520		7,989	-	68

							$1,492,456	$140	$5,991

Destination Retirement 2040 Fund
Blue Chip Growth Fund, Class S	605,648	22,849		37,268	591,229		$6,657,243	$-	$(5,751)
Capital Appreciation Fund, Class S*	209,125	-		77,071	132,054		1,469,765	-	233,194
Core Bond Fund, Class S*	360,691	13,499		17,347	356,843		3,943,120	-	(193)
Core Opportunities Fund, Class S	270,380	10,671		19,492	261,559		2,578,969	-	20,203
Disciplined Growth Fund, Class S*	1,084,893	38,310		61,090	1,062,113		10,599,890	-	(31,726)
Disciplined Value Fund, Class S*	965,662	41,507		53,478	953,691		10,156,809	-	(207,559)
Diversified Bond Fund, Class S*	15,057	-		1,917	13,140		139,411	-	35

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases		Sales	Number of Shares Held as of 3/31/11		Value as of 3/31/11	Dividend Income	Net Realized Gain (Loss)
Destination Retirement 2040 Fund (Continued)
Diversified International Fund, Class S	1,113,764	83,567		66,976	1,130,355		$8,138,560	$-	$(152,222)
Diversified Value Fund, Class S	832,062	32,586		58,988	805,660		7,702,113	-	138,909
Focused International Fund, Class S*	246,035	31,684		17,399	260,320		3,131,644	-	68,412
Focused Value Fund, Class S	175,694	6,811		7,459	175,046		3,280,365	-	23,676
Fundamental Value Fund, Class S	1,147,125	46,662		99,841	1,093,946		12,109,984	-	(111,872)
Growth Opportunities Fund, Class, S	956,715	34,485		105,749	885,451		6,578,900	-	3,866
High Yield Fund, Class S*	67,445	50,969		30,877	87,537		795,713	-	192
Inflation-Protected and Income Fund, Class S*	101,876	55,083		8,171	148,788		1,602,446	-	9,754
International Bond Fund, Class S*	260,000	73,553		14,364	319,189		3,236,572	-	(8,806)
International Equity Fund, Class S*	487,342	31,856		28,036	491,162		7,328,144	-	(56,092)
Large Cap Growth Fund, Class S	907,148	37,848		53,318	891,678		8,676,023	-	151,433
Large Cap Value Fund, Class S	300,034	14,008		45,810	268,232		2,974,692	-	(22,474)
Main Street Small/Mid Cap Fund, Class S*	499,025	-		12,687	486,338		5,549,116	-	13,044
Mid Cap Growth Equity Fund, Class S	348,626	11,239		36,090	323,775		3,882,062	-	35,944
Mid Cap Growth Equity II Fund, Class S	341,316	11,731		29,764	323,283		5,531,369	-	40,143
Mid-Cap Value Fund, Class S	806,915	31,913		54,799	784,029		8,475,357	-	(9,025)
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	1,753,962	223,987		48,808	1,929,141		7,890,186	-	41,789
Oppenheimer Real Estate Fund, Class Y**	403,677	28,877		11,690	420,864		8,501,444	17,425	96,415
Overseas Fund, Class S	2,656,032	131,677		142,997	2,644,712		19,861,791	-	(64,404)
PIMCO Total Return Fund, Class S	214,054	2,737		15,009	201,782		2,062,213	-	783
Short-Duration Bond Fund, Class S*	464,800	36,512		114,300	387,012		4,117,812	-	30,281
Small Cap Growth Equity Fund, Class S	142,445	28,022		18,555	151,912		2,900,006	-	59,746
Small Cap Value Equity Fund, Class S	286,252	47,320		12,049	321,523		3,260,239	-	1,314
Small Company Growth Fund, Class S	193,339	24,418		19,975	197,782		2,143,960	-	95,540
Small Company Value Fund, Class S	231,429	10,363		16,216	225,576		3,354,314	-	22,543
Strategic Bond Fund, Class S	45,956	43,488		2,243	87,201		848,469	-	2,714
Strategic Emerging Markets Fund, Class S*	688,043	20,589		29,547	679,085		11,367,886	-	200,992
Value Fund, Class S*	61,553	4,154		3,886	61,821		950,190	-	20,259

							$191,796,777	$17,425	$641,057

Destination Retirement 2045 Fund
Blue Chip Growth Fund, Class S	4,068	335		185	4,218		$47,492	$-	$310
Capital Appreciation Fund, Class S*	687	-		72	615		6,842	-	66
Core Bond Fund, Class S*	868	29		65	832		9,197	-	(13)
Core Opportunities Fund, Class S	1,541	125		72	1,594		15,717	-	121
Disciplined Growth Fund, Class S*	7,142	463		321	7,284		72,692	-	411
Disciplined Value Fund, Class S*	6,804	437		302	6,939		73,899	-	289
Discovery Value Fund, Class S*	-	0	†	-	0	†	2	-	-
Diversified Bond Fund, Class S*	52	-		-	52		550	-	-
Diversified International Fund, Class S	7,841	736		529	8,048		57,944	-	181
Diversified Value Fund, Class S	4,984	643		252	5,375		51,390	-	210
Focused International Fund, Class S*	1,841	229		70	2,000		24,056	-	69
Focused Value Fund, Class S	1,101	82		38	1,145		21,450	-	99
Fundamental Value Fund, Class S	6,994	737		370	7,361		81,485	-	377
Growth Opportunities Fund, Class, S	5,236	423		252	5,407		40,174	-	349
High Yield Fund, Class S*	547	90		40	597		5,422	-	10
Inflation-Protected and Income Fund, Class S*	515	172		34	653		7,034	-	6
International Bond Fund, Class S*	2,078	280		331	2,027		20,551	-	66
International Equity Fund, Class S*	2,903	448		134	3,217		47,993	-	195
Large Cap Growth Fund, Class S	6,075	498		257	6,316		61,458	-	325
Large Cap Value Fund, Class S	1,946	140		136	1,950		21,625	-	141
Main Street Small/Mid Cap Fund, Class S*	1,791	-		268	1,523		17,383	-	383
Mid Cap Growth Equity Fund, Class S	1,771	134		182	1,723		20,655	-	401
Mid Cap Growth Equity II Fund, Class S	2,498	139		117	2,520		43,125	-	389

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 3/31/11	Value as of 3/31/11	Dividend Income	Net Realized Gain (Loss)
Destination Retirement 2045 Fund (Continued)
Mid-Cap Value Fund, Class S	5,284	332	183	5,433	$58,736	$-	$270
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	11,370	2,095	572	12,893	52,733	-	192
Oppenheimer Real Estate Fund, Class Y**	2,755	186	161	2,780	56,155	115	461
Overseas Fund, Class S	17,682	1,195	727	18,150	136,303	-	528
PIMCO Total Return Fund, Class S	327	9	5	331	3,381	-	0	#
Short-Duration Bond Fund, Class S*	1,316	58	383	991	10,546	-	39
Small Cap Growth Equity Fund, Class S	1,471	212	166	1,517	28,964	-	404
Small Cap Value Equity Fund, Class S	1,994	581	60	2,515	25,503	-	96
Small Company Growth Fund, Class S	2,116	156	227	2,045	22,171	-	526
Small Company Value Fund, Class S	1,972	119	437	1,654	24,588	-	840
Strategic Bond Fund, Class S	167	51	6	212	2,066	-	1
Strategic Emerging Markets Fund, Class S*	4,457	331	237	4,551	76,186	-	51
Value Fund, Class S*	665	-	46	619	9,513	-	80

					$1,254,981	$115	$7,873

Destination Retirement 2050 Fund
Blue Chip Growth Fund, Class S	88,729	13,688	4,550	97,867	$1,101,985	$-	$16,466
Capital Appreciation Fund, Class S*	28,383	427	6,884	21,926	244,032	-	11,390
Core Bond Fund, Class S*	18,569	1,659	130	20,098	222,083	-	(1)
Core Opportunities Fund, Class S	36,675	6,430	2,061	41,044	404,695	-	2,275
Disciplined Growth Fund, Class S*	157,020	25,224	12,389	169,855	1,695,148	-	48,578
Disciplined Value Fund, Class S*	140,127	23,751	6,028	157,850	1,681,108	-	17,787
Discovery Value Fund, Class S*	-	18	-	18	192	-	-
Diversified Bond Fund, Class S*	1,603	-	33	1,570	16,657	-	0	#
Diversified International Fund, Class S	153,740	31,569	9,530	175,779	1,265,610	-	24,109
Diversified Value Fund, Class S	112,765	22,201	5,959	129,007	1,233,310	-	21,391
Focused International Fund, Class S*	34,912	9,959	1,473	43,398	522,080	-	5,910
Focused Value Fund, Class S	23,489	3,744	711	26,522	497,013	-	7,182
Fundamental Value Fund, Class S	156,298	31,317	9,131	178,484	1,975,817	-	38,972
Growth Opportunities Fund, Class, S	123,861	20,669	7,896	136,634	1,015,188	-	29,710
High Yield Fund, Class S*	10,607	3,514	866	13,255	120,490	-	326
Inflation-Protected and Income Fund, Class S*	7,185	3,487	645	10,027	107,992	-	302
International Bond Fund, Class S*	34,359	7,472	5,422	36,409	369,183	-	6,256
International Equity Fund, Class S*	70,376	14,909	2,742	82,543	1,231,547	-	16,803
Large Cap Growth Fund, Class S	122,902	22,719	5,477	140,144	1,363,602	-	13,551
Large Cap Value Fund, Class S	44,751	8,351	3,957	49,145	545,012	-	16,569
Main Street Small/Mid Cap Fund, Class S*	67,022	613	5,080	62,555	713,758	-	22,717
Mid Cap Growth Equity Fund, Class S	47,410	6,867	1,440	52,837	633,516	-	8,538
Mid Cap Growth Equity II Fund, Class S	46,491	7,197	2,633	51,055	873,552	-	22,865
Mid-Cap Value Fund, Class S	106,763	17,433	3,377	120,819	1,306,058	-	15,240
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	225,354	62,463	6,354	281,463	1,151,182	-	6,955
Oppenheimer Real Estate Fund, Class Y**	49,748	10,985	1,289	59,444	1,200,772	2,424	11,738
Overseas Fund, Class S	373,354	62,391	15,095	420,650	3,159,084	-	51,198
PIMCO Total Return Fund, Class S	9,403	529	86	9,846	100,628	-	4
Short-Duration Bond Fund, Class S*	39,044	3,454	6,797	35,701	379,861	-	856
Small Cap Growth Equity Fund, Class S	18,659	7,244	2,947	22,956	438,231	-	22,572
Small Cap Value Equity Fund, Class S	39,412	13,475	1,232	51,655	523,783	-	6,179
Small Company Growth Fund, Class S	39,976	8,885	2,102	46,759	506,870	-	11,513
Small Company Value Fund, Class S	34,271	6,728	4,482	36,517	543,005	-	29,700
Strategic Bond Fund, Class S	2,696	1,108	102	3,702	36,016	-	84
Strategic Emerging Markets Fund, Class S*	94,649	12,918	3,702	103,865	1,738,700	-	18,757
Value Fund, Class S*	12,246	517	2,266	10,497	161,342	-	7,825

					$29,079,102	$2,424	$514,317

Notes to Portfolio of Investments (Unaudited) (Continued)

*	MassMutual Premier Fund.
**	Fund advised by OppenheimerFunds, Inc.
†	Amount is less than 0.50 shares.
#	Amount is less than $0.50.

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds of the leveraged buy-out. The Official Committee seeks to recover payments of those proceeds.

The potential amounts sought to be recovered from the Diversified Value Fund and Indexed Equity Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively. The Funds cannot predict the outcome of this proceeding. If the proceeding were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee, the payment of such judgment or settlement could have a material adverse effect on the Funds’ net asset values.

6.	Subsequent Events

The name changes noted above for the BlackRock Global Allocation Fund and Growth Opportunities Fund were effective April 1, 2011.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	5/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	5/26/11

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	5/26/11